UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-07989

                                                  Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

                                                   Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

David B. Lippman

Metropolitan West Funds

865 South Figueroa Street

                                                   Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 83.40%
ASSET-BACKED SECURITIES — 3.75%**
Goal Capital Funding Trust, Series 2006-1, Class A3
0.35%	11/25/26	[2]	$258,773	$256,642
Nelnet Student Loan Trust, Series 2012-5A, Class A
0.75%	10/27/36	[2,3]	239,868	240,921
SLC Student Loan Trust, Series 2005-1, Class A2
0.30%	11/15/21	[2]	763,268	763,034
SLM Student Loan Trust, Series 2003-12, Class A5
0.51%	09/15/22	[2,3]	368,248	368,390
SLM Student Loan Trust, Series 2005-8, Class A3
0.34%	10/25/24	[2]	893,032	891,532
SLM Student Loan Trust, Series 2006-4, Class A5
0.33%	10/27/25	[2]	980,000	977,559
SLM Student Loan Trust, Series 2007-7, Class A3
0.47%	04/25/17	[2]	990,000	989,401
SLM Student Loan Trust, Series 2008-5, Class A3
1.53%	01/25/18	[2]	897,859	904,368
SLM Student Loan Trust, Series 2008-8, Class A2
1.13%	10/25/17	[2]	263,273	264,302
SLM Student Loan Trust, Series 2012-6, Class A2
0.43%	09/25/19	[2]	700,000	699,872
SLM Student Loan Trust, Series 2013-4, Class A
0.70%	06/25/27	[2]	346,857	347,788
SLM Student Loan Trust, Series 2013-5, Class A1
0.41%	05/25/18	[2]	1,043,610	1,043,831
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.29%	02/26/19	[2,3]	25,000	24,946

Total Asset-Backed Securities (Cost $7,765,922)				7,772,586

BANK LOANS — 0.31%*
Health Care — 0.31%
HCA, Inc., Term Loan B4
0.30%	05/01/18	[2]	635,836	637,524

Total Bank Loans (Cost $635,836)

Issues	Maturity Date		Principal Amount	Value

CORPORATES — 11.35%*
Automotive — 0.44%
Nissan Motor Acceptance Corp.
0.93%	09/26/16	[2,3]	$900,000	$905,563

Banking — 2.16%
Abbey National Treasury Services PLC/London (United Kingdom)
3.88%	11/10/14	[3,4]	500,000	506,183
Bank of America N.A. (BKNT)
0.53%	06/15/17	[2]	750,000	741,881
Credit Suisse/New York (YCD) (Switzerland)
0.47%	04/10/15	[2,4]	500,000	500,558
0.55%	08/24/15	[2,4]	850,000	849,753
JPMorgan Chase Bank N.A.
0.56%	06/13/16	[2]	550,000	548,016
JPMorgan Chase Bank N.A. (BKNT)
5.88%	06/13/16		295,000	322,906
Macquarie Bank Ltd. (Australia)
0.67%	06/15/16	[2,3,4]	500,000	500,602
7.30%	08/01/14	[3,4]	518,000	520,710

				4,490,609

Communications — 0.77%
AT&T, Inc.
2.50%	08/15/15		650,000	664,297
Verizon Communications, Inc.
1.76%	09/15/16	[2]	900,000	925,701

				1,589,998

Electric — 0.29%
NextEra Energy Capital Holdings, Inc.
1.34%	09/01/15		600,000	604,578

Energy — 0.59%
Florida Gas Transmission Co. LLC
4.00%	07/15/15	[3]	550,000	568,347
Trans-Canada Pipelines Ltd. (Canada)
0.91%	06/30/16	[2,4]	650,000	655,557

				1,223,904

Finance — 1.61%
Citigroup, Inc.
1.19%	07/25/16	[2]	800,000	808,954
5.30%	01/07/16		275,000	293,512
Ford Motor Credit Co. LLC, Series FRN
1.47%	05/09/16	[2]	600,000	608,883
General Electric Capital Corp., Series A (MTN)
0.49%	09/15/14	[2]	300,000	300,194
General Electric Capital Corp., Series G (MTN)
0.88%	07/12/16	[2]	500,000	504,800

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 1

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc., Series B (MTN)
0.63%	07/22/15	[2]	$200,000	$200,099
International Lease Finance Corp.
6.50%	09/01/14	[3]	350,000	353,500
Morgan Stanley (MTN)
0.68%	10/18/16	[2]	260,000	260,094

				3,330,036

Food — 0.24%
Kraft Foods Group, Inc.
1.62%	06/04/15		500,000	505,034

Health Care — 0.39%
McKesson Corp.
0.63%	09/10/15	[2]	800,000	801,758

Industrials — 0.32%
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15	[3,4]	650,000	661,001

Insurance — 0.61%
Farmers Insurance Exchange
6.00%	08/01/14	[3]	460,000	461,492
Metropolitan Life Global Funding I
0.76%	07/15/16	[2,3]	250,000	251,952
1.70%	06/29/15	[3]	550,000	556,249

				1,269,693

Real Estate Investment Trust (REIT) — 3.83%
Brandywine Operating Partnership LP
7.50%	05/15/15		700,000	739,432
Camden Property Trust
5.00%	06/15/15		320,000	333,235
HCP, Inc.
6.00%	01/30/17		1,100,000	1,232,124
7.07%	06/08/15		625,000	663,356
Kimco Realty Corp. (MTN)
5.58%	11/23/15		560,000	595,976
Mid-America Apartments LP
5.50%	10/01/15	[3]	900,000	951,726
Nationwide Health Properties, Inc.
6.00%	05/20/15		1,025,000	1,072,493
Pan Pacific Retail Properties, Inc.
5.25%	09/01/15		500,000	525,721
Realty Income Corp.
5.50%	11/15/15		700,000	743,674
WEA Finance LLC/WT Finance Aust Pty Ltd.
5.75%	09/02/15	[3]	1,000,000	1,081,405

				7,939,142

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Transportation — 0.10%
JetBlue Airways Pass-Through Trust, Series 2004, Class G1
0.60%	08/15/16	[2]	$217,746	$212,955

Total Corporates (Cost $23,243,617)				23,534,271

FOREIGN GOVERNMENT OBLIGATIONS — 0.31%
Foreign Government Obligations — 0.31%
Kommuninvest I Sverige AB (Sweden)
0.22%	09/12/14	[2,3,4]	645,000	645,027

Total Foreign Government Obligations (Cost $645,000)
MORTGAGE-BACKED — 62.90%**
Commercial Mortgage-Backed — 11.89%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-6, Class A5
4.81%	12/10/42		714,597	719,817
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A4
5.37%	07/10/45	[2]	700,000	705,858
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.35%	09/10/47	[2]	535,000	559,833
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3, Class A3
5.78%	06/10/49	[2]	323,423	323,198
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AAB
5.90%	06/11/40	[2]	273,261	282,279
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3
5.74%	06/11/50		296,697	297,099
Commercial Mortgage Trust, Series 2005-GG5, Class A41
5.24%	04/10/37	[2]	21,225	21,217
Commercial Mortgage Trust, Series 2006-C7, Class A4
5.94%	06/10/46	[2]	756,557	811,443
Commercial Mortgage Trust, Series 2006-C8, Class AAB
5.29%	12/10/46		134,880	136,607
Commercial Mortgage Trust, Series 2006-CD3, Class A1S
5.61%	10/15/48		976,673	1,056,030
Commercial Mortgage Trust, Series 2012-CR3, Class A1
0.67%	10/15/45		1,430,365	1,429,063
Credit Suisse First Boston Commercial Mortgage Trust, Series 2005-C1, Class A4
5.01%	02/15/38	[2]	783,652	795,138

See accompanying notes to Schedule of Portfolio Investments.

2 / N-Q Report June 2014

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
DBUBS Mortgage Trust, Series 2011-LX2A, Class A1
3.53%	07/10/44	[3]	$943,637	$1,002,614
GE Capital Commercial Mortgage Corp. Trust, Series 2005-C1, Class A3
4.58%	06/10/48		139,752	140,071
GE Capital Commercial Mortgage Corp. Trust, Series 2005-C1, Class A5
4.77%	06/10/48	[2]	510,000	518,100
GS Mortgage Securities Trust, Series 2011-GC5, Class A2
3.00%	08/10/44		1,040,000	1,078,717
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5
4.65%	01/12/37		156,028	155,975
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A6
4.90%	01/12/37		1,600,000	1,608,963
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class ASB
4.66%	07/15/42		106,723	107,370
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A3
5.43%	12/15/44	[2]	328,427	331,292
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4
5.40%	12/15/44	[2]	1,330,000	1,391,884
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class ASB
5.51%	12/12/44	[2]	180,346	184,728
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class ASB
6.06%	04/15/45	[2]	760,334	783,269
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3S
5.24%	05/15/47	[3]	114,106	114,709
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class ASB
5.69%	02/12/51		153,785	162,984
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class ASB
5.99%	06/15/49	[2]	317,683	336,577

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C3, Class A3
4.39%	02/15/46	[3]	$700,000	$765,567
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A1
1.52%	07/15/46	[3]	226,070	226,199
LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class K
5.25%	04/15/37	[2,3]	1,274,000	1,275,732
LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A1A
4.48%	10/15/29		834,481	839,288
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4
4.74%	02/15/30		621,807	629,314
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4
5.16%	02/15/31		635,000	670,734
Merrill Lynch Mortgage Investors, Inc., Series 2004-KEY2, Class A4
4.86%	08/12/39	[2]	426,945	427,736
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A5
4.86%	10/12/41	[2]	464,220	466,208
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A
5.17%	12/12/49		919,352	994,825
Morgan Stanley Capital I Trust, Series 2001-C3, Class A2
3.22%	08/15/49		611,464	637,085
Morgan Stanley Capital I Trust, Series 2005-T19, Class A4A
4.89%	06/12/47		537,098	553,873
Morgan Stanley Capital I Trust, Series 2006-T23, Class A4
5.98%	08/12/41	[2]	520,000	564,744
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A2
5.77%	04/12/49	[2]	755,508	756,504
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4
4.80%	10/15/41		372,585	373,633
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A2
5.42%	04/15/47		49,377	49,470
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A1
2.50%	02/15/44	[3]	355,436	358,928

				24,644,675

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 3

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 9.08%
Aames Mortgage Trust, Series 2002-1, Class A3 (STEP)
6.48%	06/25/32		$34,578	$33,761
Adjustable Rate Mortgage Trust, Series 2005-1, Class 1A1
2.92%	05/25/35	[2]	813,334	725,156
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A12
3.12%	02/25/36	[2]	311,312	305,510
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A41
3.12%	02/25/36	[2]	519,938	505,489
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M2
0.82%	05/25/35	[2]	287,473	287,695
Banc of America Funding Corp., Series 2003-2, Class 1A1
6.50%	06/25/32		8,965	9,503
Banc of America Funding Corp., Series 2006-G, Class 2A3
0.32%	07/20/36	[2]	205,147	205,125
Banc of America Mortgage Securities, Inc., Series 2003-A, Class 2A2
3.02%	02/25/33	[2]	3,106	3,105
BCAP LLC Trust, Series 2007-AA1, Class 1A2
0.31%	02/25/47	[2]	412,927	377,017
Centex Home Equity Loan Trust, Series 2005-D, Class M1
0.58%	10/25/35	[2]	575,000	562,238
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
2.86%	02/25/34	[2]	119,243	117,709
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class MV1
0.80%	08/25/35	[2]	382,394	377,884
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.33%	03/25/37	[2]	2,468,910	2,402,213
Conseco Financial Corp., Series 1994-1, Class A5
7.65%	04/15/19		671	700
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		129,780	136,860
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AAB
5.62%	09/15/40	[2]	706,857	752,719
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR31, Class 4A2
2.66%	11/25/32	[2]	200,000	182,253

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A2A (STEP)
4.56%	04/25/37		$27,105	$27,208
DBRR Trust, Series 2012-EZ1, Class A
0.95%	09/25/45	[3]	23,078	23,098
DBRR Trust, Series 2013-EZ2, Class A
0.85%	02/25/43	[2,3]	480,926	480,448
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
0.52%	07/19/44	[2]	366,455	356,666
Equifirst Mortgage Loan Trust, Series 2005-1, Class M1
0.57%	04/25/35	[2]	392,568	392,744
Fremont Home Loan Trust, Series 2005-C, Class M1
0.63%	07/25/35	[2]	329,505	330,077
GE Mortgage Services LLC, Series 1998-HE1, Class A7
6.46%	06/25/28		87	87
GMAC Mortgage Corp. Loan Trust, Series 2003-GH1, Class A5 (STEP)
5.60%	07/25/34		23,437	23,745
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21		5,366	5,369
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3
4.57%	08/10/42		8,537	8,539
GSAA Trust, Series 2006-2, Class 2A3
0.42%	12/25/35	[2]	500,000	498,297
Home Equity Loan Trust, Series 2007-3, Class APT
1.35%	11/20/36	[2]	762,948	765,502
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
0.93%	12/25/34	[2]	685,572	575,704
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
2.70%	10/25/34	[2]	617,784	630,772
IndyMac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29	[2]	67,918	67,776
Irwin Home Equity Corp., Series 2003-A, Class M2
2.80%	10/25/27	[2]	16,988	16,878
JPMorgan Mortgage Trust, Series 2005-A2, Class 9A1
2.50%	04/25/35	[2]	519,761	525,307
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
2.75%	01/25/34	[2]	14,310	13,896

See accompanying notes to Schedule of Portfolio Investments.

4 / N-Q Report June 2014

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2004-12, Class 5A1
2.89%	10/25/34	[2]	$748,115	$717,626
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.59%	06/25/34	[2]	16,154	15,644
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2
0.26%	03/25/47	[2]	686,155	675,279
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.56%	10/25/32	[2]	83,022	83,729
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A
2.16%	12/25/32	[2]	223,902	232,590
Mid-State Trust, Series 6, Class A4
7.79%	07/01/35		30,034	32,340
Park Place Securities, Inc., Series 2005-WHQ2, Class A1B
0.42%	05/25/35	[2]	559,190	555,693
Residential Asset Mortgage Products, Inc., Series 2003-RZ3, Class A6 (STEP)
3.90%	03/25/33		300,482	302,848
Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11
7.12%	03/25/16		5,420	5,547
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A2
8.50%	11/25/31	†	67,467	26,987
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A8
6.50%	11/25/31		115,666	119,547
Residential Asset Securities Corp., Series 2004-IP2, Class 2A1
2.50%	12/25/34	[2]	288,166	294,416
Residential Asset Securities Corp., Series 2005-KS12, Class A3
0.47%	01/25/36	[2]	698,000	669,893
Residential Funding Mortgage Securities II, Inc., Series 1999-HI6, Class AI7 (STEP)
8.60%	09/25/29		24,738	24,772
Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7 (STEP)
8.29%	02/25/25		2,159	2,156
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.29%	12/25/36	[2]	643,648	632,625
Structured Asset Investment Loan Trust, Series 2005-5, Class M1
0.78%	06/25/35	[2]	662,967	661,106
Structured Asset Securities Corp., Series 2001-15A, Class 4A1
2.18%	10/25/31	[2]	36,333	36,610

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX (IO)
0.34%	08/25/34	[3,5]	$4,930,312	$71,921
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.96%	04/15/30	[2]	1,243	182
WaMu Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
0.65%	06/25/35	[2]	432,478	331,434
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
1.52%	06/25/42	[2]	80,995	77,754
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
2.44%	06/25/33	[2]	246,421	249,751
WaMu Mortgage Pass-Through Certificates, Series 2003-MS9, Class 1A
7.00%	04/25/33		1,854	1,907
Wells Fargo Home Equity Trust, Series 2005-3, Class M1
0.56%	11/25/35	[2]	614,701	614,573
Wells Fargo Home Equity Trust, Series 2005-4, Class AI3
0.53%	12/25/35	[2]	677,786	669,978

				18,833,958

U.S. Agency Mortgage-Backed — 41.93%
Fannie Mae Pool 111643
1.93%	09/01/20	[2]	10,071	10,163
Fannie Mae Pool 254548
5.50%	12/01/32		386,965	435,182
Fannie Mae Pool 523829
8.00%	11/01/19		70,465	78,898
Fannie Mae Pool 555098
2.47%	11/01/32	[2]	55,651	58,974
Fannie Mae Pool 555424
5.50%	05/01/33		249,440	282,226
Fannie Mae Pool 567002
8.00%	05/01/23		58,383	65,733
Fannie Mae Pool 646884
1.79%	05/01/32	[2]	6,032	6,053
Fannie Mae Pool 648860
6.50%	05/01/17		143,668	150,314
Fannie Mae Pool 655127
7.00%	07/01/32		17,182	18,603
Fannie Mae Pool 655133
7.00%	08/01/32		25,876	29,234
Fannie Mae Pool 655151
7.00%	08/01/32		18,331	19,851
Fannie Mae Pool 745506
5.66%	02/01/16		453,661	479,784

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 5

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 754001
2.63%	12/01/33	[2]	$367,537	$370,295
Fannie Mae Pool 762525
6.50%	11/01/33		59,464	66,014
Fannie Mae Pool 770900
2.06%	04/01/34	[2]	349,592	370,080
Fannie Mae Pool 893489
2.42%	09/01/36	[2]	73,951	79,019
Fannie Mae Pool AD0538
6.00%	05/01/24		226,631	249,876
Fannie Mae Pool AE0443
6.50%	10/01/39		359,587	407,550
Fannie Mae Pool AL0561
3.74%	06/01/18		927,284	1,003,711
Fannie Mae Pool AL0851
6.00%	10/01/40		307,994	346,679
Fannie Mae REMICS, Series 2003-29, Class F
0.65%	12/25/32	[2]	890,045	894,693
Fannie Mae REMICS, Series 2003-64, Class KS
9.45%	07/25/18	[2]	164,221	181,824
Fannie Mae REMICS, Series 2004-38, Class FT
0.58%	10/25/33	[2]	1,233,762	1,241,454
Fannie Mae REMICS, Series 2005-57, Class EG
0.45%	03/25/35	[2]	1,429,566	1,431,712
Fannie Mae REMICS, Series 2006-84, Class WF
0.45%	02/25/36	[2]	594,280	595,973
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		263,948	288,022
Fannie Mae REMICS, Series 2011-8, Class PF
0.65%	01/25/40	[2]	716,602	721,598
Fannie Mae REMICS, Series 2012-19, Class FP
0.65%	12/25/39	[2]	1,690,201	1,694,483
Fannie Mae REMICS, Series 2013-75, Class FC
0.40%	07/25/42	[2]	1,503,840	1,498,574
Fannie Mae REMICS. Series 2004-92, Class FD
0.50%	05/25/34	[2]	1,674,952	1,676,514
Fannie Mae, Series 1988-12, Class A
3.74%	02/25/18	[2]	30,175	31,242
Fannie Mae, Series 1993-80, Class S
10.69%	05/25/23	[2]	3,451	3,896

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2001-42, Class SB
8.50%	09/25/31	[2]	$3,064	$3,351
Fannie Mae, Series 2001-60, Class OF
1.10%	10/25/31	[2]	307,580	316,054
Fannie Mae, Series 2002-30, Class FB
1.15%	08/25/31	[2]	427,562	437,182
Fannie Mae, Series 2003-117, Class XF
0.50%	08/25/33	[2]	530,257	530,539
Fannie Mae, Series 2003-124, Class TS
9.80%	01/25/34	[2]	40,924	49,099
Fannie Mae, Series 2003-134, Class FC
0.75%	12/25/32	[2]	1,422,364	1,440,019
Fannie Mae, Series 2004-60, Class FW
0.60%	04/25/34	[2]	1,173,645	1,183,271
Fannie Mae, Series 2004-79, Class F
0.45%	08/25/32	[2]	426,204	427,142
Fannie Mae, Series 2004-96, Class MT
7.00%	12/25/34	[2]	10,049	11,015
Fannie Mae, Series 2006-56, Class FD
0.40%	07/25/36	[2]	1,624,143	1,626,518
Fannie Mae, Series 2007-68, Class SC (IO)
6.55%	07/25/37	[2]	493,027	82,719
Fannie Mae, Series 2008-47, Class PF
0.65%	06/25/38	[2]	390,599	393,045
Fannie Mae, Series 2009-33, Class FB
0.97%	03/25/37	[2]	452,805	462,174
Fannie Mae, Series 2010-109, Class PF
0.55%	10/25/40	[2]	264,679	266,431
Fannie Mae, Series 2010-119, Class FK
0.65%	04/25/40	[2]	1,153,002	1,158,471
Fannie Mae, Series 2010-26, Class S (IO)
6.08%	11/25/36	[2]	1,390,842	208,496
Fannie Mae, Series 2010-35, Class FL
0.60%	07/25/38	[2]	1,401,503	1,406,981
Fannie Mae, Series 2011-71, Class FB
0.65%	05/25/37	[2]	571,603	576,402
Fannie Mae, Series 2012-33, Class F
0.67%	04/25/42	[2]	1,710,845	1,727,482
Freddie Mac Gold Pool C90237
6.50%	11/01/18		43,825	49,405
Freddie Mac Gold Pool C90474
7.00%	08/01/21		58,575	65,552
Freddie Mac Gold Pool D93410
6.50%	04/01/19		38,886	43,837
Freddie Mac Gold Pool G13107
5.50%	07/01/20		320,785	341,996
Freddie Mac Gold Pool P20295
7.00%	10/01/29		52,874	54,423

See accompanying notes to Schedule of Portfolio Investments.

6 / N-Q Report June 2014

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K004, Class A2
4.19%	08/25/19		$855,000	$945,489
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A1
3.32%	07/25/20		786,130	833,481
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K701, Class A2
3.88%	11/25/17		1,045,000	1,126,437
Freddie Mac Non Gold Pool 775554
2.64%	10/01/18	[2]	2,944	2,972
Freddie Mac Non Gold Pool 865369
2.65%	06/01/22	[2]	1,320	1,364
Freddie Mac REMICS, Series 2733, Class FB
0.75%	10/15/33	[2]	1,060,000	1,076,610
Freddie Mac REMICS, Series 2763, Class FC
0.50%	04/15/32	[2]	1,284,281	1,287,596
Freddie Mac REMICS, Series 2806, Class FV
0.59%	11/15/33	[2]	212,052	212,109
Freddie Mac REMICS, Series 2817, Class FC
0.60%	07/15/31	[2]	603,323	603,918
Freddie Mac REMICS, Series 2990, Class DE
0.53%	11/15/34	[2]	2,359,978	2,366,655
Freddie Mac REMICS, Series 2990, Class LE
0.47%	10/15/34	[2]	1,328,388	1,333,217
Freddie Mac REMICS, Series 3001, Class HS
16.37%	02/15/35	[2]	74,952	87,746
Freddie Mac REMICS, Series 3085, Class FW
0.85%	08/15/35	[2]	1,771,853	1,795,423
Freddie Mac REMICS, Series 3174, Class FM
0.39%	05/15/36	[2]	1,653,579	1,656,289
Freddie Mac REMICS, Series 3423, Class FA
0.65%	06/15/36	[2]	1,264,288	1,267,038
Freddie Mac REMICS, Series 3652, Class PF
0.90%	07/15/32	[2]	461,058	466,000
Freddie Mac REMICS, Series 3806, Class DF
0.55%	08/15/25	[2]	763,832	766,867

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3828, Class TF
0.55%	04/15/29	[2]	$767,460	$770,638
Freddie Mac REMICS, Series 3831, Class PV
5.00%	05/15/25		1,022,548	1,111,398
Freddie Mac REMICS, Series 3845, Class FQ
0.40%	02/15/26	[2]	1,322,513	1,323,480
Freddie Mac REMICS, Series 3877, Class FQ
0.55%	08/15/38	[2]	99,714	99,714
Freddie Mac Strips, Series 263, Class F5
0.65%	06/15/42	[2]	941,598	944,513
Freddie Mac, Series 1526, Class L
6.50%	06/15/23		9,014	9,923
Freddie Mac, Series 2368, Class AF
1.10%	10/15/31	[2]	187,739	192,816
Freddie Mac, Series 2642, Class BW (IO)
5.00%	06/15/23		8,407	774
Freddie Mac, Series 2657, Class LX (IO)
6.00%	05/15/18		6,051	28
Freddie Mac, Series 2945, Class LD
4.00%	02/15/35		108,171	112,966
Freddie Mac, Series 2971, Class AB
5.00%	05/15/20		21,211	22,384
Freddie Mac, Series 3196, Class FA
0.50%	04/15/32	[2]	1,167,000	1,170,596
Freddie Mac, Series 3300, Class FA
0.45%	08/15/35	[2]	1,649,001	1,653,043
Freddie Mac, Series 3325, Class NF
0.45%	08/15/35	[2]	331,261	332,074
Freddie Mac, Series 3345, Class FP
0.35%	11/15/36	[2]	43,470	43,504
Freddie Mac, Series 3345, Class PF
0.33%	05/15/36	[2]	49,721	49,751
Freddie Mac, Series 3346, Class FA
0.38%	02/15/19	[2]	1,321,054	1,322,545
Freddie Mac, Series 3626, Class MA
5.00%	02/15/30		208,810	211,754
Freddie Mac, Series 3895, Class BF
0.65%	07/15/41	[2]	663,887	669,282
Freddie Mac, Series 3946, Class FG
0.50%	10/15/39	[2]	1,099,171	1,103,098
Freddie Mac, Series 4109, Class KF
0.55%	05/15/32	[2]	2,009,266	2,009,765
Freddie Mac, Series KS02, Class A
0.53%	08/25/23		998,988	1,001,029
Ginnie Mae II Pool 80546
1.62%	10/20/31	[2]	24,103	25,087

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 7

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 80610
1.62%	06/20/32	[2]	$285,867	$297,402
Ginnie Mae II Pool 80614
1.62%	07/20/32	[2]	39,398	40,973
Ginnie Mae II Pool 80687
1.62%	04/20/33	[2]	191,620	199,560
Ginnie Mae II Pool 8339
1.62%	12/20/23	[2]	44,545	45,703
Ginnie Mae II Pool 8684
1.62%	08/20/25	[2]	60,526	62,320
Ginnie Mae II Pool MA0331
2.50%	08/20/42	[2]	780,345	804,693
Ginnie Mae, Series 2001-22, Class FK
0.50%	05/16/31	[2]	1,640,268	1,647,620
Ginnie Mae, Series 2001-51, Class FA
0.65%	10/16/31	[2]	1,811,773	1,826,680
Ginnie Mae, Series 2002-16, Class FV
0.55%	02/16/32	[2]	1,808,584	1,820,431
Ginnie Mae, Series 2002-20, Class FC
0.45%	03/16/32	[2]	858,982	858,481
Ginnie Mae, Series 2002-72, Class FB
0.55%	10/20/32	[2]	445,069	448,141
Ginnie Mae, Series 2002-72, Class FC
0.55%	10/20/32	[2]	424,482	427,413
Ginnie Mae, Series 2003-42, Class FA
0.55%	07/16/31	[2]	1,836,584	1,842,737
Ginnie Mae, Series 2004-2, Class FW
1.55%	01/16/34	[2]	489,280	518,448
Ginnie Mae, Series 2009-66, Class UF
1.15%	08/16/39	[2]	506,344	516,757
Ginnie Mae, Series 2009-92, Class FC
0.95%	10/16/39	[2]	515,133	521,735
Ginnie Mae, Series 2010-108, Class PF
0.55%	02/20/38	[2]	1,492,268	1,499,533
Ginnie Mae, Series 2010-118, Class B
2.81%	07/16/39		81,512	81,708
Ginnie Mae, Series 2010-132, Class AD
3.15%	05/16/40		182,671	183,483
Ginnie Mae, Series 2010-2, Class FA
0.65%	05/20/37	[2]	1,591,505	1,595,533
Ginnie Mae, Series 2010-66, Class C
3.24%	04/16/42		951,164	976,466
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[2]	6,931,200	130,742
Ginnie Mae, Series 2011-80, Class BF
0.48%	06/20/36	[2]	1,643,878	1,645,388
Ginnie Mae, Series 2011-96, Class AB
2.16%	11/16/36		959,850	964,884

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2012-10, Class FP
0.45%	01/20/41	[2]	$1,257,488	$1,257,856
Ginnie Mae, Series 2012-13, Class KF
0.45%	07/20/38	[2]	1,729,985	1,732,763
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10
2.06%	01/15/22		668,254	672,440
NCUA Guaranteed Notes, Series 2010-R1, Class 1A
0.60%	10/07/20	[2]	1,393,937	1,401,766
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.52%	11/06/17	[2]	1,052,509	1,054,667
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.71%	12/08/20	[2]	1,133,819	1,142,240
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.68%	03/09/21	[2]	1,066,554	1,073,734
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
0.55%	03/11/20	[2]	658,987	661,329
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.53%	03/06/20	[2]	450,084	451,215
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.53%	04/06/20	[2]	704,034	705,299
NCUA Guaranteed Notes, Series 2011-R6, Class 1A
0.53%	05/07/20	[2]	187,113	187,273

				86,956,614

Total Mortgage-Backed (Cost $129,744,475)				130,435,247

MUNICIPAL BONDS — 0.25%*
California — 0.25%
State of California, Taxable, Various Purpose, Series 3
5.45%	04/01/15		500,000	519,135

Total Municipal Bonds (Cost $517,225)
U.S. AGENCY SECURITIES — 2.25%
Federal Farm Credit Bank
0.14%	09/19/14	[2]	780,000	780,039
0.17%	09/14/16	[2]	985,000	985,271
0.20%	04/17/17	[2]	1,280,000	1,281,605
Federal Home Loan Bank
0.22%	10/07/15	[2]	940,000	941,234

See accompanying notes to Schedule of Portfolio Investments.

8 / N-Q Report June 2014

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

U.S. AGENCY SECURITIES (continued)
Federal Home Loan Bank (STEP)
0.75%	05/26/28		$680,000	$676,596

Total U.S. Agency Securities (Cost $4,663,898)				4,664,745

U.S. TREASURY SECURITIES — 2.28%
U.S. Treasury Notes — 2.28%
U.S. Treasury Notes — Treasury Inflation Indexed Notes
0.50%	04/15/15	[6]	1,000,000	1,110,195
2.00%	07/15/14	[6]	2,875,000	3,623,959

Total U.S. Treasury Securities (Cost $4,745,058)				4,734,154

Total Bonds – 83.40% (Cost $171,961,031)				172,942,689

Issues	Maturity Date		Principal Amount/ Share	Value

SHORT-TERM INVESTMENTS — 15.85%
Commercial Paper — 2.01%
National Rural Utilities Cooperative Finance Corp.
0.09%[7]	07/25/14		2,085,000	2,084,875
RBS Holdings USA, Inc.
0.20%[7]	08/27/14		2,080,000	2,079,407

				4,164,282

Money Market Funds — 2.01%
Dreyfus Cash Advantage Fund
0.06%[8]			2,086,000	2,086,000
DWS Money Market Series Institutional Funds
0.05%[8]			2,086,000	2,086,000

				4,172,000

U.S. Agency Discount Notes — 11.83%
Federal Home Loan Bank
0.06%[7]	07/25/14		1,355,000	1,354,986
0.06%[7]	07/30/14		5,000,000	4,999,920
0.06%[7]	08/15/14		1,090,000	1,089,959
0.06%[7]	08/27/14		1,310,000	1,309,959
0.06%[7]	07/07/14		3,460,000	3,459,989
0.06%[7]	08/08/14		1,495,000	1,494,937
0.07%[7]	09/19/14		2,915,000	2,914,805
0.07%[7]	09/10/14		3,400,000	3,399,799
0.08%[7]	09/26/14		3,465,000	3,464,747
0.08%[7]	09/12/14		1,040,000	1,039,937

				24,529,038

Issues	Maturity Date	Principal Amount/ Share	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Agency Discount Notes (continued)

Total Short-Term Investments (Cost $32,863,806)			$32,865,320

Total Investments – 99.25% (Cost $204,824,837)[1]			205,808,009

Cash and Other Assets, Less Liabilities – 0.75%			1,559,476

Net Assets – 100.00%			$207,367,485

Notes:

[1]	Cost for federal income tax purposes is $204,831,996 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$2,980,276
Gross unrealized depreciation	(2,004,263)

Net unrealized appreciation	$976,013

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2014.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $71,921, which is 0.03% of total net assets.
[6]	Inflation protected security. Principal amount reflects original security face amount.
[7]	Represents annualized yield at date of purchase.
[8]	Represents the current yield as of June 30, 2014.
†	Fair valued security. The aggregate value of fair valued securities is $26,987, which is 0.01% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(STEP): Step coupon bond

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 9

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 91.30%
ASSET-BACKED SECURITIES — 13.78%**
Alm Loan Funding, Series 2012-7A, Class A1 (Cayman Islands)
1.65%	10/19/24	[2,3,4]	$4,200,000	$4,208,887
ARES CLO Ltd., Series 2007-12A, Class A (Cayman Islands)
0.86%	11/25/20	[2,3,4]	5,683,278	5,649,576
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15		722,486	724,651
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16		1,000,000	1,004,720
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
0.45%	04/25/35	[3,4]	611,233	571,434
Bayview Commercial Asset Trust, Series 2005-2A, Class A1
0.46%	08/25/35	[3,4]	2,648,112	2,408,916
Bayview Commercial Asset Trust, Series 2007-1, Class A1
0.37%	03/25/37	[3,4]	506,232	452,698
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.39%	07/25/37	[3,4]	4,309,700	3,748,695
Blue Hill CLO Ltd., Series 2013-1A, Class A
1.71%	01/15/26	[3,4]	8,350,000	8,370,583
BlueMountain CLO Ltd., Series 2013-4A, Class A (Cayman Islands)
1.73%	04/15/25	[2,3,4]	4,235,000	4,249,543
Brazos Higher Education Authority, Inc., Series 2003 I, Class A3
0.38%	09/26/22	[3]	4,353,430	4,335,232
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.43%	02/25/35	[3]	3,070,000	3,173,263
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
1.03%	02/25/30	[3]	372,969	376,513
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.23%	10/27/36	[3]	5,075,000	5,166,657
Castle Trust, Series 2003-1AW, Class A1
0.90%	05/15/27	[3,4]	522,671	512,217
Cent CLO LP, Series 2013-19A, Class A1A (Cayman Islands)
1.56%	10/29/25	[2,3,4]	9,980,946	9,949,257
Cronos Containers Program Ltd., Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27	[2,4]	3,135,000	3,175,059
Dryden XXII Senior Loan Fund, Series 2013-30A, Class A (Cayman Islands)
1.47%	11/15/25	[2,3,4]	7,500,000	7,442,655

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Education Loan Asset-Backed Trust, Series 2013-1A, Class A2
0.95%	04/26/32	[3,4]	$8,375,000	$8,398,016
Flatiron CLO Ltd., Series 2013-1A, Class A1 (Cayman Islands)
1.69%	01/17/26	[2,3,4]	7,850,000	7,867,890
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
0.80%	08/27/46	[3,4]	9,250,486	8,926,725
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L
0.30%	05/25/23	[3,4]	2,290,058	2,272,407
GE Business Loan Trust, Series 2004-2A, Class A
0.37%	12/15/32	[3,4]	3,878,682	3,726,702
GE Business Loan Trust, Series 2005-1A, Class A3
0.40%	06/15/33	[3,4]	2,300,910	2,202,708
Goal Capital Funding Trust, Series 2006-1, Class A3
0.35%	11/25/26	[3]	3,700,447	3,669,987
Goal Capital Funding Trust, Series 2006-1, Class B
0.68%	08/25/42	[3]	4,372,449	4,019,211
ING Investment Management Ltd., Series 2012-4A, Class A1 (Cayman Islands)
1.62%	10/15/23	[2,3,4]	4,550,000	4,550,478
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[4]	5,502,769	5,730,683
Latitude CLO II Corp., Series 2006-2A, Class A2 (Cayman Islands)
0.56%	12/15/18	[2,3,4]	5,000,000	4,954,731
LCM VI Ltd., Series 6A, Class A (Cayman Islands)
0.46%	05/28/19	[2,3,4]	4,838,032	4,745,765
Limerock CLO, Series 2014-2A, Class A (Cayman Islands)
1.74%	04/18/26	[2,3,4]	7,425,000	7,446,904
National Collegiate Student Loan Trust, Series 2006-1, Class A3
0.34%	05/25/26	[3]	5,946,193	5,902,955
National Collegiate Student Loan Trust, Series 2006-3, Class A3
0.30%	10/25/27	[3]	2,129,800	2,102,722
National Collegiate Student Loan Trust, Series 2007-1, Class A2
0.28%	11/27/28	[3]	835,832	827,758
National Collegiate Student Loan Trust, Series 2007-2, Class A2
0.28%	06/26/28	[3]	5,607,266	5,470,278
National Collegiate Student Loan Trust, Series 2007-4, Class A2A3
3.65%	12/26/25	[3]	450,000	448,125

See accompanying notes to Schedule of Portfolio Investments.

10 / N-Q Report June 2014

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2007-1, Class A1
0.24%	11/27/18	[3]	$777,738	$776,644
Nelnet Student Loan Trust, Series 2008-4, Class A4
1.71%	04/25/24	[3]	8,310,000	8,521,797
Nelnet Student Loan Trust, Series 2012-5A, Class A
0.75%	10/27/36	[3,4]	3,986,773	4,004,277
Nelnet Student Loan Trust, Series 2013-1A, Class A
0.75%	06/25/41	[3,4]	5,815,906	5,845,619
Nelnet Student Loan Trust, Series 2014-5A, Class A
0.70%	07/25/41	[3,4]	17,790,000	17,818,585
North Carolina State Education Authority, Series 2011-1, Class A3
1.14%	10/25/41	[3]	5,500,000	5,516,643
Northstar Education Finance, Inc.
0.33%	04/28/30	[3]	5,605,000	5,472,333
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.65%	11/20/23	[2,3,4]	4,400,000	4,400,779
Octagon Investment Partners XI Ltd., Series 2007-1X, Class A1B
0.49%	08/25/21	[4,5]	3,750,000	3,689,240
OHA Credit Partners IX Ltd., Series 2013-9A, Class A1 (Cayman Islands)
1.63%	10/20/25	[2,3,4]	9,621,703	9,631,296
OHA Loan Funding Ltd., Series 2012-1A, Class A (Cayman Islands)
1.62%	01/23/25	[2,3,4]	7,000,000	6,989,136
SLC Student Loan Trust I, Series 2002-2, Class B2
1.65%	07/01/42	[3,4]	4,500,000	3,470,238
SLC Student Loan Trust, Series 2004-1, Class B
0.51%	08/15/31	[3]	2,134,224	1,929,508
SLC Student Loan Trust, Series 2005-1, Class A2
0.30%	11/15/21	[3]	381,186	381,069
SLC Student Loan Trust, Series 2006-1, Class A4
0.31%	12/15/21	[3]	207,492	207,013
SLC Student Loan Trust, Series 2007-1, Class A3
0.25%	11/15/21	[3]	6,018,421	6,015,828
SLC Student Loan Trust, Series 2007-1, Class A4
0.28%	05/15/29	[3]	8,000,000	7,764,536
SLM Student Loan Trust, Series 2003-11, Class A5
0.28%	12/15/22	[3,4]	8,430,900	8,402,470

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2003-12, Class A5
0.51%	09/15/22	[3,4]	$8,024,459	$8,027,557
SLM Student Loan Trust, Series 2003-8, Class A4
0.43%	03/15/19	[3]	2,253,342	2,252,742
SLM Student Loan Trust, Series 2004-1, Class A3
0.44%	04/25/23	[3]	207,316	207,046
SLM Student Loan Trust, Series 2004-2, Class B
0.70%	07/25/39	[3]	2,457,452	2,294,555
SLM Student Loan Trust, Series 2004-5A, Class A5
0.83%	10/25/23	[3,4]	7,235,000	7,277,842
SLM Student Loan Trust, Series 2004-7, Class A5
0.40%	01/27/20	[3]	554,065	553,505
SLM Student Loan Trust, Series 2004-8, Class B
0.69%	01/25/40	[3]	914,615	834,221
SLM Student Loan Trust, Series 2004-9, Class A5
0.38%	01/27/20	[3]	316,383	315,897
SLM Student Loan Trust, Series 2004-A, Class A3
0.63%	06/15/33	[3]	1,900,000	1,816,947
SLM Student Loan Trust, Series 2004-B, Class A3
0.56%	03/15/24	[3]	5,100,000	4,779,491
SLM Student Loan Trust, Series 2004-B, Class A4
0.66%	09/15/33	3,†	2,050,000	1,878,954
SLM Student Loan Trust, Series 2005-10, Class A4
0.34%	10/25/19	[3]	7,671,671	7,662,373
SLM Student Loan Trust, Series 2005-2, Class A5
0.32%	04/27/20	[3]	2,948,160	2,940,126
SLM Student Loan Trust, Series 2005-4, Class B
0.41%	07/25/40	[3]	3,023,101	2,716,967
SLM Student Loan Trust, Series 2005-5, Class A3
0.33%	04/25/25	[3]	677,638	675,584
SLM Student Loan Trust, Series 2005-8, Class A3
0.34%	10/25/24	[3]	3,384,750	3,379,065
SLM Student Loan Trust, Series 2006-2, Class A4
0.32%	10/25/22	[3]	7,587,264	7,583,826
SLM Student Loan Trust, Series 2006-2, Class A6
0.40%	01/25/41	[3]	6,000,000	5,559,582

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 11

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2006-4, Class A4
0.31%	04/25/23	[3]	$52,016	$52,018
SLM Student Loan Trust, Series 2006-4, Class A5
0.33%	10/27/25	[3]	8,450,000	8,428,953
SLM Student Loan Trust, Series 2006-5, Class A5
0.34%	01/25/27	[3]	9,000,000	8,888,403
SLM Student Loan Trust, Series 2006-8, Class A6
0.39%	01/25/41	[3]	6,000,000	5,458,323
SLM Student Loan Trust, Series 2006-B, Class A5
0.50%	12/15/39	[3]	1,400,000	1,328,543
SLM Student Loan Trust, Series 2007-1, Class A5
0.32%	01/26/26	[3]	2,970,000	2,904,976
SLM Student Loan Trust, Series 2007-2, Class A2
0.23%	07/25/17	[3]	1,475,378	1,472,329
SLM Student Loan Trust, Series 2007-6, Class B
1.08%	04/27/43	[3]	1,058,770	967,687
SLM Student Loan Trust, Series 2007-7, Class A3
0.47%	04/25/17	[3]	7,000,000	6,995,764
SLM Student Loan Trust, Series 2008-2, Class B
1.43%	01/25/29	[3]	1,095,000	1,005,501
SLM Student Loan Trust, Series 2008-3, Class B
1.43%	04/25/29	[3]	1,095,000	1,014,887
SLM Student Loan Trust, Series 2008-4, Class A4
1.88%	07/25/22	[3]	4,531,000	4,778,678
SLM Student Loan Trust, Series 2008-4, Class B
2.08%	04/25/29	[3]	1,095,000	1,095,413
SLM Student Loan Trust, Series 2008-5, Class A3
1.53%	01/25/18	[3]	8,291,164	8,351,267
SLM Student Loan Trust, Series 2008-5, Class A4
1.93%	07/25/23	[3]	7,000,000	7,350,980
SLM Student Loan Trust, Series 2008-5, Class B
2.08%	07/25/29	[3]	1,095,000	1,125,992
SLM Student Loan Trust, Series 2008-6, Class B
2.08%	07/25/29	[3]	1,095,000	1,095,194
SLM Student Loan Trust, Series 2008-7, Class B
2.08%	07/25/29	[3]	1,095,000	1,103,600

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-8, Class A4
1.73%	04/25/23	[3]	$8,200,000	$8,565,154
SLM Student Loan Trust, Series 2008-8, Class B
2.48%	10/25/29	[3]	1,095,000	1,142,056
SLM Student Loan Trust, Series 2008-9, Class A
1.73%	04/25/23	[3]	7,107,370	7,356,977
SLM Student Loan Trust, Series 2008-9, Class B
2.48%	10/25/29	[3]	1,095,000	1,159,143
SLM Student Loan Trust, Series 2010-1, Class A
0.55%	03/25/25	[3]	2,396,308	2,399,723
SLM Student Loan Trust, Series 2011-1, Class A1
0.67%	03/25/26	[3]	722,178	725,497
SLM Student Loan Trust, Series 2012-1, Class A2
0.60%	11/25/20	[3]	1,696,282	1,698,812
SLM Student Loan Trust, Series 2012-1, Class A3
1.10%	09/25/28	[3]	949,000	978,516
SLM Student Loan Trust, Series 2012-5, Class A2
0.45%	06/25/19	[3]	2,185,000	2,186,103
SLM Student Loan Trust, Series 2012-6, Class A2
0.43%	09/25/19	[3]	1,755,000	1,754,678
SLM Student Loan Trust, Series 2012-6, Class A3
0.90%	05/26/26	[3]	9,000,000	9,177,588
SLM Student Loan Trust, Series 2012-7, Class A2
0.43%	09/25/19	[3]	3,170,000	3,170,656
SLM Student Loan Trust, Series 2012-7, Class A3
0.80%	05/26/26	[3]	4,460,000	4,466,569
SLM Student Loan Trust, Series 2013-1, Class A2
0.40%	09/25/19	[3]	1,370,000	1,368,201
SLM Student Loan Trust, Series 2013-3, Class A2
0.45%	05/26/20	[3]	8,715,000	8,721,867
SLM Student Loan Trust, Series 2013-4, Class A
0.70%	06/25/27	[3]	7,927,517	7,948,776
SLM Student Loan Trust, Series 2013-5, Class A2
0.55%	10/26/20	[3]	8,745,000	8,772,967
SLM Student Loan Trust, Series 2013-6, Class A2
0.65%	02/25/21	[3]	8,690,000	8,742,566

See accompanying notes to Schedule of Portfolio Investments.

12 / N-Q Report June 2014

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2014-1, Class A3
0.75%	02/26/29	[3]	$6,900,000	$6,913,874
SLM Student Loan Trust, Series 2014-2, Class A2
0.50%	10/25/21	[3]	4,665,000	4,664,161
South Carolina Student Loan Corp., Series A2
0.35%	12/01/20	[3]	4,875,990	4,827,021
Spirit Master Funding LLC, Series 2014-1A, Class A1
5.05%	07/20/40	[4]	3,459,794	3,669,527
TAL Advantage LLC, Series 2006-1, Class NOTE
0.34%	04/20/21	[3,4]	1,077,083	1,066,337
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.29%	02/26/19	[3,4]	514,583	513,470

Total Asset-Backed Securities (Cost $468,568,599)				475,786,639

BANK LOANS — 0.61%*

Energy — 0.19%
Alinta Energy Finance Pty Ltd., Term Loan B, 1st Lien
0.64%	08/13/19	[3]	1,380,921	1,405,515
Alinta Energy Finance Pty Ltd., Term Loan DD, 1st Lien
0.05%	08/13/18	[3]	91,023	92,644
Offshore Group Investment Ltd., Term Loan B, 1st Lien
0.50%	10/25/17	[3]	4,995,789	4,987,047

				6,485,206

Health Care — 0.37%
HCA, Inc., Term Loan B4
0.30%	05/01/18	[3]	6,035,772	6,051,797
Valeant Pharmaceuticals International, Inc., Term Loan (Canada)
0.38%	08/05/20	[2,3]	6,896,821	6,900,269

				12,952,066

Services — 0.05%
AABS Ltd. Loan, Series 2013-1, Class A (STEP) (Bermuda)
0.47%	01/15/38	2,3,†	1,560,110	1,610,789

Total Bank Loans (Cost $20,895,366)				21,048,061

CORPORATES — 18.87%*

Automotive — 0.64%
Daimler Finance North America LLC
1.88%	09/15/14	[4]	7,000,000	7,017,814

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Automotive (continued)
Nissan Motor Acceptance Corp.
0.93%	09/26/16	[3,4]	$15,000,000	$15,092,717

				22,110,531

Banking — 2.89%
Abbey National Treasury Services PLC/London (United Kingdom)
3.88%	11/10/14	[2,4]	3,185,000	3,224,386
Ally Financial, Inc.
2.43%	12/01/14	[3]	1,424,000	1,425,780
Bank of America Corp.
6.50%	08/01/16		5,600,000	6,210,042
Bank of America Corp., Series L (MTN)
5.65%	05/01/18		300,000	340,578
Bank of America N.A. (BKNT)
0.51%	06/15/16	[3]	1,900,000	1,889,798
0.53%	06/15/17	[3]	2,500,000	2,472,935
6.10%	06/15/17		5,000,000	5,644,193
Capital One Financial Corp.
1.00%	11/06/15		2,600,000	2,608,634
Credit Suisse/New York (YCD) (Switzerland)
0.47%	04/10/15	[2,3]	4,000,000	4,004,466
0.55%	08/24/15	[2,3]	20,000,000	19,994,200
JPMorgan Chase & Co.
3.45%	03/01/16		5,300,000	5,532,434
JPMorgan Chase Bank N.A.
0.56%	06/13/16	[3]	4,250,000	4,234,671
JPMorgan Chase Bank N.A. (BKNT)
6.00%	10/01/17		12,700,000	14,456,677
Lloyds TSB Bank PLC (United Kingdom)
4.88%	01/21/16	[2]	10,380,000	11,047,445
Macquarie Bank Ltd. (Australia)
0.67%	06/15/16	[2,3,4]	4,350,000	4,355,234
7.30%	08/01/14	[2,4]	5,000,000	5,026,155
Royal Bank of Scotland PLC, Series E (MTN) (United Kingdom)
0.97%	09/29/15	[3]	2,300,000	2,301,380
Royal Bank of Scotland PLC (United Kingdom)
2.55%	09/18/15	[2]	5,000,000	5,094,900

				99,863,908

Communications — 1.04%
AT&T, Inc.
2.50%	08/15/15		3,991,000	4,078,782
Intelsat Jackson Holdings SA (Luxembourg)
7.25%	10/15/20	[2]	4,605,000	4,996,425
T-Mobile USA, Inc.
6.46%	04/28/19		5,000,000	5,287,500

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 13

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Communications (continued)
Verizon Communications, Inc.
1.00%	06/17/19	[3]	$5,750,000	$5,826,843
1.98%	09/14/18	[3]	2,950,000	3,111,521
3.65%	09/14/18		3,456,000	3,701,704
Verizon Communications, Inc., Series FRN
0.63%	06/09/17	[3]	5,000,000	5,009,410
Windstream Corp.
7.88%	11/01/17		3,450,000	3,980,610

				35,992,795

Consumer Discretionary — 0.38%
Catholic Health Initiatives
2.60%	08/01/18		13,000,000	13,135,668

Electric — 1.58%
AES Corp.
3.23%	06/01/19	[3]	3,000,000	3,052,500
DPL, Inc.
6.50%	10/15/16		3,500,000	3,806,250
FirstEnergy Corp., Series A
2.75%	03/15/18		6,000,000	6,073,812
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[4]	3,320,000	4,110,775
FPL Energy National Wind Portfolio LLC
6.12%	03/25/19	[4]	7,914	7,824
Homer City Generation LP (PIK)
8.14%	10/01/19	[6]	8,200,000	8,794,500
Ipalco Enterprises, Inc.
7.25%	04/01/16	[4]	8,830,000	9,661,058
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		14,109,000	16,843,195
W3A Funding Corp.
8.09%	01/02/17		2,322,988	2,323,715

				54,673,629

Energy — 1.48%
Chesapeake Energy Corp.
3.48%	04/15/19	[3]	7,000,000	7,122,500
El Paso Pipeline Partners
4.10%	11/15/15		3,000,000	3,135,939
Energy Transfer Partners LP
3.24%	11/01/66	[3]	3,000,000	2,787,000
Florida Gas Transmission Co. LLC
4.00%	07/15/15	[4]	6,450,000	6,665,159
Petrobras Global Finance BV (Netherlands)
1.85%	05/20/16	[2,3]	3,132,000	3,133,425
Sabine Pass LNG LP
7.50%	11/30/16		10,752,000	11,880,960
7.50%	11/30/16	[4]	4,275,000	4,595,625

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Energy (continued)
Tennessee Gas Pipeline Co. LLC
8.00%	02/01/16		$8,673,000	$9,684,228
Trans-Canada Pipelines Ltd. (Canada)
0.91%	06/30/16	[2,3]	2,065,000	2,082,654

				51,087,490

Finance — 4.04%
Chase Capital II, Series B
0.72%	02/01/27	[3]	2,398,000	2,096,751
Chase Capital VI
0.85%	08/01/28	[3]	1,000,000	875,000
CIT Group, Inc.
4.25%	08/15/17		3,686,000	3,861,085
5.00%	05/15/17		3,500,000	3,753,750
Citigroup, Inc.
1.19%	07/25/16	[3]	10,000,000	10,111,926
2.50%	09/26/18		10,000,000	10,160,961
5.50%	10/15/14		3,510,000	3,560,927
6.38%	08/12/14		10,500,000	10,570,081
Ford Motor Credit Co. LLC
7.00%	04/15/15		1,500,000	1,575,966
Ford Motor Credit Co. LLC, Series FRN
1.47%	05/09/16	[3]	8,000,000	8,118,443
General Electric Capital Corp. (MTN)
0.60%	05/05/26	[3]	6,300,000	5,833,459
General Electric Capital Corp., Series A (MTN)
0.49%	09/15/14	[3]	10,169,000	10,175,573
General Electric Capital Corp., Series G (MTN)
0.88%	07/12/16	[3]	5,485,000	5,537,654
Goldman Sachs Group, Inc.
0.73%	01/12/15	[3]	1,900,000	1,903,053
2.38%	01/22/18		1,000,000	1,017,967
5.12%	01/15/15		583,000	597,013
6.15%	04/01/18		3,500,000	4,017,279
International Lease Finance Corp.
6.50%	09/01/14	[4]	9,700,000	9,797,000
JPMorgan Chase Capital XIII, Series M
1.18%	09/30/34	[3]	2,465,000	2,107,575
JPMorgan Chase Capital XXI, Series U
1.17%	02/02/37	[3]	5,250,000	4,383,750
JPMorgan Chase Capital XXIII
1.22%	05/15/47	[3]	7,950,000	6,419,625
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[3]	30,000	32,850
8.95%	05/18/17	[3]	30,000	33,075
9.57%	06/06/17	[3]	5,184,000	5,812,819

See accompanying notes to Schedule of Portfolio Investments.

14 / N-Q Report June 2014

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Finance (continued)
Morgan Stanley
0.71%	10/15/15	[3]	$2,830,000	$2,836,735
3.80%	04/29/16		3,800,000	3,997,938
4.20%	11/20/14		750,000	761,293
Prudential Holdings LLC (AGM)
1.11%	12/18/17	[3,4]	9,141,429	9,086,749
Woodbourne Capital Trust I
2.65%	04/29/49	[3,4,7]	595,000	327,250
Woodbourne Capital Trust IV
2.56%	04/08/49	[3,4,7]	1,000,000	550,000
ZFS Finance USA Trust II
6.45%	12/15/65	[3,4]	8,966,000	9,694,488

				139,608,035

Food — 0.16%
Kraft Foods Group, Inc.
1.62%	06/04/15		5,325,000	5,378,617

Health Care — 0.63%
Catholic Health Initiatives
1.60%	11/01/17		1,145,000	1,134,357
HCA, Inc.
3.75%	03/15/19		1,000,000	1,010,675
7.25%	09/15/20		1,750,000	1,879,063
Providence Health & Services Obligated Group
0.88%	10/01/15	[3]	3,000,000	2,997,723
1.03%	10/01/16	[3]	2,750,000	2,745,499
1.18%	10/01/17	[3]	11,940,000	11,920,879

				21,688,196

Industrials — 0.24%
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15	[2,4]	8,075,000	8,211,667

Insurance — 0.83%
Berkshire Hathaway, Inc.
0.92%	08/15/14	[3]	785,000	785,697
2.20%	08/15/16		1,010,000	1,043,272
Farmers Insurance Exchange
6.00%	08/01/14	[4]	6,835,000	6,857,164
Metropolitan Life Global Funding I
0.76%	07/15/16	[3,4]	2,000,000	2,015,614
1.88%	06/22/18	[4]	7,500,000	7,491,869
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[3,4]	3,550,000	3,629,875
New York Life Global Funding
1.12%	03/01/17	[4]	7,000,000	6,984,105

				28,807,596

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Materials — 0.07%
Rio Tinto Finance USA PLC, Series FRN (United Kingdom)
1.07%	06/17/16	[2,3]	$2,380,000	$2,401,824

Real Estate Investment Trust (REIT) — 4.04%
Arc Properties Operating Partnership LP/ Clark Acquisition LLC
2.00%	02/06/17	[4]	10,000,000	10,043,338
Brandywine Operating Partnership LP
7.50%	05/15/15		8,247,000	8,711,570
Essex Portfolio LP
5.50%	03/15/17	[4]	6,820,000	7,558,920
HCP, Inc.
6.00%	01/30/17		16,073,000	18,003,576
7.07%	06/08/15		1,000,000	1,061,370
HCP, Inc. (MTN)
6.30%	09/15/16		7,600,000	8,465,298
Health Care REIT, Inc.
3.62%	03/15/16		3,000,000	3,139,890
4.70%	09/15/17		6,291,000	6,887,028
Healthcare Realty Trust, Inc.
6.50%	01/17/17		3,771,000	4,242,322
Host Hotels & Resorts LP (WI)
5.88%	06/15/19		10,051,000	10,801,408
Liberty Property LP
5.12%	03/02/15		5,305,000	5,459,498
Mid-America Apartments LP
5.50%	10/01/15	[4]	9,640,000	10,194,040
Nationwide Health Properties, Inc.
6.00%	05/20/15		3,000,000	3,139,005
Realty Income Corp.
5.50%	11/15/15		9,815,000	10,427,375
UDR, Inc. (MTN)
5.25%	01/15/16		6,425,000	6,851,421
Ventas Realty LP/Ventas Capital Corp.
1.55%	09/26/16		15,485,000	15,649,810
2.00%	02/15/18		4,935,000	4,979,711
WEA Finance LLC/WT Finance Aust Pty Ltd.
5.75%	09/02/15	[4]	3,500,000	3,784,917

				139,400,497

Transportation — 0.85%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23	[4]	10,844,224	11,793,094
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		108,709	117,406

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 15

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.54%	08/02/20		$3,336,885	$3,744,611
JetBlue Airways Pass-Through Trust, Series 2004, Class G2
0.67%	11/15/16	[3]	7,725,000	7,543,463
UAL Pass-Through Trust, Series 2009-1
10.40%	11/01/16		1,875,862	2,129,103
UAL Pass-Through Trust, Series 2009-2A
9.75%	01/15/17		3,445,990	3,937,044

				29,264,721

Total Corporates (Cost $633,171,893)				651,625,174

FOREIGN GOVERNMENT OBLIGATIONS — 0.53%
Foreign Government Obligations — 0.53%
Kommunalbanken AS (Norway)
0.25%	08/28/14	[2,3,4]	8,580,000	8,579,496
Kommuninvest I Sverige AB (Sweden)
0.22%	09/12/14	[2,3,4]	9,490,000	9,490,404

				18,069,900

Total Foreign Government Obligations (Cost $18,070,000)

MORTGAGE-BACKED — 50.18%**

Commercial Mortgage-Backed — 8.47%

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A3
4.89%	07/10/45		2,136,791	2,146,724
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A4
5.37%	07/10/45	[3]	10,000,000	10,083,685
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.35%	09/10/47	[3]	6,715,000	7,026,683
Bayview Commercial Asset Trust, Series 2006-1A, Class A1
0.42%	04/25/36	[3,4]	1,082,277	953,831
Bayview Commercial Asset Trust, Series 2008-4, Class A2
2.65%	07/25/38	[3,4]	935,325	1,006,849
Bayview Commercial Asset Trust, Series 2008-4, Class A3
2.90%	07/25/38	[3,4]	6,267,000	6,114,493
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-T16, Class A6
4.75%	02/13/46	[3]	4,538,397	4,548,724
Bear Stearns Commercial Mortgage Securities Trust, Series 2005 PWR9, Class A4A
4.87%	09/11/42		7,580,513	7,852,755

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A3
5.12%	02/11/41	[3]	$4,500,000	$4,584,144
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class A4A
5.29%	10/12/42	[3]	7,746,000	8,086,157
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AAB
5.90%	06/11/40	[3]	5,361,979	5,538,940
Commercial Mortgage Trust, Series 2006-C7, Class A4
5.94%	06/10/46	[3]	13,901,737	14,910,266
Credit Suisse First Boston Commercial Mortgage Trust, Series 2007-C4, Class AAB
6.05%	09/15/39	[3]	2,284,791	2,407,858
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21	[3,4]	3,480,000	3,854,307
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1
3.74%	11/10/46	[4]	17,272,484	17,988,628
GE Business Loan Trust, Series 2003-2A, Class A
0.52%	11/15/31	[3,4]	2,316,309	2,202,774
GE Business Loan Trust, Series 2006-2A, Class A
0.33%	11/15/34	[3,4]	7,627,799	7,179,578
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44	[3]	8,850,000	9,417,259
GS Mortgage Securities Trust, Series 2011-GC5, Class A2
3.00%	08/10/44		15,270,000	15,838,475
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A6
4.90%	01/12/37		6,285,000	6,320,209
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class ASB
4.89%	08/15/42	[3]	3,046,361	3,110,466
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4
5.40%	05/15/45		5,340,329	5,755,956
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3S
5.24%	05/15/47	[4]	1,758,074	1,767,364

See accompanying notes to Schedule of Portfolio Investments.

16 / N-Q Report June 2014

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class AMS
5.34%	05/15/47		$10,090,000	$10,241,350
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class ASB
5.86%	02/15/51		6,121,435	6,511,009
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class ASB
5.69%	02/12/51		1,825,480	1,934,684
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class ASB
5.99%	06/15/49	[3]	12,206,457	12,932,393
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A3
6.15%	02/15/51	[3]	853,231	855,706
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2010-C1, Class A1
3.85%	06/15/43	[4]	16,627,123	16,990,052
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A1
2.75%	11/15/43	[4]	11,994,046	12,277,092
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C3, Class A3
4.39%	02/15/46	[4]	17,565,000	19,210,270
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class ASB
3.68%	08/15/46		1,513,000	1,613,578
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class AAB
5.01%	04/15/30		1,545,443	1,557,553
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A5
4.86%	10/12/41	[3]	1,427,477	1,433,588
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A4
5.20%	09/12/42	[3]	11,774,000	11,949,503
Morgan Stanley Capital I Trust, Series 2001-C3, Class A2
3.22%	08/15/49		1,900,241	1,979,863
Morgan Stanley Capital I Trust, Series 2005-IQ9, Class A5
4.70%	07/15/56		2,320,489	2,339,663
Morgan Stanley Capital I Trust, Series 2005-T19, Class A4A
4.89%	06/12/47		399,128	411,594

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4
5.83%	10/15/42	[3]	$5,264,966	$5,558,821
Morgan Stanley Capital I Trust, Series 2006-T23, Class A4
5.98%	08/12/41	[3]	8,185,000	8,889,295
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A2FL
0.41%	04/12/49	[3]	3,408,471	3,368,205
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4
5.83%	06/11/42	[3]	265,000	295,690
PNC Mortgage Acceptance Corp., Series 2001-C1, Class J
5.91%	03/12/34	[4]	7,451,000	7,729,164
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5
5.22%	01/15/41	[3]	1,213,761	1,216,158
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4
5.41%	10/15/44	[3]	8,359,636	8,730,281
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		5,350,000	5,631,070

				292,352,707

Non-Agency Mortgage-Backed — 19.41%
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
0.37%	02/25/37	[3]	12,000,000	9,828,580
ACE Securities Corp., Series 2005-HE6, Class A1
0.41%	10/25/35	[3]	17,502,862	17,368,393
American Home Mortgage Assets, Series 2007-4, Class A2
0.34%	08/25/37	[3]	3,480,372	3,388,828
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.57%	10/25/27		25,059	25,856
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M2
0.82%	05/25/35	[3]	603,692	604,160
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
5.50%	10/25/33		21,389,194	21,998,068
Banc of America Funding Corp., Series 2006-G, Class 2A3
0.32%	07/20/36	[3]	1,540,600	1,540,429
Banco de Credito Y Securitizacion SA, Series 2001-1, Class AF (Argentina)
8.00%	06/30/20	[2,4,7]	7,000	560

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 17

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2007-AA1, Class 1A2
0.31%	02/25/47	[3]	$6,352,729	$5,800,264
BCAP LLC Trust, Series 2011-RR5, Class 2A3
2.84%	06/26/37	[3,4]	5,748,015	5,804,058
BCAP LLC Trust, Series 2012-R11, Class 11A1
2.61%	09/26/36	[3,4]	12,340,863	12,529,169
BCAP LLC Trust, Series 2013-RR2, Class 5A1
2.63%	03/26/36	[3,4]	9,921,754	10,139,804
BCAP LLC Trust, Series 2013-RR5, Class 2A1
2.14%	03/26/37	[3,4]	14,489,234	14,369,698
Bear Stearns ARM Trust, Series 2004-3, Class 4A
2.64%	07/25/34	[3]	6,667,518	6,646,652
Bear Stearns ARM Trust, Series 2005-2, Class A1
2.58%	03/25/35	[3]	6,863,200	6,984,051
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class M1
0.70%	11/25/35	[3]	6,487,418	6,474,515
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD1, Class 1A3
0.55%	08/25/43	[3]	1,201,597	1,188,463
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/20	2,4,7,†	9,000	3
CC Mortgage Funding Corp., Series 2005-2A, Class A1
0.33%	05/25/36	[3,4]	2,017,730	1,809,002
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Class 2M1
1.05%	02/25/32	[3]	454,241	436,097
Chase Mortgage Finance Corp., Series 2007-A1, Class 8A1
2.65%	02/25/37	[3]	23,777,239	24,228,983
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A3
2.66%	07/25/37	[3]	4,899,317	4,938,002
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
2.86%	02/25/34	[3]	254,053	250,786
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A3
0.30%	11/25/36	[3]	16,782,211	16,710,618
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.33%	03/25/37	[3]	1,629,480	1,585,461

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2C
1.45%	07/25/37	[3]	$90,000	$75,450
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		5,089,725	5,699,522
Conseco Finance, Series 2001-D, Class A5
6.69%	11/15/32	[3]	13,096	13,136
Conseco Financial Corp., Series 1994-1, Class A5
7.65%	04/15/19		39,589	41,322
Conseco Financial Corp., Series 1996-1, Class M1
7.00%	03/15/27	[3]	3,546,496	3,646,161
Conseco Financial Corp., Series 1997-2, Class A7
7.62%	06/15/28	[3]	2,110,804	2,226,618
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[3]	1,331,556	1,437,733
Conseco Financial Corp., Series 1997-7, Class A9
7.37%	07/15/29	[3]	4,274,202	4,564,169
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28	[3]	17,280	17,826
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
4.78%	08/25/34	[3]	43,648	43,902
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AAB
5.34%	02/15/40		2,304,295	2,417,750
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR1, Class 5A1
2.41%	02/25/34	[3]	5,363,994	5,478,311
Credit Suisse First Boston Mortgage Securities Corp., Series 2013-7R, Class 5A1
0.40%	07/26/36	[3,4]	5,375,090	4,795,961
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB7, Class AF3 (STEP)
4.14%	11/25/35		1,259,663	1,321,676
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
3.52%	01/25/36		2,874,828	2,110,557
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
4.73%	02/25/37		16,334,056	12,120,686

See accompanying notes to Schedule of Portfolio Investments.

18 / N-Q Report June 2014

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1 (STEP)
0.21%	04/25/37	[3]	$4,488,848	$3,094,439
DBRR Trust, Series 2012-EZ1, Class A
0.95%	09/25/45	[4]	358,321	358,635
DBRR Trust, Series 2013-EZ2, Class A
0.85%	02/25/43	[3,4]	16,440,561	16,424,215
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.36%	03/19/45	[3]	2,441,566	2,229,282
Downey Savings & Loan Association Mortgage Loan Trust, Series 2006-AR1, Class 2A1A
1.06%	04/19/47	[3]	58,319	52,286
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2004-FF5, Class A3C
1.15%	08/25/34	[3]	1,852,058	1,849,711
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF6, Class M1
0.57%	05/25/36	[3]	3,615,182	3,568,396
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.20%	09/25/34	[3]	25,963	25,642
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 2A2
2.55%	02/25/35	[3]	3,065,747	3,083,418
GE Business Loan Trust, Series 2007-1A, Class A
0.32%	04/16/35	[3,4]	3,686,400	3,470,093
GMAC Mortgage Corp. Loan Trust, Series 2000-HE2, Class A1
0.59%	06/25/30	[3]	487,584	435,240
GSAA Home Equity Trust, Series 2005-9, Class 1A1
0.43%	08/25/35	[3]	5,997,359	5,877,939
GSAMP Trust, Series 2005-HE4, Class M1
0.60%	07/25/45	[3]	6,090,058	6,069,411
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.66%	09/25/35	[3]	4,371,144	4,421,570
GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1
2.63%	11/25/35	[3]	2,298,863	2,265,618
Home Equity Loan Trust, Series 2006-3, Class A4
0.39%	03/20/36	[3]	9,323,000	9,188,264
Home Equity Loan Trust, Series 2007-1, Class AS
0.35%	03/20/36	[3]	4,620,952	4,584,484

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Home Equity Loan Trust, Series 2007-2, Class A3V
0.37%	07/20/36	[3]	$2,625,397	$2,618,033
Household Home Equity Loan Trust, Series 2006-1, Class A2
0.33%	01/20/36	[3]	1,774,301	1,751,763
Impac CMB Trust, Series 2005-5, Class A1
0.79%	08/25/35	[3]	3,738,603	3,376,250
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
0.93%	12/25/34	[3]	440,863	370,212
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
0.95%	11/25/34	[3]	1,597,473	1,460,650
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		971,411	1,010,501
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3SF
0.31%	05/15/47	[3]	1,056,535	1,059,186
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A2
3.15%	08/15/46		13,707,712	14,312,244
JPMorgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2F3 (STEP)
3.86%	10/25/35		2,313,764	2,190,059
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV4
0.43%	03/25/47	[3]	50,000	28,112
JPMorgan Mortgage Trust, Series 2005-A3, Class 5A3
2.72%	06/25/35	[3]	101,070	95,116
JPMorgan Mortgage Trust, Series 2007-A1, Class 1A1
2.70%	07/25/35	[3]	4,134,427	4,151,085
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
2.66%	07/25/35	[3]	888,821	909,076
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		3,388,061	3,485,009
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		2,809,018	2,946,547
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class AIOC (IO)
0.55%	04/15/40	[3,7]	219,327,975	4,844,165
Long Beach Mortgage Loan Trust, Series 2005-2, Class M3
0.89%	04/25/35	[3]	10,175,293	10,178,448

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 19

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
2.66%	01/25/34	[3]	$38,662	$38,300
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
2.75%	01/25/34	[3]	56,358	54,726
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
2.64%	11/21/34	[3]	3,779,820	3,846,428
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
2.11%	04/25/34	[3]	387,651	376,264
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.59%	06/25/34	[3]	85,386	82,692
MASTR Alternative Loan Trust, Series 2003-1, Class 1A1
6.25%	12/25/32		5,683,840	6,009,524
MASTR Alternative Loan Trust, Series 2003-5, Class 4A1
5.50%	07/25/33		11,103,890	11,807,123
MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
5.25%	11/25/33		12,071,426	12,587,467
MASTR Alternative Loan Trust, Series 2004-7, Class 1A1
5.50%	07/25/34		11,923,451	12,203,708
MASTR Asset-Backed Securities Trust, Series 2006-AB1, Class A2
0.38%	02/25/36	[3]	4,279,242	4,173,188
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.56%	10/25/32	[3]	427,564	431,207
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.33%	06/25/37	[3]	18,580,363	12,569,234
Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1
2.47%	08/25/34	[3]	3,756,239	3,846,998
Merrill Lynch Mortgage Investors Trust, Series 2006-F1, Class 1A2
6.00%	04/25/36		4,648,863	4,326,506
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		1,790,902	2,156,798
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[4]	7,491,600	7,943,879
Morgan Stanley Capital I Trust, Series 2004-NC7, Class M2
1.08%	07/25/34	[3]	12,492,751	11,962,958
Morgan Stanley Capital I Trust, Series 2005-HE3, Class M2
0.93%	07/25/35	[3]	4,774,787	4,651,129

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Capital I Trust, Series 2005-NC2, Class M2
0.78%	03/25/35	[3]	$10,237,900	$10,152,167
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1A
0.60%	07/25/34	[3]	1,309,928	1,265,443
MortgageIT Trust, Series 2005-3, Class A1
0.45%	08/25/35	[3]	997,608	954,883
MortgageIT Trust, Series 2005-4, Class A1
0.43%	10/25/35	[3]	15,254,953	14,091,244
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3
0.33%	06/25/37	[3]	7,807,200	6,953,440
New Century Home Equity Loan Trust, Series 2005-3, Class M2
0.64%	07/25/35	[3]	15,000,000	14,382,203
Nomura Resecuritization Trust, Series 2013-1R, Class 3A1
0.31%	10/26/36	[3,4]	13,894,529	13,483,009
Nomura Resecuritization Trust, Series 2014-1R, Class 1A1
0.31%	10/25/36	[3,4]	11,105,908	10,776,605
Nomura Resecuritization Trust, Series 2014-1R, Class 3A1
0.30%	07/26/36	[3,4]	8,903,870	8,787,230
Nomura Resecuritization Trust, Series 2014-1R, Class 4A1
0.41%	01/25/37	[3,4]	7,624,492	7,479,769
Oakwood Mortgage Investors, Inc., Series 1997-B, Class M
7.78%	08/15/27		2,466,189	2,540,978
Park Place Securities, Inc., Series 2004-MHQ1, Class M1
1.20%	12/25/34	[3]	477,745	479,248
Park Place Securities, Inc., Series 2005-WCW1, Class A3D
0.49%	09/25/35	[3]	177,082	176,786
Park Place Securities, Inc., Series 2005-WCW3, Class A1B
0.45%	08/25/35	[3,4]	9,606,878	9,573,350
Park Place Securities, Inc., Series 2005-WHQ1, Class M2
0.65%	03/25/35	[3]	6,077,376	6,062,833
Park Place Securities, Inc., Series 2005-WHQ2, Class A1B
0.42%	05/25/35	[3]	8,452,872	8,400,009
Park Place Securities, Inc., Series 2005-WHQ3, Class M1
0.57%	06/25/35	[3]	1,728,998	1,729,537
Park Place Securities, Inc., Series 2005-WLL1, Class M1
0.57%	03/25/35	[3]	245,383	245,889

See accompanying notes to Schedule of Portfolio Investments.

20 / N-Q Report June 2014

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB1
2.97%	03/25/35	[3]	$9,925,219	$7,378,424
Residential Asset Mortgage Products, Inc., Series 2004-SL4, Class A3
6.50%	07/25/32		1,205,514	1,251,430
Residential Asset Mortgage Products, Inc., Series 2005-RS5, Class AI3
0.49%	05/25/35	[3]	97,780	97,890
Residential Asset Mortgage Products, Inc., Series 2005-SL1, Class A5
6.50%	05/25/32		2,410,029	2,347,425
Residential Asset Securities Corp., Series 2005-KS12, Class A2
0.40%	01/25/36	[3]	551,483	550,052
Residential Funding Mortgage Securities I, Inc., Series 2005-S8, Class A1
5.50%	11/25/35		4,519,447	4,495,028
Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7 (STEP)
8.29%	02/25/25		1,599	1,597
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.42%	02/25/36	[3]	1,056,300	798,532
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.29%	12/25/36	[3]	5,673,473	5,576,311
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C
0.49%	03/25/36	[3]	675,801	675,515
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 6A
2.40%	11/25/34	[3]	11,496,583	11,114,949
Structured Asset Investment Loan Trust, Series 2005-11, Class A5
0.44%	01/25/36	[3]	8,181,805	8,146,163
Structured Asset Securities Corp., Series 2007-GEL1, Class A1
0.25%	01/25/37	[3,4]	3,757,685	3,743,519
Structured Asset Securities Corp., Series 2002-5A, Class 6A
2.00%	04/25/32	[3]	19,156	16,425
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
2.43%	09/25/33	[3]	2,420,856	2,438,772
Structured Asset Securities Corp., Series 2005-WF4, Class A4
0.51%	11/25/35	[3]	6,666,693	6,662,306
Terwin Mortgage Trust, Series 2004-7HE, Class A1
1.25%	07/25/34	[3,4]	136,086	130,391

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class 2A
5.50%	07/25/34		$13,398,758	$14,092,317
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.50%	01/25/33	[3]	273,515	278,756
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
2.40%	01/25/35	[3]	2,054,918	2,069,212
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.44%	10/25/45	[3]	5,673,103	5,371,135
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
0.48%	01/25/45	[3]	895,904	847,430
Wells Fargo Home Equity Trust, Series 2005-3, Class M1
0.56%	11/25/35	[3]	12,034,151	12,031,636
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Q, Class 1A1
2.62%	09/25/34	[3]	3,778,856	3,855,916
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A14
2.62%	06/25/35	[3]	13,364,417	13,489,219
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR9, Class 1A1
2.62%	05/25/35	[3]	340,202	352,985
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A5
2.61%	03/25/36	[3]	3,507,222	3,407,885

				670,270,351

U.S. Agency Mortgage-Backed — 22.30%
Fannie Mae Pool (TBA)
2.50%	07/25/27		10,915,000	11,090,662
Fannie Mae Pool 465761
3.16%	08/01/17		5,513,500	5,643,300
Fannie Mae Pool 555284
7.50%	10/01/17		469	497
Fannie Mae Pool 567002
8.00%	05/01/23		61,163	68,864
Fannie Mae Pool 735861
6.50%	09/01/33		30,039	34,680
Fannie Mae Pool 745936
6.08%	08/01/16		23,605,481	25,603,032
Fannie Mae Pool 770900
2.06%	04/01/34	[3]	521,127	551,669
Fannie Mae Pool 942553
5.82%	08/01/37	[3]	1,703,239	1,827,303
Fannie Mae Pool 995182
5.50%	06/01/20		5,198,543	5,523,472

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 21

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 995793
5.50%	09/01/36		$3,511,218	$3,948,690
Fannie Mae Pool AD0172
4.75%	04/01/16		16,308,634	17,250,741
Fannie Mae Pool AD0538
6.00%	05/01/24		1,661,959	1,832,421
Fannie Mae Pool AD0791
4.76%	02/01/20		18,272,956	20,525,484
Fannie Mae Pool AE0083
6.00%	01/01/40		4,041,789	4,564,077
Fannie Mae Pool AL0851
6.00%	10/01/40		4,957,747	5,580,460
Fannie Mae Pool AL5262
3.06%	12/01/20		14,961,638	15,739,683
Fannie Mae Pool FN0002
3.31%	12/01/17		5,821,615	6,156,756
Fannie Mae REMICS, Series 2007-61, Class A
0.43%	03/25/37	[3]	6,179,169	6,189,885
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		4,258,364	4,646,748
Fannie Mae REMICS, Series 2009-85, Class LF
1.35%	10/25/49	[3]	10,858,116	11,063,385
Fannie Mae REMICS, Series 2009-96, Class FA
1.05%	11/25/49	[3]	8,251,592	8,351,349
Fannie Mae REMICS, Series 2010-6, Class BF
0.91%	02/25/40	[3]	6,534,127	6,623,928
Fannie Mae REMICS, Series 2011-118, Class FB
0.60%	11/25/41	[3]	21,123,743	21,327,421
Fannie Mae REMICS, Series 2013-75, Class FC
0.40%	07/25/42	[3]	13,602,725	13,555,095
Fannie Mae, Series 1997-76, Class FS
0.60%	09/17/27	[3]	34,449	34,806
Fannie Mae, Series 2001-60, Class OF
1.10%	10/25/31	[3]	2,112,691	2,170,898
Fannie Mae, Series 2003-134, Class FC
0.75%	12/25/32	[3]	14,797,322	14,981,002
Fannie Mae, Series 2007-64, Class FA
0.62%	07/25/37	[3]	1,818,159	1,828,944
Fannie Mae, Series 2009-33, Class FB
0.97%	03/25/37	[3]	7,277,141	7,427,721
Fannie Mae, Series 2010-109, Class PF
0.55%	10/25/40	[3]	4,354,560	4,383,393

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2010-26, Class S (IO)
6.08%	11/25/36	[3]	$25,125,666	$3,766,488
Fannie Mae, Series 2010-39, Class FE
0.92%	06/25/37	[3]	13,500,082	13,720,227
Fannie Mae, Series 2010-43, Class DP
5.00%	05/25/40		4,015,154	4,305,283
Fannie Mae, Series 2010-95, Class S (IO)
6.45%	09/25/40	[3]	15,397,679	2,842,874
Fannie Mae, Series 2010-M1, Class A1
3.30%	06/25/19		2,132,526	2,193,103
Fannie Mae, Series 2011-71, Class FB
0.65%	05/25/37	[3]	9,688,805	9,770,161
Fannie Mae, Series 2012-33, Class F
0.67%	04/25/42	[3]	16,612,878	16,774,427
Fannie Mae, Series 2013-M11, Class A
1.50%	01/25/18		13,031,825	13,080,671
Fannie Mae, Series G92-10, Class Z
7.75%	01/25/22		5,140	5,573
Freddie Mac Gold Pool A45796
7.00%	01/01/33		15,225	17,647
Freddie Mac Gold Pool C46104
6.50%	09/01/29		20,129	23,192
Freddie Mac Gold Pool G13032
6.00%	09/01/22		2,820,189	3,101,804
Freddie Mac Gold Pool G13475
6.00%	01/01/24		364,747	399,625
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K004, Class A2
4.19%	08/25/19		17,405,000	19,247,058
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K005, Class A2
4.32%	11/25/19		16,592,000	18,477,059
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class A2
4.22%	03/25/20		14,910,000	16,561,596
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A1
2.87%	02/25/23		16,246,474	16,859,713
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K701, Class A2
3.88%	11/25/17		9,097,000	9,805,926
Freddie Mac REMICS, Series 2733, Class FB
0.75%	10/15/33	[3]	5,335,000	5,418,600
Freddie Mac REMICS, Series 3084, Class FN
0.65%	12/15/34	[3]	10,281,609	10,343,785

See accompanying notes to Schedule of Portfolio Investments.

22 / N-Q Report June 2014

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3524, Class FC
1.09%	06/15/38	[3]	$4,192,528	$4,236,044
Freddie Mac REMICS, Series 3531, Class FM
1.05%	05/15/39	[3]	5,323,146	5,407,039
Freddie Mac REMICS, Series 3828, Class TF
0.55%	04/15/29	[3]	2,640,174	2,651,106
Freddie Mac REMICS, Series 4235, Class FA
0.50%	01/15/34	[3]	14,555,287	14,557,179
Freddie Mac Strips, Series 263, Class F5
0.65%	06/15/42	[3]	7,004,136	7,025,819
Freddie Mac Strips, Series 319, Class F2
0.65%	11/15/43	[3]	29,522,206	29,574,579
Freddie Mac, Series 2174, Class PN
6.00%	07/15/29		1,239,044	1,355,656
Freddie Mac, Series 240, Class F30
0.45%	07/15/36	[3]	9,475,617	9,505,580
Freddie Mac, Series 2454, Class FQ
1.15%	06/15/31	[3]	19,447	20,002
Freddie Mac, Series 2657, Class LX (IO)
6.00%	05/15/18		1,049	5
Freddie Mac, Series 3294, Class CB
5.50%	03/15/37		1,194,936	1,285,807
Freddie Mac, Series 3300, Class FA
0.45%	08/15/35	[3]	2,885,907	2,892,981
Freddie Mac, Series 3325, Class NF
0.45%	08/15/35	[3]	7,442,314	7,460,588
Freddie Mac, Series 3345, Class FP
0.35%	11/15/36	[3]	2,466,864	2,468,813
Freddie Mac, Series 3345, Class PF
0.33%	05/15/36	[3]	1,084,978	1,085,640
Freddie Mac, Series 3346, Class FA
0.38%	02/15/19	[3]	11,923,608	11,937,063
Freddie Mac, Series 3626, Class MA
5.00%	02/15/30		2,032,733	2,061,398
Freddie Mac, Series 3672, Class A
6.00%	05/15/40		881,230	944,702
Freddie Mac, Series 4109, Class KF
0.55%	05/15/32	[3]	33,433,054	33,441,356
Freddie Mac, Series KS02, Class A
0.53%	08/25/23		19,814,930	19,855,416
Ginnie Mae I Pool 422972
6.50%	07/15/29		42,698	48,551
Ginnie Mae II Pool (TBA)
3.00%	07/20/43		15,075,000	15,221,039
Ginnie Mae II Pool 1849
8.50%	08/20/24		659	740

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 2020
8.50%	06/20/25		$1,656	$1,889
Ginnie Mae II Pool 2286
8.50%	09/20/26		1,881	2,157
Ginnie Mae II Pool 2487
8.50%	09/20/27		16,132	18,579
Ginnie Mae II Pool 80059
1.62%	04/20/27	[3]	34,967	36,087
Ginnie Mae II Pool 80589
1.62%	03/20/32	[3]	77,806	80,635
Ginnie Mae II Pool 80610
1.62%	06/20/32	[3]	24,063	25,034
Ginnie Mae II Pool 80968
1.62%	07/20/34	[3]	700,811	726,741
Ginnie Mae II Pool 81201
2.12%	01/20/35	[3]	19,349	20,375
Ginnie Mae II Pool 8599
3.00%	02/20/25	[3]	30,040	32,246
Ginnie Mae II Pool MA0949
3.00%	04/20/43	[3]	9,731,627	10,105,464
Ginnie Mae, Series 2003-11, Class FK
0.45%	02/16/33	[3]	2,925,119	2,932,738
Ginnie Mae, Series 2004-5, Class PF
0.70%	02/20/33	[3]	4,111,561	4,133,327
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39		8,033,987	8,592,531
Ginnie Mae, Series 2009-106, Class XI (IO)
6.65%	05/20/37	[3]	14,086,765	2,377,770
Ginnie Mae, Series 2010-118, Class B
2.81%	07/16/39		2,017,428	2,022,282
Ginnie Mae, Series 2011-126, Class AB
1.97%	06/16/35		16,692,044	16,809,480
Ginnie Mae, Series 2011-144, Class AE
1.66%	07/16/35		17,825,649	17,880,775
Ginnie Mae, Series 2011-78, Class AB
2.45%	02/16/39		3,048,788	3,090,780
Ginnie Mae, Series 2012-13, Class KF
0.45%	07/20/38	[3]	5,659,943	5,669,031
Ginnie Mae, Series 2013-53, Class AD
1.50%	12/20/26		9,935,093	9,867,729
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10
2.06%	01/15/22		9,402,748	9,461,638
NCUA Guaranteed Notes, Series 2010-R1, Class 1A
0.60%	10/07/20	[3]	12,606,933	12,677,734
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.52%	11/06/17	[3]	14,739,353	14,769,580

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 23

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

NCUA Guaranteed Notes, Series 2010-R2, Class 2A
0.62%	11/05/20	[3]	$10,690,268	$10,723,456
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.71%	12/08/20	[3]	14,996,022	15,107,397
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
0.71%	12/08/20	[3]	6,441,415	6,496,142
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.68%	03/09/21	[3]	12,829,195	12,915,555
NCUA Guaranteed Notes, Series 2011-R1, Class 1A
0.60%	01/08/20	[3]	9,084,342	9,132,603
NCUA Guaranteed Notes, Series 2011-R2, Class 1A
0.55%	02/06/20	[3]	8,810,018	8,843,744
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
0.55%	03/11/20	[3]	5,151,079	5,169,390
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.53%	03/06/20	[3]	5,338,588	5,352,004
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.53%	04/06/20	[3]	3,443,579	3,449,766
NCUA Guaranteed Notes, Series 2011-R6, Class 1A
0.53%	05/07/20	[3]	3,219,511	3,222,278

				770,025,218

Total Mortgage-Backed (Cost $1,715,564,783)				1,732,648,276

MUNICIPAL BONDS — 1.11%*
California — 0.56%
State of California, Taxable, Various Purpose
4.85%	10/01/14		4,900,000	4,955,272
5.50%	03/01/16		1,775,000	1,917,603
6.20%	03/01/19		600,000	713,070
State of California, Taxable, Various Purpose, Series 3
5.45%	04/01/15		1,715,000	1,780,633
University of California, Floating Rate Notes, Series Y, Class 1
0.65%	07/01/41	[3]	10,000,000	10,015,300

				19,381,878

Illinois — 0.55%
State of Illinois, Build America Bonds
6.20%	07/01/21	[3]	6,750,000	7,613,798

Issues	Maturity Date		Principal Amount	Value

MUNICIPAL BONDS (continued)
Illinois (continued)
State of Illinois, Taxable Bonds
5.36%	03/01/17		$2,250,000	$2,468,543
State of Illinois, Taxable Pension Bonds
4.05%	06/01/15	[3]	1,040,000	1,072,448
4.35%	06/01/18	[3]	7,445,000	7,898,922

				19,053,711

Total Municipal Bonds (Cost $37,487,935)				38,435,589

U.S. AGENCY SECURITIES — 3.55%
Federal Farm Credit Bank
0.17%	09/14/16	[3]	17,560,000	17,564,808
0.20%	04/17/17	[3]	22,785,000	22,813,573
0.21%	02/27/17	[3]	17,135,000	17,160,788
Federal Home Loan Bank
0.22%	10/07/15	[3]	16,250,000	16,271,336
0.24%	01/21/15		33,325,000	33,325,167
Federal Home Loan Bank (STEP)
0.75%	05/26/28		15,570,000	15,492,064

Total U.S. Agency Securities (Cost $122,621,156)				122,627,736

U.S. TREASURY SECURITIES — 2.67%
U.S. Treasury Notes — 2.67%
U.S. Treasury Notes - Treasury Inflation
Indexed Notes
0.50%	04/15/15	[8]	17,780,000	19,739,263
1.62%	01/15/15	[8]	6,210,000	7,839,738
2.00%	07/15/14	[8]	51,155,000	64,481,273

Total U.S. Treasury Securities (Cost $92,541,604)				92,060,274

Total Bonds – 91.30% (Cost $3,108,921,336)				3,152,301,649

Issues			Notional Amount (000’s)	Value

PURCHASED SWAPTIONS — 0.01%

Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 6.00% annually; Option Expiration Date of 12/24/23. Counterparty: Goldman Sachs Group, Inc.
			30,000	487,764

Total Purchased Swaptions (Cost $939,000)

See accompanying notes to Schedule of Portfolio Investments.

24 / N-Q Report June 2014

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount/ Share	Value

SHORT-TERM INVESTMENTS — 10.96%
Commercial Paper — 1.72%
National Rural Utilities Cooperative
Finance Corp.
0.09%[9]	07/24/14	$33,355,000	$33,353,082
RBS Holdings USA, Inc.
0.20%[9]	08/27/14	26,000,000	25,992,598

			59,345,680

Money Market Funds — 2.03%
Dreyfus Cash Advantage Fund
0.06%[10,11]		35,127,000	35,127,000

DWS Money Market Series
Institutional Funds
0.05%[10]		34,769,000	34,769,000

			69,896,000

U.S. Agency Discount Notes — 7.21%
Federal Home Loan Bank
0.04%[9]	07/21/14	20,000,000	19,999,680
0.06%[9]	08/15/14	30,000,000	29,998,875
0.06%[9]	07/07/14	35,000,000	34,999,708
0.06%[9]	08/06/14	20,000,000	19,999,206
0.06%[9]	08/22/14	30,000,000	29,998,700
0.06%[9]	09/05/14	40,000,000	39,997,800
0.07%[9]	07/23/14	34,000,000	33,999,685
0.07%[9]	09/03/14	40,000,000	39,997,880

			248,991,534

Total Short-Term Investments (Cost $378,223,597)			378,233,214

Total Investments – 102.27% (Cost $3,488,083,933)[1]			3,531,022,627

Liabilities in Excess of Other Assets – (2.27)%			(78,247,793)

Net Assets – 100.00%			$3,452,774,834

Issues	Notional Amount (000’s)	Premiums (Received)	Value

WRITTEN SWAPTIONS
Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 7.00% annually; Option Expiration Date of 12/24/23. Counterparty: Goldman Sachs Group, Inc.
	$(30,000)	$(540,000)	$(276,210)

Total Written Swaptions		$(540,000)	$(276,210)

Expiration Date	Premiums (Received)	Notional Amount (000’s)	Appreciation	Value

SWAPTION: RATE FLOOR INFLATION

The Fund received a fixed payment equal to $115,920 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.

11/23/20	$(115,920)	$10,080	$108,864	$(7,056)

	$(115,920)	$10,080	$108,864	$(7,056)

Notes:

[1]	Cost for federal income tax purposes is $3,488,759,810 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$80,597,835
Gross unrealized depreciation	(38,335,018)

Net unrealized appreciation	$42,262,817

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[3]	Floating rate security. The rate disclosed was in effect at June 30, 2014.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Private placements under procedures approved by the Fund’s Board of Trustees.
[6]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.
[7]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $5,721,978, which is 0.17% of total net assets.
[8]	Inflation protected security. Principal amount reflects original security face amount.
[9]	Represents annualized yield at date of purchase.
[10]	Represents the current yield as of June 30, 2014.
[11]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $8,000.
†	Fair valued security. The aggregate value of fair valued securities is $3,489,746, which is 0.10% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 25

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA (Financial Security Assurance, Inc.))

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PIK): Payment in kind

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

26 / N-Q Report June 2014

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 90.77%

ASSET-BACKED SECURITIES — 9.24%**

Academic Loan Funding Trust, Series 2012-1A, Class A2
1.25%	12/27/44	[2,3]	$950,000	$967,922
Alm Loan Funding, Series 2012-7A, Class A1 (Cayman Islands)
1.65%	10/19/24	[2,3,4]	775,000	776,640
American Money Management Corp., Series 2014-14A, Class A1L
1.68%	07/27/26	2,3,†	1,100,000	1,097,735
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15		126,435	126,818
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16		175,000	175,826
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.52%	01/25/35	[2,3]	1,078,829	1,003,568
Bayview Commercial Asset Trust, Series 2005-2A, Class A1
0.46%	08/25/35	[2,3]	437,067	397,588
BlueMountain CLO Ltd., Series 2013-1A, Class A1 (Cayman Islands)
1.42%	05/15/25	[2,3,4]	1,420,000	1,410,283
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
0.43%	06/25/26	[2]	350,000	342,964
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.43%	02/25/35	[2]	650,000	671,863
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.23%	10/27/36	[2]	930,000	946,796
CIT Education Loan Trust, Series 2007-1, Class A
0.32%	03/25/42	[2,3]	499,940	468,178
Cronos Containers Program Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	05/18/27	[3,4]	336,458	337,008
Cronos Containers Program Ltd., Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27	[3,4]	412,500	417,771
Educational Funding of the South, Inc., Series 2011-1, Class A2
0.88%	04/25/35	[2]	780,000	782,851
Flatiron CLO Ltd.
1.61%	07/17/26	2,3,†	1,350,000	1,348,646
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
0.80%	08/27/46	[2,3]	1,026,831	990,893
GE Business Loan Trust, Series 2004-1, Class A
0.44%	05/15/32	[2,3]	2,479,715	2,395,135

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
GE Business Loan Trust, Series 2004-2A, Class A
0.37%	12/15/32	[2,3]	$638,385	$613,371
GE Business Loan Trust, Series 2005-1A, Class A3
0.40%	06/15/33	[2,3]	769,021	736,199
Higher Education Funding, Series 2014-1, Class A
1.28%	05/25/34	[2,3]	1,315,896	1,318,601
ING Investment Management CLO Ltd., Series 2014-1A, Class A1 (Cayman Islands)
1.77%	04/18/26	[2,3,4]	1,430,000	1,429,694
ING Investment Management Ltd., Series 2012-4A, Class A1 (Cayman Islands)
1.62%	10/15/23	[2,3,4]	1,050,000	1,050,110
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[3]	649,666	676,574
LCM VI Ltd., Series 6A, Class A (Cayman Islands)
0.46%	05/28/19	[2,3,4]	772,432	757,701
Limerock CLO, Series 2014-2A, Class A (Cayman Islands)
1.74%	04/18/26	[2,3,4]	1,200,000	1,203,540
Navient Student Loan Trust, Series 2014-1, Class A3
0.70%	06/25/31	[2]	2,765,000	2,769,927
Nelnet Student Loan Trust, Series 2011-1A, Class A
1.00%	02/25/43	[2,3]	2,708,276	2,751,001
Nelnet Student Loan Trust, Series 2014-4A, Class A2
1.10%	11/25/43	[2,3]	1,370,000	1,375,781
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.65%	11/20/23	[2,3,4]	775,000	775,137
Peach Finance Co., Series 2000, Class A
4.71%	04/15/48	[3]	340,968	355,572
SLC Student Loan Trust I, Series 2002-2, Class B2
1.65%	07/01/42	[2,3]	750,000	578,373
SLC Student Loan Trust, Series 2004-1, Class B
0.51%	08/15/31	[2]	295,326	266,998
SLC Student Loan Trust, Series 2005-3, Class B
0.48%	06/15/40	[2]	1,107,307	1,010,626
SLC Student Loan Trust, Series 2008-1, Class A4A
1.83%	12/15/32	[2]	625,000	655,334
SLM Student Loan Trust, Series 2004-2, Class B
0.70%	07/25/39	[2]	330,569	308,657

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 27

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2004-8, Class B
0.69%	01/25/40	[2]	$331,278	$302,159
SLM Student Loan Trust, Series 2004-8A, Class A5
0.73%	04/25/24	[2,3]	2,742,277	2,757,853
SLM Student Loan Trust, Series 2005-4, Class A3
0.35%	01/25/27	[2]	2,815,000	2,785,196
SLM Student Loan Trust, Series 2005-4, Class B
0.41%	07/25/40	[2]	377,888	339,621
SLM Student Loan Trust, Series 2006-2, Class A6
0.40%	01/25/41	[2]	925,000	857,102
SLM Student Loan Trust, Series 2006-8, Class A6
0.39%	01/25/41	[2]	925,000	841,491
SLM Student Loan Trust, Series 2007-6, Class B
1.08%	04/27/43	[2]	154,706	141,397
SLM Student Loan Trust, Series 2008-2, Class B
1.43%	01/25/29	[2]	160,000	146,923
SLM Student Loan Trust, Series 2008-3, Class B
1.43%	04/25/29	[2]	160,000	148,294
SLM Student Loan Trust, Series 2008-4, Class B
2.08%	04/25/29	[2]	160,000	160,060
SLM Student Loan Trust, Series 2008-5, Class B
2.08%	07/25/29	[2]	160,000	164,529
SLM Student Loan Trust, Series 2008-6, Class B
2.08%	07/25/29	[2]	160,000	160,028
SLM Student Loan Trust, Series 2008-7, Class B
2.08%	07/25/29	[2]	160,000	161,257
SLM Student Loan Trust, Series 2008-8, Class B
2.48%	10/25/29	[2]	160,000	166,876
SLM Student Loan Trust, Series 2008-9, Class B
2.48%	10/25/29	[2]	160,000	169,372
SLM Student Loan Trust, Series 2011-2, Class A2
1.35%	10/25/34	[2]	500,000	521,329
SLM Student Loan Trust, Series 2012-3, Class A
0.80%	12/26/25	[2]	2,684,897	2,703,525
SLM Student Loan Trust, Series 2012-7, Class A3
0.80%	05/26/26	[2]	800,000	801,178

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2013-4, Class A
0.70%	06/25/27	[2]	$743,918	$745,913
South Carolina Student Loan Corp., Series A2
0.35%	12/01/20	[2]	720,712	713,474
Spirit Master Funding LLC, Series 2014-1A, Class A1
5.05%	07/20/40	[3]	560,910	594,912
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	3,†	782,414	941,368
Symphony CLO Ltd., Series 2013-11A, Class A (Cayman Islands)
1.53%	01/17/25	[2,3,4]	1,350,000	1,347,698
TAL Advantage LLC, Series 2006-1, Class NOTE
0.34%	04/20/21	[2,3]	265,833	263,181
Trinity Rail Leasing LP, Series 2004-1A, Class A
5.27%	08/14/27	[3]	217,231	234,831
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A
4.37%	07/15/41	[3]	471,812	499,771
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.29%	02/26/19	[2,3]	72,917	72,759

Total Asset-Backed Securities (Cost $51,062,225)				52,033,778

BANK LOANS — 0.13%*

Health Care — 0.08%
HCA, Inc., Term Loan B4
0.30%	05/01/18	[2]	451,720	452,919

Services — 0.05%
AABS Ltd. Loan, Series 2013-1, Class A (STEP) (Bermuda)
0.47%	01/15/38	2,4,†	275,314	284,257

Total Bank Loans (Cost $729,663)				737,176

CORPORATES — 17.87%*
Banking — 2.80%
Bank of America Corp. (MTN)
1.10%	04/01/19	[2]	1,000,000	1,006,549
Bank of America N.A. (BKNT)
0.53%	06/15/17	[2]	1,350,000	1,335,385
6.00%	06/15/16		650,000	708,720
6.10%	06/15/17		340,000	383,805
Barclays Bank PLC (United Kingdom)
5.20%	07/10/14	[4]	850,000	850,769

See accompanying notes to Schedule of Portfolio Investments.

28 / N-Q Report June 2014

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Banking (continued)
Commonwealth Bank of Australia (Australia)
1.95%	03/16/15	[4]	$1,400,000	$1,415,799
Credit Suisse/New York (Switzerland)
6.00%	02/15/18	[4]	288,000	328,405
Credit Suisse/New York (YCD) (Switzerland)
0.47%	04/10/15	[2,4]	1,000,000	1,001,117
0.55%	08/24/15	[2,4]	1,250,000	1,249,637
HBOS PLC, Series G (MTN) (United Kingdom)
6.75%	05/21/18	[3,4]	915,000	1,055,097
JPMorgan Chase Bank N.A.
0.56%	06/13/16	[2]	600,000	597,836
JPMorgan Chase Bank N.A. (BKNT)
6.00%	07/05/17		600,000	680,640
6.00%	10/01/17		500,000	569,161
Macquarie Bank Ltd. (Australia)
0.67%	06/15/16	[2,3,4]	2,000,000	2,002,407
National Australia Bank/New York (MTN) (Australia)
2.00%	03/09/15	[4]	1,200,000	1,213,411
Royal Bank of Scotland PLC (United Kingdom)
2.55%	09/18/15	[4]	1,370,000	1,396,003

				15,794,741

Communications — 0.43%
Verizon Communications, Inc.
3.45%	03/15/21		765,000	791,734
3.65%	09/14/18		1,500,000	1,606,642

				2,398,376

Consumer Discretionary — 0.36%
Catholic Health Initiatives
2.60%	08/01/18		1,000,000	1,010,436
4.20%	08/01/23		1,000,000	1,038,936

				2,049,372

Electric — 2.12%
AES Corp.
3.23%	06/01/19	[2]	500,000	508,750
DPL, Inc.
6.50%	10/15/16		700,000	761,250
Duquesne Light Holdings, Inc.
6.40%	09/15/20	[3]	1,363,000	1,604,321
FirstEnergy Corp., Series A
2.75%	03/15/18		1,140,000	1,154,024
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[3]	500,000	619,093
Homer City Generation LP (PIK)
8.73%	10/01/26	[5]	500,000	537,500

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Electric (continued)
Ipalco Enterprises, Inc. (WI)
5.00%	05/01/18		$1,000,000	$1,076,343
Metropolitan Edison Co.
7.70%	01/15/19		500,000	611,254
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		682,006	768,962
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		900,000	1,074,412
Public Service Co. of New Mexico
7.95%	05/15/18		475,000	572,687
Southwestern Electric Power Co.
6.45%	01/15/19		1,109,000	1,316,990
Texas-New Mexico Power Co.
9.50%	04/01/19	[3]	500,000	649,380
Tucson Electric Power
3.85%	03/15/23		700,000	709,753

				11,964,719

Energy — 1.47%
Chesapeake Energy Corp.
3.48%	04/15/19	[2]	1,000,000	1,017,500
Energy Transfer Partners LP
3.24%	11/01/66	[2]	910,000	845,390
Florida Gas Transmission Co. LLC
3.88%	07/15/22	[3]	1,000,000	1,032,174
Petrobras Global Finance BV (Netherlands)
2.37%	01/15/19	[2,4]	1,194,000	1,204,122
Ruby Pipeline LLC
6.00%	04/01/22	[3]	1,250,000	1,396,791
Spectra Energy Partners LP
2.95%	09/25/18		1,275,000	1,323,848
Tennessee Gas Pipeline Co. LLC
8.00%	02/01/16		1,250,000	1,395,744
Williams Cos., Inc.
7.88%	09/01/21		70,000	87,031

				8,302,600

Finance — 4.43%
Bear Stearns Cos. LLC
7.25%	02/01/18		1,140,000	1,357,779
Chase Capital III, Series C
0.78%	03/01/27	[2]	500,000	440,000
CIT Group, Inc.
4.25%	08/15/17		1,049,000	1,098,827
Citigroup, Inc.
0.78%	08/25/36	[2]	205,000	163,432
1.30%	11/15/16		1,000,000	1,002,774
1.92%	05/15/18	[2]	583,000	606,136

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 29

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Finance (continued)
5.30%	01/07/16		$625,000	$667,073
5.50%	10/15/14		371,000	376,383
6.00%	08/15/17		250,000	283,172
6.12%	05/15/18		345,000	397,829
6.38%	08/12/14		535,000	538,571
Ford Motor Credit Co. LLC
2.75%	05/15/15		500,000	509,709
Ford Motor Credit Co. LLC, Series FRN
1.47%	05/09/16	[2]	1,000,000	1,014,805
General Electric Capital Corp.
4.62%	01/07/21		700,000	780,582
5.62%	05/01/18		730,000	835,880
General Electric Capital Corp. (MTN)
0.60%	05/05/26	[2]	1,610,000	1,490,773
3.35%	10/17/16		750,000	790,729
General Electric Capital Corp., Series A (MTN)
0.49%	09/15/14	[2]	694,000	694,449
Goldman Sachs Group, Inc.
5.95%	01/18/18		350,000	397,939
6.15%	04/01/18		1,100,000	1,262,573
7.50%	02/15/19		550,000	671,869
Goldman Sachs Group, Inc., Series B (MTN)
0.63%	07/22/15	[2]	100,000	100,049
International Lease Finance Corp.
6.50%	09/01/14	[3]	1,000,000	1,010,000
JPMorgan Chase Capital XIII, Series M
1.18%	09/30/34	[2]	1,070,000	914,850
JPMorgan Chase Capital XXI, Series U
1.17%	02/02/37	[2]	1,650,000	1,377,750
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	510,000	558,450
8.95%	05/18/17	[2]	410,000	452,025
9.57%	06/06/17	[2]	319,000	357,695
Morgan Stanley
0.71%	10/15/15	[2]	187,000	187,445
Morgan Stanley (MTN)
0.68%	10/18/16	[2]	1,185,000	1,185,431
6.25%	08/28/17		800,000	910,762
Prudential Holdings LLC (AGM)
1.11%	12/18/17	[2,3]	428,571	426,008
Reckson Operating Partnership LP
5.00%	08/15/18		700,000	762,881
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	1,250,000	1,351,563

				24,976,193

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Health Care — 0.74%
CHS/Community Health Systems, Inc.
5.12%	08/15/18		$1,100,000	$1,156,375
HCA, Inc.
3.75%	03/15/19		1,000,000	1,010,675
Providence Health & Services Obligated Group
1.18%	10/01/17	[2]	1,975,000	1,971,837

				4,138,887

Industrials — 0.48%
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15	[3,4]	1,000,000	1,016,925
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.90%	03/22/23	[3,4]	900,000	917,242
5.12%	02/22/21	[3,4]	690,000	767,034

				2,701,201

Insurance — 0.87%
Farmers Insurance Exchange
6.00%	08/01/14	[3]	1,615,000	1,620,237
Metropolitan Life Global Funding I
3.88%	04/11/22	[3]	1,000,000	1,060,865
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	1,002,000	1,024,545
New York Life Global Funding
1.12%	03/01/17	[3]	1,200,000	1,197,275

				4,902,922

Materials — 0.09%
Barrick Gold Corp. (WI)(Canada)
4.10%	05/01/23	[4]	475,000	473,898

Real Estate Investment Trust (REIT) — 3.10%
Alexandria Real Estate Equities, Inc.
4.60%	04/01/22		1,000,000	1,059,928
Arc Properties Operating Partnership LP/ Clark Acquisition LLC
2.00%	02/06/17	[3]	2,000,000	2,008,668
HCP, Inc.
2.62%	02/01/20		750,000	751,348
4.25%	11/15/23		315,000	327,812
6.00%	01/30/17		1,000,000	1,120,113
7.07%	06/08/15		200,000	212,274
HCP, Inc. (MTN)
6.30%	09/15/16		500,000	556,927
Health Care REIT, Inc.
4.70%	09/15/17		1,000,000	1,094,743
5.25%	01/15/22		930,000	1,041,454
Host Hotels & Resorts LP (WI)
5.88%	06/15/19		1,245,000	1,337,952

See accompanying notes to Schedule of Portfolio Investments.

30 / N-Q Report June 2014

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Mid-America Apartments LP
5.50%	10/01/15	[3]	$1,000,000	$1,057,473
Simon Property Group LP
4.20%	02/01/15		400,000	404,932
SL Green Realty Corp./SL Green Operating Partnership
7.75%	03/15/20		650,000	787,467
UDR, Inc. (MTN)
5.25%	01/15/15		1,000,000	1,025,201
Ventas Realty LP/Ventas Capital Corp.
1.55%	09/26/16		1,000,000	1,010,643
4.00%	04/30/19		1,200,000	1,291,494
WEA Finance LLC
7.12%	04/15/18	[3]	775,000	943,392
WEA Finance LLC/WT Finance Aust Pty Ltd.
5.75%	09/02/15	[3]	1,320,000	1,427,455

				17,459,276

Transportation — 0.98%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23	[3]	1,018,920	1,108,076
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		47,560	51,365
Continental Airlines Pass-Through Trust, Series 1999, Class C2
7.26%	03/15/20		297,430	337,768
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.54%	08/02/20		617,307	692,734
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		314,346	354,425
JetBlue Airways Pass-Through Trust, Series 2004, Class G1
0.60%	08/15/16	[2]	8,710	8,518
JetBlue Airways Pass-Through Trust, Series 2004, Class G2
0.67%	11/15/16	[2]	1,161,000	1,133,717
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A-1
7.04%	04/01/22		164,562	195,005
UAL Pass-Through Trust, Series 2009-2A
9.75%	01/15/17		240,390	274,646
US Airways Pass-Through Trust, Series 2012, Class 2A
4.62%	06/03/25		477,955	508,723

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Transportation (continued)
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		$741,679	$844,124

				5,509,101

Total Corporates (Cost $95,789,080)				100,671,286

MORTGAGE-BACKED — 33.91%**
Commercial Mortgage-Backed — 4.09%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5
4.86%	07/10/43	[2]	1,854,415	1,892,042
Bayview Commercial Asset Trust, Series 2008-4, Class A2
2.65%	07/25/38	[2,3]	134,569	144,859
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class A4A
5.29%	10/12/42	[2]	1,140,000	1,190,062
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4
5.76%	04/12/38	[2]	1,070,591	1,138,272
Credit Suisse First Boston Commercial Mortgage Trust, Series 2006-C1, Class AAB
5.64%	02/15/39	[2]	371,041	375,496
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21	[2,3]	516,997	572,605
GE Business Loan Trust, Series 2003-2A, Class A
0.52%	11/15/31	[2,3]	522,564	496,950
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44	[2]	1,715,000	1,824,926
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A3A1
5.42%	01/12/43	[2]	1,178,214	1,179,996
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class ASB
5.83%	02/15/51	[2]	996,105	1,055,460
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4
4.74%	02/15/30		1,670,109	1,690,272
Morgan Stanley Capital I Trust, Series 2001-C3, Class A2
3.22%	08/15/49		268,103	279,337
Morgan Stanley Capital I Trust, Series 2005-T19, Class A4A
4.89%	06/12/47		1,024,921	1,056,933

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 31

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Capital I Trust, Series 2011-C3, Class A4
4.12%	08/15/49		$165,000	$177,631
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4
3.24%	03/15/45		1,445,000	1,472,873
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class 175B
6.04%	10/15/41	[2,3]	2,700,000	2,725,365
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class 175C
6.04%	10/15/41	[2,3]	440,000	444,134
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7
5.12%	07/15/42	[2]	858,829	887,850
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A1
1.61%	06/15/44	[3]	1,296,310	1,302,686
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		1,405,000	1,478,814
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A2
3.43%	06/15/45		1,605,000	1,655,537

				23,042,100

Non-Agency Mortgage-Backed — 13.77%
Accredited Mortgage Loan Trust, Series 2005-3, Class A1
0.39%	09/25/35	[2]	1,447,192	1,441,955
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class M1
0.58%	07/25/35	[2]	3,496,065	3,501,015
Ameriquest Mortgage Securities, Inc., Series 2005-R6, Class A2
0.35%	08/25/35	[2]	188,582	187,797
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1
1.13%	12/25/34	[2]	875,979	782,615
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M2
0.82%	05/25/35	[2]	680,735	681,262
Banc of America Funding Corp., Series 2003-2, Class 1A1
6.50%	06/25/32		4,138	4,386
Banc of America Funding Corp., Series 2006-G, Class 2A3
0.32%	07/20/36	[2]	239,472	239,445
Bear Stearns Asset-Backed Securities Trust, Series 2002-1, Class 1A5 (STEP)
6.89%	12/25/34		4,047	4,211

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE12, Class 1A3
0.54%	12/25/35	[2]	$800,000	$795,471
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE9, Class M1
0.66%	10/25/35	[2]	971,092	962,375
CC Mortgage Funding Corp., Series 2004-1A, Class A1
0.43%	01/25/35	[2,3]	232,289	208,787
CC Mortgage Funding Corp., Series 2005-2A, Class A1
0.33%	05/25/36	[2,3]	203,621	182,557
Centex Home Equity Loan Trust, Series 2005-D, Class M1
0.58%	10/25/35	[2]	1,710,000	1,672,047
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 1A4
5.32%	02/25/35		6,973	7,079
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
2.86%	02/25/34	[2]	19,874	19,618
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.33%	03/25/37	[2]	1,507,516	1,466,791
Conseco Finance Securitizations Corp., Series 2000-E, Class M1
8.13%	08/15/31	[2]	14,306	14,379
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		458,250	513,153
Conseco Finance, Series 2001-D, Class A5
6.69%	11/15/32	[2]	4,802	4,816
Conseco Finance, Series 2002-A, Class A5 (STEP)
7.55%	04/15/32		71,559	73,314
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[2,3]	248,472	274,458
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[2]	800,316	862,882
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[2]	252,351	272,474
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30		838,924	901,729
Countryplace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[2,3]	700,000	705,156

See accompanying notes to Schedule of Portfolio Investments.

32 / N-Q Report June 2014

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
1.22%	08/25/35	[2]	$22,765	$15,761
Countrywide Asset-Backed Certificates, Series 2005-1, Class MV2
0.59%	07/25/35	[2]	431,612	432,367
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
4.78%	08/25/34	[2]	200,918	202,087
Credit Suisse Mortgage Trust, Series 2014-4R, Class 16A1
0.38%	02/27/36	[2,3]	2,734,232	2,684,267
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1 (STEP)
3.38%	12/25/32		1,572,059	1,534,945
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF4 (STEP)
3.77%	12/25/36		1,050,144	827,731
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A23
0.30%	07/25/36	[2]	1,135,464	980,505
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1 (STEP)
0.21%	04/25/37	[2]	223,854	154,316
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A3
0.40%	04/25/37	[2]	2,659,963	1,828,773
DBRR Trust, Series 2012-EZ1, Class A
0.95%	09/25/45	[3]	36,902	36,935
DBRR Trust, Series 2013-EZ2, Class A
0.85%	02/25/43	[2,3]	579,783	579,207
Equifirst Mortgage Loan Trust, Series 2005-1, Class M1
0.57%	04/25/35	[2]	948,705	949,131
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF4, Class M1
0.58%	05/25/35	[2]	2,280,468	2,272,345
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.20%	09/25/34	[2]	703,609	694,896
Green Tree Financial Corp., Series 1998-4, Class A5
6.18%	04/01/30		434,318	449,533
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[2,3]	499,607	541,955
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[2,3]	724,886	779,289

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Greenpoint Manufactured Housing, Series 1999-5, Class A5
7.82%	12/15/29	[2]	$399,065	$409,147
GSAA Home Equity Trust, Series 2005-9, Class 1A1
0.43%	08/25/35	[2]	2,084,778	2,043,266
Home Equity Loan Trust, Series 2006-2, Class A1
0.30%	03/20/36	[2]	998,698	992,314
Home Equity Loan Trust, Series 2006-4, Class A3V
0.30%	03/20/36	[2]	17,822	17,859
Home Equity Loan Trust, Series 2007-3, Class APT
1.35%	11/20/36	[2]	1,370,582	1,375,170
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
2.70%	10/25/34	[2]	90,815	92,725
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
0.95%	11/25/34	[2]	40,397	36,937
IndyMac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
2.32%	06/25/37	[2]	1,560,019	1,029,681
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		321,676	319,975
IndyMac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		85,633	85,180
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		213,239	221,820
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
4.88%	05/25/37	[2]	570,645	516,116
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4
4.95%	09/15/30		1,443,511	1,486,345
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		276,120	289,638
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5
5.87%	04/15/40		158,657	170,174
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[2]	500,000	537,031
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
2.66%	01/25/34	[2]	333,051	329,930

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 33

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
2.75%	01/25/34	[2]	$716	$695
MASTR Asset Securitization Trust, Series 2002-8, Class 1A1
5.50%	12/25/17		1,538	1,581
MASTR Asset-Backed Securities Trust, Series 2006-AB1, Class A2
0.38%	02/25/36	[2]	1,392,289	1,357,784
MASTR Asset-Backed Securities Trust, Series 2006-HE1, Class A3
0.34%	01/25/36	[2]	1,401,634	1,380,028
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.56%	10/25/32	[2]	2,159	2,177
MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1
2.44%	10/25/32	[2]	22,355	22,708
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.33%	06/25/37	[2]	791,390	535,359
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
0.40%	06/25/37	[2]	1,462,468	956,817
Mid-State Trust, Series 11, Class A1
4.86%	07/15/38		1,088,256	1,169,055
Mid-State Trust, Series 2004-1, Class A
6.00%	08/15/37		576,859	608,430
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		791,767	953,532
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		565,548	617,747
Mid-State Trust, Series 2005-1, Class M2
7.08%	01/15/40		853,326	919,892
Morgan Stanley Capital I Trust, Series 2004-NC7, Class M2
1.08%	07/25/34	[2]	1,921,962	1,840,455
Morgan Stanley Capital I Trust, Series 2005-HE3, Class M3
0.95%	07/25/35	[2]	1,903,000	1,841,143
New Century Home Equity Loan Trust, Series 2005-3, Class M1
0.63%	07/25/35	[2]	1,800,131	1,793,305
Origen Manufactured Housing, Series 2004-A, Class M2
6.64%	01/15/35	[2]	434,570	477,853
Park Place Securities, Inc., Series 2004-WCW1, Class M2
0.83%	09/25/34	[2]	628,571	623,522
Park Place Securities, Inc., Series 2004-WWF1, Class M2
1.17%	12/25/34	[2]	1,072,863	1,062,240

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
RBSSP Resecuritization Trust, Series 2009-6, Class 11A4
0.57%	08/26/36	[2,3]	$2,397,118	$2,288,960
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class AI5 (STEP)
6.16%	08/25/32		2,220	2,002
Residential Asset Mortgage Products, Inc., Series 2003-RS1, Class AI5 (STEP)
6.19%	03/25/33		15,836	15,936
Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A41
8.00%	04/25/31		39,164	42,881
Residential Asset Securities Corp., Series 2004-IP2, Class 2A1
2.50%	12/25/34	[2]	61,563	62,898
Residential Funding Mortgage Securities II, Inc., Series 2001-HI3, Class AI7 (STEP)
7.56%	07/25/26		231,378	236,537
Residential Funding Mortgage Securities II, Inc., Series 2003-HS2, Class AI4 (STEP)
4.37%	07/25/33		6,547	6,535
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.42%	02/25/36	[2]	54,169	40,950
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.29%	12/25/36	[2]	794,242	780,640
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3
0.67%	12/25/35	[2]	2,702,377	2,631,239
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A
2.48%	10/25/34	[2]	2,318,840	2,248,900
Structured Asset Mortgage Investments II Trust, Series 2005-AR1, Class A1
0.64%	04/19/35	[2]	2,217,539	2,070,922
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A2
1.61%	02/25/36	[2]	1,085,234	939,597
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 22A1
1.91%	05/25/36	[2]	3,551,841	2,231,338
Structured Asset Securities Corp., Series 2005-WF2, Class A3
0.75%	05/25/35	[2]	2,416,948	2,418,427
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.96%	04/15/30	[2]	3,657	534
UCFC Home Equity Loan, Series 1998-D, Class MF1
6.90%	04/15/30		84,968	87,837

See accompanying notes to Schedule of Portfolio Investments.

34 / N-Q Report June 2014

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-OA2, Class 2A
0.82%	01/25/47	[2]	$1,445,172	$1,055,888
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.50%	01/25/33	[2]	15,079	15,368
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A3
0.93%	10/25/45	[2]	2,442,110	2,330,797
Wells Fargo Home Equity Trust, Series 2005-3, Class M1
0.56%	11/25/35	[2]	1,195,929	1,195,679

				77,565,311

U.S. Agency Mortgage-Backed — 16.05%
Fannie Mae Pool (TBA)
2.50%	07/25/27		1,570,000	1,595,267
3.00%	07/25/27		1,150,000	1,194,922
3.00%	07/25/43		7,840,000	7,747,515
3.50%	07/25/42		2,735,000	2,816,195
4.00%	07/25/41		9,070,000	9,628,372
Fannie Mae Pool 253974
7.00%	08/01/31		8,480	9,504
Fannie Mae Pool 254232
6.50%	03/01/22		14,446	16,299
Fannie Mae Pool 527247
7.00%	09/01/26		54	60
Fannie Mae Pool 545191
7.00%	09/01/31		4,825	5,401
Fannie Mae Pool 545646
7.00%	09/01/26		54	60
Fannie Mae Pool 549740
6.50%	10/01/27		18,296	20,666
Fannie Mae Pool 555284
7.50%	10/01/17		223	236
Fannie Mae Pool 606108
7.00%	03/01/31		929	968
Fannie Mae Pool 630599
7.00%	05/01/32		10,739	12,523
Fannie Mae Pool 655928
7.00%	08/01/32		6,186	7,183
Fannie Mae Pool 735207
7.00%	04/01/34		3,309	3,722
Fannie Mae Pool 735646
4.50%	07/01/20		6,223	6,613
Fannie Mae Pool 735686
6.50%	12/01/22		61,117	68,944
Fannie Mae Pool 735861
6.50%	09/01/33		174,138	201,046

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 764388
1.78%	03/01/34	[2]	$43,312	$46,336
Fannie Mae Pool 776708
5.00%	05/01/34		285,617	321,594
Fannie Mae Pool 817611
5.31%	11/01/35	[2]	31,889	34,399
Fannie Mae Pool 844773
5.26%	12/01/35	[2]	3,836	4,149
Fannie Mae Pool 889125
5.00%	12/01/21		314,166	334,481
Fannie Mae Pool 889184
5.50%	09/01/36		321,920	362,065
Fannie Mae Pool 890221
5.50%	12/01/33		484,657	548,360
Fannie Mae Pool 895606
5.81%	06/01/36	[2]	95,982	103,511
Fannie Mae Pool 918445
6.02%	05/01/37	[2]	9,831	10,602
Fannie Mae Pool 939419
1.80%	05/01/37	[2]	124,558	133,029
Fannie Mae Pool AB3685
4.00%	10/01/41		2,268,226	2,415,041
Fannie Mae Pool AE0605
4.67%	07/01/20		1,235,449	1,387,925
Fannie Mae Pool AJ0764
4.50%	09/01/41		835,026	904,699
Fannie Mae Pool AJ7696
4.50%	12/01/41		3,252,110	3,523,458
Fannie Mae Pool AL0209
4.50%	05/01/41		841,814	925,280
Fannie Mae Pool AL2602
2.65%	10/01/22		1,460,188	1,457,538
Fannie Mae Pool AL3306
2.46%	04/01/23		2,433,855	2,407,895
Fannie Mae Pool AL3366
2.44%	02/01/23		2,450,402	2,410,321
Fannie Mae Pool AL3400
2.54%	03/01/23		2,434,672	2,417,011
Fannie Mae Pool FN0005
3.38%	11/01/20		1,400,669	1,487,201
Fannie Mae Pool FN0007
3.46%	11/01/20		1,390,000	1,484,538
Fannie Mae Pool MA1561
3.00%	09/01/33		3,332,758	3,402,389
Fannie Mae Pool MA1582
3.50%	09/01/43		2,374,426	2,427,368
Fannie Mae Whole Loan, Series 2003-W6, Class 5T (IO)
0.55%	09/25/42	[2]	22,919,358	348,567

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 35

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Pool MA1608
3.50%	10/01/33		$3,640,759	$3,806,869
Fannie Mae, Series 1989-25, Class G
6.00%	06/25/19		1,994	2,139
Fannie Mae, Series 1992-116, Class B
6.50%	06/25/22		179	190
Fannie Mae, Series 1993-80, Class S
10.69%	05/25/23	[2]	10,786	12,175
Fannie Mae, Series 2001-52, Class YZ
6.50%	10/25/31		224,066	253,467
Fannie Mae, Series 2007-64, Class FA
0.62%	07/25/37	[2]	293,357	295,097
Fannie Mae, Series 2008-50, Class SA (IO)
5.90%	11/25/36	[2]	3,441,019	553,217
Fannie Mae, Series 2009-M1, Class A2
4.29%	07/25/19		101,000	111,250
Fannie Mae, Series 2012-M12, Class 1A
2.94%	08/25/22	[2]	2,043,280	2,089,161
Fannie Mae, Series 2012-M15, Class A
2.74%	10/25/22	[2]	1,609,310	1,619,494
Freddie Mac Gold Pool A25162
5.50%	05/01/34		403,039	452,238
Freddie Mac Gold Pool A33262
5.50%	02/01/35		88,399	100,898
Freddie Mac Gold Pool A68781
5.50%	10/01/37		19,717	22,204
Freddie Mac Gold Pool C03813
3.50%	04/01/42		1,851,059	1,905,578
Freddie Mac Gold Pool C90504
6.50%	12/01/21		1,689	1,905
Freddie Mac Gold Pool E01279
5.50%	01/01/18		1,672	1,776
Freddie Mac Gold Pool E90474
6.00%	07/01/17		3,088	3,220
Freddie Mac Gold Pool G01548
7.50%	07/01/32		611,464	741,202
Freddie Mac Gold Pool G01644
5.50%	02/01/34		260,309	292,508
Freddie Mac Gold Pool G02366
6.50%	10/01/36		193,707	217,823
Freddie Mac Gold Pool G11707
6.00%	03/01/20		3,400	3,624
Freddie Mac Gold Pool G12393
5.50%	10/01/21		267,063	289,411
Freddie Mac Gold Pool G12909
6.00%	11/01/22		358,189	395,192
Freddie Mac Gold Pool G13032
6.00%	09/01/22		225,764	248,308

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool J06246
5.50%	10/01/21		$113,017	$122,521
Freddie Mac Gold Pool Q05261
3.50%	12/01/41		1,190,417	1,227,897
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K004, Class A2
4.19%	08/25/19		3,385,000	3,743,251
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2
2.87%	12/25/21		2,040,000	2,099,452
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K018, Class A2
2.79%	01/25/22		2,235,000	2,285,939
Freddie Mac Pool Q20178
3.50%	07/01/43		1,636,595	1,689,949
Freddie Mac REMICS, Series 3460, Class SA (IO)
6.05%	06/15/38	[2]	3,559,508	497,727
Freddie Mac REMICS, Series 4030, Class HS (IO)
6.46%	04/15/42	[2]	3,393,182	594,404
Freddie Mac, Series 1602, Class SN
10.09%	10/15/23	[2]	14,590	19,919
Freddie Mac, Series 2174, Class PN
6.00%	07/15/29		89,286	97,689
Freddie Mac, Series K020, Class A2
2.37%	05/25/40		1,555,000	1,537,939
Ginnie Mae I Pool 782810
4.50%	11/15/39		1,890,966	2,062,224
Ginnie Mae II Pool (TBA)
3.00%	07/20/43		835,000	843,089
4.00%	07/20/44		1,905,000	2,039,243
Ginnie Mae II Pool 80968
1.62%	07/20/34	[2]	50,001	51,851
Ginnie Mae, Series 2004-8, Class SE
14.00%	11/26/23	[2]	77,253	96,309
Ginnie Mae, Series 2011-152, Class A
1.62%	07/16/33		2,254,087	2,259,464
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.52%	11/06/17	[2]	1,010,240	1,012,311
NCUA Guaranteed Notes, Series 2010-R2, Class 2A
0.62%	11/05/20	[2]	835,287	837,880
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.68%	03/09/21	[2]	768,734	773,908

See accompanying notes to Schedule of Portfolio Investments.

36 / N-Q Report June 2014

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2011-R2, Class 1A
0.55%	02/06/20	[2]	$893,770	$897,191

				90,442,356

Total Mortgage-Backed (Cost $183,317,354)				191,049,767

MUNICIPAL BONDS — 1.21%*

California — 0.40%
State of California, Taxable, Various Purpose, Series 3
5.95%	04/01/16		225,000	246,022
University of California, Floating Rate Notes, Series Y, Class 1
0.65%	07/01/41	[2]	2,000,000	2,003,060

				2,249,082

Illinois — 0.51%
State of Illinois, Build America Bonds
6.20%	07/01/21		600,000	676,782
State of Illinois, Taxable Bonds
4.95%	06/01/23		1,275,000	1,347,433
State of Illinois, Taxable Pension Bonds
4.35%	06/01/18		800,000	848,776

				2,872,991

New York — 0.13%
New York State Urban Development Corp., Series F
3.20%	03/15/22		700,000	719,992

Texas — 0.17%
City of Houston Texas, Taxable Pension Obligation, Series A
6.29%	03/01/32		790,000	980,785

Total Municipal Bonds (Cost $6,698,433)				6,822,850

U.S. AGENCY SECURITIES — 3.06%

U.S. Agency Securities — 3.06%
Federal Farm Credit Bank
0.14%	09/19/14	[2]	1,960,000	1,960,099
0.17%	09/14/16	[2]	2,460,000	2,460,673
0.20%	04/17/17	[2]	2,505,000	2,508,141
0.21%	02/27/17	[2]	2,415,000	2,418,635
Federal Home Loan Bank
0.22%	10/07/15	[2]	1,955,000	1,957,567
0.24%	01/21/15		4,340,000	4,340,022

Issues	Maturity Date		Principal Amount	Value

U.S. AGENCY SECURITIES (continued)
U.S. Agency Securities (continued)
Federal Home Loan Bank (STEP)
0.75%	05/26/28		$1,610,000	$1,601,941

Total U.S. Agency Securities (Cost $17,242,363)				17,247,078

U.S. TREASURY SECURITIES — 25.35%

U.S. Treasury Bonds — 0.28%
U.S. Treasury Bonds (Strip Principal)
0.00%	11/15/27	[6]	2,285,000	1,542,361

U.S. Treasury Notes — 25.07%
U.S. Treasury Notes
0.25%	05/15/15		8,340,000	8,351,076
0.25%	08/15/15		3,095,000	3,098,145
0.88%	05/15/17		4,015,000	4,020,645
1.50%	05/31/19		75,950,000	75,579,166
2.12%	01/31/21		2,555,000	2,567,775
2.50%	05/15/24		31,700,000	31,657,902
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.12%	04/15/17	[7]	2,555,000	2,759,750
0.50%	04/15/15	[7]	2,455,000	2,725,528
1.62%	01/15/15	[7]	1,130,000	1,426,555
2.00%	07/15/14	[7]	7,185,000	9,056,747

Total U.S. Treasury Securities (Cost $143,227,092)				142,785,650

Total Bonds – 90.77% (Cost $498,066,210)				511,347,585

Issues	Maturity Date		Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 12.80%
Commercial Paper — 1.88%
Macquarie Bank Ltd. (Australia)
0.21%[8]	08/27/14	[3,4]	5,275,000	5,273,498
National Rural Utilities Cooperative Finance Corp.
0.09%[8]	07/25/14		5,325,000	5,324,681

				10,598,179

Money Market Funds — 2.00%
Dreyfus Cash Advantage Fund
0.06%[9]			5,632,000	5,632,000

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 37

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS (continued)

Money Market Funds (continued)
DWS Money Market Series Institutional Funds
0.05%[9]		$5,632,000	$5,632,000

			11,264,000

U.S. Agency Discount Notes — 8.92%
Fannie Mae
0.08%[8]	07/16/14	7,800,000	7,799,854
Federal Home Loan Bank
0.04%[8]	07/18/14	10,000,000	9,999,787
0.06%[8]	08/15/14	10,000,000	9,999,625
0.06%[8]	08/08/14	5,300,000	5,299,775
0.06%[8]	08/22/14	4,900,000	4,899,788
0.07%[8]	07/23/14	6,400,000	6,399,941
0.08%[8]	07/11/14	5,835,000	5,834,968

			50,233,738

U.S. Treasury Bills — 0.00%
U.S. Treasury Bills
0.02%[8]	08/14/14	11,000	11,000

Total Short-Term Investments (Cost $72,105,871)			72,106,917

Total Investments – 103.57% (Cost $570,172,081)[1]			583,454,502

Liabilities in Excess of Other Assets – (3.57)%			(20,110,970)

Net Assets – 100.00%			$563,343,532

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)	Appreciation	Value

SWAPS: INTEREST RATE

The Fund pays a fixed rate equal to 2.48% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.

11/15/27	$–	$720	$25,073	$25,073

The Fund pays a fixed rate equal to 2.42% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.

11/15/27	–	725	32,085	32,085

	$–	$1,445	$57,158	$57,158

Expiration Date	Premiums (Received)	Notional Amount (000’s)	Appreciation	Value

SWAPTION: RATE FLOOR INFLATION

The Fund received a fixed payment equal to $13,685 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.

11/23/20	$(13,685)	$1,190	$12,852	$(833)

	$(13,685)	$1,190	$12,852	$(833)

Notes:

[1]	Cost for federal income tax purposes is $ 570,202,548 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$16,238,962
Gross unrealized depreciation	(2,987,008)

Net unrealized appreciation	$13,251,954

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2014.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.73% cash or 9.23% payment-in-kind interest.
[6]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2014.
[7]	Inflation protected security. Principal amount reflects original security face amount.
[8]	Represents annualized yield at date of purchase.
[9]	Represents the current yield as of June 30, 2014.
†	Fair valued security. The aggregate value of fair valued securities is $2,574,271, which is 0.46% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(AGM): Assurance Guaranty Municipal Corp.

(formerly known as FSA (Financial Security Assurance, Inc.))

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PIK): Payment in kind

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

38 / N-Q Report June 2014

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 95.97%
ASSET-BACKED SECURITIES — 6.12%**
Academic Loan Funding Trust, Series 2012-1A, Class A2
1.25%	12/27/44	[2,3]	$14,950,000	$15,232,041
Access Group, Inc., Series 2001, Class 2A1
0.59%	05/25/29	[2]	3,168,836	3,014,951
Access Group, Inc., Series 2004-1, Class A2
0.44%	09/26/33	[2]	77,500	76,281
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.46%	06/14/37	[2,3]	3,942,455	3,836,502
Ally Auto Receivables Trust, Series 2012-1, Class A3
0.93%	02/16/16		279,285	279,695
American Money Management Corp., Series 2013-12A, Class D1 (Cayman Islands)
3.97%	05/10/25	[2,3,4]	1,650,000	1,609,451
American Money Management Corp., Series 2014-14A, Class A1L
1.68%	07/27/26	2,3,†	24,865,000	24,813,798
AMURF, Series 2012, Class B
11.00%	12/17/17	2,3,5,†	12,056,840	12,056,792
ARES CLO Ltd., Series 2012-3A, Class E (Cayman Islands)
5.98%	01/17/24	[2,3,4]	500,000	486,874
ARES CLO Ltd., Series 2013-1A, Class E (Cayman Islands)
5.23%	04/15/25	[2,3,4]	475,000	434,542
ARES XXVI CLO Ltd., Series 2013-1A, Class A (Cayman Islands)
1.33%	04/15/25	[2,3,4]	15,000,000	14,843,175
Avery Point CLO Ltd., Series 2014-1A, Class A
1.75%	04/25/26	[2,3]	8,000,000	8,021,304
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15		1,629,205	1,634,083
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16		2,669,000	2,681,597
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E2
7.00%	03/20/17	†	5,240,000	5,187,611
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
0.45%	11/14/33	[2,3,4]	926,682	787,680
Babson CLO Ltd., Series 2013-IA, Class A (Cayman Islands)
1.33%	04/20/25	[2,3,4]	19,800,000	19,634,749
Babson CLO Ltd., Series 2013-IA, Class C (Cayman Islands)
2.93%	04/20/25	[2,3,4]	2,300,000	2,262,533

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Babson CLO Ltd., Series 2014-IA, Class D (Cayman Islands)
5.13%	07/12/25	[2,3,4]	$700,000	$658,602
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.52%	01/25/35	[2,3]	4,038,537	3,756,801
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
0.45%	04/25/35	[2,3]	9,126,921	8,532,640
Bayview Commercial Asset Trust, Series 2005-2A, Class A1
0.46%	08/25/35	[2,3]	25,677,943	23,358,531
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
0.38%	12/25/36	[2,3]	227,833	198,613
Bayview Commercial Asset Trust, Series 2007-1, Class A1
0.37%	03/25/37	[2,3]	9,594,513	8,579,891
Bayview Commercial Asset Trust, Series 2007-2A, Class A1
0.42%	07/25/37	[2,3]	15,714,895	13,446,002
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.39%	07/25/37	[2,3]	2,365,099	2,057,228
Beacon Container Finance LLC, Series 2012-1A, Class A
3.72%	09/20/27	[3]	14,247,195	14,675,754
BlueMountain CLO Ltd., Series 2012-2A, Class A1 (Cayman Islands)
1.65%	11/20/24	[2,3,4]	50,000,000	49,993,150
BlueMountain CLO Ltd., Series 2012-2A, Class C (Cayman Islands)
2.98%	11/20/24	[2,3,4]	125,000	121,967
BlueMountain CLO Ltd., Series 2014-1A, Class A (Cayman Islands)
1.74%	04/30/26	[2,3,4]	9,250,000	9,264,550
Brazos Higher Education Authority, Inc., Series 2003 I, Class A3
0.38%	09/26/22	[2]	47,578	47,380
Brazos Higher Education Authority, Inc., Series 2005-1, Class 1A4
0.42%	03/26/29	[2]	10,000,000	9,732,800
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.43%	02/25/35	[2]	13,355,000	13,804,211
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
1.03%	02/25/30	[2]	53,281	53,788
Brazos Higher Education Authority, Inc., Series 2011-1, Class A3
1.28%	11/25/33	[2]	16,050,000	16,323,952
Brazos Higher Education Authority, Inc., Series 2011-2, Class A2
1.08%	07/25/29	[2]	3,869,334	3,911,140

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 39

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.23%	10/27/36	[2]	$24,490,000	$24,932,302
Brazos Higher Education Authority, Inc., Series 2012-1, Class A1
0.85%	12/26/35	[2]	50,237	50,365
CAL Funding II Ltd., Series 2012-1A, Class A (Bermuda)
3.47%	10/25/27	[3,4]	208,333	209,642
Cent CLO LP, Series 2013-17A, Class D (Cayman Islands)
6.22%	01/30/25	[2,3,4]	805,000	804,471
Cent CLO LP, Series 2104-21A, Class A1B (Cayman Islands)
1.62%	07/27/26	[2,3,4]	49,675,000	49,560,300
CIFC Funding Ltd., Series 2012-2A, Class A1L (Cayman Islands)
1.63%	12/05/24	[2,3,4]	58,350,000	58,360,561
CIFC Funding Ltd., Series 2014-2A, Class A3L (Cayman Islands)
3.10%	05/26/26	[2,3,4]	1,800,000	1,760,371
CIT Education Loan Trust, Series 2007-1, Class A
0.32%	03/25/42	[2,3]	18,735,595	17,545,302
CIT Education Loan Trust, Series 2007-1, Class B
0.53%	06/25/42	[2,3]	25,961,832	24,147,691
College Loan Corp. Trust, Series 2005-2, Class B
0.72%	01/15/37	[2]	5,676,182	5,165,572
Columbus Nova CLO Ltd., Series 2007-2A, Class D
4.73%	10/15/21	[2,3]	375,000	375,125
Cronos Containers Program Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	05/18/27	[3,4]	18,406,250	18,436,317
Cronos Containers Program Ltd., Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27	[3,4]	2,701,875	2,736,400
Dryden Senior Loan Fund, Series 2012-23RA, Class DR (Cayman Islands)
6.23%	07/17/23	3,4,†	350,000	350,000
Dryden Senior Loan Fund, Series 2014-33A, Class B (Cayman Islands)
2.22%	07/15/26	[2,3,4]	4,000,000	4,009,908
Dryden XXIII Senior Loan Fund, Series 2012-23A, Class D (Cayman Islands)
6.23%	07/17/23	[2,3,4]	350,000	350,020
Dryden XXV Senior Loan Fund, Series 2012-25A, Class A (Cayman Islands)
1.61%	01/15/25	[2,3,4]	24,100,000	24,056,813

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Education Loan Asset-Backed Trust, Series 2013-1A, Class A2
0.95%	04/26/32	[2,3]	$9,150,000	$9,175,146
Educational Funding of the South, Inc., Series 2011-1, Class A2
0.88%	04/25/35	[2]	125,000	125,457
Educational Funding of the South, Inc., Series 2012-1, Class A
1.20%	03/25/36	[2]	35,526,672	36,258,280
EFS Volunteer No. 2 LLC
1.50%	03/25/36	[2,3]	685,000	702,799
Flatiron CLO Ltd.
1.61%	07/17/26	2,3,†	27,000,000	26,972,916
Ford Credit Auto Owner Trust, Series 2012-C, Class A4
0.79%	11/15/17		155,000	154,342
GCO Education Loan Funding Trust, Series 2006-1, Class A11L
0.46%	05/25/36	[2]	25,000,000	22,841,245
GE Business Loan Trust, Series 2004-1, Class A
0.44%	05/15/32	[2,3]	11,984,948	11,576,153
GE Business Loan Trust, Series 2004-2A, Class A
0.37%	12/15/32	[2,3]	9,472,469	9,101,304
GE Business Loan Trust, Series 2005-1A, Class A3
0.40%	06/15/33	[2,3]	11,027,757	10,557,098
GE Business Loan Trust, Series 2005-2A, Class A
0.39%	11/15/33	[2,3]	25,774,823	24,644,662
Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda)
0.40%	12/19/32	[2,3,4]	597,753	573,843
Goal Capital Funding Trust, Series 2005-2, Class B
0.76%	11/25/44	[2]	15,945,274	14,658,187
Goal Capital Funding Trust, Series 2006-1, Class A3
0.35%	11/25/26	[2]	36,968	36,663
Goal Capital Funding Trust, Series 2006-1, Class B
0.68%	08/25/42	[2]	4,573,020	4,203,578
GoldenTree Loan Opportunities V Ltd., Series 2007-5A, Class C (Cayman Islands)
2.23%	10/18/21	[2,3,4]	650,000	649,549
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A (Cayman Islands)
1.38%	04/25/25	[2,3,4]	25,000,000	24,765,450
GoldenTree Loan Opportunities VIII Ltd., Series 2014-8A, Class E (Cayman Islands)
4.74%	04/19/26	[2,3,4]	730,000	663,973

See accompanying notes to Schedule of Portfolio Investments.

40 / N-Q Report June 2014

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class C (Cayman Islands)
3.08%	12/20/24	[2,3,4]	$8,525,000	$8,290,494
Honda Auto Receivables Owner Trust, Series 2012-1, Class A4
0.97%	04/16/18		32,000	32,129
ING Investment Management CLO Ltd., Series 2013-3A, Class D (Cayman Islands)
4.74%	01/18/26	[2,3,4]	395,000	354,781
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[3]	1,061,768	1,105,744
LCM LP, Series 14A, Class D (Cayman Islands)
3.73%	07/15/25	[2,3,4]	750,000	727,169
LCM Ltd. Partnership, Series 16A, Class E (Cayman Islands)
4.86%	07/15/26	[2,3,4]	700,000	631,452
Limerock CLO, Series 2014-2A, Class E (Cayman Islands)
4.74%	04/18/26	[2,3,4]	705,000	626,592
National Collegiate Master Student Loan Trust I, Series 2002-2, Class AR10
3.65%	11/01/42	[2,3]	22,000,000	22,000,000
National Collegiate Student Loan Trust, Series 2006-1, Class A3
0.34%	05/25/26	[2]	8,397,959	8,336,893
National Collegiate Student Loan Trust, Series 2006-3, Class A3
0.30%	10/25/27	[2]	32,452,822	32,040,233
National Collegiate Student Loan Trust, Series 2006-4, Class A2
0.29%	12/27/27	[2]	2,771,001	2,752,708
National Collegiate Student Loan Trust, Series 2007-4, Class A2A3
3.65%	12/26/25	[2]	5,525,000	5,501,983
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B1
0.99%	02/25/36	2,3,†	10,125,000	7,846,840
Nelnet Student Loan Trust, Series 2008-3, Class A4
1.88%	11/25/24	[2]	2,520,000	2,650,023
Nelnet Student Loan Trust, Series 2014-5A, Class A
0.70%	07/25/41	[2,3]	148,350,000	148,588,369
Nissan Auto Receivables Owner Trust, Series 2012-B, Class A4
0.66%	12/17/18		85,000	84,603
Nomad CLO Ltd., Series 2013-1A, Class B (Cayman Islands)
3.18%	01/15/25	[2,3,4]	2,000,000	1,988,676
North Carolina State Education Authority, Series 2011-1, Class A3
1.14%	10/25/41	[2]	24,545,000	24,619,274

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Northstar Education Finance, Inc.
0.98%	01/29/46	[2]	$42,825,000	$42,724,068
Northwoods Capital Corp., Series 2014-11A, Class A (Cayman Islands)
1.83%	04/15/25	[2,3,4]	10,000,000	10,023,323
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.65%	11/20/23	[2,3,4]	11,950,000	11,952,115
Octagon Investment Partners XI Ltd., Series 2007-1X, Class A1B
0.49%	08/25/21	[3,5]	10,000,000	9,837,975
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class A (Cayman Islands)
1.75%	04/15/26	[2,3,4]	10,000,000	10,006,580
Pam Capital Funding LP, Series 1998-1A, Class B2 (Cayman Islands)
1.58%	11/01/14	2,3,4,6,†	299,799	59,960
Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A3
1.18%	10/01/37	[2]	16,950,000	17,197,980
Panthera Aviation, Series 2013-1
10.00%	01/25/22	2,3,5,†	19,225,000	19,224,918
Panthera Aviation, Series 2013-2
10.00%	03/20/24	2,3,5,†	34,417,817	34,417,674
Race Point CLO Ltd., Series 2012-7A, Class A (Cayman Islands)
1.66%	11/08/24	[2,3,4]	59,075,000	59,160,127
Red River CLO Ltd., Series 1A, Class A (Cayman Islands)
0.50%	07/27/18	[2,3,4]	10,049,581	10,000,188
Scholar Funding Trust, Series 2012-B, Class A2
1.25%	03/28/46	[2,3]	38,825,000	39,867,787
SLC Student Loan Trust I, Series 2002-2, Class B2
1.65%	07/01/42	[2,3]	25,050,000	19,317,658
SLC Student Loan Trust, Series 2005-3, Class B
0.48%	06/15/40		598,544	546,284
SLC Student Loan Trust, Series 2006-1, Class B
0.44%	03/15/39	[2]	160,361	143,165
SLC Student Loan Trust, Series 2008-1, Class A4A
1.83%	12/15/32	[2]	17,702,000	18,561,169
SLC Student Loan Trust, Series 2008-2, Class B
1.98%	09/15/22	[2]	4,015,000	4,002,124
SLM Student Loan Trust, Series 2003-11, Class A6
0.98%	12/15/25	[2,3]	14,605,000	14,609,203
SLM Student Loan Trust, Series 2004-1, Class A4
0.49%	10/27/25	[2]	2,810,000	2,769,887

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 41

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2004-8, Class B
0.69%	01/25/40	[2]	$2,056,082	$1,875,355
SLM Student Loan Trust, Series 2004-A, Class A3
0.63%	06/15/33	[2]	40,400,000	38,634,035
SLM Student Loan Trust, Series 2004-B, Class A3
0.56%	03/15/24	[2]	24,340,000	22,810,353
SLM Student Loan Trust, Series 2005-4, Class B
0.41%	07/25/40	[2]	14,319,158	12,869,128
SLM Student Loan Trust, Series 2005-5, Class A5
0.98%	10/25/40	[2]	60,000	59,523
SLM Student Loan Trust, Series 2005-A, Class A3
0.43%	06/15/23	[2]	2,500,000	2,419,420
SLM Student Loan Trust, Series 2005-A, Class A4
0.54%	12/15/38	[2]	9,280,000	8,730,067
SLM Student Loan Trust, Series 2005-B, Class A3
0.50%	12/15/23	[2]	28,785,000	27,973,062
SLM Student Loan Trust, Series 2006-2, Class A6
0.40%	01/25/41	[2]	42,655,000	39,523,995
SLM Student Loan Trust, Series 2006-8, Class A6
0.39%	01/25/41	[2]	32,855,000	29,888,867
SLM Student Loan Trust, Series 2006-9, Class A5
0.33%	01/26/26	[2]	8,350,000	8,202,126
SLM Student Loan Trust, Series 2007-1, Class A5
0.32%	01/26/26	[2]	9,550,000	9,340,917
SLM Student Loan Trust, Series 2007-3, Class A4
0.29%	01/25/22	[2]	7,585,000	7,371,558
SLM Student Loan Trust, Series 2007-6, Class B
1.08%	04/27/43	[2]	7,351,439	6,719,017
SLM Student Loan Trust, Series 2008-2, Class B
1.43%	01/25/29	[2]	38,909,000	35,728,820
SLM Student Loan Trust, Series 2008-3, Class A3
1.23%	10/25/21	[2]	40,000	40,909
SLM Student Loan Trust, Series 2008-3, Class B
1.43%	04/25/29	[2]	1,750,000	1,621,966
SLM Student Loan Trust, Series 2008-4, Class A4
1.88%	07/25/22	[2]	365,000	384,952

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-4, Class B
2.08%	04/25/29	[2]	$4,384,000	$4,385,652
SLM Student Loan Trust, Series 2008-5, Class A4
1.93%	07/25/23	[2]	245,000	257,284
SLM Student Loan Trust, Series 2008-5, Class B
2.08%	07/25/29	[2]	32,444,000	33,362,274
SLM Student Loan Trust, Series 2008-6, Class B
2.08%	07/25/29	[2]	31,779,000	31,784,622
SLM Student Loan Trust, Series 2008-7, Class B
2.08%	07/25/29	[2]	17,437,000	17,573,950
SLM Student Loan Trust, Series 2008-8, Class A4
1.73%	04/25/23	[2]	1,480,000	1,545,906
SLM Student Loan Trust, Series 2008-8, Class B
2.48%	10/25/29	[2]	560,000	584,065
SLM Student Loan Trust, Series 2008-9, Class B
2.48%	10/25/29	[2]	31,692,000	33,548,452
SLM Student Loan Trust, Series 2009-3, Class A
0.90%	01/25/45	[2,3]	59,278,724	59,724,144
South Carolina Student Loan Corp., Series A2
0.35%	12/01/20	[2]	49,704	49,205
0.35%	12/01/22	[2]	29,000,000	28,293,850
Spirit Master Funding LLC, Series 2014-1A, Class A1
5.05%	07/20/40	[3]	16,036,922	17,009,080
Spirit Master Funding LLC, Series 2014-2A, Class A
5.76%	03/20/42	[3]	8,172,155	9,035,298
Symphony CLO Ltd., Series 2012-9A, Class D (Cayman Islands)
4.48%	04/16/22	[2,3,4]	1,700,000	1,700,887
Symphony CLO XII Ltd., Series 2013-12A, Class D (Cayman Islands)
3.73%	10/15/25	[2,3,4]	2,000,000	1,933,442
TAL Advantage LLC, Series 2006-1, Class NOTE
0.34%	04/20/21	[2,3]	20,484,751	20,280,364
Trinity Rail Leasing LP, Series 2006-1A, Class A1
5.90%	05/14/36	[3]	6,286,387	6,911,756
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.29%	02/26/19	[2,3]	3,607,250	3,599,444
Triton Container Finance LLC, Series 2012-1A, Class A
4.21%	05/14/27	[3]	3,661,458	3,661,458

See accompanying notes to Schedule of Portfolio Investments.

42 / N-Q Report June 2014

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Vermont Student Assistance Corp., Student Loan Asset-Backed Notes, Series 2012-1, Class A
0.85%	07/28/34	[2]	$10,087,350	$10,124,824
Voya CLO Ltd., Series 2014-2A, Class A2 (Cayman Islands)
2.23%	07/17/26	[2,3,4]	250,000	250,619
Voya CLO Ltd., Series 2014-2A, Class D (Cayman Islands)
4.98%	07/17/26	[2,3,4]	700,000	635,025

Total Asset-Backed Securities (Cost $1,801,816,863)				1,858,968,283

BANK LOANS — 0.32%*
Communications — 0.05%
Intelsat Jackson Holdings SA, Term Loan B1, 1st Lien (Luxembourg)
0.38%	06/30/19	[2,4]	15,151,012	15,196,768

Electric — 0.06%
Topaz Power Holdings LLC, Term Loan, 1st Lien
0.62%	02/26/20	[2]	18,411,002	18,503,149

Energy — 0.05%
Alinta Energy Finance Pty Ltd., Term Loan B, 1st Lien
0.64%	08/13/19	[2]	10,759,345	10,950,969
Alinta Energy Finance Pty Ltd., Term Loan DD, 1st Lien
0.05%	08/13/18	[2]	709,201	721,832
Drillships Financing Holding, Term Loan B1, 1st Lien
0.60%	03/31/21	[2]	3,127,500	3,184,202

				14,857,003

Health Care — 0.09%
HCA, Inc., Term Loan B4
0.30%	05/01/18	[2]	15,818,611	15,860,609
Valeant Pharmaceuticals International, Inc., Term Loan (Canada)
0.38%	08/05/20	[2,4]	12,474,812	12,481,050

				28,341,659

Services — 0.07%
AABS Ltd. Loan, Series 2013-1, Class A (STEP) (Bermuda)
0.47%	01/15/38	2,4,†	18,698,379	19,305,783

Total Bank Loans
(Cost $94,676,540)				96,204,362

Issues	Maturity Date		Principal Amount	Value

CORPORATES — 14.31%*
Banking — 2.94%
Abbey National Treasury Services PLC/London (United Kingdom)
3.88%	11/10/14	[3,4]	$23,210,000	$23,497,015
Ally Financial, Inc.
2.43%	12/01/14	[2]	9,009,000	9,020,261
Bank of America Corp.
5.62%	07/01/20		36,593,000	42,152,209
5.75%	12/01/17		1,145,000	1,292,482
Bank of America N.A. (BKNT)
0.51%	06/15/16	[2]	16,945,000	16,854,016
0.53%	06/15/17	[2]	46,120,000	45,620,705
5.30%	03/15/17		30,625,000	33,703,854
6.00%	06/15/16		11,345,000	12,369,896
6.10%	06/15/17		76,491,000	86,345,997
Bank One Corp. (STEP)
8.53%	03/01/19		1,810,000	2,240,201
Barclays Bank PLC (United Kingdom)
5.00%	09/22/16	[4]	110,000	119,923
5.20%	07/10/14	[4]	12,079,000	12,089,931
Commonwealth Bank of Australia (Australia)
1.95%	03/16/15	[4]	16,600,000	16,787,331
Credit Suisse USA, Inc.
5.12%	08/15/15		15,000	15,776
Credit Suisse/New York (Switzerland)
6.00%	02/15/18	[4]	18,692,000	21,314,375
Credit Suisse/New York (YCD) (Switzerland)
0.47%	04/10/15	[2,4]	56,150,000	56,212,691
0.55%	08/24/15	[2,4]	105,983,000	105,952,265
Discover Bank/Greenwood DE (BKNT)
8.70%	11/18/19		3,676,000	4,662,691
First Chicago NBD Institutional Capital I
0.79%	02/01/27	[2]	5,455,000	4,783,353
HBOS PLC (United Kingdom)
6.00%	11/01/33	[3,4]	3,500,000	3,883,068
HBOS PLC, Series G (MTN) (United Kingdom)
6.75%	05/21/18	[3,4]	60,740,000	70,040,023
HSBC Bank PLC (United Kingdom)
3.10%	05/24/16	[3,4]	28,270,000	29,532,072
HSBC Holdings PLC (United Kingdom)
5.10%	04/05/21	[4]	23,495,000	26,835,483
JPMorgan Chase & Co.
4.25%	10/15/20		9,525,000	10,309,663
4.35%	08/15/21		12,540,000	13,591,341
4.50%	01/24/22		320,000	351,046
4.62%	05/10/21		51,300,000	56,457,389
6.30%	04/23/19		170,000	201,017
JPMorgan Chase Bank N.A.
0.56%	06/13/16	[2]	14,944,000	14,890,098

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 43

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Banking (continued)
JPMorgan Chase Bank N.A. (BKNT)
5.88%	06/13/16		$5,040,000	$5,516,769
6.00%	07/05/17		1,678,000	1,903,523
6.00%	10/01/17		47,957,000	54,590,460
M&T Capital Trust III
9.25%	02/01/27		10,200,000	10,369,208
Macquarie Bank Ltd. (Australia)
6.62%	04/07/21	[3,4]	800,000	919,640
7.30%	08/01/14	[3,4]	9,175,000	9,222,994
National Australia Bank/New York (MTN) (Australia)
2.75%	03/09/17	[4]	56,825,000	59,228,980
National Capital Trust II
5.49%	12/29/49	[2,3]	2,717,000	2,771,829
Royal Bank of Scotland PLC (United Kingdom)
2.55%	09/18/15	[4]	13,780,000	14,041,544
Wachovia Corp.
0.56%	10/28/15	[2]	13,165,000	13,193,976
Wells Fargo & Co.
1.50%	01/16/18		220,000	219,813

				893,104,908

Communications — 0.42%
Cablevision Systems Corp.
8.62%	09/15/17		913,000	1,064,786
CCO Holdings LLC/CCO Holdings Capital Corp. (WI)
8.12%	04/30/20		15,194,000	16,599,445
Intelsat Jackson Holdings SA (Luxembourg)
7.25%	10/15/20	[4]	11,205,000	12,157,425
Sprint Nextel Corp.
9.00%	11/15/18	[3]	26,230,000	31,902,238
Verizon Communications, Inc.
5.15%	09/15/23		7,650,000	8,545,207
Verizon Communications, Inc., Series FRN
0.63%	06/09/17	[2]	56,035,000	56,140,458
Windstream Corp. (WI)
8.12%	09/01/18		2,730,000	2,866,500

				129,276,059

Consumer Discretionary — 0.03%
Anheuser-Busch Inbev Finance, Inc.
3.70%	02/01/24		1,250,000	1,285,466
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (WI)
5.75%	10/15/20		6,650,000	7,024,063

				8,309,529

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Electric — 1.27%
Alabama Power Capital Trust V
3.33%	10/01/42	[2]	$290,000	$272,763
Cleco Power LLC
6.65%	06/15/18		17,887,000	20,930,634
Coso Geothermal Power Holdings
7.00%	07/15/26	[3]	13,954,752	10,535,838
DPL, Inc.
6.50%	10/15/16		14,080,000	15,312,000
7.25%	10/15/21		18,881,000	20,863,505
Duquesne Light Holdings, Inc.
6.25%	08/15/35		42,000	49,277
Dynegy Escrow Holdings
0.00%	01/01/50	6,7,†	54,205,000	–
Entergy Gulf States Louisiana LLC (WI)
6.00%	05/01/18		17,500,000	20,155,275
FirstEnergy Corp., Series C
7.38%	11/15/31		11,045,000	13,087,353
FirstEnergy Transmission LLC
4.35%	01/15/25	[3]	11,230,000	11,359,986
FPL Energy National Wind Portfolio LLC
6.12%	03/25/19	[3]	26,002	25,709
FPL Energy Wind Funding LLC
6.88%	06/27/17	[3]	315,137	312,379
GenOn Americas Generation LLC
8.50%	10/01/21		10,932,000	11,451,270
9.12%	05/01/31		4,184,000	4,319,980
Homer City Generation LP (PIK)
8.14%	10/01/19	[8]	17,906,740	19,204,979
8.73%	10/01/26	[9]	45,059,199	48,438,639
Ipalco Enterprises, Inc.
7.25%	04/01/16	[3]	9,450,000	10,339,410
Jersey Central Power & Light Co.
4.70%	04/01/24	[3]	7,288,000	7,810,863
Kansas City Power & Light Co.
6.38%	03/01/18		4,320,000	4,990,213
Metropolitan Edison Co.
3.50%	03/15/23	[3]	11,725,000	11,641,546
4.00%	04/15/25	[3]	9,850,000	9,979,584
Mirant Mid Atlantic Pass-Through Trust, Series B
9.12%	06/30/17		14,373,207	15,469,164
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		8,836,850	9,963,549
Nevada Power Co.
5.45%	05/15/41		600,000	722,861
Oncor Electric Delivery Co. LLC
5.25%	09/30/40		9,938,000	11,553,637
5.30%	06/01/42		24,358,000	28,760,538

See accompanying notes to Schedule of Portfolio Investments.

44 / N-Q Report June 2014

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Electric (continued)
PNM Resources, Inc.
9.25%	05/15/15		$15,387,000	$16,560,413
Public Service Co. of New Hampshire
6.00%	05/01/18		5,000,000	5,716,975
Public Service Co. of New Mexico
5.35%	10/01/21		5,320,000	5,837,359
7.95%	05/15/18		41,187,000	49,657,401
PVNGS II Funding Corp., Inc.
8.00%	12/30/15		543,000	565,514
Tucson Electric Power
3.85%	03/15/23		85,000	86,184

				385,974,798

Energy — 1.60%
Arch Coal, Inc.
7.00%	06/15/19		14,345,000	10,938,063
El Paso Pipeline Partners
4.10%	11/15/15		46,175,000	48,267,328
5.00%	10/01/21		2,000,000	2,196,494
Energy Transfer Partners LP
3.24%	11/01/66	[2]	75,433,000	70,077,257
Newfield Exploration Co.
5.62%	07/01/24		51,020,000	56,440,875
Panhandle Eastern Pipeline Co. LP
8.12%	06/01/19		2,392,000	2,912,051
Petrobras Global Finance BV (Netherlands)
1.85%	05/20/16	[2,4]	16,970,000	16,977,720
Plains Exploration & Production Co.
6.12%	06/15/19		7,915,000	8,780,703
6.50%	11/15/20		11,000,000	12,302,813
6.75%	02/01/22		17,555,000	19,726,568
6.88%	02/15/23		27,775,000	32,635,625
Ruby Pipeline LLC
6.00%	04/01/22	[3]	51,505,000	57,553,358
Sabine Pass Liquefaction LLC
5.62%	04/15/23	[3]	20,000,000	20,950,000
5.75%	05/15/24	[3]	25,000,000	26,250,000
Sabine Pass LNG LP
7.50%	11/30/16		32,152,000	35,527,960
7.50%	11/30/16	[3]	19,273,000	20,718,475
Tennessee Gas Pipeline Co. LLC
7.62%	04/01/37		40,000	55,458
8.00%	02/01/16		25,955,000	28,981,223
8.38%	06/15/32		5,224,000	7,280,050
Trans-Canada Pipelines Ltd. (Canada)
6.35%	05/15/67	[2,4]	85,000	88,719
Weatherford International Ltd. (Switzerland)
4.50%	04/15/22	[4]	220,000	234,291

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Energy (continued)
Williams Cos., Inc.
7.88%	09/01/21		$5,881,000	$7,311,859

				486,206,890

Finance — 4.05%
Alta Wind Holdings LLC
7.00%	06/30/35	[3]	14,173,982	16,235,127
Astoria Depositor Corp.
8.14%	05/01/21	[3]	47,522,000	50,373,320
Bear Stearns Cos. LLC
4.65%	07/02/18		4,330,000	4,766,844
7.25%	02/01/18		6,875,000	8,188,359
Chase Capital II, Series B
0.72%	02/01/27	[2]	29,235,000	25,562,353
Chase Capital III, Series C
0.78%	03/01/27	[2]	5,900,000	5,192,000
Chase Capital VI
0.85%	08/01/28	[2]	17,175,000	15,028,125
CIT Group, Inc.
4.25%	08/15/17		8,708,000	9,121,630
6.62%	04/01/18	[3]	6,385,000	7,199,087
Citigroup Capital III
7.62%	12/01/36		7,438,000	9,225,909
Citigroup, Inc.
0.50%	11/05/14	[2]	14,309,000	14,316,112
0.78%	08/25/36	[2]	61,134,000	48,737,737
1.19%	07/25/16	[2]	36,535,000	36,943,921
1.30%	11/15/16		5,625,000	5,640,606
1.75%	05/01/18		17,650,000	17,532,628
2.50%	09/26/18		8,500,000	8,636,817
4.50%	01/14/22		210,000	228,723
4.59%	12/15/15		4,650,000	4,903,513
5.30%	01/07/16		23,609,000	25,198,263
5.38%	08/09/20		8,425,000	9,667,275
5.50%	10/15/14		72,000	73,045
5.85%	08/02/16		155,000	169,926
6.00%	08/15/17		28,913,000	32,749,437
6.12%	11/21/17		10,055,000	11,509,305
6.38%	08/12/14		3,950,000	3,976,363
Countrywide Capital III, Series B
8.05%	06/15/27		3,000,000	3,734,943
Discover Financial Services
3.85%	11/21/22		10,899,000	11,116,435
5.20%	04/27/22		4,515,000	5,019,068
Ford Motor Credit Co. LLC
1.70%	05/09/16		9,225,000	9,345,473
2.75%	05/15/15		7,425,000	7,569,179
3.88%	01/15/15		26,042,000	26,512,084
7.00%	04/15/15		31,214,000	32,794,808

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 45

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Finance (continued)
Ford Motor Credit Co. LLC, Series FRN
1.47%	05/09/16	[2]	$10,525,000	$10,680,827
General Electric Capital Corp.
4.62%	01/07/21		20,325,000	22,664,753
5.62%	05/01/18		295,000	337,787
General Electric Capital Corp. (MTN)
0.60%	05/05/26	[2]	57,410,000	53,158,557
0.70%	08/15/36	[2]	13,220,000	11,257,142
4.38%	09/16/20		30,715,000	33,948,303
5.00%	01/08/16		250,000	266,624
5.38%	10/20/16		3,700,000	4,077,294
General Electric Capital Corp., Series A (MTN)
6.75%	03/15/32		13,915,000	18,408,140
General Electric Capital Corp., Series G (MTN)
3.10%	01/09/23		17,035,000	16,932,688
6.15%	08/07/37		14,393,000	17,937,679
Goldman Sachs Group, Inc.
0.68%	03/22/16	[2]	1,325,000	1,325,710
2.38%	01/22/18		18,810,000	19,147,967
3.62%	02/07/16		11,605,000	12,107,139
5.00%	10/01/14		50,000	50,577
5.25%	07/27/21		11,445,000	12,825,171
5.75%	10/01/16		3,600,000	3,965,760
5.95%	01/18/18		7,015,000	7,975,845
6.00%	06/15/20		9,510,000	11,104,689
6.15%	04/01/18		31,176,000	35,783,626
6.75%	10/01/37		500,000	603,429
7.50%	02/15/19		7,405,000	9,045,800
Goldman Sachs Group, Inc. (MTN)
1.83%	11/29/23	[2]	21,935,000	22,549,563
3.85%	07/08/24		6,450,000	6,441,486
International Lease Finance Corp.
6.50%	09/01/14	[3]	32,080,000	32,400,800
6.75%	09/01/16	[3]	41,450,000	45,856,135
JPMorgan Chase Capital XIII, Series M
1.18%	09/30/34	[2]	4,238,000	3,623,490
JPMorgan Chase Capital XXI, Series U
1.17%	02/02/37	[2]	63,900,000	53,356,500
JPMorgan Chase Capital XXIII
1.22%	05/15/47	[2]	67,309,000	54,352,018
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	5,800,000	6,351,000
8.95%	05/18/17	[2]	5,990,000	6,603,975
9.57%	06/06/17	[2]	12,113,000	13,582,307
Morgan Stanley
0.71%	10/15/15	[2]	5,730,000	5,743,637
3.80%	04/29/16		9,140,000	9,616,093

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Finance (continued)
4.20%	11/20/14		$8,625,000	$8,754,875
5.50%	07/24/20		32,400,000	37,301,472
7.30%	05/13/19		205,000	250,927
Morgan Stanley (MTN)
0.68%	10/18/16	[2]	20,365,000	20,372,403
5.62%	09/23/19		600,000	691,179
5.75%	10/18/16		8,550,000	9,426,396
5.95%	12/28/17		125,000	142,422
6.25%	08/28/17		12,950,000	14,742,960
6.62%	04/01/18		8,180,000	9,570,281
Morgan Stanley, Series G (MTN)
5.45%	01/09/17		100,000	110,218
Pipeline Funding Co. LLC
7.50%	01/15/30	[3]	18,725,000	23,646,087
Prudential Holdings LLC
8.70%	12/18/23	[3]	14,885,486	19,184,733
Raymond James Financial, Inc.
8.60%	08/15/19		8,453,000	10,685,970
Reckson Operating Partnership LP
5.00%	08/15/18		14,845,000	16,178,518
Woodbourne Capital Trust I
2.65%	04/29/49	[2,3,6]	900,000	495,000
Woodbourne Capital Trust II
2.65%	04/08/49	[2,3,6]	925,000	508,750
Woodbourne Capital Trust III
2.65%	04/08/49	[2,3,6]	1,525,000	838,750
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	23,561,000	25,475,331

				1,229,727,198

Health Care — 0.43%
Catholic Health Initiatives
2.95%	11/01/22		7,655,000	7,384,641
CHS/Community Health Systems, Inc.
5.12%	08/15/18		3,725,000	3,915,906
7.12%	07/15/20		2,850,000	3,102,937
8.00%	11/15/19		13,050,000	14,355,000
HCA, Inc.
5.88%	03/15/22		4,921,000	5,345,436
7.25%	09/15/20		44,280,000	47,545,650
North Shore Long Island Jewish Health Care, Inc.
4.80%	11/01/42		40,000	39,239
6.15%	11/01/43		27,975,000	33,608,822
NYU Hospitals Center, Series 13-A
5.75%	07/01/43		6,040,000	6,986,057
Tenet Healthcare Corp.
4.50%	04/01/21		4,240,000	4,314,200

See accompanying notes to Schedule of Portfolio Investments.

46 / N-Q Report June 2014

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Health Care (continued)
Valeant Pharmaceuticals International, Inc. (Canada)
7.25%	07/15/22	[3,4]	$3,000,000	$3,277,500

				129,875,388

Industrials — 0.18%
General Electric Co.
5.25%	12/06/17		17,228,000	19,452,841
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.90%	03/22/23	[3,4]	10,000,000	10,191,580
5.12%	02/22/21	[3,4]	23,825,000	26,484,918

				56,129,339

Information Technology — 0.00%
Oracle Corp.
3.75%	07/08/14		230,000	230,118

Insurance — 0.77%
Berkshire Hathaway, Inc.
4.50%	02/11/43		16,870,000	17,408,505
Farmers Exchange Capital
7.05%	07/15/28	[3]	4,637,000	5,975,179
7.20%	07/15/48	[3]	18,265,000	22,860,777
Farmers Exchange Capital II
6.15%	11/01/53	[2,3]	58,200,000	65,837,179
MetLife, Inc.
5.00%	06/15/15		250,000	261,118
Metropolitan Life Global Funding I
1.50%	01/10/18	[3]	39,800,000	39,647,628
1.88%	06/22/18	[3]	23,650,000	23,624,359
3.88%	04/11/22	[3]	18,675,000	19,811,654
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	12,949,000	13,240,353
Pricoa Global Funding I
1.60%	05/29/18	[3]	24,825,000	24,670,988

				233,337,740

Materials — 0.08%
ArcelorMittal (Luxembourg)
5.75%	08/05/20	[4]	140,000	151,025
Barrick Gold Corp. (WI)(Canada)
4.10%	05/01/23	[4]	1,215,000	1,212,182
Barrick NA Finance LLC
5.75%	05/01/43		18,130,000	18,849,626
Barrick North America Finance LLC
4.40%	05/30/21		5,000,000	5,236,045

				25,448,878

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Real Estate Investment Trust (REIT) — 1.71%
Alexandria Real Estate Equities, Inc.
4.60%	04/01/22		$6,625,000	$7,022,022
Arc Properties Operating Partnership LP/ Clark Acquisition LLC
2.00%	02/06/17	[3]	15,410,000	15,476,784
Avalonbay Communities, Inc., (MTN)
3.95%	01/15/21		7,245,000	7,703,183
Camden Property Trust
4.62%	06/15/21		600,000	656,986
ERP Operating LP
5.12%	03/15/16		70,000	75,155
5.75%	06/15/17		100,000	112,943
Essex Portfolio LP
5.50%	03/15/17	[3]	100,000	110,835
First Industrial LP (MTN)
7.50%	12/01/17		80,000	93,798
HCP, Inc.
2.62%	02/01/20		63,120,000	63,233,423
3.15%	08/01/22		2,850,000	2,817,666
3.75%	02/01/19		7,907,000	8,437,848
4.25%	11/15/23		7,539,000	7,845,646
5.38%	02/01/21		20,035,000	22,828,908
5.62%	05/01/17		1,508,000	1,687,239
6.00%	01/30/17		16,320,000	18,280,244
7.07%	06/08/15		125,000	132,671
HCP, Inc. (MTN)
6.30%	09/15/16		27,844,000	31,014,179
Health Care REIT, Inc.
3.75%	03/15/23		5,820,000	5,848,879
4.12%	04/01/19		19,500,000	20,926,850
4.70%	09/15/17		28,088,000	30,749,141
4.95%	01/15/21		16,142,000	17,854,507
5.25%	01/15/22		28,070,000	31,433,998
6.12%	04/15/20		7,275,000	8,467,816
6.50%	03/15/41		13,430,000	17,048,911
Healthcare Realty Trust, Inc.
5.75%	01/15/21		21,375,000	24,200,465
6.50%	01/17/17		380,000	427,495
Highwoods Realty LP
7.50%	04/15/18		6,810,000	8,074,481
Nationwide Health Properties, Inc.
6.00%	05/20/15		22,580,000	23,626,244
Post Apartment Homes LP
4.75%	10/15/17		21,885,000	24,031,087
Simon Property Group LP
6.12%	05/30/18		1,290,000	1,502,178
SL Green Realty Corp./SL Green Operating Partnership
7.75%	03/15/20		38,473,000	46,609,562

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 47

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
UDR, Inc. (MTN)
5.25%	01/15/15		$200,000	$205,040
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18		60,000	60,544
2.70%	04/01/20		4,315,000	4,300,165
4.75%	06/01/21		10,925,000	11,991,858
WEA Finance LLC
4.62%	05/10/21	[3]	14,297,000	16,423,236
7.12%	04/15/18	[3]	31,093,000	37,848,887
WEA Finance LLC/WT Finance Aust Pty Ltd.
6.75%	09/02/19	[3]	30,000	37,391

				519,198,265

Transportation — 0.83%
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		3,999,793	4,349,775
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%	07/15/25	[3]	23,155,231	23,690,695
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23	[3]	78,384,092	85,242,700
Autopistas Metropolitanas de Puerto Rico LLC
6.75%	06/30/35	[3]	3,315,000	2,955,992
Continental Airlines 1999-2 Class C-2 Pass-Through Trust, Series AMBC
6.24%	03/15/20		94,256	102,739
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		1,978,504	2,136,785
Continental Airlines Pass-Through Trust, Series 1999, Class C2
7.26%	03/15/20		2,590,569	2,941,915
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.54%	08/02/20		68,590	76,970
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		2,282,487	2,476,498
Continental Airlines Pass-Through Trust, Series 2009, Class A2
7.25%	11/10/19		6,545,630	7,678,842
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		43,213,928	50,938,418
JetBlue Airways Pass-Through Trust, Series 2004, Class G2
0.67%	11/15/16	[2]	13,575,000	13,255,987

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Transportation (continued)
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A-1
7.04%	04/01/22		$929,773	$1,101,781
UAL Pass-Through Trust, Series 2009-1
10.40%	11/01/16		35,416	40,197
UAL Pass-Through Trust, Series 2009-2A
9.75%	01/15/17		12,890,913	14,727,868
US Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		18,444,664	20,980,805
US Airways Pass-Through Trust, Series 2011-1, Class A
7.12%	10/22/23		4,951,010	5,836,003
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		11,125,186	12,661,853

				251,195,823

Total Corporates (Cost $4,048,086,786)				4,348,014,933

FOREIGN GOVERNMENT OBLIGATIONS — 0.26%

Foreign Government Obligations — 0.26%
Kommunalbanken AS (Norway)
1.12%	05/23/18	[3,4]	81,650,000	80,733,914

Total Foreign Government Obligations (Cost $81,488,725)
MORTGAGE-BACKED — 43.86%**
Commercial Mortgage-Backed — 4.09%
Banc of America Large Loan, Inc., Series 2010-UB4, Class A4A
4.93%	12/20/41	[2,3]	4,880,941	4,982,709
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A4
5.37%	07/10/45	[2]	6,800,000	6,856,906
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.35%	09/10/47	[2]	65,251,000	68,279,690
Bayview Commercial Asset Trust, Series 2004-2, Class A
0.58%	08/25/34	[2,3]	709,879	669,953
Bayview Commercial Asset Trust, Series 2005-3A, Class A1
0.47%	11/25/35	[2,3]	27,507	24,654
Bayview Commercial Asset Trust, Series 2006-3A, Class A1
0.40%	10/25/36	[2,3]	4,906,585	4,340,346
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class AF3
5.50%	12/28/35	[2]	526,844	533,485

See accompanying notes to Schedule of Portfolio Investments.

48 / N-Q Report June 2014

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class A4A
5.29%	10/12/42	[2]	$40,390,000	$42,163,682
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4
5.76%	04/12/38	[2]	20,868,240	22,187,489
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class A1A
5.36%	02/15/40		21,692,134	23,311,614
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class A1A
5.53%	01/15/49	[2]	41,095,560	44,497,163
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A1A
5.57%	09/15/40	[2]	65,867,305	71,425,452
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21	[2,3]	29,480,000	32,650,854
DBRR Trust, Series 2011-LC2, Class A4C
4.54%	07/12/44	[2,3]	1,227,782	1,314,568
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2
3.64%	08/10/44		48,755,000	51,220,711
GE Business Loan Trust, Series 2003-2A, Class A
0.52%	11/15/31	[2,3]	17,615	16,751
GE Capital Commercial Mortgage Corp. Trust, Series 2005-C1, Class A5
4.77%	06/10/48	[2]	43,490,000	44,180,739
GE Commercial Mortgage Corp. Trust, Series 2005-C4, Class A4
5.49%	11/10/45	[2]	20,000,000	20,956,200
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class X (IO)
1.23%	05/15/35	[2,6]	8,782,649	256,418
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44	[2]	107,315,000	114,193,575
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4
4.90%	09/12/37		2,920,000	3,006,949
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4
5.40%	12/15/44	[2]	13,500,000	14,128,141
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3S
5.24%	05/15/47	[3]	2,322,264	2,334,535

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2010-C1, Class A1
3.85%	06/15/43	[3]	$9,515,249	$9,722,943
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4
5.42%	01/12/43	[2]	20,000,000	20,986,070
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A
6.04%	07/15/44	[2]	33,580,135	37,284,024
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A1A
5.39%	02/15/40		122,713,529	134,152,780
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 2A3
5.62%	03/25/37	[2,3]	11,648,888	11,869,423
Merrill Lynch Mortgage Investors, Inc., Series 2005-LC1, Class A4
5.29%	01/12/44	[2]	501,727	527,606
Merrill Lynch Mortgage Investors, Inc., Series 2005-MCP1, Class ASB
4.67%	06/12/43	[2]	687	687
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class ASB
5.13%	12/12/49	[2]	10,569,845	10,913,947
Morgan Stanley Capital I Trust, Series 2001-C3, Class A2
3.22%	08/15/49		15,569,749	16,222,137
Morgan Stanley Capital I Trust, Series 2006-HQ8, Class A4
5.60%	03/12/44	[2]	26,417,900	27,791,602
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4
5.33%	12/15/43		82,427	88,885
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4
5.16%	10/12/52	[2]	35,975,000	37,679,657
Morgan Stanley Capital I Trust, Series 2006-T23, Class A4
5.98%	08/12/41	[2]	44,680,000	48,524,580
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A3
5.77%	04/12/49	[2]	37,055,000	38,229,755
Morgan Stanley Capital I Trust, Series 2011-C3, Class A4
4.12%	08/15/49		13,563,000	14,601,288
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		52,205,000	52,223,689
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2
3.79%	02/15/44	[3]	34,000,000	35,280,632

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 49

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2
3.24%	03/15/44	[3]	$36,434,000	$37,849,880
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		62,612,000	65,901,415
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A2
3.43%	06/15/45		68,158,000	70,304,125

				1,243,687,709

Non-Agency Mortgage-Backed — 13.80%
Aames Mortgage Trust, Series 2002-1, Class A3 (STEP)
6.48%	06/25/32		69,156	67,522
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
0.37%	02/25/37	[2]	46,125,000	37,778,603
ACE Securities Corp., Series 2006-ASP1, Class A1
0.39%	12/25/35	[2]	11,554,610	11,397,259
ACE Securities Corp., Series 2006-HE3, Class A2C
0.30%	06/25/36	[2]	4,469,481	3,008,202
Adjustable Rate Mortgage Trust, Series 2005-10, Class 6A1
0.69%	01/25/36	[2]	576,632	531,371
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
0.38%	09/25/35	[2]	5,052,329	4,858,335
Aegis Asset-Backed Securities Trust, Series 2005-5, Class 1A3
0.42%	12/25/35	[2]	7,176,208	7,060,657
American Home Mortgage Assets, Series 2007-4, Class A2
0.34%	08/25/37	[2]	5,584,374	5,437,488
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1
0.35%	03/25/46	[2]	2,772,492	2,260,233
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C
0.34%	05/25/47	[2]	94,471,129	68,635,354
Ameriquest Mortgage Securities, Inc., Series 2005-R6, Class A2
0.35%	08/25/35	[2]	12,797	12,743
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.57%	10/25/27		111,371	114,916
Argent Securities, Inc., Series 2004-W6, Class AV2
0.60%	05/25/34	[2]	18,496,542	17,698,879

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Argent Securities, Inc., Series 2005-W2, Class A2B1
0.35%	10/25/35	[2]	$17,370	$17,202
Asset-Backed Funding Certificates, Series 2006-OPT3, Class A3B
0.31%	11/25/36	[2]	14,422,729	7,975,726
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B
1.15%	06/25/37	[2]	37,874,146	25,536,775
Asset-Backed Securities Corp. Home Equity, Series 2005-HE6, Class M2
0.66%	07/25/35	[2]	50,519	50,074
Asset-Backed Securities Corp. Home Equity, Series 2006-HE6, Class A5
0.38%	11/25/36	[2]	18,411,000	11,782,038
Banc of America Alternative Loan Trust, Series 2003-2, Class CB4
5.50%	04/25/33		1,811,943	1,869,961
Banc of America Funding Corp., Series 2003-2, Class 1A1
6.50%	06/25/32		37,583	39,840
Banc of America Funding Corp., Series 2006-E, Class 2A1
2.70%	06/20/36	[2]	238,078	203,032
Banc of America Funding Corp., Series 2006-G, Class 2A3
0.32%	07/20/36	[2]	16,005,482	16,003,706
Banc of America Funding Corp., Series 2006-H, Class 3A1
2.88%	09/20/46	[2]	4,389,437	3,573,432
Banc of America Mortgage Securities, Inc., Series 2003-1, Class ASS 3A1
2.79%	10/25/33	[2]	2,734,598	2,802,833
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1
2.62%	07/25/34	[2]	146,152	148,284
Banc of America Mortgage Securities, Inc., Series 2005-C, Class 2A2
2.70%	04/25/35	[2]	1,534,276	1,392,372
Banc of America Mortgage Securities, Inc., Series 2006-2, Class A2
6.00%	07/25/46	[2]	528,035	515,212
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A24
6.00%	03/25/37		2,859,774	2,697,334
Banc of America Mortgage Securities, Inc., Series 2007-3, Class 1A1
6.00%	09/25/37		1,456,734	1,350,575
Banco de Credito Y Securitizacion SA, Series 2001-1, Class AF (Argentina)
8.00%	06/30/20	[3,4,6]	8,000	640

See accompanying notes to Schedule of Portfolio Investments.

50 / N-Q Report June 2014

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2011-RR3, Class 1A5
2.70%	05/27/37	[2,3]	$16,072,385	$16,086,721
BCAP LLC Trust, Series 2007-AA1, Class 2A1
0.33%	03/25/37	[2]	1,578,104	1,318,628
BCAP LLC Trust, Series 2007-AA2, Class 2A5
6.00%	04/25/37		637,947	557,985
BCAP LLC Trust, Series 2009-RR10, Class 7A1
2.43%	10/26/35	[2,3]	13,831,779	14,254,008
BCAP LLC Trust, Series 2010-RR11, Class 3A2
2.40%	06/27/36	[2,3]	7,022,355	7,047,123
BCAP LLC Trust, Series 2011-RR2, Class 3A6
2.71%	11/21/35	[2,3]	21,948,301	20,414,745
BCAP LLC Trust, Series 2011-RR3, Class 5A3
2.90%	11/27/37	[2,3]	13,385,304	12,983,550
BCAP LLC Trust, Series 2011-RR4, Class 1A3
3.09%	03/26/36	[2,3]	18,871,223	18,384,893
BCAP LLC Trust, Series 2011-RR5, Class 1A3
2.53%	03/26/37	[2,3]	1,358,248	1,338,936
BCAP LLC Trust, Series 2011-RR5, Class 2A3
2.84%	06/26/37	[2,3]	7,951,793	8,029,323
Bear Stearns ALT-A Trust, Series 2006-3, Class 1A1
0.53%	05/25/36	[2]	3,202,604	2,358,664
Bear Stearns ALT-A Trust, Series 2006-4, Class 32A1
2.71%	07/25/36	[2]	4,338,216	3,194,580
Bear Stearns ARM Trust, Series 2003-4, Class 3A1
2.38%	07/25/33	[2]	68,261	68,979
Bear Stearns ARM Trust, Series 2004-1, Class 13A2
2.75%	04/25/34	[2]	24,018	24,003
Bear Stearns ARM Trust, Series 2004-10, Class 14A1
5.11%	01/25/35	[2]	9,356,181	9,482,143
Bear Stearns ARM Trust, Series 2006-4, Class 2A1
2.53%	10/25/36	[2]	1,603,219	1,364,671
Bear Stearns Asset-Backed Securities Trust, Series 2002-1, Class 1A5 (STEP)
6.89%	12/25/34		55,651	57,904

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC7, Class A1 (STEP)
5.50%	01/25/34		$1,628,317	$1,689,202
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC7, Class A2 (STEP)
5.75%	01/25/34		1,468,038	1,541,050
Bear Stearns Asset-Backed Securities Trust, Series 2005-AC5, Class 2A3
0.40%	08/25/20	[2]	4,642,483	3,513,575
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD1, Class 1A3
0.55%	08/25/43	[2]	23,977	23,715
Bear Stearns Asset-Backed Securities Trust, Series 2005-TC2, Class A3
0.52%	08/25/35	[2]	5,928,637	5,885,399
Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		3,294,693	2,952,524
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1
0.33%	10/25/36	[2]	3,357,025	2,246,162
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class 2A1
0.36%	06/25/37	[2]	338,502	279,213
BHN I Mortgage Fund, Series 1997-2, Class A1 (Argentina)[10]
1.43%	05/31/17	2,3,4,6,11,†	13,760	688
BHN I Mortgage Fund, Series 1997-2, Class A2 (Argentina)[10]
7.54%	05/31/17	3,4,6,11,†	2,500	125
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/20	3,4,6,†	6,000	2
Bombardier Capital Mortgage Securitization Corp., Series 2001-A, Class A
6.80%	12/15/30	[2]	17,842,666	18,540,036
CC Mortgage Funding Corp., Series 2004-1A, Class A1
0.43%	01/25/35	[2,3]	1,574,886	1,415,548
Centex Home Equity Loan Trust, Series 2006-A, Class AV3
0.31%	06/25/36	[2]	24,538,471	24,267,150
Centex Home Equity Loan Trust, Series 2006-A, Class AV4
0.40%	06/25/36	[2]	200,000	179,426
Chase Mortgage Finance Corp., Series 2006-A1, Class 1A2
2.70%	09/25/36	[2]	1,797,514	1,498,952
Chase Mortgage Finance Corp., Series 2006-S3, Class 2A1
5.50%	11/25/21		3,575,846	3,100,144

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 51

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A3
2.66%	07/25/37	[2]	$7,435,321	$7,494,030
Chaseflex Trust, Series 2005-2, Class 4A2
5.50%	05/25/20		7,471,068	7,291,202
Chaseflex Trust, Series 2006-2, Class A2B
0.35%	09/25/36	[2]	2,540,044	2,084,477
CIT Mortgage Loan Trust, Series 2007-1, Class 2A2
1.40%	10/25/37	[2,3]	6,492,444	6,492,401
Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A12
5.00%	02/25/35		703,000	681,389
Citicorp Residential Mortgage Securities, Inc., Series 2006-2, Class A5 (STEP)
6.04%	09/25/36		525,000	524,652
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A5 (STEP)
6.05%	03/25/37		650,000	600,048
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
2.86%	02/25/34	[2]	286,513	282,829
Citigroup Mortgage Loan Trust, Inc., Series 2004-RR2, Class A2
2.42%	05/25/34	[2,3]	7,031,905	7,290,894
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 3A2A
2.48%	10/25/35	[2]	1,514,044	1,180,000
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
0.41%	11/25/35	[2]	385,988	266,928
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A
5.36%	06/25/36	[2]	15,142,244	14,696,457
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A
0.30%	08/25/36	[2]	9,845,124	9,253,225
Citigroup Mortgage Loan Trust, Inc., Series 2007-6, Class 1A4A
2.82%	03/25/37	[2]	1,235,590	886,300
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
0.35%	01/25/37	[2]	173,000	161,071
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.33%	03/25/37	[2]	40,102,008	39,018,664
Citigroup Mortgage Loan Trust, Inc., Series 2010-7, Class 2A1
2.40%	02/25/35	[2,3]	398,863	409,083
Citigroup Mortgage Loan Trust, Inc., Series 2010-9, Class 2A1
2.53%	11/25/35	[2,3]	358,245	367,265

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2012-3, Class 4A1
2.19%	11/25/36	[2,3]	$3,573,880	$3,617,900
Citigroup Mortgage Loan Trust, Inc., Series 2014-6, Class 3A2
2.70%	11/25/35	2,3,†	26,756,000	27,425,015
Collateralized Mortgage Obligation Trust, Series 57, Class D
9.90%	02/01/19		1,625	1,832
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		6,874,895	7,698,573
Conseco Finance, Series 2001-C, Class A5 (STEP)
7.29%	08/15/33		752,061	778,806
Conseco Finance, Series 2001-D, Class A5
6.69%	11/15/32	[2]	5,044	5,060
Conseco Finance, Series 2002-A, Class A5 (STEP)
7.55%	04/15/32		45,676	46,796
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[2,3]	425,953	470,499
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[2]	14,350,570	15,472,455
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28	[2]	114,314	117,927
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30	[2]	6,413,983	6,834,630
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30		8,416,207	9,046,278
Countryplace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[2,3]	9,150,000	9,217,400
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		15,853	16,718
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
1.22%	08/25/35	[2]	8,035	5,563
Countrywide Alternative Loan Trust, Series 2005-84, Class 1A1
2.65%	02/25/36	[2]	165,924	128,731
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A19
0.65%	06/25/36	[2]	2,187,257	1,622,064

See accompanying notes to Schedule of Portfolio Investments.

52 / N-Q Report June 2014

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1
2.67%	02/25/37	[2]	$4,767,080	$4,265,545
Countrywide Alternative Loan Trust, Series 2006-OC5, Class 2A2A
0.32%	06/25/36	[2]	2,230,728	1,894,120
Countrywide Alternative Loan Trust, Series 2007-J1, Class 2A1
0.35%	03/25/37	[2]	1,136,063	601,457
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF4
5.08%	02/25/36	[2]	7,000,000	5,698,077
Countrywide Asset-Backed Certificates, Series 2005-12, Class 2A5
5.24%	02/25/36	[2]	8,144,563	8,375,131
Countrywide Asset-Backed Certificates, Series 2005-13, Class AF4
5.07%	04/25/36	[2]	275,000	215,434
Countrywide Asset-Backed Certificates, Series 2005-16, Class 4AV4
0.50%	05/25/36	[2]	13,890,322	13,401,772
Countrywide Asset-Backed Certificates, Series 2005-17, Class 4A2A
0.41%	05/25/36	[2]	9,737,392	9,728,073
Countrywide Asset-Backed Certificates, Series 2005-2, Class M2
0.59%	08/25/35	[2]	10,924,639	10,636,437
Countrywide Asset-Backed Certificates, Series 2005-4, Class MV1
0.61%	10/25/35	[2]	11,347	11,373
Countrywide Asset-Backed Certificates, Series 2005-7, Class MV1
0.66%	11/25/35	[2]	3,166,808	3,158,052
Countrywide Asset-Backed Certificates, Series 2005-9, Class 2A5
0.55%	01/25/36	[2]	30,184,371	30,128,768
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A2
0.95%	10/25/47	[2]	23,816,531	21,567,750
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2001-HYB1, Class 1A1
2.08%	06/19/31	[2]	44,709	44,443
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2002-38, Class A3
5.00%	02/25/18		1,703,758	1,734,039
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, Class 1A4
5.25%	09/25/23		283,755	295,137

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
4.78%	08/25/34	[2]	$3,395,375	$3,415,126
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1A1
0.48%	02/25/35	[2]	257,126	237,520
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 3A1
2.31%	02/25/35	[2]	6,449,553	4,913,507
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 1A
2.49%	06/20/34	[2]	120,868	121,319
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1
2.45%	09/20/34	[2]	3,877,345	3,844,180
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
2.60%	11/20/34	[2]	3,756,355	3,709,513
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 1A2
2.90%	04/25/35	[2]	2,008,696	1,755,815
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3
2.57%	01/25/36	[2]	551,770	486,967
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-4, Class 4A1
0.44%	02/25/35	[2]	163,479	129,631
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
0.45%	05/25/35	[2]	8,430,739	7,441,973
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY5, Class 1A1
2.85%	09/25/47	[2]	2,631,383	2,335,797
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 1A1
2.88%	03/25/37	[2]	2,297,014	1,714,756
Credit Suisse Commercial Mortgage Trust, Series 2009-14R, Class 2A1
5.00%	06/26/37	[3]	34,685,523	36,292,867
Credit Suisse Commercial Mortgage Trust, Series 2011-16R, Class 5A1
2.62%	09/27/35	[2,3]	10,430,741	10,480,735

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 53

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse First Boston Commercial Mortgage Trust, Series 2004-AR5, Class 6A1
2.47%	06/25/34	[2]	$518,811	$523,192
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A4
2.58%	08/25/33	[2]	39,100	39,288
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1
6.50%	02/25/34		74,570	79,637
Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 2A1
0.85%	03/25/36	[2]	7,658,769	4,903,481
Credit Suisse Mortgage Capital Certificates, Series 2007-2, Class 3A4
5.50%	03/25/37		6,489,163	6,280,676
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 1A11
7.00%	08/25/37		2,979,482	1,939,866
Credit Suisse Mortgage Capital Certificates, Series 2010-17R, Class 1A1
2.37%	06/26/36	[2,3]	1,958,625	2,010,336
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP)
3.95%	01/25/33		29,522	29,350
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class M1
1.19%	03/25/33	[2]	6,788,172	6,449,578
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
1.17%	11/25/33	[2]	53,183	46,490
Credit-Based Asset Servicing and Securitization LLC, Series 2005-FR3, Class M1
0.86%	04/25/35	[2]	1,550,437	1,531,675
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
3.52%	01/25/36		11,334,326	8,321,101
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A23
0.30%	07/25/36	[2]	29,917,756	25,834,820
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A2B
0.26%	10/25/36	[2]	12,609,023	12,318,482
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR1, Class A2A
0.26%	02/25/37	[2]	8,983,434	4,896,027

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR1, Class A2B
0.42%	02/25/37	[2]	$43,993,816	$24,398,058
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR2, Class A2
0.38%	02/25/37	[2]	71,404,491	41,700,008
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR5, Class A2A
0.28%	05/25/37	[2]	28,679,420	21,445,695
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR5, Class A2C
0.50%	05/25/37	[2]	19,422,651	14,826,617
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4 (STEP)
4.22%	01/25/37		9,383,176	5,156,492
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF5 (STEP)
4.22%	01/25/37		17,543,858	9,796,631
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.73%	02/25/37		57,593,782	42,734,183
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2D (STEP)
4.76%	02/25/37		39,389,165	29,224,673
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2E (STEP)
4.76%	02/25/37		7,668,044	5,689,344
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A2 (STEP)
0.32%	04/25/37	[2]	46,684,167	31,760,639
Credit-Based Asset Servicing and Securitization LLC, Series 2007-NC1, Class A2B
0.30%	12/25/36	[2]	49,637,078	28,028,023
Credit-Based Asset Servicing and Securitization LLC, Series 2007-NC2, Class A2B
0.29%	01/25/37	[2]	27,856,364	17,792,011
CSAB Mortgage-Backed Trust, Series 2006-4, Class A6B (STEP)
5.78%	12/25/36		5,268,016	1,977,814
DBRR Trust, Series 2012-EZ1, Class A
0.95%	09/25/45	[3]	981,091	981,949

See accompanying notes to Schedule of Portfolio Investments.

54 / N-Q Report June 2014

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR3, Class A1
0.34%	08/25/36	[2]	$2,721,504	$2,111,798
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR4, Class A1
0.28%	12/25/36	[2]	3,500,811	2,179,171
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4A5
5.25%	06/25/35		27,553	27,130
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-6, Class 1A7
5.50%	12/25/35		975,375	806,205
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR6, Class A6
0.34%	02/25/37	[2]	1,874,372	1,404,920
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1
2.88%	02/25/36	[2]	2,243,129	1,761,707
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A1A
0.40%	07/19/45	[2]	482,447	437,479
Downey Savings & Loan Association Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
0.30%	04/19/48	[2]	13,138,994	11,008,283
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
0.52%	01/19/45	[2]	5,272,058	4,633,239
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 2A1A
0.40%	03/19/45	[2]	1,016,434	937,057
Equifirst Mortgage Loan Trust, Series 2005-1, Class M1
0.57%	04/25/35	[2]	10,779,250	10,784,090
Equity One ABS, Inc., Series 1998-1, Class A2 (STEP)
7.48%	11/25/29		83,791	75,436
Equity One ABS, Inc., Series 2002-4, Class M1
5.22%	02/25/33	[2]	13,520	12,996
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1 (STEP)
5.80%	11/25/32		137,682	140,123
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF4, Class M1
0.58%	05/25/35	[2]	5,701,170	5,680,862
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FFH2, Class M1
0.87%	04/25/35	[2,3]	924,152	917,870
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF11, Class 2A3
0.30%	08/25/36	[2]	30,084,710	22,578,184

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF18, Class A2B
0.26%	12/25/37	[2]	$19,210,186	$11,730,681
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF18, Class A2C
0.31%	12/25/37	[2]	55,897,355	34,373,631
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF18, Class A2D
0.36%	12/25/37	[2]	40,512,825	25,087,121
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF1, Class A2C
0.29%	01/25/38	[2]	101,231,763	60,747,526
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF2, Class A2B
0.25%	03/25/37	[2]	45,681,780	28,876,687
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF2, Class A2C
0.30%	03/25/37	[2]	23,615,263	14,985,467
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF2, Class A2D
0.37%	03/25/37	[2]	43,970,994	28,108,414
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA2, Class 1A1
2.17%	08/25/34	[2]	25,170,838	24,860,381
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.20%	09/25/34	[2]	165,300	163,254
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1
2.23%	10/25/34	[2]	6,146,556	6,154,860
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8, Class 1A7
6.00%	02/25/37		26,639	21,746
First Horizon Asset Securities, Inc., Series 2004-AR5, Class 2A1
2.57%	10/25/34	[2]	2,784,075	2,767,229
First Horizon Asset Securities, Inc., Series 2007-AR3, Class 1A1
2.40%	11/25/37	[2]	767,208	673,861
First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1
2.54%	02/25/34	[2]	1,821,795	1,835,189
First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1
2.62%	12/25/34	[2]	1,140,549	1,150,917
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2
2.55%	01/25/37	[2]	394,033	345,377
FNBA Mortgage Pass-Through Certificates, Series 2004-AR1, Class A2
0.56%	08/19/34	[2]	38,217	37,424

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 55

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Fremont Home Loan Trust, Series 2005-C, Class M1
0.63%	07/25/35	[2]	$8,501,242	$8,516,000
GE Business Loan Trust, Series 2007-1A, Class A
0.32%	04/16/35	[2,3]	28,594,538	26,916,696
GMAC Mortgage Corp. Loan Trust, Series 2000-HE2, Class A1
0.59%	06/25/30	[2]	73,697	65,785
GMAC Mortgage Corp. Loan Trust, Series 2003-AR2, Class 3A5
2.96%	12/19/33	[2]	12,724,737	13,050,573
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A
2.87%	06/25/34	[2]	11,706	11,306
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1
2.93%	11/19/35	[2]	2,304,767	2,250,405
GMAC Mortgage Corp. Loan Trust, Series 2006-AR2, Class 1A1
2.95%	05/19/36	[2]	2,598,420	2,033,477
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[2,3]	26,368,140	28,603,200
Greenpoint Mortgage Funding Trust, Series 2005-AR3, Class 1A1
0.39%	08/25/45	[2]	3,120,160	2,772,883
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
0.33%	01/25/47	[2]	18,437,818	17,425,342
Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2
0.31%	02/25/37	[2]	7,721,235	6,022,570
GS Mortgage Securities Corp., Series 2009-1R, Class 2A1
2.62%	11/25/35	[2,3]	68,378	69,599
GSAA Home Equity Trust, Series 2005-9, Class 2A3
0.52%	08/25/35	[2]	8,897,664	8,378,692
GSAMP Trust, Series 2005-AHL2, Class A2D
0.50%	12/25/35	[2]	25,693,000	17,637,466
GSAMP Trust, Series 2005-HE5, Class M1
0.78%	11/25/35	[2]	17,000,000	16,169,210
GSR Mortgage Loan Trust, Series 2004-9, Class 3A1
2.74%	08/25/34	[2]	14,165	14,347
GSR Mortgage Loan Trust, Series 2004-9, Class 5A7
2.57%	08/25/34	[2]	1,432,320	1,393,877
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3
2.73%	10/25/35	[2]	2,613,231	2,354,323

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4
2.73%	10/25/35	[2]	$5,081,882	$5,092,056
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5
2.67%	09/25/35	[2]	735,000	741,775
GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1
0.34%	08/25/46	[2]	9,825,599	9,538,051
GSR Mortgage Loan Trust, Series 2007-AR2, Class 2A1
2.72%	05/25/47	[2]	6,661,223	6,076,740
Harborview Mortgage Loan Trust, Series 2004-1, Class 2A
2.40%	04/19/34	[2]	22,011	21,364
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A2A
0.50%	01/19/35	[2]	847,976	745,264
Harborview Mortgage Loan Trust, Series 2005-4, Class 2A
2.73%	07/19/35	[2]	906,131	850,512
Harborview Mortgage Loan Trust, Series 2006-8, Class 2A1A
0.34%	07/21/36	[2]	402,900	329,449
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A
1.15%	11/25/47	[2]	1,420,344	1,334,876
Home Equity Loan Trust, Series 2006-1, Class A1
0.31%	01/20/36	[2]	17,857,889	17,784,225
Home Equity Loan Trust, Series 2006-2, Class A1
0.30%	03/20/36	[2]	23,210,972	23,062,607
Home Equity Loan Trust, Series 2006-4, Class A3V
0.30%	03/20/36	[2]	1,188	1,191
Home Equity Loan Trust, Series 2007-1, Class AM
0.39%	03/20/36	[2]	1,883,038	1,869,469
Home Equity Loan Trust, Series 2007-3, Class A4
1.65%	11/20/36	[2]	13,120,000	13,197,132
Home Equity Loan Trust, Series 2007-3, Class APT
1.35%	11/20/36	[2]	48,061,643	48,222,554
Homestar Mortgage Acceptance Corp., Series 2004-5, Class A4
0.72%	10/25/34	[2]	5,849,325	5,895,201
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3
0.34%	12/25/35	[2]	17,533,683	17,186,823
Impac CMB Trust, Series 2005-1, Class 1A1
0.67%	04/25/35	[2]	9,499,403	8,822,732

See accompanying notes to Schedule of Portfolio Investments.

56 / N-Q Report June 2014

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Impac Secured Assets Corp., CMN Owners Trust, Series 2004-3, Class 1
0.95%	11/25/34	[2]	$1,489,623	$1,460,382
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A
2.51%	08/25/34	[2]	2,647,183	2,241,931
IndyMac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1B
0.95%	08/25/34	[2]	39,552	35,826
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
2.70%	10/25/34	[2]	330,401	337,347
IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A2
1.01%	09/25/34	[2]	126,422	112,795
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
0.95%	11/25/34	[2]	96,886	88,588
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 4A1
2.44%	03/25/35	[2]	2,582,943	2,561,369
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 4A1
2.39%	08/25/35	[2]	207,718	179,645
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A1
4.57%	09/25/35	[2]	1,033,034	913,903
IndyMac Index Mortgage Loan Trust, Series 2005-AR17, Class 3A1
2.34%	09/25/35	[2]	10,062,938	8,785,327
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A
0.46%	10/25/36	[2]	313,841	240,796
IndyMac Index Mortgage Loan Trust, Series 2005-AR25, Class 1A21
4.96%	12/25/35	[2]	9,936,495	8,363,776
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 3A1
2.43%	01/25/36	[2]	4,034,346	3,533,659
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1
0.39%	04/25/35	[2]	1,256,563	1,177,652
IndyMac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A4A
0.32%	11/25/46	[2]	18,179,869	17,213,161
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2
2.75%	08/25/36	[2]	28,612,807	20,523,423
IndyMac Index Mortgage Loan Trust, Series 2006-AR21, Class A1
0.27%	08/25/36	[2]	370,651	260,984

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust, Series 2006-AR4, Class A1A
0.36%	05/25/46	[2]	$1,945,461	$1,696,150
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 1A1
2.89%	05/25/36	[2]	8,089,174	6,118,433
IndyMac Index Mortgage Loan Trust, Series 2006-AR8, Class A3A
0.38%	07/25/46	[2]	40,775,752	33,268,324
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 1A2
2.82%	03/25/37	[2]	2,052,611	1,894,919
IndyMac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
2.32%	06/25/37	[2]	7,680,619	5,069,547
IndyMac Index Mortgage Loan Trust, Series 2007-AR5, Class 2A1
2.66%	05/25/37	[2]	404,471	301,707
IndyMac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1
2.80%	11/25/37	[2]	7,086,034	6,812,796
IndyMac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1
2.83%	04/25/37	[2]	653,629	461,567
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		265,430	264,026
IndyMac Residential Asset-Backed Trust, Series 2005-C, Class AI1
0.41%	10/25/35	[2]	19,350,240	19,140,348
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 1A3
0.32%	05/25/36	[2]	5,239,289	4,928,358
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 2A1
2.67%	05/25/36	[2]	1,795,917	1,422,920
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 5A1
5.02%	05/25/36	[2]	17,468,258	13,770,874
JPMorgan Alternative Loan Trust, Series 2006-S4, Class A4 (STEP)
5.96%	12/25/36		38,700,000	32,664,155
JPMorgan Mortgage Acquisition Corp., Series 2006-WF1, Class A6 (STEP)
6.00%	07/25/36		6,455,017	3,980,738
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A4
0.36%	03/25/37	[2]	3,566,818	3,091,593
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1
0.25%	03/25/47	[2]	294,634	212,713

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 57

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF2 (STEP)
4.69%	03/25/47		$9,480,000	$7,207,616
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF3 (STEP)
4.69%	03/25/47		10,000,000	7,602,150
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF4 (STEP)
4.69%	03/25/47		5,000,000	3,799,670
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV4
0.43%	03/25/47	[2]	90,000	50,601
JPMorgan Mortgage Trust, Series 2003-A2, Class 2A3
1.94%	11/25/33	[2]	420,857	410,909
JPMorgan Mortgage Trust, Series 2004-A4, Class 1A3
2.76%	09/25/34	[2]	2,469,667	2,567,483
JPMorgan Mortgage Trust, Series 2005-A3, Class 5A3
2.72%	06/25/35	[2]	264,708	249,114
JPMorgan Mortgage Trust, Series 2005-A5, Class TA1
5.25%	08/25/35	[2]	405,374	402,680
JPMorgan Mortgage Trust, Series 2005-S2, Class 4A3
5.50%	09/25/20		9,780,338	10,434,477
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A3
2.56%	11/25/33	[2]	26,022	26,746
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
2.65%	05/25/36	[2]	2,828,153	2,383,211
JPMorgan Mortgage Trust, Series 2006-A3, Class 3A3
2.61%	05/25/36	[2]	2,232,043	2,013,997
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A1
2.68%	06/25/36	[2]	1,750,536	1,520,763
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A4
2.68%	06/25/36	[2]	5,643,170	4,904,874
JPMorgan Mortgage Trust, Series 2006-A5, Class 2A4
2.67%	08/25/36	[2]	1,300,065	1,131,739
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
2.66%	07/25/35	[2]	6,845,957	7,001,969
JPMorgan Mortgage Trust, Series 2007-A3, Class 2A3
2.54%	05/25/37	[2]	8,087,668	7,131,011

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
4.88%	05/25/37	[2]	$798,903	$722,563
JPMorgan Mortgage Trust, Series 2007-A4, Class 2A3
2.82%	06/25/37	[2]	1,579,913	1,460,237
JPMorgan Resecuritization Trust, Series 2010-1, Class 1A1
6.00%	02/26/37	[3]	1,467,314	1,503,171
JPMorgan Resecuritization Trust, Series 2010-4, Class 1A1
2.61%	07/26/36	[2,3]	513,143	518,497
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		29,851	31,312
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[2]	8,646,639	9,287,018
Lehman XS Trust, Series 2005-5N, Class 3A1A
0.45%	11/25/35	[2]	24,385,166	21,786,853
Lehman XS Trust, Series 2006-10N, Class 1A3A
0.36%	07/25/46	[2]	21,946,439	17,304,921
Lehman XS Trust, Series 2006-13, Class 1A2
0.32%	09/25/36	[2]	43,069,316	36,069,217
Lehman XS Trust, Series 2006-14N, Class 3A2
0.27%	08/25/36	[2]	229,054	176,876
Lehman XS Trust, Series 2006-16N, Class A4A
0.34%	11/25/46	[2]	651,380	548,429
Lehman XS Trust, Series 2006-19, Class A2
0.32%	12/25/36	[2]	29,213,376	23,969,516
Lehman XS Trust, Series 2006-9, Class A1B
0.31%	05/25/46	[2]	53,221,175	43,964,629
Long Beach Mortgage Loan Trust, Series 2004-4, Class M1
1.05%	10/25/34	[2]	75,000	71,343
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
2.66%	01/25/34	[2]	204,955	203,034
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
2.07%	11/25/33	[2]	2,470,314	2,532,590
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
2.64%	11/21/34	[2]	19,737,275	20,085,085

See accompanying notes to Schedule of Portfolio Investments.

58 / N-Q Report June 2014

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 9A1
2.81%	10/25/34	[2]	$2,172,875	$2,213,586
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.59%	06/25/34	[2]	692	670
MASTR Adjustable Rate Mortgages Trust, Series 2004-8, Class 2A1
2.47%	09/25/34	[2]	6,865,528	6,720,817
MASTR Alternative Loan Trust, Series 2004-6, Class 3A1
4.75%	07/25/19		4,421,045	4,609,302
MASTR Asset Securitization Trust, Series 2002-8, Class 1A1
5.50%	12/25/17		24,721	25,412
MASTR Asset Securitization Trust, Series 2003-8, Class 3A12
5.25%	09/25/33		2,185,111	2,372,649
MASTR Asset Securitization Trust, Series 2004-3, Class 3A2
4.50%	03/25/19		2,156,783	2,235,328
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A3
0.30%	11/25/36	[2]	21,105,629	9,459,979
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A4
0.36%	11/25/36	[2]	5,862,675	2,650,760
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A3
0.36%	05/25/37	[2]	26,441,000	18,888,610
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.56%	10/25/32	[2]	37,493	37,812
Mellon Residential Funding Corp., Series 2001-TBC1, Class A1
0.85%	11/15/31	[2]	4,131,943	4,139,571
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
0.31%	10/25/36	[2]	6,190,184	5,027,078
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2B
0.32%	04/25/37	[2]	17,480,588	10,477,095
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2C
0.40%	04/25/37	[2]	41,923,408	25,421,432
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2B
0.32%	05/25/37	[2]	16,028,533	9,631,433
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C
0.39%	05/25/37	[2]	51,807,580	30,378,895

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2D
0.47%	05/25/37	[2]	$27,171,332	$16,656,597
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.33%	06/25/37	[2]	22,787,689	15,415,403
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
0.40%	06/25/37	[2]	33,862,959	22,154,773
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A3
0.31%	07/25/37	[2]	36,828,788	23,694,390
Merrill Lynch Mortgage Investors Trust, Series 2003-A6, Class 2A
2.65%	10/25/33	[2]	1,528,068	1,508,993
Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1
2.47%	08/25/34	[2]	5,458,755	5,590,649
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A
0.36%	02/25/36	[2]	29,976	27,513
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2B (STEP)
4.67%	03/25/37		38,666,784	15,870,931
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2D (STEP)
4.67%	03/25/37		29,181,996	11,980,550
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-2, Class 1A1
2.50%	08/25/36	[2]	1,984,054	1,815,955
Mid-State Trust, Series 11, Class A1
4.86%	07/15/38		393,036	422,218
Mid-State Trust, Series 2004-1, Class A
6.00%	08/15/37		569,318	600,477
Mid-State Trust, Series 2005-1, Class A
5.74%	01/15/40		25,582,471	27,512,182
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[3]	17,444,340	18,497,481
Mid-State Trust, Series 6, Class A1
7.34%	07/01/35		126,459	136,829
Mid-State Trust, Series 6, Class A2
7.40%	07/01/35		7,904	8,507
Morgan Stanley Capital I Trust, Series 2005-HE3, Class M2
0.93%	07/25/35	[2]	62,367	60,751
Morgan Stanley Capital I Trust, Series 2006-NC1, Class A4
0.45%	12/25/35	[2]	29,137,407	27,807,401
Morgan Stanley Home Equity Loan Trust, Series 2005-04, Class A1
0.39%	09/25/35	[2]	14,097,529	14,032,285

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 59

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1
0.60%	08/25/35	[2]	$34,431	$34,036
Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1
0.47%	01/25/35	[2]	523,160	500,336
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 2A2
5.50%	04/25/34		627,455	656,863
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.06%	09/25/34	[2]	3,195,367	3,094,229
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A1
2.46%	10/25/34	[2]	287,029	284,808
Morgan Stanley Mortgage Loan Trust, Series 2005-2AR, Class A
0.41%	04/25/35	[2]	11,577,457	10,895,402
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[2]	257,789	150,684
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 1A2S (STEP)
5.50%	02/25/47		744,113	744,620
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1
0.27%	04/25/37	[2]	7,603,980	4,234,322
Morgan Stanley Reremic Trust, Series 2014-R4, Class 2A
2.54%	11/26/35	2,3,†	10,501,224	10,711,290
Morgan Stanley Resecuritization Trust, Series 2010-R4, Class 1B
0.48%	01/26/36	[2,3]	9,898,013	9,818,790
MortgageIT Trust, Series 2005-4, Class A1
0.43%	10/25/35	[2]	14,140,542	13,061,845
MortgageIT Trust, Series 2005-5, Class A1
0.41%	12/25/35	[2]	2,837,637	2,689,907
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV4
0.40%	06/25/37	[2]	7,955,000	5,669,656
New Century Home Equity Loan Trust, Series 2003-6, Class M1
1.23%	01/25/34	[2]	49,784	44,540
New Century Home Equity Loan Trust, Series 2005-2, Class M1
0.58%	06/25/35	[2]	65,000	64,038
New Century Home Equity Loan Trust, Series 2005-4, Class M1
0.63%	09/25/35	[2]	36,420,000	35,372,306
Newcastle Mortgage Securities Trust, Series 2006-1, Class A4
0.43%	03/25/36	[2]	71,929,000	71,192,095

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Nomura Resecuritization Trust, Series 2011-4RA, Class 1A1
2.27%	12/26/36	[2,3]	$37,972,108	$38,225,876
Nomura Resecuritization Trust, Series 2013-1R, Class 2A1
0.29%	11/26/36	[2,3]	18,926,568	18,103,773
Nomura Resecuritization Trust, Series 2013-1R, Class 3A1
0.31%	10/26/36	[2,3]	14,537,623	14,107,057
Option One Mortgage Loan Trust, Series 2005-4, Class A3
0.41%	11/25/35	[2]	37,168	36,648
Option One Mortgage Loan Trust, Series 2005-5, Class A3
0.36%	12/25/35	[2]	45,489	44,948
Ownit Mortgage Loan Asset-Backed Certificates, Series 2006-4, Class A2D
0.39%	05/25/37	[2]	34,912,257	22,970,240
Park Place Securities, Inc., Series 2004-MHQ1, Class M1
1.20%	12/25/34	[2]	582,043	583,874
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A
0.41%	09/25/35	[2]	58,519,583	57,604,682
Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AF6 (STEP)
4.76%	07/25/35		370,807	371,408
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A5 (STEP)
4.46%	01/25/36		22,910,000	17,033,213
Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A3
0.41%	11/25/46	[2]	85,000	74,331
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
0.46%	06/25/47	[2]	23,015,500	15,357,194
Provident Funding Mortgage Loan Trust, Series 2003-1, Class A
2.50%	08/25/33	[2]	1,438,992	1,503,912
Residential Accredit Loans, Inc., Series 2003-QS3, Class A4
5.50%	02/25/18		121,668	124,877
Residential Accredit Loans, Inc., Series 2005-QA10, Class A31
3.56%	09/25/35	[2]	1,129,262	960,095
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB1
3.48%	12/25/35	[2]	7,632,148	5,732,331
Residential Accredit Loans, Inc., Series 2005-QA4, Class A41
2.93%	04/25/35	[2]	7,825,787	7,807,788

See accompanying notes to Schedule of Portfolio Investments.

60 / N-Q Report June 2014

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans, Inc., Series 2005-QA7, Class A1
3.15%	07/25/35	[2]	$7,138,039	$5,621,584
Residential Accredit Loans, Inc., Series 2005-QA8, Class CB21
3.28%	07/25/35	[2]	6,178,244	5,195,233
Residential Accredit Loans, Inc., Series 2005-QA9, Class CB11
3.14%	08/25/35	[2]	12,909,480	11,044,228
Residential Accredit Loans, Inc., Series 2005-QO4, Class 2A1
0.43%	12/25/45	[2]	2,571,138	1,931,321
Residential Accredit Loans, Inc., Series 2005-QO5, Class A1
1.12%	01/25/46	[2]	14,114,608	10,296,959
Residential Accredit Loans, Inc., Series 2006-Q09, Class 1A2A
0.30%	12/25/46	[2]	4,475,888	4,417,923
Residential Accredit Loans, Inc., Series 2006-QA1, Class A11
3.22%	01/25/36	[2]	211,198	167,852
Residential Accredit Loans, Inc., Series 2006-QA1, Class A21
3.73%	01/25/36	[2]	4,864,060	3,862,177
Residential Accredit Loans, Inc., Series 2006-QS10, Class AV (IO)
0.55%	08/25/36	[2,6]	64,376,825	1,670,643
Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A9
0.53%	09/25/36	[2]	581,152	391,729
Residential Accredit Loans, Inc., Series 2006-QS2, Class 1AV (IO)
0.47%	02/25/36	[2,6]	224,704,803	4,272,312
Residential Accredit Loans, Inc., Series 2006-QS7, Class AV (IO)
0.67%	06/25/36	[2,6]	113,998,984	3,766,401
Residential Accredit Loans, Inc., Series 2006-QS8, Class AV (IO)
0.77%	08/25/36	[2,6]	278,154,439	8,885,504
Residential Accredit Loans, Inc., Series 2007-QS10, Class AV (IO)
0.45%	09/25/37	[2,6]	171,773,033	3,150,919
Residential Accredit Loans, Inc., Series 2007-QS4, Class 3AV (IO)
0.38%	03/25/37	[2,6]	106,751,894	1,610,833
Residential Accredit Loans, Inc., Series 2007-QS5, Class AV (IO)
0.25%	03/25/37	[2,6]	133,600,760	1,253,710
Residential Accredit Loans, Inc., Series 2007-QS6, Class AV (IO)
0.32%	04/25/37	[2,6]	292,876,982	4,393,594

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans, Inc., Series 2007-QS7, Class 2AV (IO)
0.37%	06/25/37	[2,6]	$85,479,312	$1,308,774
Residential Accredit Loans, Inc., Series 2007-QS8, Class AV (IO)
0.39%	06/25/37	[2,6]	228,976,224	3,464,639
Residential Asset Mortgage Products, Inc., Series 2003-RS10, Class AI6 (STEP)
5.86%	11/25/33		600,225	640,825
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class AI6A (STEP)
5.98%	12/25/33		308,480	335,970
Residential Asset Mortgage Products, Inc., Series 2003-RS9, Class AI6A (STEP)
6.02%	10/25/33		33,653	33,468
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2
1.35%	12/25/34	[2]	866,040	855,328
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A8
6.50%	11/25/31		90,391	93,424
Residential Asset Mortgage Products, Inc., Series 2004-SL3, Class A2
6.50%	12/25/31		76,378	77,754
Residential Asset Mortgage Products, Inc., Series 2004-SL3, Class A4
8.50%	12/25/31		45,704	43,397
Residential Asset Securities Corp., Series 2004-IP2, Class 1A1
2.57%	12/25/34	[2]	460,750	463,515
Residential Asset Securities Corp., Series 2004-IP2, Class 2A1
2.50%	12/25/34	[2]	58,070	59,329
Residential Asset Securities Corp., Series 2004-IP2, Class 3A1
2.61%	12/25/34	[2]	1,273,301	1,286,586
Residential Asset Securities Corp., Series 2006-A7CB, Class 1A3
6.25%	07/25/36		4,792,803	4,369,459
Residential Funding Mortgage Securities I, Inc., Series 2005-SA5, Class 1A
2.86%	11/25/35	[2]	13,720,698	11,509,209
Residential Funding Mortgage Securities I, Inc., Series 2006-SA3, Class 3A1
3.87%	09/25/36	[2]	2,745,671	2,406,702
Residential Funding Mortgage Securities I, Inc., Series 2006-SA3, Class 4A1
6.06%	09/25/36	[2]	1,074,036	933,277
Residential Funding Mortgage Securities I, Inc., Series 2006-SA4, Class 2A1
3.54%	11/25/36	[2]	247,017	216,133

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 61

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Funding Mortgage Securities I, Inc., Series 2007-SA2, Class 2A2
3.04%	04/25/37	[2]	$5,058,430	$4,478,294
Residential Funding Mortgage Securities II, Inc., Series 1999-HI6, Class AI7 (STEP)
8.60%	09/25/29		78,216	78,324
Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7 (STEP)
8.29%	02/25/25		63,174	63,086
Residential Funding Mortgage Securities Trust, Series 1999-HI1, Class A6 (STEP)
7.58%	09/25/29		5,220	5,235
Residential Funding Mortgage Securities Trust, Series 2003-S7, Class A7
5.50%	05/25/33		2,392,879	2,549,390
Residential Funding Mortgage Securities Trust, Series 2004-S2, Class A9
5.50%	03/25/34		1,349,077	1,488,425
Residential Funding Mortgage Securities Trust, Series 2004-S6, Class 1A6
5.50%	06/25/34		933,892	1,007,132
Saxon Asset Securities Trust, Series 2001-2, Class AF6 (STEP)
6.54%	06/25/16		20,883	21,790
Saxon Asset Securities Trust, Series 2005-2, Class M1
0.57%	10/25/35	[2]	19,777,988	19,732,697
Saxon Asset Securities Trust, Series 2007-1, Class A2C
0.30%	01/25/47	[2]	13,135,000	10,089,095
Saxon Asset Securities Trust, Series 2007-3, Class 2A3
0.55%	09/25/47	[2]	32,174,000	22,098,602
Sequoia Mortgage Trust, Series 2004-3, Class A
0.83%	05/20/34	[2]	1,490,769	1,440,656
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.42%	02/25/36	[2]	1,884,331	1,424,500
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
0.39%	12/25/36	[2,3]	13,392,441	8,273,301
Soundview Home Equity Loan Trust, Series 2006-1, Class A3
0.34%	02/25/36	[2]	10,081,506	9,905,377
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.29%	12/25/36	[2]	33,755,264	33,177,185
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A3
2.50%	02/25/34	[2]	45,661	46,404

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
2.41%	09/25/34	[2]	$26,417,756	$26,625,875
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A
2.50%	10/25/34	[2]	372,255	372,174
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 2A
2.38%	10/25/34	[2]	30,556,563	31,082,319
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A
2.48%	10/25/34	[2]	5,176,162	5,020,039
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1
2.54%	11/25/34	[2]	22,686,635	23,056,994
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-17, Class A1
1.01%	11/25/34	[2]	107,201	100,982
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A2
2.50%	01/25/35	[2]	1,612,274	1,547,993
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1
2.39%	06/25/35	[2]	5,823,684	5,503,888
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 5A1
2.61%	02/25/36	[2]	159,706	159,195
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2A1
2.88%	10/25/47	[2]	1,828,338	1,430,462
Structured Asset Investment Loan Trust, Series 2006-1, Class A3
0.35%	01/25/36	[2]	13,684,624	13,337,178
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 24A1
2.36%	05/25/36	[2]	825,390	511,893
Structured Asset Mortgage Investments, Inc., Series 2007-AR3, Class 1A2
0.32%	04/25/37	[2]	2,269,036	2,269,843
Structured Asset Mortgage Investments, Inc., Series 2007-AR6, Class A1
1.62%	08/25/47	[2]	139,648,115	125,691,403
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A3
0.26%	12/25/36	[2]	139,563	139,411
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1
0.45%	01/25/35	[2]	5,167,914	4,552,901
Structured Asset Securities Corp. Trust, Series 2005-5, Class 2A4
5.50%	04/25/35		9,455,589	9,482,812

See accompanying notes to Schedule of Portfolio Investments.

62 / N-Q Report June 2014

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp., Series 1997-2, Class 2A4
7.25%	03/28/30		$3,068	$3,105
Structured Asset Securities Corp., Series 2001-15A, Class 4A1
2.18%	10/25/31	[2]	11,304	11,390
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
2.43%	09/25/33	[2]	561,745	565,903
Structured Asset Securities Corp., Series 2003-34A, Class 5A4
2.42%	11/25/33	[2]	4,194,146	4,242,706
Structured Asset Securities Corp., Series 2005-17, Class 4A4
5.50%	10/25/35		9,531,991	9,842,472
Structured Asset Securities Corp., Series 2005-WF4, Class A4
0.51%	11/25/35	[2]	8,306,349	8,300,884
Structured Asset Securities Corp., Series 2006-BC5, Class A3
0.28%	12/25/36	[2]	11,495,547	11,477,534
Structured Asset Securities Corp., Series 2006-WF1, Class A5
0.45%	02/25/36	[2]	15,878,184	15,589,352
Structured Asset Securities Corp., Series 2006-WF2, Class A3
0.30%	07/25/36	[2]	8,211,894	8,147,441
Structured Asset Securities Corp., Series 2006-WF2, Class A4
0.46%	07/25/36	[2]	43,826,000	40,780,619
Structured Asset Securities Corp., Series 2006-WF3, Class A1
0.29%	09/25/36	[2]	23,558,460	22,616,246
Structured Asset Securities Corp., Series 2006-WF3, Class A3
0.30%	09/25/36	[2]	4,503,272	4,400,102
Structured Asset Securities Corp., Series 2007-BC4, Class A3
0.40%	11/25/37	[2]	5,483,695	5,396,807
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 1A1
2.63%	06/25/37	[2]	14,204,566	13,035,388
Thornburg Mortgage Securities Trust, Series 2004-4, Class 2A
2.03%	12/25/44	[2]	383,863	379,439
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4
6.57%	05/07/27	[2]	2,041,367	2,134,759
Wachovia Bank Commercial Mortgage Trust, Series 2006-AMN1, Class A3
0.39%	08/25/36	[2]	1,859,192	1,234,649

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Alternative Mortgage Pass-Through Certificates, Series 2005-3, Class 2A3
0.70%	05/25/35	[2]	$7,945,252	$6,961,948
WaMu Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
0.65%	06/25/35	[2]	14,291,500	10,952,432
WaMu Alternative Mortgage Pass-Through Certificates, Series 2006-AR2, Class A1A
1.06%	04/25/46	[2]	17,876,955	14,409,469
WaMu Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
1.09%	05/25/46	[2]	32,558,347	25,067,355
WaMu Alternative Mortgage Pass-Through Certificates, Series 2006-AR7, Class A1A
1.04%	09/25/46	[2]	9,145,485	6,168,255
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-1, Class 2A1
6.00%	01/25/22		781,738	764,764
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-OA1, Class 2A
0.84%	12/25/46	[2]	9,097,123	5,792,538
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-OA2, Class 2A
0.82%	01/25/47	[2]	22,122,281	16,163,224
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A
0.87%	02/25/47	[2]	43,853,596	30,440,316
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A1
0.89%	04/25/47	[2]	2,700,906	2,219,824
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2
0.26%	01/25/37	[2]	5,955,342	3,635,593
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A3
0.30%	01/25/37	[2]	54,974,502	31,567,579
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A4
0.38%	01/25/37	[2]	18,454,012	10,684,002
WaMu Asset-Backed Certificates, Series 2007-HE2, Class 2A4
0.51%	04/25/37	[2]	1,539,655	822,556
WaMu Asset-Backed Certificates, Series 2007-HE3, Class 2A5
0.40%	05/25/47	[2]	10,267,061	6,846,980
WaMu Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1
2.33%	11/25/30	[2]	518,590	509,355
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.50%	01/25/33	[2]	25,590	26,081

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 63

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
2.44%	06/25/33	[2]	$13,870,970	$14,058,450
WaMu Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2
2.38%	06/25/34	[2]	128,263	131,142
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
0.57%	05/25/44	[2]	135,706	132,671
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A
0.47%	01/25/45	[2]	1,889,308	1,806,987
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
0.47%	08/25/45	[2]	90,897,594	87,122,799
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
2.35%	10/25/35	[2]	310,000	301,707
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.44%	10/25/45	[2]	2,894,502	2,740,434
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
2.47%	12/25/35	[2]	11,205,514	10,609,079
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1
0.41%	11/25/45	[2]	37,983,175	35,813,880
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19, Class A1A2
0.44%	12/25/45	[2]	18,773,608	17,402,703
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 1A1A
0.48%	01/25/45	[2]	27,619,221	25,626,688
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A
0.46%	01/25/45	[2]	2,972,973	2,811,035
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
0.38%	04/25/45	[2]	404,060	382,685
WaMu Mortgage Pass-Through Certificates, Series 2006-AR1, Class 2A1A
1.19%	01/25/46	[2]	76,722,207	75,147,062
WaMu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 3A1
4.15%	12/25/36	[2]	1,868,816	1,716,156
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
1.12%	02/25/46	[2]	1,729,873	1,646,675
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A
1.06%	05/25/46	[2]	12,567,621	11,703,057

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
1.10%	07/25/46	[2]	$17,633,841	$15,241,811
WaMu Mortgage Pass-Through Certificates, Series 2006-AR9, Class 2A
2.20%	08/25/46	[2]	1,811,601	1,728,275
WaMu Mortgage Pass-Through Certificates, Series 2007-HE2, Class 2A3
0.40%	04/25/37	[2]	41,590,770	21,981,013
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1
2.20%	02/25/37	[2]	2,310,918	1,929,462
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1
2.40%	02/25/37	[2]	958,049	855,447
WaMu Mortgage Pass-Through Certificates, Series 2007-HY6, Class 2A1
2.56%	06/25/37	[2]	843,416	733,994
WaMu Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A2
4.71%	07/25/37	[2]	744,295	694,897
WaMu Mortgage Pass-Through Certificates, Series 2007-OA1, Class A1A
0.82%	02/25/47	[2]	30,272,243	25,182,904
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 5A
1.95%	04/25/47	[2]	7,251,628	5,486,763
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		646,032	615,707
Wells Fargo Home Equity Trust, Series 2004-2, Class AI6
5.00%	05/25/34	[2]	3,931,372	3,972,420
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 2A10
5.50%	01/25/34		7,850,203	8,118,467
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1
2.62%	12/25/33	[2]	2,490,412	2,517,080
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-L, Class A8
4.65%	07/25/34	[2]	662,466	665,365
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1
2.62%	09/25/34	[2]	6,542,309	6,726,076
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A14
2.62%	06/25/35	[2]	2,844,950	2,871,517
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4
6.00%	08/25/36		6,974,458	7,253,266

See accompanying notes to Schedule of Portfolio Investments.

64 / N-Q Report June 2014

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 2A3
5.50%	03/25/36		$738,437	$712,021
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A1
2.61%	07/25/36	[2]	597,750	586,700
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2
2.61%	07/25/36	[2]	202,721	198,974
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A3
2.61%	07/25/36	[2]	433,553	422,581
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6
2.61%	07/25/36	[2]	2,047,976	1,996,150
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR17, Class A1
2.61%	10/25/36	[2]	4,774,130	4,627,602
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR8, Class 1A3
2.62%	04/25/36	[2]	26,151	26,273
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1
5.50%	05/25/37		11,170,550	11,820,251
Wells Fargo Mortgage-Backed Securities, Series 06-AR1, Class 1A1
5.53%	03/25/36	[2]	9,973,495	9,813,610
Wells Fargo Mortgage-Backed Securities, Series 2005-AR10, Class 2A17
2.62%	06/25/35	[2]	66,822,084	67,833,804

				4,193,535,698

U.S. Agency Mortgage-Backed — 25.97%
Fannie Mae Aces, Series 2014-M6, Class FA
0.44%	12/25/17		48,390,000	48,503,414
Fannie Mae FNCL (TBA)
4.50%	07/25/39		300,830,000	325,883,574
Fannie Mae Pool (TBA)
2.50%	07/25/27		213,390,000	216,824,213
3.00%	07/25/27		129,580,000	134,641,719
3.00%	07/25/43		927,220,000	916,282,049
3.50%	07/25/26		64,500,000	68,380,081
3.50%	07/25/42		677,905,000	698,030,305
4.00%	07/25/41		549,705,000	583,546,214
Fannie Mae Pool 190375
5.50%	11/01/36		2,861,377	3,205,738
Fannie Mae Pool 254232
6.50%	03/01/22		57,476	64,848
Fannie Mae Pool 313182
7.50%	10/01/26		5,912	6,637

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 394854
6.50%	05/01/27		$2,337	$2,638
Fannie Mae Pool 467243
4.55%	01/01/21		2,640,735	2,970,947
Fannie Mae Pool 468587
3.84%	08/01/21		784,461	851,521
Fannie Mae Pool 545191
7.00%	09/01/31		16,291	18,236
Fannie Mae Pool 545831
6.50%	08/01/17		19,926	21,122
Fannie Mae Pool 555284
7.50%	10/01/17		2,286	2,425
Fannie Mae Pool 606108
7.00%	03/01/31		5,997	6,247
Fannie Mae Pool 613142
7.00%	11/01/31		28,538	33,360
Fannie Mae Pool 625666
7.00%	01/01/32		21,290	24,185
Fannie Mae Pool 633698
7.50%	02/01/31		100,347	109,212
Fannie Mae Pool 646884
1.79%	05/01/32	[2]	7,239	7,264
Fannie Mae Pool 655928
7.00%	08/01/32		297,720	345,703
Fannie Mae Pool 725257
5.50%	02/01/34		3,089,080	3,476,696
Fannie Mae Pool 734922
4.50%	09/01/33		4,768,949	5,219,857
Fannie Mae Pool 735207
7.00%	04/01/34		54,602	61,409
Fannie Mae Pool 735224
5.50%	02/01/35		12,542,155	14,099,195
Fannie Mae Pool 735646
4.50%	07/01/20		3,403,583	3,617,228
Fannie Mae Pool 735651
4.50%	06/01/35		13,081,702	14,209,049
Fannie Mae Pool 735686
6.50%	12/01/22		102,970	116,157
Fannie Mae Pool 740297
5.50%	10/01/33		6,031	6,783
Fannie Mae Pool 745592
5.00%	01/01/21		18,086	19,254
Fannie Mae Pool 817611
5.31%	11/01/35	[2]	892,020	962,229
Fannie Mae Pool 839109
5.34%	11/01/35	[2]	19,167	20,674
Fannie Mae Pool 841031
5.20%	11/01/35	[2]	103,883	111,974

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 65

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 844773
5.26%	12/01/35	[2]	$23,567	$25,485
Fannie Mae Pool 888412
7.00%	04/01/37		1,686,604	1,856,239
Fannie Mae Pool 889125
5.00%	12/01/21		11,068,891	11,784,634
Fannie Mae Pool 889184
5.50%	09/01/36		11,442,359	12,869,280
Fannie Mae Pool 895606
5.81%	06/01/36	[2]	81,473	87,864
Fannie Mae Pool 908408
2.03%	04/01/37	[2]	6,502,258	6,894,921
Fannie Mae Pool 918445
6.02%	05/01/37	[2]	129,350	139,496
Fannie Mae Pool 933033
6.50%	10/01/37		2,882,525	3,225,050
Fannie Mae Pool AB1613
4.00%	10/01/40		75,348,387	80,365,784
Fannie Mae Pool AB1803
4.00%	11/01/40		80,135,492	85,570,618
Fannie Mae Pool AB2127
3.50%	01/01/26		55,206,311	58,663,044
Fannie Mae Pool AB3679
3.50%	10/01/41		27,161,152	28,066,936
Fannie Mae Pool AB3864
3.50%	11/01/41		21,778,671	22,521,431
Fannie Mae Pool AB3866
3.50%	11/01/41		79,897,518	82,420,367
Fannie Mae Pool AB4045
3.50%	12/01/41		23,098,091	23,877,652
Fannie Mae Pool AB9703
3.50%	06/01/43		52,831,536	54,025,884
Fannie Mae Pool AD0791
4.76%	02/01/20		18,478,220	20,756,050
Fannie Mae Pool AD0849
4.25%	02/01/20		29,142,846	32,190,928
Fannie Mae Pool AD0850
4.31%	02/01/20		48,814,459	54,079,638
Fannie Mae Pool AE0482
5.50%	01/01/38		27,120,593	30,685,260
Fannie Mae Pool AE0600
3.98%	11/01/20		40,908,594	44,892,825
Fannie Mae Pool AE0605
4.67%	07/01/20		31,750,813	35,669,409
Fannie Mae Pool AE0918
3.66%	10/01/20		6,154,232	6,631,661
Fannie Mae Pool AH3780
4.00%	02/01/41		32,895,293	35,105,091

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AJ0764
4.50%	09/01/41	$52,885	$57,298
Fannie Mae Pool AJ1404
4.00%	09/01/41	56,886,844	60,533,384
Fannie Mae Pool AL0209
4.50%	05/01/41	50,536,020	55,546,666
Fannie Mae Pool AL0290
4.45%	04/01/21	32,768,900	36,929,606
Fannie Mae Pool AL0600
4.30%	07/01/21	4,693,091	5,204,818
Fannie Mae Pool AL0834
4.06%	10/01/21	39,444,386	43,294,908
Fannie Mae Pool AL0851
6.00%	10/01/40	59,816,474	67,329,662
Fannie Mae Pool AL1410
4.50%	12/01/41	63,983,438	69,322,059
Fannie Mae Pool AL1445
4.34%	11/01/21	80,786,428	90,316,919
Fannie Mae Pool AL2602
2.65%	10/01/22	117,206	116,993
Fannie Mae Pool AL2669
4.48%	09/01/21	35,796,073	40,330,729
Fannie Mae Pool AL3306
2.46%	04/01/23	43,985	43,516
Fannie Mae Pool AL4597
4.00%	01/01/44	113,839,980	121,482,960
Fannie Mae Pool AU3739
3.50%	08/01/43	76,723,358	79,312,775
Fannie Mae Pool FN0000
3.58%	09/01/20	10,959,959	11,764,681
Fannie Mae Pool FN0001
3.76%	12/01/20	25,589,475	27,667,196
Fannie Mae Pool FN0002
3.31%	12/01/17	1,457,770	1,541,692
Fannie Mae Pool FN0003
4.30%	01/01/21	8,881,709	9,905,780
Fannie Mae Pool FN0005
3.38%	11/01/20	42,848,169	45,495,281
Fannie Mae Pool FN0007
3.46%	11/01/20	80,000	85,441
Fannie Mae Pool FN0010
3.84%	09/01/20	342,162	370,334
Fannie Mae Pool MA1527
3.00%	07/01/33	131,468,800	134,215,797
Fannie Mae Pool MA1561
3.00%	09/01/33	80,436,278	82,116,830
Fannie Mae Pool MA1582
3.50%	09/01/43	34,437,511	35,205,349

See accompanying notes to Schedule of Portfolio Investments.

66 / N-Q Report June 2014

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA1584
3.50%	09/01/33		$157,670,552	$164,864,279
Fannie Mae REMICS, Series 2005-122, Class SG (IO)
6.45%	11/25/35	[2]	261,828	42,746
Fannie Mae REMICS, Series 2006-49, Class SE
28.39%	04/25/36	[2]	7,530,993	11,728,778
Fannie Mae REMICS, Series 2007-17, Class SI (IO)
6.25%	03/25/37	[2]	9,156,678	1,047,941
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
6.45%	10/25/40	[2]	15,204,800	2,667,875
Fannie Mae REMICS, Series 2013-101, Class BO (PO)
0.00%	10/25/43	[12]	36,498,199	27,549,505
Fannie Mae REMICS, Series 2013-101, Class CO (PO)
0.00%	10/25/43	[12]	22,406,602	16,871,900
Fannie Mae REMICS, Series G92-12, Class B
7.70%	02/25/22		557	604
Fannie Mae Whole Loan, Series 2003-W2, Class 2A9
5.90%	07/25/42		51,806	58,472
Fannie Mae, Pool MA1608
3.50%	10/01/33		106,637,042	111,502,362
Fannie Mae, Series 1988-28, Class H
9.05%	12/25/18		1,192	1,285
Fannie Mae, Series 1989-27, Class Y
6.90%	06/25/19		414	445
Fannie Mae, Series 1991-65, Class Z
6.50%	06/25/21		9,852	10,720
Fannie Mae, Series 1992-123, Class Z
7.50%	07/25/22		1,731	2,030
Fannie Mae, Series 1993-132, Class D (PO)
0.00%	10/25/22	[12]	92,183	89,656
Fannie Mae, Series 1993-199, Class SD (IO)
0.88%	10/25/23	[2]	136,401	1,562
Fannie Mae, Series 1993-29, Class PK
7.00%	03/25/23		22,575	24,921
Fannie Mae, Series 1994-55, Class H
7.00%	03/25/24		38,548	42,970
Fannie Mae, Series 1997-34, Class SA
3.78%	10/25/23	[2]	9,543	11,131
Fannie Mae, Series 1999-11, Class Z
5.50%	03/25/29		104,112	113,292
Fannie Mae, Series 2001-52, Class YZ
6.50%	10/25/31		269,365	304,709

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2005-104, Class NI (IO)
6.55%	03/25/35	[2]	$47,233,064	$6,414,933
Fannie Mae, Series 2005-117, Class LC
5.50%	11/25/35		25,204,648	27,690,505
Fannie Mae, Series 2005-92, Class US (IO)
5.95%	10/25/25	[2]	17,495,530	2,364,555
Fannie Mae, Series 2006-18, Class PD
5.50%	08/25/34		624,978	650,391
Fannie Mae, Series 2006-4, Class WE
4.50%	02/25/36		244,574	256,595
Fannie Mae, Series 2006-80, Class PG
6.00%	06/25/35		931,530	935,592
Fannie Mae, Series 2007-34, Class SB (IO)
5.96%	04/25/37	[2]	12,151,146	2,299,251
Fannie Mae, Series 2008-24, Class NA
6.75%	06/25/37		3,592,808	3,895,870
Fannie Mae, Series 2010-17, Class SB (IO)
6.20%	03/25/40	[2]	22,682,499	3,547,048
Fannie Mae, Series 2010-43, Class KS (IO)
6.27%	05/25/40	[2]	41,729,816	7,369,982
Fannie Mae, Series 2011-101, Class HE
4.00%	10/25/41		10,100,000	10,659,463
Fannie Mae, Series 2011-111, Class DB
4.00%	11/25/41		24,977,334	26,168,636
Fannie Mae, Series 2012-M12, Class 1A
2.94%	08/25/22	[2]	145,232,347	148,493,452
Fannie Mae, Series 2012-M15, Class A
2.74%	10/25/22	[2]	114,776,198	115,502,513
Fannie Mae, Series G92-36, Class Z
7.00%	07/25/22		308	334
Fannie Mae, Series G93-21, Class Z
7.20%	05/25/23		7,526	8,464
Freddie Mac Gold Pool A24156
6.50%	10/01/31		758,193	873,359
Freddie Mac Gold Pool A25162
5.50%	05/01/34		6,151,219	6,902,100
Freddie Mac Gold Pool A39012
5.50%	06/01/35		109,188	123,165
Freddie Mac Gold Pool A54856
5.00%	01/01/34		9,502,125	10,545,431
Freddie Mac Gold Pool A61164
5.00%	04/01/36		39,736	44,095
Freddie Mac Gold Pool A97038
4.00%	02/01/41		28,544,200	30,319,291
Freddie Mac Gold Pool C01492
5.00%	02/01/33		2,158,255	2,395,501
Freddie Mac Gold Pool C04546
3.00%	02/01/43		35,015,171	34,657,628

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 67

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool C04573
3.00%	03/01/43	$42,898,188	$42,532,198
Freddie Mac Gold Pool C46104
6.50%	09/01/29	43,571	50,202
Freddie Mac Gold Pool C55789
7.50%	10/01/27	21,285	23,966
Freddie Mac Gold Pool C90573
6.50%	08/01/22	152,978	172,503
Freddie Mac Gold Pool E02402
6.00%	10/01/22	41,411	46,196
Freddie Mac Gold Pool G00992
7.00%	11/01/28	2,796	3,244
Freddie Mac Gold Pool G01515
5.00%	02/01/33	1,978,917	2,196,069
Freddie Mac Gold Pool G02579
5.00%	12/01/34	2,650,927	2,944,464
Freddie Mac Gold Pool G02884
6.00%	04/01/37	9,391,512	10,611,822
Freddie Mac Gold Pool G02955
5.50%	03/01/37	9,327,963	10,630,747
Freddie Mac Gold Pool G03357
5.50%	08/01/37	3,224,106	3,630,772
Freddie Mac Gold Pool G03676
5.50%	12/01/37	7,588,116	8,621,419
Freddie Mac Gold Pool G03783
5.50%	01/01/38	4,684,639	5,279,917
Freddie Mac Gold Pool G03985
6.00%	03/01/38	84,092	94,455
Freddie Mac Gold Pool G04438
5.50%	05/01/38	15,617,071	17,655,337
Freddie Mac Gold Pool G04703
5.50%	08/01/38	16,180,309	18,136,741
Freddie Mac Gold Pool G04706
5.50%	09/01/38	457,276	521,141
Freddie Mac Gold Pool G05866
4.50%	02/01/40	40,652,351	44,663,593
Freddie Mac Gold Pool G06361
4.00%	03/01/41	51,009	54,362
Freddie Mac Gold Pool G06498
4.00%	04/01/41	52,937,404	56,320,435
Freddie Mac Gold Pool G06499
4.00%	03/01/41	24,764,310	26,323,688
Freddie Mac Gold Pool G06620
4.50%	07/01/41	64,028,078	69,915,662
Freddie Mac Gold Pool G11707
6.00%	03/01/20	1,146,305	1,221,521
Freddie Mac Gold Pool G12393
5.50%	10/01/21	8,848,371	9,588,816

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G12399
6.00%	09/01/21		$4,843	$5,295
Freddie Mac Gold Pool G12824
6.00%	08/01/22		4,067,958	4,491,093
Freddie Mac Gold Pool G12909
6.00%	11/01/22		10,882,606	12,006,844
Freddie Mac Gold Pool G13032
6.00%	09/01/22		2,202,300	2,422,214
Freddie Mac Gold Pool G13058
4.50%	10/01/20		6,506,050	6,902,583
Freddie Mac Gold Pool H00790
5.50%	05/01/37		97,210	107,081
Freddie Mac Gold Pool H03161
6.50%	08/01/37		11,980	13,015
Freddie Mac Gold Pool H05069
5.50%	05/01/37		5,122,365	5,680,422
Freddie Mac Gold Pool H09082
6.50%	09/01/37		16,575	18,555
Freddie Mac Gold Pool Q05804
4.00%	01/01/42		80,779,458	86,110,189
Freddie Mac Gold Pool U95034
4.00%	09/01/42		61,058,355	64,504,955
Freddie Mac Gold Pool U99054
4.00%	06/01/43		64,401,579	68,036,895
Freddie Mac Gold Pool V80356
3.50%	08/01/43		79,458,210	81,975,075
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A2
4.33%	10/25/20		60,000	67,076
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, Class A2
3.97%	01/25/21	[2]	22,640,000	24,856,071
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K038, Class A2
3.49%	03/25/24		86,940,000	90,916,757
Freddie Mac Pool G07408
3.50%	06/01/43		42,977,481	44,378,708
Freddie Mac REMICS, Series 2313, Class LA
6.50%	05/15/31		34,278	39,119
Freddie Mac REMICS, Series 3019, Class SW (IO)
7.05%	08/15/35	[2]	5,374,671	1,199,515
Freddie Mac REMICS, Series 3300, Class SA (IO)
7.05%	08/15/35	[2]	2,376,262	444,419

See accompanying notes to Schedule of Portfolio Investments.

68 / N-Q Report June 2014

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3891, Class HS (IO)
5.80%	07/15/41	[2]	$21,808,567	$3,034,638
Freddie Mac REMICS, Series 4102, Class TC
2.50%	09/15/41		39,715,566	40,044,745
Freddie Mac Strips, Series 309, Class PO (PO)
0.00%	08/15/43	[12]	57,691,850	43,911,990
Freddie Mac Strips, Series 319, Class F2
0.65%	11/15/43	[2]	11,663,289	11,683,979
Freddie Mac, Series 1004, Class H
7.95%	10/15/20		322	352
Freddie Mac, Series 1073, Class G
7.00%	05/15/21		1,434	1,585
Freddie Mac, Series 1107, Class ZC
6.50%	07/15/21		6,279	6,850
Freddie Mac, Series 165, Class K
6.50%	09/15/21		142	153
Freddie Mac, Series 1980, Class Z
7.00%	07/15/27		196,776	224,767
Freddie Mac, Series 1983, Class Z
6.50%	12/15/23		99,436	109,894
Freddie Mac, Series 2098, Class TZ
6.00%	01/15/28		862,428	882,436
Freddie Mac, Series 2174, Class PN
6.00%	07/15/29		50,942	55,737
Freddie Mac, Series 2433, Class SA
20.54%	02/15/32	[2]	29,533	41,914
Freddie Mac, Series 2481, Class AW
6.50%	08/15/32		115,703	129,569
Freddie Mac, Series 2642, Class BW (IO)
5.00%	06/15/23		61,934	5,703
Freddie Mac, Series 2971, Class AB
5.00%	05/15/20		9,109	9,613
Freddie Mac, Series 3063, Class YG
5.50%	11/15/35		8,794,000	10,011,034
Freddie Mac, Series 3067, Class SI (IO)
6.50%	11/15/35	[2]	27,149,428	5,092,152
Freddie Mac, Series 3210, Class PD
6.00%	08/15/35		182,253	188,259
Freddie Mac, Series 3345, Class FP
0.35%	11/15/36	[2]	6,043,234	6,048,009
Freddie Mac, Series 3345, Class PF
0.33%	05/15/36	[2]	6,568,467	6,572,477
Freddie Mac, Series 3707, Class EI (IO)
5.00%	12/15/38		52,060,719	8,312,374
Freddie Mac, Series 3752, Class XL
4.50%	11/15/40		66,277,000	73,075,065

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac, Series 3904, Class JB
4.50%	08/15/41		$18,155,000	$19,727,722
Freddie Mac, Series 3925, Class LB
4.50%	09/15/41		9,215,000	10,321,835
Freddie Mac, Series 3928, Class JD
4.00%	09/15/41		32,095,702	34,039,925
Freddie Mac, Series 4161, Class BA
2.50%	12/15/41		56,867,930	57,239,227
Freddie Mac, Series K020, Class A2
2.37%	05/25/40		110,155,000	108,946,434
Ginnie Mae I Pool 782817
4.50%	11/15/39		47,164,803	51,572,548
Ginnie Mae II Pool (TBA)
3.00%	07/20/43		73,755,000	74,469,502
3.50%	07/01/32		95,355,000	99,355,447
4.00%	07/20/44		332,090,000	355,491,951
4.50%	07/21/44		188,735,000	206,141,350
Ginnie Mae II Pool 2631
7.00%	08/20/28		4,854	5,713
Ginnie Mae II Pool 80968
1.62%	07/20/34	[2]	34,001	35,259
Ginnie Mae II Pool 81267
1.62%	03/20/35	[2]	68,084	70,567
Ginnie Mae II Pool 8631
2.00%	05/20/25	[2]	10,638	11,083
Ginnie Mae II Pool 8644
2.50%	06/20/25	[2]	17,152	18,138
Ginnie Mae II Pool G281432
1.62%	08/20/35	[2]	63,418	65,955
Ginnie Mae II Pool G281497
1.62%	10/20/35	[2]	59,364	61,790
Ginnie Mae, Series 2000-22, Class SG (IO)
10.65%	05/16/30	[2]	355,991	53,877
Ginnie Mae, Series 2003-86, Class ZK
5.00%	10/20/33		22,170,792	24,498,725
Ginnie Mae, Series 2004-93, Class PC
5.00%	04/16/34		222,306	236,082
Ginnie Mae, Series 2005-78, Class ZA
5.00%	10/16/35		24,039,636	27,376,927
Ginnie Mae, Series 2007-35, Class PY (IO)
6.60%	06/16/37	[2]	38,767,477	6,251,922
Ginnie Mae, Series 2009-106, Class SD (IO)
6.10%	03/20/36	[2]	34,527,042	5,429,626
Ginnie Mae, Series 2009-106, Class XI (IO)
6.65%	05/20/37	[2]	89,522,024	15,110,834
Ginnie Mae, Series 2009-124, Class SC (IO)
6.33%	12/20/39	[2]	15,895,463	2,465,000
Ginnie Mae, Series 2010-4, Class SL (IO)
6.25%	01/16/40	[2]	178,095	29,643

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 69

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2010-4, Class SM (IO)
5.65%	01/16/40	[2]	$32,380,850	$3,815,928
Ginnie Mae, Series 2010-6, Class BS (IO)
6.35%	09/16/39	[2]	15,043,458	1,822,894
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		153,713	38,389
Ginnie Mae, Series 2011-50, Class PS (IO)
5.95%	02/20/41	[2]	80,723,776	14,078,380
Ginnie Mae, Series 2013-113, Class LY
3.00%	05/20/43		51,184,000	48,251,617
NCUA Guaranteed Notes, Series 2010-C1, Class A2
2.90%	10/29/20		773,000	807,332
NCUA Guaranteed Notes, Series 2010-R1, Class 1A
0.60%	10/07/20	[2]	31,609,579	31,787,099
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.71%	12/08/20	[2]	44,377,825	44,707,419
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
0.71%	12/08/20	[2]	37,153,163	37,468,820
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.68%	03/09/21	[2]	4,518,218	4,548,633
NCUA Guaranteed Notes, Series 2011-R6, Class 1A
0.53%	05/07/20	[2]	24,333	24,353

				7,892,570,107

Total Mortgage-Backed (Cost $12,617,151,410)				13,329,793,514

MUNICIPAL BONDS — 1.81%*

California — 0.47%
Access to Loans for Learning Student Loan Corp., Series 2004-IV, Class A13
0.43%	04/25/24	[2]	1,211,686	1,205,297
Los Angeles Department of Water & Power, Build America Bonds, Series SY
6.01%	07/01/39		350,000	429,877
State of California, Build America Bonds
5.70%	11/01/21		8,940,000	10,709,405
6.65%	03/01/22		10,220,000	12,725,433
7.30%	10/01/39		12,565,000	17,893,440
7.35%	11/01/39		25,000,000	35,791,000
7.95%	03/01/36		7,350,000	8,967,000
State of California, Build America Bonds, Various Purpose
7.50%	04/01/34		3,885,000	5,534,183
State of California, Taxable, Various Purpose
5.50%	03/01/16		8,450,000	9,128,873

Issues	Maturity Date		Principal Amount	Value

MUNICIPAL BONDS (continued)
California (continued)
6.20%	03/01/19		$10,675,000	$12,686,704
University of California, Floating Rate Notes, Series Y, Class 1
0.65%	07/01/41	[2]	12,485,000	12,504,102
University of California, Floating Rate Notes, Series Y, Class 2
0.65%	07/01/41	[2]	15,000,000	15,022,950

				142,598,264

Illinois — 0.63%
State of Illinois, Build America Bonds
6.20%	07/01/21		30,175,000	34,036,495
7.10%	07/01/35		21,490,000	25,026,609
7.35%	07/01/35		11,720,000	14,202,648
State of Illinois, Build America Bonds, Series S
6.63%	02/01/35		13,210,000	15,098,369
State of Illinois, Taxable Bonds
4.95%	06/01/23		31,825,000	33,632,978
5.66%	03/01/18		2,850,000	3,192,257
5.88%	03/01/19		16,000,000	18,040,480
State of Illinois, Taxable Pension Bonds
4.35%	06/01/18		8,885,000	9,426,718
5.10%	06/01/33		38,246,000	38,464,767

				191,121,321

New York — 0.26%
City of New York, Build America Bonds
5.52%	10/01/37		2,525,000	2,965,789
5.82%	10/01/31		220,000	244,706
City of New York, Build America Bonds, Series F1
6.65%	12/01/31		46,470,000	55,245,860
Fiscal Year 2005 Securitization Corp., Special Obligation, Series B
4.93%	04/01/20		65,000	71,615
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42		3,405,000	3,842,406
New York State Urban Development Corp., Series F
3.20%	03/15/22		15,870,000	16,323,247

				78,693,623

Texas — 0.45%
City of Houston Texas, Taxable Pension Obligation, Series A
6.29%	03/01/32		78,145,000	97,017,017

See accompanying notes to Schedule of Portfolio Investments.

70 / N-Q Report June 2014

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MUNICIPAL BONDS (continued)
Texas (continued)
State of Texas, Build America Bonds
5.52%	04/01/39		$33,610,000	$41,902,931

				138,919,948

Total Municipal Bonds (Cost $516,732,812)				551,333,156

U.S. AGENCY SECURITIES — 1.10%

U.S. Agency Securities — 1.10%
Federal Farm Credit Bank
0.20%	04/17/17	[2]	27,465,000	27,499,441
0.21%	02/27/17	[2]	133,065,000	133,265,263
Federal Home Loan Bank
0.22%	10/07/15	[2]	61,965,000	62,046,360
Federal Home Loan Bank (STEP)
0.75%	05/26/28		112,670,000	112,106,030

Total U.S. Agency Securities (Cost $335,018,112)				334,917,094

U.S. TREASURY SECURITIES — 28.19%

U.S. Treasury Bonds - 6.44%
U.S. Treasury Bonds
2.75%	08/15/42		59,290,000	53,041,368
3.12%	02/15/42		155,870,000	150,852,856
3.62%	02/15/44		775,635,000	818,658,698
3.75%	11/15/43		583,360,000	630,119,804
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
1.38%	02/15/44	[13]	177,185,000	198,489,602
U.S. Treasury Bonds (Strip Principal)
0.00%	11/15/27	[12]	158,200,000	106,784,051

				1,957,946,379

U.S. Treasury Notes — 21.75%
U.S. Treasury Notes
0.75%	06/30/17		131,010,000	130,498,275
0.88%	05/15/17		403,565,000	404,132,412
1.38%	07/31/18		263,000,000	263,354,811
1.50%	01/31/19		471,370,000	471,130,638
1.50%	05/31/19		677,800,000	674,490,567
1.62%	03/31/19		521,180,000	522,786,782
2.12%	01/31/21		419,265,000	421,361,325
2.38%	08/31/14		120,000,000	120,464,070
2.50%	05/15/24		770,840,000	769,816,324
2.75%	11/15/23		440,687,000	451,721,362
2.75%	02/15/24		1,301,735,000	1,331,430,179

Issues	Maturity Date		Principal Amount	Value

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.12%	04/15/16	[13]	$386,040,000	$425,701,640
0.12%	04/15/17	[13]	134,910,000	145,721,289
0.50%	04/15/15	[13]	138,030,000	153,240,187
2.00%	07/15/14	[13]	255,310,000	321,820,227

				6,607,670,088

Total U.S. Treasury Securities (Cost $8,469,407,908)				8,565,616,467

Total Bonds – 95.97% (Cost $27,964,379,156)				29,165,581,723

Issues			Shares	Value

COMMON STOCK — 0.05%

Electric — 0.05%
Dynegy, Inc.[10]			439,047	15,278,829

Total Common Stock (Cost $8,442,870)

Issues			Contracts	Value

PUT OPTIONS PURCHASED — 0.00%

Call Options Purchased — 0.00%
U.S. 10 Year Future Option, September 2014 Put, Expires 08/22/14, Strike 124.50
			1,000	531,250

Total Put Options Purchased (Cost $564,820)

Issues	Notional Amount (000’s)	Value

PURCHASED SWAPTIONS — 0.11%
Option to enter into a 5-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 01/14/19. Counterparty: Barclays, Inc.	57,150	1,981,813

Option to enter into a 5-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 01/14/19. Counterparty: Morgan Stanley	90,000	3,120,966

Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.50% annually; Option Expiration Date of 03/13/18. Counterparty: Barclays, Inc.[14]	16,650	800,573

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 71

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Notional Amount (000’s)	Value
PURCHASED SWAPTIONS (continued)

Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.50% annually; Option Expiration Date of 03/13/18. Counterparty: Citigroup, Inc.[15]	$106,585	$5,124,873

Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.50% annually; Option Expiration Date of 03/13/18. Counterparty: Deutsche Bank AG16	157,135	7,555,444

Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.50% annually; Option Expiration Date of 03/13/18. Counterparty: Goldman Sachs Group, Inc.[17]	99,450	4,781,805

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.50% annually; Option Expiration Date of 04/09/18. Counterparty: Barclays, Inc.[18]	65,450	3,205,800

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.50% annually; Option Expiration Date of 04/09/18. Counterparty: Deutsche Bank AG19	150,000	7,347,135

Total Purchased Swaptions (Cost $50,818,471)		33,918,409

Issues	Maturity Date		Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 15.87%

Commercial Paper — 1.99%
Macquarie Bank Ltd. (Australia)
0.21%[20]	08/27/14	[3,4]	259,330,000	259,256,167
National Rural Utilities Cooperative Finance Corp.
0.09%[20]	07/30/14		95,500,000	95,493,076
RBS Holdings USA, Inc.
0.20%[20]	08/27/14		250,435,000	250,363,700

				605,112,943

Money Market Funds — 1.76%
Dreyfus Cash Advantage Fund
0.06%[21,22]			310,561,000	310,561,000
DWS Money Market Series Institutional Funds
0.05%[21]			223,113,000	223,113,000

				533,674,000

Issues	Maturity Date	Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS (continued)

Repurchase Agreements — 1.40%
Deutsche Bank AG (Dated 6/30/14, total to be received $60,000,167, (collateralized by U.S. government sponsored agency obligations, 0.38% to 4.13%, due from 3/16/15 to 10/11/33, par and fair value of $60,580,000 and $61,200,989, respectively))
0.10%	07/01/14	$60,000,000	$60,000,000

RBS (Dated 6/30/14, total to be received $366,000,712, (collateralized by U.S. government sponsored agency obligations, 0.00% to 9.38%, due from 7/1/14 to 12/27/32, par and fair value of $481,777,000 and $373,321,519, respectively))
0.07%	07/01/14	366,000,000	366,000,000

			426,000,000

U.S. Agency Discount Notes — 10.69%
Fannie Mae
0.04%[20]	07/03/14	200,000,000	199,999,776
0.04%[20]	09/09/14	400,000,000	399,976,800
0.05%[20]	07/29/14	4,607,000	4,606,929
0.05%[20]	08/04/14	5,000,000	4,999,810
0.07%[20]	08/13/14	91,000,000	90,996,762
Federal Home Loan Bank
0.04%[20]	07/09/14	40,800,000	40,799,820
0.04%[20]	07/28/14	108,000,000	107,999,174
0.04%[20]	07/21/14	289,000,000	288,995,376
0.05%[20]	07/09/14	123,540,000	123,538,680
0.05%[20]	08/13/14	215,500,000	215,492,331
0.06%[20]	07/30/14	322,000,000	321,994,848
0.06%[20]	08/15/14	200,000,000	199,992,500
0.06%[20]	08/06/14	80,000,000	79,996,822
0.06%[20]	08/08/14	113,245,000	113,240,195
0.06%[20]	08/22/14	492,000,000	491,978,680
0.07%[20]	07/23/14	4,970,000	4,969,954
0.08%[20]	08/20/14	287,850,000	287,838,089
0.08%[20]	09/26/14	252,000,000	251,981,604
0.08%[20]	07/11/14	4,800,000	4,799,947
Freddie Mac
0.04%[20]	07/25/14	2,800,000	2,799,972
0.05%[20]	08/18/14	5,000,000	4,999,800
0.05%[20]	08/26/14	5,000,000	4,999,846

			3,246,997,715

See accompanying notes to Schedule of Portfolio Investments.

72 / N-Q Report June 2014

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS (continued)

U.S. Treasury Bills — 0.03%
U.S. Treasury Bills
0.02%[20]	08/14/14 [23]	$7,390,000	$7,389,807
0.03%[20]	08/21/14 [23]	2,039,000	2,038,972

			9,428,779

Total Short-Term Investments (Cost $4,821,093,357)			4,821,213,437

Total Investments – 112.00% (Cost $32,845,298,674)[1]			34,036,523,648

Liabilities in Excess of Other Assets – (12.00)%			(3,646,780,918)

Net Assets – 100.00%		$30,389,742,730

Issues	Notional Amount (000’s)	Premiums (Received)	Value

WRITTEN SWAPTIONS
Option to enter into a 5-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 01/14/19. Counterparty: Barclays, Inc.
	$(216,060)	$(5,592,141)	$(2,930,443)
Option to enter into a 5-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 01/14/19. Counterparty: Morgan Stanley
	(340,000)	(8,730,000)	(4,611,454)

Total Written Swaptions		$(14,322,141)	$(7,541,897)

	Contracts	Premiums (Received)	Value

WRITTEN PUT OPTIONS
U.S. 10 Year Future Option, September 2014 Put, Expires 08/22/14, Strike
123.00	(2,000)	$(401,610)	$(375,000)

Total Written Put Options		$(401,610)	$(375,000)

Contracts		Unrealized Appreciation/ (Depreciation)

FUTURES CONTRACTS: LONG POSITIONS
9,415	Euro Dollar Ninety Day, Expiration March 2015	$531,210
4,031	U.S. Treasury Five Year Note, Expiration September 2014	(646,559)
1,998	U.S. Treasury Ten Year Note, Expiration September 2014	(5,343)

	Net unrealized (depreciation)	$(120,692)

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
9,415	Euro Dollar Ninety Day, Expiration March 2016	$(2,756,727)
2,792	U.S. Treasury Thirty Year Long Bond, Expiration September 2014	(1,819,443)

	Net unrealized (depreciation)	$(4,576,170)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)	Appreciation/ (Depreciation)	Value

SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.15% semi-annually. Counterparty: Barclays, Inc.
03/15/26	$–	$105,370	$(909,522)	$(909,522)
The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.15% semi-annually. Counterparty: Deutsche Bank AG
03/15/26	–	176,000	(1,519,179)	(1,519,179)
The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 2.81% semi-annually. Counterparty: Barclays, Inc.
04/09/26	–	195,580	(7,742,406)	(7,742,406)
The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 2.80% semi-annually. Counterparty: Goldman Sachs Group, Inc.
04/09/26	–	100,730	(3,998,326)	(3,998,326)
The Fund pays a fixed rate equal to 2.42% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.
11/15/27	–	49,760	2,202,146	2,202,146
The Fund pays a fixed rate equal to 2.48% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.
11/15/27	–	50,120	1,745,332	1,745,332
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Morgan Stanley
02/17/42	–	45,000	4,307,669	4,307,669
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Barclays, Inc.
02/17/42	–	45,000	4,307,670	4,307,670

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 73

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)	Appreciation/ (Depreciation)	Value

SWAPS: INTEREST RATE (continued)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.75% quarterly. Counterparty: Barclays, Inc.
02/17/42	$–	$54,815	$4,977,515	$4,977,515
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Citigroup, Inc.
08/15/42	–	53,985	5,349,631	5,349,631
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.68% quarterly. Counterparty: Citigroup, Inc.
11/15/43	–	50,000	49,782,348	49,782,348
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.68% quarterly. Counterparty: Citigroup, Inc.
11/15/43	–	43,685	43,494,876	43,494,876
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.68% quarterly. Counterparty: Barclays, Inc.
11/15/43	–	43,685	(46,840,136)	(46,840,136)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.68% quarterly. Counterparty: Goldman Sachs, Inc.
11/15/43	–	50,000	(53,617,980)	(53,617,980)
The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.49% semi-annually. Counterparty: Barclays, Inc.
03/15/46	–	47,250	766,178	766,178
The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.49% semi-annually. Counterparty: Deutsche Bank AG
03/15/46	–	78,900	1,261,264	1,261,264
The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.13% semi-annually. Counterparty: Barclays, Inc.
04/09/46	–	87,920	7,464,751	7,464,751
The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.13% semi-annually. Counterparty: Goldman Sachs Group, Inc.
04/09/46	–	45,240	3,841,052	3,841,052

	$–	$1,323,040	$14,872,883	$14,872,883

Expiration Date	Premiums Paid	Notional Amount (000’s)[a]	(Depreciation)	Value

SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Goldman Sachs Group, Inc., 6.60%, due 01/15/12. Counterparty: Deutsche Bank AG
09/20/16	$319,992	$9,800	$(463,647)	$(143,655)

Expiration Date	Premiums Paid	Notional Amount (000’s)[a]	(Depreciation)	Value

SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Goldman Sachs Group, Inc., 6.60%, due 01/15/12. Counterparty: JPMorgan Chase & Co.
09/20/16	$796,714	$24,400	$(1,154,387)	$(357,673)

	$1,116,706	$34,200	$(1,618,034)	$(501,328)

Expiration Date	Premiums (Received)	Notional Amount (000’s)	Appreciation	Value

SWAPTION: RATE FLOOR INFLATION
The Fund received a fixed payment equal to $735,540 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.
11/23/20	$(735,540)	$63,960	$690,768	$(44,772)

	$(735,540)	$63,960	$690,768	$(44,772)

[a]	The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

Notes:

[1]	Cost for federal income tax purposes is $32,854,444,113 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$1,427,115,836
Gross unrealized depreciation	(245,036,301)

Net unrealized appreciation	$1,182,079,535

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2014.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Private placements under procedures approved by the Fund’s Board of Trustees.
[6]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $35,937,662, which is 0.12% of total net assets.
[7]	Worthless due to company bankruptcy filing.
[8]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.
[9]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.73% cash or 9.23% payment-in-kind interest.
[10]	Non-income producing security.
[11]	Security is currently in default with regard to scheduled interest or principal payments.
[12]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2014.
[13]	Inflation protected security. Principal amount reflects original security face amount.
[14]	Forward settling fee due at maturity in the amount of $(1,263,735).
[15]	Forward settling fee due at maturity in the amount of $(7,919,266).
[16]	Forward settling fee due at maturity in the amount of $(11,675131).
[17]	Forward settling fee due at maturity in the amount of $(7,488,585).
[18]	Forward settling fee due at maturity in the amount of $(3,855,005).
[19]	Forward settling fee due at maturity in the amount of $(8,775,000).
†	Fair valued security. The aggregate value of fair valued securities is $151,502,822, which is 0.50% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes to Schedule of Portfolio Investments.

74 / N-Q Report June 2014

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

[20]	Represents annualized yield at date of purchase.
[21]	Represents the current yield as of June 30, 2014.
[22]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $8,211,185.
[23]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $9,428,717.
*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(PIK): Payment in kind

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 75

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 91.70%
ASSET-BACKED SECURITIES — 3.45%**
Alm Loan Funding, Series 2012-7A, Class B (Cayman Islands)
3.38%	10/19/24	[2,3,4]	$3,125,000	$3,126,587
ARES XXVI CLO Ltd., Series 2013-1A, Class B (Cayman Islands)
1.98%	04/15/25	[2,3,4]	4,210,000	4,159,636
Babson CLO Ltd., Series 2013-IA, Class B (Cayman Islands)
1.83%	04/20/25	[2,3,4]	5,615,000	5,489,499
Babson CLO Ltd., Series 2014-IA, Class A2 (Cayman Islands)
2.13%	07/12/25	[2,3,4]	4,850,000	4,846,663
BlueMountain CLO Ltd., Series 2012-2A, Class C (Cayman Islands)
2.98%	11/20/24	[2,3,4]	3,125,000	3,049,181
BlueMountain CLO Ltd., Series 2013-4A, Class B1 (Cayman Islands)
2.13%	04/15/25	[2,3,4]	4,680,000	4,681,549
Cent CLO LP, Series 2013-18A, Class B1 (Cayman Islands)
1.78%	07/23/25	[2,3,4]	5,480,000	5,391,290
CIFC Funding IV, Ltd., Series 2013-4A, Class B1 (Cayman Islands)
2.08%	11/27/24	[2,3,4]	4,675,000	4,644,313
CIFC Funding Ltd., Series 2012-2A, Class A3L (Cayman Islands)
3.23%	12/05/24	[2,3,4]	3,125,000	3,075,237
Dryden Senior Loan Fund, Series 2014-31A, Class B (Cayman Islands)
2.17%	04/18/26	[2,3,4]	5,615,000	5,594,337
Dryden XXV Senior Loan Fund, Series 2012-25A, Class C (Cayman Islands)
3.23%	01/15/25	[2,3,4]	2,520,000	2,520,197
Galaxy CLO Ltd., Series 2012-14A, Class C1 (Cayman Islands)
3.32%	11/15/24	[2,3,4]	1,925,000	1,910,580
GoldenTree Loan Opportunities VIII Ltd., Series 2014-8A, Class B1 (Cayman Islands)
2.26%	04/19/26	[2,3,4]	5,600,000	5,588,150
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class C (Cayman Islands)
3.08%	12/20/24	[2,3,4]	3,250,000	3,160,599
Highbridge Loan Management Ltd., Series 3A-2014, Class A2 (Cayman Islands)
2.07%	01/18/25	[2,3,4]	4,680,000	4,649,861
LCM LP, Series 12A, Class C (Cayman Islands)
3.48%	10/19/22	[2,3,4]	2,400,000	2,400,855
LCM LP, Series 12A, Class D (Cayman Islands)
4.73%	10/19/22	[2,3,4]	1,900,000	1,903,183

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Oak Hill Credit Partners, Series 2012-7A, Class C1 (Cayman Islands)
3.48%	11/20/23	[2,3,4]	$2,900,000	$2,902,997
Race Point CLO Ltd., Series 2012-7A, Class C (Cayman Islands)
3.24%	11/08/24	[2,3,4]	3,300,000	3,274,620
Slater Mill Loan Fund LP, Series 2012-1A, Class C (Cayman Islands)
4.03%	08/17/22	[2,3,4]	1,825,000	1,826,294
Sound Point CLO Ltd., Series 2012-1A, Class C (Cayman Islands)
3.53%	10/20/23	[2,3,4]	2,300,000	2,300,192

Total Asset-Backed Securities
(Cost $75,876,918)				76,495,820

BANK LOANS — 8.27%*
Automotive — 0.46%
Navistar, Inc., Term Loan B, 1st Lien
0.58%	08/17/17	[3]	10,000,000	10,210,400

Communications — 0.36%
Level 3 Financing, Inc., Term Loan B, 1st Lien
0.40%	01/15/20	[3]	2,000,000	2,004,590
Numericable U.S. LLC, Term Loan B1, 1st Lien
0.45%	05/21/20	[3]	536,154	540,218
Numericable U.S. LLC, Term Loan B2, 1st Lien
0.45%	05/21/20	[3]	463,846	467,362
PR Wireless, Inc., Term Loan B, 1st Lien
0.00%	06/27/20	[3]	2,585,000	2,559,150
Univision Communications, Inc.,
Converted Extended Term Loan, 1st Lien
0.40%	03/01/20	[3]	2,501,284	2,502,147

				8,073,467

Consumer Discretionary — 0.21%
Hilton Worldwide Finance LLC, Term Loan B2, 1st Lien
0.35%	10/25/20	[3]	4,746,711	4,744,337

Consumer Products — 0.13%
Sun Products Corp., Term Loan
0.55%	03/23/20	[3]	2,933,033	2,881,720

Electric — 3.38%
Boston Generating LLC, Term Loan, 1st Lien[5]
0.00%	12/31/14	3,6,7,8,†	254,344	–
Dynegy, Inc., Term Loan B2, 1st Lien
0.40%	04/23/20	[3]	2,436,923	2,447,207
Entegra Holdings LLC, Term Loan B, 3rd Lien (PIK)
0.61%	10/19/15	[3,9]	28,381,440	18,731,750

See accompanying notes to Schedule of Portfolio Investments.

76 / N-Q Report June 2014

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Electric (continued)
Entegra Holdings LLC, Term Loan, 2nd Lien (PIK)
1.00%	03/27/17	3,6,9,†	$5,127,778	$5,102,121
La Frontera Generation LLC, Term Loan B, 1st Lien
0.45%	09/30/20	[3]	7,665,326	7,702,694
Texas Competitive Electric Holdings Co. LLC, Delayed-Draw Term Loan, 1st Lien
0.00%	05/13/16	[3]	4,421,146	4,451,542
Texas Competitive Electric Holdings Co. LLC, Term Loan, 1st Lien
0.00%	05/05/16	[3]	2,913,937	2,909,275
0.00%	12/30/16	[3]	2,813,456	2,832,799
Topaz Power Holdings LLC, Term Loan, 1st Lien
0.62%	02/26/20	[3]	12,613,598	12,676,729
Utility Services Associates, Term Loan B, 1st Lien
0.68%	10/18/19	[3]	11,233,774	11,360,154
Viva Alamo LLC, Term Loan B, 1st Lien
0.48%	02/22/21	[3]	6,733,125	6,817,289

				75,031,560

Energy — 1.95%
Alinta Energy Finance Pty Ltd., Term Loan B, 1st Lien
0.64%	08/13/19	[3]	1,207,383	1,228,887
Alinta Energy Finance Pty Ltd., Term Loan DD, 1st Lien
0.05%	08/13/18	[3]	79,585	81,002
Drillships Financing Holding, Term Loan B1, 1st Lien
0.60%	03/31/21	[3]	2,337,500	2,379,879
Harvey Gulf International Marine, Term Loan B, 1st Lien
0.55%	06/18/20	[3]	6,203,125	6,177,289
Moxie Liberty (Panda), Term Loan, 1st Lien
0.75%	08/21/20	[3]	8,250,000	8,497,500
Murray Energy Corp., Term Loan B, 1st Lien
0.52%	12/05/19	[3]	2,294,250	2,325,589
Pacific Drilling SA, Term Loan B, 1st Lien
0.45%	06/03/18	[3]	992,481	997,444
Panda Temple Power II LLC
0.72%	04/03/19	[3]	2,000,000	2,050,000
Peabody Energy Corp., Term Loan, 1st Lien
0.42%	09/24/20	[3]	4,466,250	4,509,059
Power Buyer LLC, Delayed-Draw Term Loan, 1st Lien
0.42%	05/06/20	[3]	23,376	22,908
Power Buyer LLC, Term Loan, 1st Lien
0.42%	05/06/20	[3]	440,000	431,200

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Energy (continued)
Power Buyer LLC, Term Loan, 2nd Lien
0.82%	11/06/20	[3]	$4,150,000	$4,067,000
Sabine Oil & Gas LLC, Term Loan, 2nd Lien
0.88%	12/31/18	[3]	6,350,000	6,477,000
TPF II LC LLC, Term Loan, 1st Lien
0.65%	08/21/19	[3]	3,908,399	3,986,567

				43,231,324

Finance — 0.13%
Delos Finance SARL, Term Loan B, 1st Lien
0.35%	03/06/21	[3]	2,750,000	2,753,149

Health Care — 0.56%
CHS/Community Health Systems, Inc., Term Loan D, 1st Lien
0.42%	01/27/21	[3]	3,482,500	3,506,442
Davita Healthcare Partners, Inc., Term Loan B, 1st Lien
0.00%	06/24/21	[3]	3,500,000	3,520,090
RegionalCare Hospital Partners, Inc., Term Loan, 1st Lien
0.60%	04/21/19	[3]	3,000,000	3,001,890
Valeant Pharmaceuticals International, Inc., Term Loan (Canada)
0.38%	08/05/20	[2,3]	2,310,493	2,311,648

				12,340,070

Industrials — 0.73%
Husky Injection Molding Systems, Ltd., Term Loan B, 1st Lien
0.42%	06/30/21	[3]	1,600,000	1,610,000
Jazz Acquisition, Inc., Term Loan, 2nd Lien
0.00%	06/26/22	[3]	1,500,000	1,516,875
Maxim Crane Works LP, Term Loan B, 2nd Lien
1.02%	11/26/18	[3]	6,000,000	6,144,990
Synagro Infrastructure, Term Loan, 1st Lien
0.62%	08/22/20	[3]	6,947,500	6,912,763

				16,184,628

Transportation — 0.36%
American Airlines, Inc., Term Loan B
0.38%	06/27/19	[3]	7,920,000	7,945,304

Total Bank Loans (Cost $187,777,147)				183,395,959

CORPORATES — 79.73%*
Automotive — 0.60%
Goodyear Tire & Rubber Co.
8.25%	08/15/20		12,010,000	13,241,025

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 77

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Banking — 1.15%
Ally Financial, Inc.
3.50%	01/27/19		$4,380,000	$4,440,225
4.75%	09/10/18		2,400,000	2,562,000
6.25%	12/01/17		2,000,000	2,240,000
Ally Financial, Inc. (WI)
7.50%	09/15/20		12,700,000	15,351,125
CIT Group, Inc.
5.25%	03/15/18		750,000	806,100

				25,399,450

Communications — 20.61%
Cablevision Systems Corp.
8.62%	09/15/17		11,000,000	12,828,750
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25%	03/15/21		5,369,000	5,523,359
5.75%	09/01/23		2,000,000	2,080,000
6.50%	04/30/21		3,000,000	3,206,250
7.38%	06/01/20		350,000	382,375
CCO Holdings LLC/CCO Holdings Capital Corp. (WI)
8.12%	04/30/20		27,737,000	30,302,673
CenturyLink, Inc.
5.80%	03/15/22		17,810,000	18,691,394
Clear Channel Worldwide Holdings, Inc.
6.50%	11/15/22		30,608,000	33,209,680
CSC Holdings LLC
5.25%	06/01/24	[4]	12,000,000	11,865,000
6.75%	11/15/21		10,405,000	11,484,519
DISH DBS Corp.
5.88%	07/15/22		5,250,000	5,722,500
DISH DBS Corp. (WI)
6.75%	06/01/21		11,700,000	13,367,250
Inmarsat Finance PLC (United Kingdom)
4.88%	05/15/22	[2,4]	5,000,000	5,056,250
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[2]	5,000,000	4,993,750
7.25%	10/15/20	[2]	16,000,000	17,360,000
7.50%	04/01/21	[2]	20,597,000	22,708,193
Level 3 Financing, Inc.
6.12%	01/15/21	[4]	1,000,000	1,075,000
7.00%	06/01/20		6,033,000	6,613,676
Level 3 Financing, Inc. (WI)
8.12%	07/01/19		14,465,000	15,857,256
9.38%	04/01/19		7,973,000	8,790,233
Lynx I Corp.
5.38%	04/15/21	[4]	5,860,000	6,182,300
MetroPCS Wireless, Inc.
6.62%	11/15/20		1,943,000	2,074,153

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Communications (continued)
Numericable Group SA (France)
4.88%	05/15/19	[2,4]	$7,075,000	$7,296,094
Qwest Corp.
6.75%	12/01/21		5,155,000	5,962,837
7.25%	09/15/25		5,055,000	6,018,131
SBA Communications Corp.
4.88%	07/15/22	[4]	2,500,000	2,475,000
Sinclair Television Group, Inc.
5.38%	04/01/21		10,000,000	10,150,000
6.12%	10/01/22		7,640,000	8,022,000
Softbank Corp. (Japan)
4.50%	04/15/20	[2,4]	21,965,000	22,376,844
Sprint Corp.
7.88%	09/15/23	[4]	12,000,000	13,410,000
Sprint Nextel Corp.
9.00%	11/15/18	[4]	23,874,000	29,036,753
9.25%	04/15/22		12,870,000	15,830,100
Time, Inc.
5.75%	04/15/22	[4]	5,000,000	5,062,500
T-Mobile USA, Inc.
5.25%	09/01/18		2,500,000	2,634,375
6.25%	04/01/21		7,375,000	7,882,031
6.46%	04/28/19		14,700,000	15,545,250
6.50%	01/15/24		2,180,000	2,332,600
6.54%	04/28/20		9,345,000	10,127,644
6.73%	04/28/22		5,155,000	5,580,287
6.84%	04/28/23		3,440,000	3,753,900
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%	04/01/19	[4]	4,765,000	5,301,063
Virgin Media Secured Finance PLC (United Kingdom)
5.50%	01/15/25	[2,4]	9,500,000	9,868,125
Virgin Media Secured Finance PLC (United Kingdom)
5.25%	01/15/21	[2]	6,575,000	6,969,500
Windstream Corp.
7.75%	10/15/20		14,811,000	16,125,476
7.88%	11/01/17		2,500,000	2,884,500
Windstream Corp. (WI)
8.12%	09/01/18		2,860,000	3,003,000

				457,022,571

Consumer Discretionary — 2.49%
Global Partners LP/GLP Finance Corp.
6.25%	07/15/22	[4]	2,560,000	2,569,600
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.62%	10/15/21	[4]	4,870,000	5,198,725

See accompanying notes to Schedule of Portfolio Investments.

78 / N-Q Report June 2014

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Consumer Discretionary (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
6.88%	02/15/21		$4,950,000	$5,358,375
7.12%	04/15/19		10,590,000	11,093,025
7.88%	08/15/19		7,620,000	8,334,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (WI)
5.75%	10/15/20		21,550,000	22,762,187

				55,316,287

Electric — 6.02%
AES Corp.
3.23%	06/01/19	[3]	1,250,000	1,271,875
4.88%	05/15/23		6,620,000	6,586,900
5.50%	03/15/24		9,355,000	9,682,425
AES Red Oak LLC, Series A
8.54%	11/30/19		2,348,244	2,565,457
Amerenenergy Generating Co.
6.30%	04/01/20		1,720,000	1,704,950
Amerenenergy Generating Co., Series F
7.95%	06/01/32		3,550,000	3,638,750
Amerenenergy Generating Co., Series H
7.00%	04/15/18		3,665,000	3,692,487
Astoria Depositor Corp.
7.90%	05/01/21	[4]	253,814	258,890
Calpine Corp.
6.00%	01/15/22	[4]	2,595,000	2,812,331
7.50%	02/15/21	[4]	4,590,000	4,985,887
Coso Geothermal Power Holdings
7.00%	07/15/26	[4]	3,075,921	2,322,320
DPL, Inc.
6.50%	10/15/16		6,650,000	7,231,875
7.25%	10/15/21		15,318,000	16,926,390
Dynegy Escrow Holdings
0.00%	06/01/15	6,7,†	8,350,000	0
0.00%	01/01/50	6,7,†	23,846,000	0
Dynegy, Inc.
5.88%	06/01/23		10,570,000	10,702,125
FPL Energy National Wind Portfolio LLC
6.12%	03/25/19	[4]	356,560	352,548
GenOn Americas Generation LLC
8.50%	10/01/21		13,119,000	13,742,153
Homer City Generation LP (PIK)
8.14%	10/01/19	[10]	8,377,360	8,984,719
8.73%	10/01/26	[11]	20,902,869	22,470,584
Indiantown Cogeneration LP, Series A-10
9.77%	12/15/20		805,471	924,278

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Electric (continued)
Mirant Mid Atlantic Pass-Through Trust,
Series C
10.06%	12/30/28		$11,219,000	$12,649,423

				133,506,367

Energy — 23.98%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%	03/15/24		5,475,000	5,796,656
5.88%	04/15/21		15,017,000	16,143,275
Approach Resources, Inc.
7.00%	06/15/21		9,000,000	9,427,500
Arch Coal, Inc.
7.00%	06/15/19		8,415,000	6,416,437
8.00%	01/15/19	[4]	8,500,000	8,457,500
Chaparral Energy, Inc.
8.25%	09/01/21		6,403,000	7,059,307
9.88%	10/01/20		14,847,000	16,814,227
Chesapeake Energy Corp.
3.48%	04/15/19	[3]	20,000,000	20,350,000
6.50%	07/15/22	[4]	5,160,000	5,295,450
Cimarex Energy Co.
5.88%	05/01/22		4,995,000	5,538,206
Concho Resources, Inc.
5.50%	04/01/23		16,615,000	17,944,200
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.12%	03/01/22	[4]	2,850,000	3,013,875
Denbury Resources, Inc.
5.50%	05/01/22		3,000,000	3,086,250
El Paso LLC
6.50%	09/15/20		8,578,000	9,543,025
El Paso LLC, Series G (MTN)
7.75%	01/15/32		5,897,000	6,486,700
7.80%	08/01/31		6,446,000	7,026,140
8.05%	10/15/30		7,658,000	8,385,510
Energy Transfer Partners LP
3.24%	11/01/66	[3]	33,367,000	30,997,943
EP Energy LLC/EP Energy Finance, Inc.
9.38%	05/01/20		2,045,000	2,354,306
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%	12/01/24	[4]	2,525,000	2,537,625
Ithaca Energy, Inc.
8.12%	07/01/19	[4]	3,700,000	3,700,000
Linn Energy LLC/Linn Energy Finance Corp.
8.62%	04/15/20		22,795,000	24,732,575
MEG Energy Corp. (Canada)
6.50%	03/15/21	[2,4]	3,000,000	3,195,000
7.00%	03/31/24	[2,4]	14,300,000	15,801,500

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 79

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Energy (continued)
Memorial Resource Development Corp.
5.88%	07/01/22	[4]	$2,600,000	$2,632,500
Newfield Exploration Co.
5.62%	07/01/24		7,194,000	7,958,363
5.75%	01/30/22		1,000,000	1,110,000
6.88%	02/01/20		3,625,000	3,860,625
Pacific Drilling SA (Luxembourg)
5.38%	06/01/20	[2,4]	6,200,000	6,107,000
Pacific Drilling V Ltd. (Luxembourg)
7.25%	12/01/17	[2,4]	22,440,000	23,842,500
Peabody Energy Corp.
4.75%	12/15/41		29,295,000	22,136,034
Penn Virginia Corp.
8.50%	05/01/20		8,750,000	9,821,875
Plains Exploration & Production Co.
6.12%	06/15/19		8,393,000	9,310,984
6.75%	02/01/22		2,000,000	2,247,402
6.88%	02/15/23		17,950,000	21,091,250
QEP Resources, Inc.
5.25%	05/01/23		18,298,000	18,801,195
6.88%	03/01/21		8,000,000	9,020,000
Quicksilver Resources, Inc.
7.00%	06/21/19	[3,4]	7,580,000	7,428,400
Rose Rock Midstream LP/Rose Rock
Finance Corp.
5.62%	07/15/22	[4]	2,565,000	2,590,650
Sabine Pass Liquefaction LLC
5.62%	02/01/21		11,400,000	12,112,500
5.75%	05/15/24	[4]	12,750,000	13,387,500
Sabine Pass LNG LP
7.50%	11/30/16		17,395,000	19,221,475
Sanchez Energy Corp.
6.12%	01/15/23	[4]	2,580,000	2,670,300
SandRidge Energy, Inc.
8.12%	10/15/22		5,795,000	6,403,475
8.75%	01/15/20		1,485,000	1,603,800
SM Energy Co.
6.50%	11/15/21		10,273,000	11,171,887
6.50%	01/01/23		11,966,000	13,013,025
Southern Star Central Corp.
5.12%	07/15/22	[4]	7,765,000	7,842,650
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.50%	07/01/21		10,340,000	11,322,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%	11/15/23		3,595,000	3,586,013
Walter Energy, Inc.
9.88%	12/15/20		12,470,000	7,824,925

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Energy (continued)
Walter Energy, Inc. (PIK)
11.00%	04/01/20	[4,12]	$23,085,000	$19,275,975
Walter Energy, Inc. (WI)
8.50%	04/15/21		9,855,000	5,703,581
Whiting Petroleum Corp.
5.00%	03/15/19		8,065,000	8,528,737

				531,730,128

Entertainment — 0.19%
Carmike Cinemas, Inc.
7.38%	05/15/19		3,900,000	4,260,750

Finance — 5.67%
AerCap Ireland Capital, Ltd. A/AerCap Global Aviation Trust (Ireland)
3.75%	05/15/19	[2,4]	2,000,000	2,017,500
Alta Wind Holdings LLC
7.00%	06/30/35	[4]	2,220,521	2,543,424
Astoria Depositor Corp.
8.14%	05/01/21	[4]	23,858,000	25,289,480
Chase Capital II, Series B
0.72%	02/01/27	[3]	6,790,000	5,937,006
Chase Capital VI
0.85%	08/01/28	[3]	4,000,000	3,500,000
CIT Group, Inc.
4.25%	08/15/17		4,850,000	5,080,375
6.62%	04/01/18	[4]	18,696,000	21,079,740
Citigroup, Inc.
0.78%	08/25/36	[3]	9,460,000	7,541,777
General Electric Capital Corp. (MTN)
0.70%	08/15/36	[3]	10,480,000	8,923,968
International Lease Finance Corp.
7.12%	09/01/18	[4]	7,170,000	8,312,719
JPMorgan Chase Capital XIII, Series M
1.18%	09/30/34	[3]	10,917,000	9,334,035
JPMorgan Chase Capital XXI, Series U
1.17%	02/02/37	[3]	7,750,000	6,471,250
JPMorgan Chase Capital XXIII
1.22%	05/15/47	[3]	2,320,000	1,873,400
Nielsen Co., Luxembourg SARL (Luxembourg)
5.50%	10/01/21	[2,4]	5,020,000	5,233,350
ZFS Finance USA Trust I
6.50%	05/09/37	[3,4]	7,154,000	7,690,550
ZFS Finance USA Trust II
6.45%	12/15/65	[3,4]	4,450,000	4,811,563

				125,640,137

See accompanying notes to Schedule of Portfolio Investments.

80 / N-Q Report June 2014

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Food — 0.54%
Post Holdings, Inc.
6.75%	12/01/21	[4]	$1,150,000	$1,223,313
7.38%	02/15/22		9,990,000	10,826,663

				12,049,976

Health Care — 8.12%
Alere, Inc.
7.25%	07/01/18		3,820,000	4,182,900
CHS/Community Health Systems, Inc.
5.12%	08/15/18		6,115,000	6,428,394
5.12%	08/01/21	[4]	5,735,000	5,907,050
7.12%	07/15/20		5,250,000	5,715,937
8.00%	11/15/19		16,963,000	18,659,300
DaVita, Inc.
5.12%	07/15/24		10,000,000	10,112,500
Fresenius Medical Care U.S. Finance II, Inc.
5.62%	07/31/19	[4]	710,000	775,675
Fresenius Medical Care U.S. Finance, Inc.
5.75%	02/15/21	[4]	3,000,000	3,288,750
6.50%	09/15/18	[4]	6,996,000	7,940,460
HCA, Inc.
3.75%	03/15/19		3,650,000	3,688,964
5.88%	03/15/22		2,340,000	2,541,825
6.50%	02/15/20		3,060,000	3,442,500
7.25%	09/15/20		23,769,000	25,521,964
7.50%	12/15/23		3,965,000	4,470,537
LifePoint Hospitals, Inc.
5.50%	12/01/21	[4]	12,000,000	12,660,000
Salix Pharmaceuticals Ltd.
6.00%	01/15/21	[4]	2,750,000	2,997,500
Tenet Healthcare Corp.
4.50%	04/01/21		7,590,000	7,722,825
6.00%	10/01/20		2,500,000	2,718,750
Valeant Pharmaceuticals International, Inc. (Canada)
5.62%	12/01/21	[2,4]	15,842,000	16,238,050
6.75%	08/15/21	[2,4]	14,391,000	15,380,381
6.88%	12/01/18	[2,4]	500,000	525,000
7.00%	10/01/20	[2,4]	5,000,000	5,318,750
7.25%	07/15/22	[2,4]	3,645,000	3,982,163
VPI Escrow Corp.
6.38%	10/15/20	[4]	2,000,000	2,132,500
VPII Escrow Corp. (Canada)
7.50%	07/15/21	[2,4]	6,885,000	7,702,594

				180,055,269

Industrials — 2.14%
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc. (Ireland)
3.24%	12/15/19	[2,3,4]	12,300,000	12,330,750

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Industrials (continued)
Ball Corp.
4.00%	11/15/23		$4,340,000	$4,160,975
Berry Plastics Corp.
5.50%	05/15/22		1,925,000	1,949,063
Bombardier, Inc. (Canada)
6.12%	01/15/23	[2,4]	4,700,000	4,829,250
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp.
6.38%	09/15/20	[4]	9,490,000	10,130,575
Howard Hughes Corp.
6.88%	10/01/21	[4]	7,000,000	7,525,000
MasTec, Inc.
4.88%	03/15/23		6,690,000	6,623,100

				47,548,713

Information Technology — 3.40%
Audatex North America, Inc.
6.00%	06/15/21	[4]	9,300,000	9,974,250
First Data Corp.
6.75%	11/01/20	[4]	13,434,000	14,575,890
7.38%	06/15/19	[4]	27,840,000	29,962,800
8.88%	08/15/20	[4]	4,370,000	4,845,237
Freescale Semiconductor, Inc.
5.00%	05/15/21	[4]	7,200,000	7,380,000
NXP BV/NXP Funding LLC (Netherlands)
3.75%	06/01/18	[2,4]	6,000,000	6,045,000
5.75%	03/15/23	[2,4]	2,450,000	2,587,813

				75,370,990

Insurance — 0.48%
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[3,4]	10,497,000	10,733,183

Materials — 0.72%
ArcelorMittal (Luxembourg)
10.35%	06/01/19	[2]	8,520,000	10,948,200
Momentive Performance Materials, Inc.
8.88%	10/15/20		4,625,000	4,960,313

				15,908,513

Real Estate Investment Trust (REIT) — 0.56%
DuPont Fabros Technology LP (WI)
5.88%	09/15/21		4,500,000	4,736,250
Geo Group, Inc.
5.88%	01/15/22		7,320,000	7,713,450

				12,449,700

Services — 0.67%
Ceridian Corp.
8.88%	07/15/19	[4]	13,178,000	14,907,613

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 81

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Transportation — 2.39%
American Airlines Pass-Through Trust, Series 2013-1, Class B
5.62%	01/15/21	[4]	$11,922,267	$12,577,991
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23	[4]	8,529,820	9,276,179
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		4,547,627	4,934,176
Continental Airlines Pass-Through Trust, Series 2009, Class 1
9.00%	07/08/16		1,317,461	1,498,612
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		13,086,369	15,425,557
Delta Air Lines Pass-Through Trust, Series 2009, Class B1
9.75%	12/17/16		1,142,590	1,348,971
JetBlue Airways Pass-Through Trust, Series 2004, Class G1
0.60%	08/15/16	[3]	1,016,147	993,792
US Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		2,015,810	2,292,984
US Airways Pass-Through Trust, Series 2012, Class 2B
6.75%	06/03/21		1,055,337	1,160,871
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		2,966,716	3,376,494

				52,885,627

Total Corporates
(Cost $1,707,310,729)				1,768,026,299

MORTGAGE-BACKED — 0.02%**
Non-Agency Mortgage-Backed — 0.02%
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/20	2,4,6,†	2,890	1
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A1
1.05%	10/25/47	[3]	471,416	413,108

				413,109

Total Mortgage-Backed
(Cost $337,282)

Issues	Maturity Date		Principal Amount	Value

U.S. TREASURY SECURITIES — 0.23%
U.S. Treasury Notes — 0.23%
U.S. Treasury Notes -Treasury Inflation Indexed Notes
2.00%	07/15/14	[13]	$4,085,000	$5,149,174

Total U.S. Treasury Securities
(Cost $5,145,614)

Total Bonds – 91.70%
(Cost $1,976,447,690)				2,033,480,361

Issues			Shares	Value

COMMON STOCK — 1.15%
Electric — 0.24%
Dynegy, Inc.[5]			154,929	5,391,517

Energy — 0.91%
Mach Gen, LLC Common
Units[6]			347,486	20,154,188

Total Common Stock

(Cost $39,187,563)				25,545,705

Issues	Maturity Date		Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 7.96%
Money Market Funds — 1.99%
Dreyfus Cash Advantage Fund
0.06%[14]			22,037,000	22,037,000
DWS Money Market Series
Institutional Funds
0.05%[14]			22,037,000	22,037,000

				44,074,000

Repurchase Agreements — 2.93%
Deutsche Bank AG (Dated 6/30/14, total to be received $65,000,181, (collateralized by U.S. government sponsored agency obligations, 0.00% to 5.25%, due from 7/15/20 to 9/15/39, par and fair value of $98,793,000 and $66,300,350, respectively))
0.10%	07/01/14		65,000,000	65,000,000

U.S. Agency Discount Notes — 3.04%
Fannie Mae
0.04%[15]	07/14/14		2,900,000	2,899,952
Federal Home Loan Bank
0.06%[15]	09/05/14		22,000,000	21,998,790
0.07%[15]	09/03/14		22,000,000	21,998,834
0.07%[15]	09/19/14		20,500,000	20,498,627

				67,396,203

See accompanying notes to Schedule of Portfolio Investments.

82 / N-Q Report June 2014

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills — 0.00%
U.S. Treasury Bills
0.02%[15]	08/14/14	$11,000	$11,000

Total Short-Term Investments
(Cost $176,476,203)			176,481,203

Total Investments – 100.81%
(Cost $2,192,111,456)[1]			2,235,507,269

Liabilities in Excess of Other
Assets – (0.81%)			(18,031,254)

Net Assets – 100.00%			$2,217,476,015

Expiration Date	Premiums Paid	Notional Amount (000’s)[a]	(Depreciation)	Value

SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Teck Resources Limited, 3.15%, due 01/15/17. Counterparty: Morgan Stanley

03/20/19	$175,151	$5,000	$(131,987)	$43,164

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Teck Resources Limited., 3.15%, due 01/15/17. Counterparty: Morgan Stanley

03/20/19	170,929	5,000	(127,765)	43,164

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Alcoa, Inc., 5.72%, due 02/23/19 Counterparty: Goldman Sachs, Inc.

03/20/19	362,098	9,650	(273,825)	88,273

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Alcoa, Inc., 5.72%, due 02/23/19 Counterparty: Goldman Sachs, Inc.

03/20/19	308,951	9,750	(219,763)	89,188

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Freeport-McMoran Copper & Gold, Inc., 3.55%, due 03/01/22 Counterparty: Credit Suisse First Boston

03/20/19	202,717	9,850	(231,933)	(29,216)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Alcoa, Inc., 5.72%, due 02/23/19 Counterparty: Morgan Stanley

03/20/19	387,108	10,000	(295,633)	91,475

	$1,606,954	$49,250	$(1,280,906)	$326,048

[a]	The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

Notes:

[1]	Cost for federal income tax purposes is $2,193,365,185 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$82,408,780
Gross unrealized depreciation	(40,266,696)

Net unrealized appreciation	$42,142,084

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[3]	Floating rate security. The rate disclosed was in effect at June 30, 2014.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Non-income producing security.
[6]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $25,256,310, which is 1.14% of total net assets.
[7]	Worthless due to company bankruptcy filing.
[8]	Security is currently in default with regard to scheduled interest or principal payments.
[9]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
[10]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.
[11]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.73% cash or 9.23% payment-in-kind interest.
[12]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 11.00% cash or 12.00% payment-in-kind interest.
[13]	Inflation protected security. Principal amount reflects original security face amount.
[14]	Represents the current yield as of June 30, 2014.
[15]	Represents annualized yield at date of purchase.
†	Fair valued security. The aggregate value of fair valued securities is $5,102,122, which is 0.23% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(MTN): Medium-term note

(PIK): Payment in kind

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 83

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Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 87.91%
ASSET-BACKED SECURITIES — 19.34%**
Access Group, Inc., Series 2001, Class 2A1
0.59%	05/25/29	[2]	$3,297,884	$3,137,732
American Money Management Corp., Series 2013-13A, Class A1L (Cayman Islands)
1.68%	01/24/26	[2,3,4]	1,150,000	1,151,145
American Money Management Corp., Series 2014-14A, Class A1L
1.68%	07/27/26	2,4,†	1,900,000	1,896,087
ARES CLO Ltd., Series 2007-12A, Class A (Cayman Islands)
0.86%	11/25/20	[2,3,4]	817,458	812,610
ARES XXVI CLO Ltd., Series 2013-1A, Class A (Cayman Islands)
1.33%	04/15/25	[2,3,4]	1,900,000	1,880,136
Avalon IV Capital Ltd., Series 2012-1AR, Class CR (Cayman Islands)
3.08%	04/17/23	[2,3,4]	1,700,000	1,700,134
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15		7,225	7,247
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16		10,000	10,047
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E2
7.00%	03/20/17	†	15,000	14,850
Babson CLO Ltd., Series 2013-IA, Class A (Cayman Islands)
1.33%	04/20/25	[2,3,4]	1,400,000	1,388,316
Babson CLO Ltd., Series 2014-IA, Class A1 (Cayman Islands)
1.72%	07/12/25	[2,3,4]	1,800,000	1,801,048
Beacon Container Finance LLC, Series 2012-1A, Class A
3.72%	09/20/27	[4]	103,390	106,500
Blue Hill CLO Ltd., Series 2013-1A, Class C1
3.23%	01/15/26	[2,4]	1,300,000	1,288,693
BlueMountain CLO Ltd., Series 2013-1A, Class A1 (Cayman Islands)
1.42%	05/15/25	[2,3,4]	1,580,000	1,569,188
BlueMountain CLO Ltd., Series 2013-4A, Class E (Cayman Islands)
5.33%	04/15/25	[2,3,4]	50,000	46,693
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
0.43%	06/25/26	[2]	150,000	146,985
Brazos Higher Education Authority, Inc., Series 2006-2, Class A9
0.24%	12/26/24	[2]	35,195	34,674
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
1.03%	02/25/30	[2]	177,604	179,292

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
CAL Funding II Ltd., Series 2012-1A, Class A (Bermuda)
3.47%	10/25/27	[3,4]	$291,667	$293,498
Cent CLO LP, Series 2013-17A, Class A1 (Cayman Islands)
1.52%	01/30/25	[2,3,4]	1,710,000	1,699,624
Cent CLO LP, Series 2013-19A, Class A1A (Cayman Islands)
1.56%	10/29/25	[2,3,4]	1,800,000	1,794,285
CIFC Funding Ltd., Series 2012-2A, Class A1L (Cayman Islands)
1.63%	12/05/24	[2,3,4]	1,900,000	1,900,344
Cronos Containers Program Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	05/18/27	[3,4]	39,583	39,648
Cronos Containers Program Ltd., Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27	[3,4]	82,500	83,554
Dryden Senior Loan Fund, Series 2013-26A, Class C (Cayman Islands)
2.73%	07/15/25	[2,3,4]	900,000	863,396
Dryden XXII Senior Loan Fund, Series 2013-30A, Class C (Cayman Islands)
3.07%	11/15/25	[2,3,4]	1,330,000	1,318,066
Education Loan Asset-Backed Trust, Series 2013-1A, Class A2
0.95%	04/26/32	[2,4]	3,465,000	3,474,523
Educational Funding of the South, Inc., Series 2012-1, Class A
1.20%	03/25/36	[2]	215,339	219,774
Educational Services of America, Inc., Series 2012-2, Class A
0.88%	04/25/39	[2,4]	444,207	448,119
Flatiron CLO Ltd.
1.61%	07/17/26	2,4,†	1,900,000	1,898,094
Flatiron CLO Ltd., Series 2013-1A, Class A1 (Cayman Islands)
1.69%	01/17/26	[2,3,4]	1,300,000	1,302,963
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
0.80%	08/27/46	[2,4]	3,377,733	3,259,515
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L
0.30%	05/25/23	[2,4]	325,650	323,140
GE Business Loan Trust, Series 2004-2A, Class A
0.37%	12/15/32	[2,4]	1,103,243	1,060,014
GE Business Loan Trust, Series 2005-1A, Class A3
0.40%	06/15/33	[2,4]	1,784,128	1,707,982
Goal Capital Funding Trust, Series 2006-1, Class A3
0.35%	11/25/26	[2]	369,675	366,632

See accompanying notes to Schedule of Portfolio Investments.

84 / N-Q Report June 2014

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Goal Capital Funding Trust, Series 2006-1, Class B
0.68%	08/25/42	[2]	$802,284	$737,470
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A (Cayman Islands)
1.38%	04/25/25	[2,3,4]	1,800,000	1,783,112
GoldenTree Loan Opportunities VIII Ltd., Series 2014-8A, Class C (Cayman Islands)
2.93%	04/19/26	[2,3,4]	1,875,000	1,847,093
Higher Education Funding, Series 2014-1, Class A
1.28%	05/25/34	[2,4]	1,849,233	1,853,034
ING Investment Management CLO Ltd., Series 2013-1A, Class A1 (Cayman Islands)
1.37%	04/15/24	[2,3,4]	1,350,000	1,338,667
ING Investment Management Ltd., Series 2012-4A, Class A1 (Cayman Islands)
1.62%	10/15/23	[2,3,4]	1,800,000	1,800,189
J.G. Wentworth XX LLC, Series 2010-1A, Class B
9.31%	07/15/61	[4]	673,134	848,220
J.G. Wentworth XXX LLC, Series 2013-3A, Class B
5.54%	01/15/75	[4]	1,295,000	1,402,552
Jasper CLO Ltd., Series 2005-1A, Class A (Cayman Islands)
0.50%	08/01/17	[2,3,4]	174,548	174,202
LCM VI Ltd., Series 6A, Class A (Cayman Islands)
0.46%	05/28/19	[2,3,4]	425,526	417,411
Limerock CLO, Series 2014-2A, Class A (Cayman Islands)
1.74%	04/18/26	[2,3,4]	2,130,000	2,136,284
MSIM Peconic Bay Ltd., Series 2007-1A, Class C (Cayman Islands)
2.23%	07/20/19	[2,3,4]	355,000	358,084
National Collegiate Student Loan Trust, Series 2006-1, Class A3
0.34%	05/25/26	[2]	1,114,439	1,106,335
National Collegiate Student Loan Trust, Series 2006-2, Class A2
0.30%	07/25/26	[2]	1,314,147	1,309,720
National Collegiate Student Loan Trust, Series 2006-4, Class A2
0.29%	12/27/27	[2]	2,209,379	2,194,793
National Collegiate Student Loan Trust, Series 2007-2, Class A2
0.28%	06/26/28	[2]	1,638,010	1,597,993
National Collegiate Student Loan Trust, Series 2007-4, Class A2A3
3.65%	12/26/25	[2]	25,000	24,896
Navient Student Loan Trust, Series 2014-1, Class A4
0.94%	02/25/39	[2]	3,840,000	3,849,960

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B1
0.99%	02/25/36	2,4,†	$150,000	$116,249
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B2
1.03%	02/25/36	2,4,†	825,000	639,372
Nelnet Student Loan Trust, Series 2008-4, Class A4
1.71%	04/25/24	[2]	1,575,000	1,615,142
Nelnet Student Loan Trust, Series 2012-5A, Class A
0.75%	10/27/36	[2,4]	268,818	269,998
Nelnet Student Loan Trust, Series 2014-4A, Class A2
1.10%	11/25/43	[2,4]	1,865,000	1,872,870
Neuberger Berman CLO Ltd., Series 2014-16A, Class A1
1.74%	04/15/26	[2,4]	1,710,000	1,708,536
Nomad CLO Ltd., Series 2013-1A, Class A1 (Cayman Islands)
1.43%	01/15/25	[2,3,4]	1,680,000	1,667,800
Northstar Education Finance, Inc.
0.98%	01/29/46	[2]	135,000	134,682
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.65%	11/20/23	[2,3,4]	200,000	200,035
Octagon Investment Partners XV Ltd., Series 2013-1A, Class C (Cayman Islands)
3.08%	01/19/25	[2,3,4]	510,000	499,928
Race Point CLO Ltd., Series 2012-7A, Class A (Cayman Islands)
1.66%	11/08/24	[2,3,4]	250,000	250,360
Red River CLO Ltd., Series 1A, Class A (Cayman Islands)
0.50%	07/27/18	[2,3,4]	184,396	183,490
Scholar Funding Trust, Series 2011-A, Class A
1.13%	10/28/43	[2,4]	248,138	249,542
Scholar Funding Trust, Series 2012-B, Class A2
1.25%	03/28/46	[2,4]	150,000	154,029
SLC Student Loan Trust I, Series 2002-2, Class B2
1.65%	07/01/42	[2,4]	100,000	77,116
SLC Student Loan Trust, Series 2004-1, Class B
0.51%	08/15/31	[2]	1,050,049	949,328
SLC Student Loan Trust, Series 2005-2, Class B
0.51%	03/15/40	[2]	835,580	753,137
SLC Student Loan Trust, Series 2005-3, Class B
0.48%	06/15/40	[2]	1,720,815	1,570,567

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 85

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Series 2006-1, Class B
0.44%	03/15/39	[2]	$1,612,048	$1,439,185
SLC Student Loan Trust, Series 2006-2, Class A5
0.33%	09/15/26	[2]	175,000	171,917
SLC Student Loan Trust, Series 2006-2, Class B
0.46%	12/15/39	[2]	1,136,937	1,018,046
SLC Student Loan Trust, Series 2008-1, Class A4A
1.83%	12/15/32	[2]	1,824,000	1,912,528
SLC Student Loan Trust, Series 2008-2, Class B
1.98%	09/15/22	[2]	1,900,000	1,893,907
SLM Student Loan Trust, Series 2003-11, Class A6
0.98%	12/15/25	[2,4]	250,000	250,072
SLM Student Loan Trust, Series 2004-2, Class B
0.70%	07/25/39	[2]	1,057,822	987,702
SLM Student Loan Trust, Series 2004-5A, Class A5
0.83%	10/25/23	[2,4]	1,720,000	1,730,185
SLM Student Loan Trust, Series 2004-B, Class A4
0.66%	09/15/33	2,†	1,500,000	1,374,844
SLM Student Loan Trust, Series 2005-10, Class A4
0.34%	10/25/19	[2]	1,572,546	1,570,640
SLM Student Loan Trust, Series 2005-4, Class B
0.41%	07/25/40	[2]	1,073,997	965,238
SLM Student Loan Trust, Series 2005-8, Class A3
0.34%	10/25/24	[2]	1,594,700	1,592,021
SLM Student Loan Trust, Series 2005-9, Class B
0.53%	01/25/41	[2]	1,594,731	1,459,908
SLM Student Loan Trust, Series 2006-2, Class A4
0.32%	10/25/22	[2]	2,781,299	2,780,039
SLM Student Loan Trust, Series 2006-2, Class A6
0.40%	01/25/41	[2]	1,800,000	1,667,875
SLM Student Loan Trust, Series 2006-4, Class A5
0.33%	10/27/25	[2]	3,290,000	3,281,805
SLM Student Loan Trust, Series 2006-8, Class A6
0.39%	01/25/41	[2]	1,800,000	1,637,497
SLM Student Loan Trust, Series 2006-9, Class A5
0.33%	01/26/26	[2]	200,000	196,458

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2006-B, Class A5
0.50%	12/15/39	[2]	$2,595,000	$2,462,550
SLM Student Loan Trust, Series 2007-3, Class A4
0.29%	01/25/22	[2]	215,000	208,950
SLM Student Loan Trust, Series 2007-6, Class B
1.08%	04/27/43	[2]	686,508	627,450
SLM Student Loan Trust, Series 2007-7, Class B
0.98%	10/25/28	[2]	2,170,000	2,010,416
SLM Student Loan Trust, Series 2007-8, Class B
1.23%	04/27/43	[2]	2,208,139	2,069,770
SLM Student Loan Trust, Series 2008-2, Class B
1.43%	01/25/29	[2]	710,000	651,969
SLM Student Loan Trust, Series 2008-3, Class B
1.43%	04/25/29	[2]	710,000	658,055
SLM Student Loan Trust, Series 2008-4, Class A4
1.88%	07/25/22	[2]	2,200,000	2,320,259
SLM Student Loan Trust, Series 2008-4, Class B
2.08%	04/25/29	[2]	710,000	710,268
SLM Student Loan Trust, Series 2008-5, Class A3
1.53%	01/25/18	[2]	201,083	202,541
SLM Student Loan Trust, Series 2008-5, Class A4
1.93%	07/25/23	[2]	2,930,000	3,076,910
SLM Student Loan Trust, Series 2008-5, Class B
2.08%	07/25/29	[2]	2,910,000	2,992,363
SLM Student Loan Trust, Series 2008-6, Class B
2.08%	07/25/29	[2]	710,000	710,126
SLM Student Loan Trust, Series 2008-7, Class B
2.08%	07/25/29	[2]	710,000	715,576
SLM Student Loan Trust, Series 2008-8, Class A4
1.73%	04/25/23	[2]	3,210,000	3,352,945
SLM Student Loan Trust, Series 2008-8, Class B
2.48%	10/25/29	[2]	710,000	740,511
SLM Student Loan Trust, Series 2008-9, Class B
2.48%	10/25/29	[2]	2,915,000	3,085,755
SLM Student Loan Trust, Series 2010-1, Class A
0.55%	03/25/25	[2]	609,415	610,284

See accompanying notes to Schedule of Portfolio Investments.

86 / N-Q Report June 2014

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2011-1, Class A2
1.30%	10/25/34	[2]	$2,680,000	$2,763,980
SLM Student Loan Trust, Series 2011-2, Class A2
1.35%	10/25/34	[2]	1,535,000	1,600,481
SLM Student Loan Trust, Series 2012-1, Class A3
1.10%	09/25/28	[2]	1,300,000	1,340,433
SLM Student Loan Trust, Series 2012-2, Class A
0.85%	01/25/29	[2]	1,611,257	1,625,814
SLM Student Loan Trust, Series 2012-7, Class A3
0.80%	05/26/26	[2]	200,000	200,295
SLM Student Loan Trust, Series 2013-3, Class A2
0.45%	05/26/20	[2]	3,360,000	3,362,648
SLM Student Loan Trust, Series 2013-4, Class A
0.70%	06/25/27	[2]	3,103,461	3,111,783
SLM Student Loan Trust, Series 2013-6, Class A2
0.65%	02/25/21	[2]	1,760,000	1,770,646
SLM Student Loan Trust, Series 2014-1, Class A3
0.75%	02/26/29	[2]	1,670,000	1,673,358
Sound Point CLO Ltd., Series 2012-1A, Class C (Cayman Islands)
3.53%	10/20/23	[2,3,4]	1,800,000	1,800,150
Spirit Master Funding LLC, Series 2013-2A, Class A
5.27%	12/20/43	[4]	1,530,206	1,663,797
Spirit Master Funding LLC, Series 2014-1A, Class A1
5.05%	07/20/40	[4]	168,273	178,473
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	4,†	904,667	1,088,457
Structured Receivables Finance LLC, Series 2010-B, Class B
7.97%	08/15/36	4,†	720,000	895,339
Symphony CLO Ltd., Series 2012-9A, Class C (Cayman Islands)
3.48%	04/16/22	[2,3,4]	1,645,000	1,645,154
TAL Advantage LLC, Series 2006-1, Class NOTE
0.34%	04/20/21	[2,4]	25,667	25,410
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.29%	02/26/19	[2,4]	28,500	28,438

Total Asset-Backed Securities (Cost $152,335,741)				154,827,965

Issues	Maturity Date		Principal Amount	Value

BANK LOANS — 0.86%*
Automotive — 0.06%
Navistar, Inc., Term Loan B, 1st Lien
0.58%	08/17/17	[2]	$500,000	$510,520

Electric — 0.08%
Dynegy, Inc., Term Loan B2, 1st Lien
0.40%	04/23/20	[2]	609,230	611,801

Energy — 0.05%
Alinta Energy Finance Pty Ltd., Term Loan B, 1st Lien
0.64%	08/13/19	[2]	347,076	353,257
Alinta Energy Finance Pty Ltd., Term Loan DD, 1st Lien
0.05%	08/13/18	[2]	22,877	23,285

				376,542

Finance — 0.19%
Delos Finance SARL, Term Loan B, 1st Lien
0.35%	03/06/21	[2]	1,500,000	1,501,718

Services — 0.48%
AABS Ltd. Loan, Series 2013-1, Class A (STEP) (Bermuda)
0.47%	01/15/38	2,3,†	3,709,103	3,829,590

Total Bank Loans (Cost $6,781,472)				6,830,171

CORPORATES — 19.48%*
Automotive — 0.56%
Daimler Finance North America LLC
0.83%	01/09/15	[2,4]	500,000	501,289
Ford Motor Co.
6.50%	08/01/18		1,000,000	1,170,513
General Motors Co.
4.88%	10/02/23	[4]	1,710,000	1,804,050
Tenedora Nemak SA de CV (Mexico)
5.50%	02/28/23	[3,4]	1,000,000	1,035,000

				4,510,852

Banking — 3.16%
Abbey National Treasury Services PLC (United Kingdom)
3.05%	08/23/18	[3]	425,000	445,503
Abbey National Treasury Services PLC/London (United Kingdom)
3.88%	11/10/14	[3,4]	125,000	126,546
Akbank TAS (Turkey)
5.00%	10/24/22	[3,4]	1,000,000	999,250
Banco de Costa Rica (Costa Rica)
5.25%	08/12/18	[3,4]	1,000,000	1,032,250
Banco Santander SA (Spain)
5.95%	01/30/24	[2,3,4]	700,000	737,625

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 87

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Banking (continued)
Bank of America N.A. (BKNT)
0.51%	06/15/16	[2]	$122,000	$121,345
0.53%	06/15/17	[2]	2,000,000	1,978,348
5.30%	03/15/17		1,575,000	1,733,341
6.00%	06/15/16		2,075,000	2,262,453
6.10%	06/15/17		1,100,000	1,241,723
BBVA Bancomer SA/Texas (Mexico)
6.75%	09/30/22	[3,4]	500,000	573,750
Credit Suisse/New York (YCD) (Switzerland)
0.47%	04/10/15	[2,3]	1,500,000	1,501,675
0.55%	08/24/15	[2,3]	3,500,000	3,498,985
HBOS PLC, Series G (MTN) (United Kingdom)
6.75%	05/21/18	[3,4]	1,425,000	1,643,185
Macquarie Bank Ltd. (Australia)
0.67%	06/15/16	[2,3,4]	1,500,000	1,501,805
5.00%	02/22/17	[3,4]	170,000	185,381
6.62%	04/07/21	[3,4]	1,074,000	1,234,617
National Australia Bank Ltd. (Australia)
1.60%	08/07/15	[3]	250,000	253,188
Royal Bank of Scotland PLC (United Kingdom)
2.55%	09/18/15	[3]	350,000	356,643
5.12%	05/28/24	[3]	2,000,000	2,025,924
6.10%	06/10/23	[3]	700,000	769,962
6.12%	12/15/22	[3]	100,000	109,183
Sberbank of Russia via SB Capital SA (Luxembourg)
5.25%	05/23/23	[3,4]	500,000	475,000
VTB Bank OJSC via VTB Capital SA (Luxembourg)
6.95%	10/17/22	[3,4]	500,000	512,500

				25,320,182

Communications — 0.54%
CCO Holdings LLC/CCO Holdings Capital Corp. (WI)
8.12%	04/30/20		65,000	71,013
CSC Holdings LLC
6.75%	11/15/21		60,000	66,225
Intelsat Jackson Holdings SA (Luxembourg)
7.25%	10/15/20	[3]	860,000	933,100
Myriad International Holdings BV (Netherlands)
6.00%	07/18/20	[3,4]	500,000	555,000
Qwest Corp.
7.25%	09/15/25		300,000	357,159
Sprint Nextel Corp.
9.00%	11/15/18	[4]	1,250,000	1,520,313

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Communications (continued)
Windstream Corp. (WI)
8.12%	09/01/18		$785,000	$824,250

				4,327,060

Consumer Discretionary — 0.37%
Catholic Health Initiatives
4.20%	08/01/23		2,700,000	2,805,129
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (WI)
5.75%	10/15/20		150,000	158,437

				2,963,566

Electric — 2.79%
DPL, Inc.
6.50%	10/15/16		545,000	592,688
Duquesne Light Holdings, Inc.
6.40%	09/15/20	[4]	2,641,000	3,108,592
Electricite de France SA (France)
5.25%	07/29/49	[2,3,4]	125,000	127,969
5.62%	12/29/49	[2,3,4]	1,275,000	1,338,368
FirstEnergy Transmission LLC
4.35%	01/15/25	[4]	2,000,000	2,023,150
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[4]	1,375,000	1,702,505
GenOn Americas Generation LLC
8.50%	10/01/21		1,025,000	1,073,688
Homer City Generation LP (PIK)
8.14%	10/01/19	[5]	2,100,000	2,252,250
Hrvatska Elektroprivreda (Croatia)
6.00%	11/09/17	[3,4]	500,000	533,125
Ipalco Enterprises, Inc.
7.25%	04/01/16	[4]	2,850,000	3,118,235
Metropolitan Edison Co.
7.70%	01/15/19		2,230,000	2,726,192
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		1,000,000	1,193,791
PNM Resources, Inc.
9.25%	05/15/15		200,000	215,252
Public Service Co. of New Mexico
5.35%	10/01/21		50,000	54,862
Southwestern Electric Power Co.
6.45%	01/15/19		1,885,000	2,238,526

				22,299,193

Energy — 1.48%
Florida Gas Transmission Co. LLC
4.00%	07/15/15	[4]	500,000	516,679
Gazprom OAO Via Gaz Capital SA, Series REGS (Russia)
4.95%	02/06/28	[3]	500,000	471,250

See accompanying notes to Schedule of Portfolio Investments.

88 / N-Q Report June 2014

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Energy (continued)
GeoPark Latin America Ltd., Agencia En Chile (Bermuda)
7.50%	02/11/20	[3,4]	$600,000	$652,500
Newfield Exploration Co.
5.62%	07/01/24		165,000	182,531
6.88%	02/01/20		125,000	133,125
Pacific Drilling V Ltd. (Luxembourg)
7.25%	12/01/17	[3,4]	725,000	770,313
Pacific Rubiales Energy Corp., Series REGS (Canada)
7.25%	12/12/21	[2]	500,000	558,750
Peabody Energy Corp.
4.75%	12/15/41		900,000	680,063
Petrobras Global Finance BV (Netherlands)
2.37%	01/15/19	[2,3]	1,200,000	1,210,173
Petroleos Mexicanos (Mexico)
1.70%	12/20/22	[3]	127,500	119,773
Plains Exploration & Production Co.
6.88%	02/15/23		900,000	1,057,500
Ruby Pipeline LLC
6.00%	04/01/22	[4]	1,600,000	1,787,892
Sabine Pass Liquefaction LLC
5.75%	05/15/24	[4]	2,000,000	2,100,000
Sabine Pass LNG LP
7.50%	11/30/16	[4]	500,000	537,500
SandRidge Energy, Inc.
8.12%	10/15/22		550,000	607,750
SM Energy Co.
6.50%	01/01/23		165,000	179,438
Tennessee Gas Pipeline Co. LLC
8.00%	02/01/16		225,000	251,234

				11,816,471

Finance — 3.51%
Astoria Depositor Corp.
8.14%	05/01/21	[4]	440,000	466,400
CIT Group, Inc.
6.62%	04/01/18	[4]	1,000,000	1,127,500
Citigroup, Inc.
0.78%	08/25/36	[2]	4,050,000	3,228,773
1.19%	07/25/16	[2]	1,000,000	1,011,193
4.59%	12/15/15		125,000	131,813
6.12%	05/15/18		100,000	115,313
Ford Motor Credit Co. LLC
3.88%	01/15/15		400,000	407,220
General Electric Capital Corp. (MTN)
0.60%	05/05/26	[2]	1,000,000	925,946
0.70%	08/15/36	[2]	4,085,000	3,478,474
4.65%	10/17/21		70,000	77,891

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc.
2.90%	07/19/18		$1,000,000	$1,031,645
5.95%	01/18/18		75,000	85,273
Goldman Sachs Group, Inc. (MTN)
1.83%	11/29/23	[2]	1,401,000	1,440,252
Grupo Aval Ltd. (Cayman Islands)
4.75%	09/26/22	[3,4]	600,000	594,750
International Lease Finance Corp.
6.50%	09/01/14	[4]	175,000	176,750
6.75%	09/01/16	[4]	400,000	442,520
JPMorgan Chase Capital XIII, Series M
1.18%	09/30/34	[2]	225,000	192,375
JPMorgan Chase Capital XXI, Series U
1.17%	02/02/37	[2]	7,410,000	6,187,350
JPMorgan Chase Capital XXIII
1.22%	05/15/47	[2]	3,750,000	3,028,125
KKR Group Finance Co. LLC
6.38%	09/29/20	[4]	400,000	472,315
Raymond James Financial, Inc.
8.60%	08/15/19		530,000	670,006
Reckson Operating Partnership LP
5.00%	08/15/18		145,000	158,025
ZFS Finance USA Trust II
6.45%	12/15/65	[2,4]	2,475,000	2,676,094

				28,126,003

Health Care — 1.29%
Hartford HealthCare Corp.
5.75%	04/01/44		1,525,000	1,695,396
Hospira, Inc.
5.20%	08/12/20		1,000,000	1,095,608
North Shore Long Island Jewish Health Care, Inc.
4.80%	11/01/42		650,000	637,635
6.15%	11/01/43		2,250,000	2,703,122
Providence Health & Services Obligated Group
1.18%	10/01/17	[2]	3,200,000	3,194,876
Tenet Healthcare Corp.
4.50%	04/01/21		1,000,000	1,017,500

				10,344,137

Industrials — 0.40%
Cemex Espana Luxembourg (Spain)
9.88%	04/30/19	[3,4]	600,000	691,314
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15	[3,4]	200,000	203,385
4.88%	07/15/21	[3,4]	700,000	767,094

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 89

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Industrials (continued)
Odebrecht Offshore Drilling Finance Ltd. (Cayman Islands)
6.75%	10/01/22	[3,4]	$482,100	$517,293
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.90%	03/22/23	[3,4]	325,000	331,226
5.12%	02/22/21	[3,4]	660,000	733,685

				3,243,997

Insurance — 0.52%
Farmers Exchange Capital
7.20%	07/15/48	[4]	150,000	187,742
Farmers Exchange Capital II
6.15%	11/01/53	[2,4]	2,500,000	2,828,058
Farmers Insurance Exchange
6.00%	08/01/14	[4]	200,000	200,649
Metropolitan Life Global Funding I
1.50%	01/10/18	[4]	500,000	498,086
1.70%	06/29/15	[4]	175,000	176,988
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,4]	250,000	255,625

				4,147,148

Materials — 0.11%
Barrick Gold Corp. (WI)(Canada)
4.10%	05/01/23	[3]	900,000	897,913

Real Estate Investment Trust (REIT) — 3.17%
Arc Properties Operating Partnership LP/Clark Acquisition LLC
2.00%	02/06/17	[4]	2,700,000	2,711,701
AvalonBay Communities, Inc.
3.62%	10/01/20		1,500,000	1,569,525
Boston Properties LP
5.62%	11/15/20		1,750,000	2,017,657
5.88%	10/15/19		200,000	233,819
Essex Portfolio LP
3.62%	08/15/22		250,000	251,815
5.50%	03/15/17	[4]	2,197,000	2,435,036
HCP, Inc.
2.62%	02/01/20		1,500,000	1,502,695
5.62%	05/01/17		100,000	111,886
6.00%	01/30/17		1,000,000	1,120,113
Health Care REIT, Inc.
4.95%	01/15/21		1,020,000	1,128,212
Healthcare Realty Trust, Inc.
5.75%	01/15/21		250,000	283,046
6.50%	01/17/17		875,000	984,363
Highwoods Realty LP
7.50%	04/15/18		800,000	948,544

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Host Hotels & Resorts LP (WI)
5.88%	06/15/19		$2,684,000	$2,884,387
Liberty Property LP (MTN)
7.50%	01/15/18		900,000	1,041,357
Mack-Cali Realty LP
2.50%	12/15/17		1,000,000	1,013,549
Post Apartment Homes LP
3.38%	12/01/22		100,000	97,943
4.75%	10/15/17		270,000	296,477
SL Green Realty Corp./SL Green Operating Partnership
7.75%	03/15/20		2,375,000	2,877,283
WEA Finance LLC
4.62%	05/10/21	[4]	750,000	861,539
WEA Finance LLC/WCI Finance LLC
5.70%	10/01/16	[4]	125,000	140,878
WEA Finance LLC/WT Finance Aust Pty Ltd.
5.75%	09/02/15	[4]	150,000	162,211
6.75%	09/02/19	[4]	550,000	685,497

				25,359,533

Transportation — 1.58%
America West Airlines Pass-Through Trust, Series 2001-1, Class 11G
7.10%	04/02/21		1,849,358	2,063,144
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		60,911	66,240
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23	[4]	1,843,761	2,005,090
Autopistas Metropolitanas de Puerto Rico LLC
6.75%	06/30/35	[4]	750,000	668,777
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		91,723	99,061
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.54%	08/02/20		2,186,637	2,453,817
Continental Airlines Pass-Through Trust, Series 2012-1, Class B
6.25%	04/11/20		67,399	73,801
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		1,204,073	1,419,301
JetBlue Airways Pass-Through Trust, Series 2004, Class G2
0.67%	11/15/16	[2]	250,000	244,125
UAL Pass-Through Trust, Series 2009-2A
9.75%	01/15/17		2,403,900	2,746,456

See accompanying notes to Schedule of Portfolio Investments.

90 / N-Q Report June 2014

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Transportation (continued)
US Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		$564,427	$642,036
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		115,887	131,894

				12,613,742

Total Corporates (Cost $150,528,461)				155,969,797

FOREIGN GOVERNMENT OBLIGATIONS — 0.59%
Foreign Government Obligations — 0.59%
Hungary Government International Bond (Hungary)
5.75%	11/22/23	[3]	750,000	830,625
Kommunalbanken AS (Norway)
0.25%	08/28/14	[2,3,4]	710,000	709,958
Perusahaan Penerbit SBSN Indonesia (Indonesia)
6.12%	03/15/19	[3,4]	1,000,000	1,116,250
Republic of Serbia, Series REGS (Serbia)
4.88%	02/25/20	[3]	450,000	456,750
Romanian Government Bond (Romania)
4.88%	01/22/24	[3,4]	1,000,000	1,065,000
Slovenia Government International Bond (Slovenia)
5.50%	10/26/22	[3,4]	500,000	553,125

Total Foreign Government Obligations (Cost $4,486,806)				4,731,708

MORTGAGE-BACKED — 42.95%**
Commercial Mortgage-Backed — 6.27%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.35%	09/10/47	[2]	105,000	109,874
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2
5.32%	09/10/47		333,003	334,223
Bayview Commercial Asset Trust, Series 2004-2, Class A
0.58%	08/25/34	[2,4]	1,100,086	1,038,213
Bayview Commercial Asset Trust, Series 2005-3A, Class A1
0.47%	11/25/35	[2,4]	309,456	277,358
Bayview Commercial Asset Trust, Series 2008-4, Class A3
2.90%	07/25/38	[2,4]	1,200,000	1,170,798

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3
5.47%	06/11/41	[2]	$91,362	$91,358
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A3
5.21%	12/11/38		485,012	489,069
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4
5.76%	04/12/38	[2]	116,792	124,175
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3
5.74%	06/11/50		800,264	801,350
Commercial Mortgage Trust, Series 2005-GG5, Class A41
5.24%	04/10/37	[2]	153,434	153,375
Commercial Mortgage Trust, Series 2006-C8, Class AAB
5.29%	12/10/46		269,760	273,213
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4
5.10%	08/15/38	[2]	63,759	65,652
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class A4
5.23%	12/15/40	[2]	64,505	67,323
DBRR Trust, Series 2013-EZ3, Class A
1.64%	12/18/49	[2,4]	3,327,071	3,352,024
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2
3.64%	08/10/44		470,000	493,770
GE Business Loan Trust, Series 2003-2A, Class A
0.52%	11/15/31	[2,4]	986,413	938,063
GE Business Loan Trust, Series 2006-2A, Class A
0.33%	11/15/34	[2,4]	2,850,060	2,682,586
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4
6.02%	07/10/38	[2]	1,233,330	1,328,482
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44		163,000	173,448
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A5
4.88%	01/15/42		3,300,000	3,336,592
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5
4.65%	01/12/37		142,055	142,008

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 91

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4
4.90%	09/12/37		$90,000	$92,680
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A3A
4.68%	07/15/42		428,452	430,965
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A4A
4.94%	08/15/42	[2]	1,523,517	1,575,471
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A3
5.43%	12/15/44	[2]	509,628	514,074
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class ASB
5.51%	12/12/44	[2]	104,826	107,373
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class ASB
5.42%	12/12/43		89,625	93,199
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4
5.40%	05/15/45		172,428	185,847
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class AMS
5.34%	05/15/47		2,200,000	2,233,000
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class ASB
5.86%	02/15/51		373,828	397,619
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class ASB
5.88%	02/12/49	[2]	204,903	216,291
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2010-C1, Class A1
3.85%	06/15/43	[4]	3,393,445	3,467,515
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3
4.17%	08/15/46		1,355,000	1,476,169
LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A1A
4.48%	10/15/29		182,195	183,245
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4
4.74%	02/15/30		2,303,874	2,331,687

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-2A, Class 1A
0.35%	09/25/36	[2,4]	$1,368,902	$1,288,025
Merrill Lynch Mortgage Investors, Inc., Series 2005-LC1, Class A4
5.29%	01/12/44	[2]	50,173	52,761
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A3A
4.95%	07/12/38	[2]	2,887,355	2,919,438
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A3
2.51%	11/15/45		947,000	950,685
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45		1,360,000	1,344,850
Morgan Stanley Capital I Trust, Series 2001-C3, Class A2
3.22%	08/15/49		136,403	142,119
Morgan Stanley Capital I Trust, Series 2005-T19, Class A4A
4.89%	06/12/47		123,188	127,035
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4
5.33%	12/15/43		96,973	104,571
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4
5.16%	10/12/52	[2]	295,000	308,978
Morgan Stanley Capital I Trust, Series 2006-T23, Class A3
5.81%	08/12/41	[2]	2,932,507	2,942,474
Morgan Stanley Capital I Trust, Series 2006-T23, Class A4
5.98%	08/12/41	[2]	940,000	1,020,884
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4
5.83%	06/11/42	[2]	1,100,000	1,227,392
Morgan Stanley Capital I Trust, Series 2011-C3, Class A4
4.12%	08/15/49		90,000	96,890
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4
3.24%	03/15/45		1,200,000	1,223,147
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7
5.12%	07/15/42	[2]	543,620	561,990
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		1,380,000	1,380,494
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2
3.79%	02/15/44	[4]	1,100,000	1,141,432

See accompanying notes to Schedule of Portfolio Investments.

92 / N-Q Report June 2014

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2
2.68%	11/15/44		$110,000	$113,914
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		1,300,000	1,368,297
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class A3
2.87%	11/15/45		1,185,000	1,174,371

				50,237,836

Non-Agency Mortgage-Backed — 30.45%
Aames Mortgage Investment Trust, Series 2006-1, Class A4
0.71%	04/25/36	[2]	1,725,000	1,424,277
ACE Securities Corp., Series 2003-MH1, Class B1
6.50%	08/15/30	[2,4]	28,162	28,800
ACE Securities Corp., Series 2006-OP2, Class A2C
0.30%	08/25/36	[2]	872,395	656,747
ACE Securities Corp., Series 2007-ASP1, Class A2D
0.53%	03/25/37	[2]	4,428,789	2,662,868
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
0.38%	09/25/35	[2]	869,324	835,944
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C
0.34%	05/25/47	[2]	888,566	645,563
Asset-Backed Funding Certificates, Series 2007-NC1, Class A2
0.45%	05/25/37	[2,4]	4,432,000	3,293,444
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B
1.15%	06/25/37	[2]	3,700,301	2,494,941
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1
1.13%	12/25/34	[2]	2,575,056	2,300,601
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A4
0.45%	01/25/36	[2]	5,000,000	4,419,412
Banc of America Alternative Loan Trust, Series 2003-3, Class A4
5.75%	05/25/33		996,200	1,028,410
Banc of America Alternative Loan Trust, Series 2003-4, Class 1A5
5.50%	06/25/33		1,010,407	1,047,170
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
5.50%	10/25/33		2,770,730	2,849,603

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Alternative Loan Trust, Series 2003-9, Class 1CB5
5.50%	11/25/33		$987,567	$1,017,000
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20		216,769	221,185
Banc of America Funding Corp., Series 2004-B, Class 5A1
2.83%	11/20/34	[2]	1,019,360	991,427
Banc of America Funding Corp., Series 2006-D, Class 3A1
2.68%	05/20/36	[2]	3,784,762	3,440,398
Banc of America Funding Corp., Series 2006-G, Class 2A1
0.37%	07/20/36	[2]	3,338,465	3,173,668
Banc of America Funding Corp., Series 2006-G, Class 2A4
0.44%	07/20/36	[2]	1,550,000	1,442,552
Banc of America Funding Corp., Series 2006-H, Class 2A3
2.79%	09/20/46	[2]	2,140,205	1,843,315
BCAP LLC Trust, Series 2009-RR4, Class 1A1
9.50%	06/26/37	[4]	1,141,472	1,201,627
BCAP LLC Trust, Series 2012-R11, Class 11A1
2.61%	09/26/36	[2,4]	2,149,018	2,181,809
BCAP LLC Trust, Series 2013-RR2, Class 6A1
2.77%	06/26/37	[2,4]	755,139	755,407
Bear Stearns ALT-A Trust, Series 2005-7, Class 25A1
2.54%	09/25/35	[2]	113,003	92,703
Bear Stearns ARM Trust, Series 2005-2, Class A1
2.58%	03/25/35	[2]	706,818	719,264
Bear Stearns ARM Trust, Series 2005-9, Class A1
2.41%	10/25/35	[2]	3,580,780	3,557,215
Bear Stearns Asset-Backed Securities Trust, Series 2005-AC6, Class 1A3
5.50%	09/25/35	[2]	1,342,632	1,401,306
Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		386,536	346,393
Bear Stearns Asset-Backed Securities Trust, Series 2006-HE9, Class 1A2
0.30%	11/25/36	[2]	2,706,736	1,959,584
BNC Mortgage Loan Trust, Series 2007-4, Class A3A
0.40%	11/25/37	[2]	236,139	235,448

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 93

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Centex Home Equity Loan Trust, Series 2005-D, Class M1
0.58%	10/25/35	[2]	$350,000	$342,232
Centex Home Equity Loan Trust, Series 2006-A, Class AV4
0.40%	06/25/36	[2]	4,450,000	3,992,220
Chase Mortgage Finance Corp., Series 2007-A1, Class 8A1
2.65%	02/25/37	[2]	3,515,552	3,582,344
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
0.41%	11/25/35	[2]	158,354	109,509
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class MV1
0.80%	08/25/35	[2]	598,104	591,050
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A
5.36%	06/25/36	[2]	1,079,892	1,048,100
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class A2D
0.39%	08/25/36	[2]	2,300,000	1,881,524
Citigroup Mortgage Loan Trust, Inc., Series 2006-NC1, Class A2C
0.29%	08/25/36	[2]	4,023,690	3,118,963
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A
0.30%	08/25/36	[2]	334,147	314,058
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
0.35%	01/25/37	[2]	4,000,000	3,724,195
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.33%	03/25/37	[2]	1,481,346	1,441,328
Citigroup Mortgage Loan Trust, Inc., Series 2010-9, Class 5A (STEP)
7.95%	03/25/37	[4]	290,000	299,905
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30		82,694	88,885
Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1A
2.56%	03/25/47	[2]	66,971	66,150
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
2.60%	11/20/34	[2]	201,665	199,151
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-4, Class 4A1
0.44%	02/25/35	[2]	70,097	55,584
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
0.45%	05/25/35	[2]	231,302	204,175

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1
0.80%	07/25/37	[2]	$3,507,291	$2,437,967
Credit Suisse First Boston Commercial Mortgage Trust, Series 2003-AR26, Class 3A1
2.48%	11/25/33	[2]	2,983,465	3,021,011
Credit Suisse First Boston Commercial Mortgage Trust, Series 2005-11, Class 1A1
6.50%	12/25/35		1,091,164	886,082
Credit Suisse First Boston Commercial Mortgage Trust, Series 2006-8, Class 3A1
6.00%	10/25/21		637,379	624,965
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 9A1
2.31%	06/25/34	[2]	877,952	891,804
Credit Suisse Mortgage Capital Certificates, Series 2013-3R, Class 5A1
2.53%	10/27/36	[2,4]	908,591	911,460
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF4 (STEP)
3.54%	01/25/36		2,958,430	2,214,536
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF3 (STEP)
3.77%	12/25/36		1,000,000	656,627
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB3, Class AV4
0.41%	03/25/36	[2]	2,900,000	1,933,388
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A2
0.26%	11/25/36	[2]	4,842,690	2,741,680
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR2, Class A2
0.38%	02/25/37	[2]	2,071,404	1,209,694
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR4, Class A2B
0.35%	05/25/37	[2]	3,901,113	2,536,699
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 (STEP)
4.21%	01/25/37		321,709	172,911
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
4.73%	02/25/37		4,484,325	3,327,593

See accompanying notes to Schedule of Portfolio Investments.

94 / N-Q Report June 2014

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.73%	02/25/37		$1,583,493	$1,174,941
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A3 (STEP)
4.21%	03/25/37		2,631,194	1,614,090
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1 (STEP)
0.21%	04/25/37	[2]	2,965,648	2,044,403
Credit-Based Asset Servicing and Securitization LLC, Series 2007-NC1, Class A2B
0.30%	12/25/36	[2]	3,424,830	1,933,861
DBRR Trust, Series 2012-EZ1, Class A
0.95%	09/25/45	[4]	8,027	8,034
DBRR Trust, Series 2013-EZ2, Class A
0.85%	02/25/43	[2,4]	571,768	571,199
Deutsche Mortgage Securities, Inc., Series 2010-RS2, Class A3
3.99%	06/28/47	[2,4]	3,400,000	3,446,936
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR6, Class 2A1A
0.44%	10/19/45	[2]	323,792	288,968
Downey Savings & Loan Association Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
0.36%	10/19/36	[2]	1,146,567	972,454
Downey Savings & Loan Association Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
0.30%	04/19/48	[2]	1,486,388	1,245,345
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
0.52%	01/19/45	[2]	2,078,581	1,826,718
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FFA, Class M2 (STEP)
5.98%	03/25/25		91,592	94,290
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF11, Class 2A3
0.30%	08/25/36	[2]	2,576,036	1,933,282
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF18, Class A2D
0.36%	12/25/37	[2]	2,952,264	1,828,157
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF2, Class A2B
0.25%	03/25/37	[2]	1,184,386	748,683
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.20%	09/25/34	[2]	389,451	384,629

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A3
2.20%	09/25/34	[2]	$3,972,404	$3,880,473
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA7, Class 1A1
2.24%	02/25/35	[2]	225,503	206,568
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1
2.24%	09/25/35	[2]	3,918,268	3,464,003
First Horizon Alternative Mortgage Securities, Series 2005-AA3, Class 3A1
2.26%	05/25/35	[2]	3,406,812	3,198,528
First Horizon Asset Securities, Inc., Series 2004-AR5, Class 2A1
2.57%	10/25/34	[2]	172,724	171,679
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1
2.58%	10/25/35	[2]	448,455	398,912
First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A2
2.52%	08/25/37	[2]	445,142	373,430
First NLC Trust, Series 2005-4, Class A4
0.54%	02/25/36	[2]	2,200,000	1,642,023
GE Business Loan Trust, Series 2007-1A, Class A
0.32%	04/16/35	[2,4]	2,170,610	2,043,245
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
2.94%	04/19/36	[2]	3,476,434	3,153,362
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[2,4]	34,518	37,109
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
0.33%	01/25/47	[2]	517,039	488,647
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3
4.57%	08/10/42		7,496	7,497
GSAA Home Equity Trust, Series 2006-4, Class 4A2
0.38%	03/25/36	[2]	1,141,910	1,008,597
GSAA Trust, Series 2006-2, Class 2A3
0.42%	12/25/35	[2]	500,000	498,297
GSAMP Trust, Series 2006-FM3, Class A2C
0.35%	11/25/36	[2]	5,845,812	3,297,897
GSR Mortgage Loan Trust, Series 2005-4F, Class 4A3
5.50%	05/25/35		207,049	215,421
GSR Mortgage Loan Trust, Series 2005-7F, Class 3A3 (IO)
5.35%	09/25/35	[2,6]	110,372	9,820

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 95

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.66%	09/25/35	[2]	$671,771	$679,520
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1
2.59%	04/25/36	[2]	754,205	689,847
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
5.20%	05/25/47	[2]	3,383,756	3,228,273
Home Equity Loan Trust, Series 2007-2, Class A3V
0.37%	07/20/36	[2]	126,795	126,439
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A1
4.57%	09/25/35	[2]	719,201	636,262
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1
4.75%	10/25/35	[2]	1,530,653	1,331,008
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 3A1
2.66%	05/25/36	[2]	380,426	304,716
IndyMac Index Mortgage Loan Trust, Series 2007-AR5, Class 2A1
2.66%	05/25/37	[2]	2,301,439	1,716,712
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		106,620	110,910
JPMorgan Mortgage Acquisition Corp., Series 2007-CH5, Class A4
0.31%	05/25/37	[2]	1,773,000	1,564,613
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1
2.74%	08/25/35	[2]	180,671	174,030
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
2.65%	05/25/36	[2]	125,222	105,521
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		1,178,255	1,178,243
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		1,041,883	1,042,540
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		33,582	34,543
Lehman XS Trust, Series 2005-4, Class 1A3
0.95%	10/25/35	[2]	362,296	343,048
Luminent Mortgage Trust, Series 2007-2, Class 1A3
0.37%	05/25/37	[2]	2,011,642	1,846,167
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
2.07%	11/25/33	[2]	713,345	731,328

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 8A1
4.58%	10/25/34	[2]	$449,588	$444,307
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
2.11%	04/25/34	[2]	240,663	233,593
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1
2.63%	02/25/36	[2]	393,745	390,549
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2
0.26%	03/25/47	[2]	3,555,244	3,498,893
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4
0.43%	05/25/37	[2]	3,150,000	2,049,938
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D
0.48%	04/25/37	[2]	883,581	137,377
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
0.31%	10/25/36	[2]	1,754,190	1,424,586
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2B
0.32%	05/25/37	[2]	4,269,282	2,565,382
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4
0.40%	07/25/37	[2]	1,931,564	1,206,133
Merrill Lynch Mortgage Investors Trust, Series 2003-A6, Class 2A
2.65%	10/25/33	[2]	731,522	722,390
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		113,110	136,219
Morgan Stanley Capital, Inc., Series 2006-HE4, Class A3
0.30%	06/25/36	[2]	3,142,794	2,312,235
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4
0.43%	02/25/36	[2]	4,000,000	3,551,836
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.06%	09/25/34	[2]	1,656,857	1,604,415
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1
0.43%	11/25/35	[2]	412,287	408,354
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 1A
5.25%	02/25/21		621,274	611,520
Morgan Stanley Reremic Trust, Series 2013-R3, Class 12A
2.75%	01/26/47	[2,4]	853,791	858,014
MortgageIT Trust, Series 2005-4, Class A1
0.43%	10/25/35	[2]	4,343,665	4,012,313

See accompanying notes to Schedule of Portfolio Investments.

96 / N-Q Report June 2014

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MortgageIT Trust, Series 2005-5, Class A1
0.41%	12/25/35	[2]	$1,494,408	$1,416,607
New York Mortgage Trust, Series 2005-3, Class A1
0.39%	02/25/36	[2]	162,476	151,861
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
0.46%	06/25/47	[2]	5,152,000	3,437,695
Residential Accredit Loans, Inc., Series 2005-QA13, Class 2A1
3.57%	12/25/35	[2]	3,237,787	2,716,374
Residential Accredit Loans, Inc., Series 2005-QA4, Class A41
2.93%	04/25/35	[2]	638,118	636,650
Residential Accredit Loans, Inc., Series 2005-QA7, Class A21
2.92%	07/25/35	[2]	3,552,441	3,241,398
Residential Accredit Loans, Inc., Series 2005-QA8, Class CB21
3.28%	07/25/35	[2]	1,517,623	1,276,157
Residential Accredit Loans, Inc., Series 2005-SP1, Class 4A1
7.00%	09/25/34		277,558	302,497
Residential Accredit Loans, Inc., Series 2006-QS13, Class 2A1
5.75%	09/25/21		535,452	514,763
Residential Accredit Loans, Inc., Series 2006-QS16, Class A6
6.00%	11/25/36		1,547,397	1,230,752
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2AV (IO)
0.18%	01/25/37	[2,6]	6,743,121	53,334
Residential Accredit Loans, Inc., Series 2007-SP1, Class A2
0.50%	03/25/37	[2]	21,144	21,146
Residential Asset Mortgage Products, Inc., Series 2006-RS3, Class A3
0.35%	05/25/36	[2]	126,484	122,517
Residential Asset Securities Corp., Series 2004-KS9, Class AII4
0.75%	10/25/34	[2]	30,526	18,033
Residential Asset Securities Corp., Series 2005-KS12, Class A3
0.47%	01/25/36	[2]	1,500,000	1,439,597
Residential Asset Securities Corp., Series 2006-EMX1, Class A2
0.38%	01/25/36	[2]	72,184	71,609
Residential Funding Mortgage Securities I, Inc., Series 2007-SA2, Class 1A
3.25%	04/25/37	[2]	685,437	491,703
Soundview Home Equity Loan Trust, Series 2007-WMC1, Class 3A3
0.41%	02/25/37	[2]	1,375,375	632,691

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
2.41%	09/25/34	[2]	$2,329,218	$2,347,567
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 4A2
2.52%	03/25/34	[2]	3,265,473	3,277,741
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1
2.39%	06/25/35	[2]	3,859,083	3,647,169
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-11, Class 1A1
0.31%	12/25/36	[2]	401,969	327,106
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 22A1
1.91%	05/25/36	[2]	883,520	555,045
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A1
0.36%	05/25/46	[2]	802,263	610,583
Structured Asset Securities Corp., Series 2002-11A, Class 2A1
2.74%	06/25/32	[2]	180,222	177,220
Structured Asset Securities Corp., Series 2003-34A, Class 3A3
2.48%	11/25/33	[2]	256,856	255,950
Structured Asset Securities Corp., Series 2005-2XS, Class 2A2
1.65%	02/25/35	[2]	442,228	428,175
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-04, Class 3A1
5.09%	10/25/37	[2]	2,902,977	2,649,581
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-S1, Class 2A1
2.76%	01/25/37	[2]	2,931,891	2,929,009
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A
0.87%	02/25/47	[2]	1,182,869	821,070
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2
0.26%	01/25/37	[2]	4,982,490	3,041,691
WaMu Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1A
0.51%	11/25/34	[2]	522,518	506,481
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
2.40%	01/25/35	[2]	2,381,235	2,397,799
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
0.57%	05/25/44	[2]	307,599	300,721
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A
0.47%	01/25/45	[2]	397,992	380,650

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 97

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
0.47%	08/25/45	[2]	$1,344,353	$1,288,525
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
2.35%	10/25/35	[2]	385,000	374,701
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.44%	10/25/45	[2]	948,039	897,577
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
2.47%	12/25/35	[2]	98,227	92,999
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
0.38%	04/25/45	[2]	681,731	645,668
WaMu Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A
0.47%	07/25/45	[2]	587,347	557,099
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A
1.06%	05/25/46	[2]	3,022,274	2,814,362
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
1.10%	07/25/46	[2]	3,478,877	3,006,968
WaMu Mortgage Pass-Through Certificates, Series 2007-HY3, Class 1A1
2.07%	03/25/37	[2]	3,327,585	2,800,601
WaMu Mortgage Pass-Through Certificates, Series 2007-HY6, Class 2A1
2.56%	06/25/37	[2]	2,328,563	2,026,463
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		120,996	115,316
Wells Fargo Home Equity Trust, Series 2006-2, Class A3
0.29%	07/25/36	[2]	63,349	62,877
Wells Fargo Home Equity Trust, Series 2007-1, Class A3
0.47%	03/25/37	[2]	4,690,000	2,959,831
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2
2.61%	07/25/36	[2]	241,817	237,347
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR17, Class A1
2.61%	10/25/36	[2]	1,294,991	1,255,245
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1
2.62%	10/25/36	[2]	3,276,511	3,086,104

				243,767,768

U.S. Agency Mortgage-Backed — 6.23%
Fannie Mae Pool AD0150
5.18%	05/01/19		332,544	377,585

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AD0791
4.76%	02/01/20		$310,973	$349,307
Fannie Mae Pool AD0851
4.37%	02/01/20		473,535	527,505
Fannie Mae Pool AE0134
4.40%	02/01/20		740,000	824,532
Fannie Mae Pool AE0600
3.98%	11/01/20		303,049	332,564
Fannie Mae Pool AE0918
3.66%	10/01/20		364,308	392,570
Fannie Mae Pool AL0151
4.38%	04/01/21		478,434	534,616
Fannie Mae Pool AL0600
4.30%	07/01/21		137,099	152,048
Fannie Mae Pool AL2293
4.38%	06/01/21		3,289,236	3,651,459
Fannie Mae Pool AL3594
2.70%	04/01/23		1,429,862	1,418,182
Fannie Mae Pool FN0000
3.58%	09/01/20		468,935	503,366
Fannie Mae Pool FN0002
3.31%	12/01/17		3,492,969	3,694,054
Fannie Mae Pool FN0004
3.63%	12/01/20		863,443	920,319
Fannie Mae Pool FN0005
3.38%	11/01/20		776,046	823,990
Fannie Mae REMICS, Series 2003-64, Class KS
9.45%	07/25/18	[2]	20,386	22,571
Fannie Mae REMICS, Series 2006-8, Class HJ (IO)
6.45%	03/25/36	[2]	3,500,374	599,775
Fannie Mae REMICS, Series 2007-52, Class LS (IO)
5.90%	06/25/37	[2]	168,919	21,481
Fannie Mae REMICS, Series 2007-88, Class JI (IO)
6.30%	04/25/37	[2]	2,887,952	490,826
Fannie Mae REMICS, Series 2008-62, Class SN (IO)
6.05%	07/25/38	[2]	918,310	118,728
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
6.45%	10/25/40	[2]	215,950	37,891
Fannie Mae, Series 2006-11, Class PS
24.01%	03/25/36	[2]	59,552	90,026
Fannie Mae, Series 2007-77, Class SK (IO)
5.72%	08/25/37	[2]	303,028	37,525
Fannie Mae, Series 2008-18, Class SM (IO)
6.85%	03/25/38	[2]	198,268	29,234

See accompanying notes to Schedule of Portfolio Investments.

98 / N-Q Report June 2014

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2010-35, Class IA (IO)
5.00%	07/25/38		$79,195	$2,213
Fannie Mae, Series 2010-M1, Class A2
4.45%	09/25/19		1,250,000	1,392,777
Fannie Mae, Series 2012-M12, Class 1A
2.94%	08/25/22	[2]	592,114	605,410
Fannie Mae, Series 2012-M15, Class A
2.74%	10/25/22	[2]	333,637	335,749
Fannie Mae, Series 2012-M2, Class A2
2.72%	02/25/22		670,000	677,566
Fannie Mae, Series 2014-M5, Class FA
0.50%	01/25/17		3,971,360	3,981,444
Fannie Mae-Aces, Series 2011-M1, Class A3
3.76%	06/25/21		1,750,000	1,895,352
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K004, Class A2
4.19%	08/25/19		3,055,000	3,378,326
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class A2
4.32%	11/25/19		2,915,000	3,246,180
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class A2
4.22%	03/25/20		1,525,000	1,693,926
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2
3.87%	04/25/21		930,000	1,016,469
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2
2.87%	12/25/21		1,960,000	2,017,120
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K018, Class A2
2.79%	01/25/22		1,975,000	2,020,013
Freddie Mac REMICS, Series 2711, Class FA
1.15%	11/15/33	[2]	227,432	231,423
Freddie Mac REMICS, Series 2733, Class FB
0.75%	10/15/33	[2]	545,000	553,540
Freddie Mac REMICS, Series 3001, Class HS
16.37%	02/15/35	[2]	33,543	39,269
Freddie Mac REMICS, Series 3327, Class LZ
6.00%	06/15/37		1,320,700	1,489,018
Freddie Mac REMICS, Series 3404, Class AS (IO)
5.74%	01/15/38	[2]	216,701	30,740

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3828, Class TF
0.55%	04/15/29	[2]	$392,866	$394,493
Freddie Mac REMICS, Series 4030, Class HS (IO)
6.46%	04/15/42	[2]	520,883	91,246
Freddie Mac, Series 3262, Class KS (IO)
6.26%	01/15/37	[2]	151,011	21,301
Freddie Mac, Series 3339, Class JS
41.85%	07/15/37	[2]	47,831	92,182
Freddie Mac, Series 3439, Class SC (IO)
5.75%	04/15/38	[2]	166,220	22,462
Freddie Mac, Series 3885, Class PO (PO)
0.00%	11/15/33	[7]	80,063	72,365
Freddie Mac, Series K020, Class A2
2.37%	05/25/40		585,000	578,582
Ginnie Mae II Pool MA0243
2.00%	07/20/42	[2]	411,575	423,158
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39		3,120,000	3,336,911
Ginnie Mae, Series 2011-109, Class AB
2.70%	04/16/43		2,099,557	2,142,166
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		293,452	73,288
Ginnie Mae, Series 2011-50, Class PS (IO)
5.95%	02/20/41	[2]	343,362	59,883
Ginnie Mae, Series 2011-69, Class GI (IO)
5.00%	05/16/40		727,703	100,158
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[2]	2,536,324	47,842
Ginnie Mae, Series 2011-81, Class IC (IO)
0.62%	07/20/35	[2]	5,832,355	81,984
Ginnie Mae, Series 2012-7, Class PI (IO)
3.50%	01/20/38		335,828	37,303
Ginnie Mae, Series 2013-135, Class CS (IO)
6.05%	09/16/43	[2]	11,940,560	1,724,889

				49,856,902

Total Mortgage-Backed (Cost $334,596,849)				343,862,506

MUNICIPAL BONDS — 2.00%*
Arizona — 0.28%
Arizona Health Facilities Authority, Banner Health, Series B
0.97%	01/01/37	[2]	2,590,000	2,247,602

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 99

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MUNICIPAL BONDS (continued)
California — 0.26%
State of California, Build America Bonds
6.65%	03/01/22		$1,550,000	$1,929,983
7.95%	03/01/36		150,000	183,000

				2,112,983

Illinois — 0.78%
City of Chicago, Refunding Taxable Project, Series E
6.05%	01/01/29		1,550,000	1,650,595
State of Illinois, Build America Bonds
6.20%	07/01/21		2,500,000	2,819,925
State of Illinois, Taxable Bonds
4.95%	06/01/23		1,100,000	1,162,491
State of Illinois, Taxable Pension Bonds
4.35%	06/01/18		565,000	599,448

				6,232,459

New York — 0.68%
City of New York, Build America Bonds, Series F1
6.65%	12/01/31		3,000,000	3,566,550
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42		1,650,000	1,861,959

				5,428,509

Total Municipal Bonds (Cost $15,180,526)				16,021,553

MUTUAL FUNDS — 0.01%
Blackrock Build America Bond Fund
0.01%[8]			4,220	91,574

Total Mutual Funds (Cost $76,989)

U.S. AGENCY SECURITIES — 1.99%
U.S. Agency Securities — 1.99%
Federal Farm Credit Bank
0.17%	09/14/16	[2]	3,545,000	3,545,971
0.20%	04/17/17	[2]	3,630,000	3,634,552

Federal Home Loan Bank
0.22%	10/07/15	[2]	2,510,000	2,513,296
0.24%	01/21/15		6,255,000	6,255,031

Total U.S. Agency Securities (Cost $15,939,224)				15,948,850

Issues	Maturity Date		Principal Amount	Value

U.S. TREASURY SECURITIES — 0.69%

U.S. Treasury Notes — 0.69%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.50%	04/15/15	[9]	$1,540,000	$1,709,700
2.00%	07/15/14	[9]	3,045,000	3,838,246

Total U.S. Treasury Securities (Cost $5,545,296)				5,547,946

Total Bonds – 87.91% (Cost $685,471,364)				703,832,070

Issues	Maturity Date		Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 11.43%
Commercial Paper — 1.44%
National Rural Utilities Cooperative Finance Corp.
0.09%[10]	07/25/14		7,505,000	7,504,550
RBS Holdings USA, Inc.
0.20%[10]	08/27/14		4,035,000	4,033,851

				11,538,401

Money Market Funds — 1.98%
Dreyfus Cash Advantage Fund
0.06%[8]			7,924,000	7,924,000
DWS Money Market Series Institutional Funds
0.05%[8]			7,924,000	7,924,000

				15,848,000

U.S. Agency Discount Notes — 7.93%
Fannie Mae
0.08%[10]	07/16/14		7,500,000	7,499,907
Federal Home Loan Bank
0.05%[10]	08/13/14		7,500,000	7,499,733
0.06%[10]	08/15/14		10,000,000	9,999,625
0.06%[10]	09/05/14		4,885,000	4,884,731
0.07%[10]	09/03/14		12,000,000	11,999,364
0.07%[10]	09/19/14		7,900,000	7,899,471
0.07%[10]	09/10/14		7,360,000	7,359,566
0.08%[10]	09/10/14		3,300,000	3,299,805
0.08%[10]	07/11/14		3,000,000	2,999,984

				63,442,186

See accompanying notes to Schedule of Portfolio Investments.

100 / N-Q Report June 2014

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills — 0.08%
U.S. Treasury Bills
0.02%[10]	08/14/14	[11]	$649,000	$648,983
0.03%[10]	09/11/14	[11]	7,000	7,000

				655,983

Total Short-Term Investments (Cost $91,480,962)				91,484,570

Total Investments – 99.34% (Cost $776,952,326)[1]				795,316,640

Cash and Other Assets, Less Liabilities – 0.66%				5,272,059

Net Assets – 100.00%				$800,588,699

Contracts	Unrealized Appreciation/ (Depreciation)

FUTURES CONTRACTS: SHORT POSITIONS
140	U.S. Treasury Five Year Note, Expiration September 2014	$55,505
259	U.S. Treasury Ten Year Note, Expiration September 2014	129,002
28	U.S. Treasury Thirty Year Long Bond, Expiration September 2014	(6,182)

	Net unrealized appreciation	$178,325

Expiration Date	Premiums (Received)	Notional Amount (000’s)[a]	Appreciation	Value[b]

SWAPS: CREDIT DEFAULT (WRITTEN) — TRADED INDICES
The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 18, due 06/20/17. Counterparty: JPMorgan Chase & Co.

06/20/17	$(27,729)	$588	$79,811	$52,082

	$(27,729)	$588	$79,811	$52,082

[a]	The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[b]	The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $776,952,493 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$21,642,032
Gross unrealized depreciation	(3,277,885)

Net unrealized appreciation	$18,364,147

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2014.
[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.
[6]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $63,154, which is 0.01% of total net assets.
[7]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2014.
[8]	Represents the current yield as of June 30, 2014.
[9]	Inflation protected security. Principal amount reflects original security face amount.
[10]	Represents annualized yield at date of purchase.
[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $655,980.
†	Fair valued security. The aggregate value of fair valued securities is $9,856,795, which is 1.23% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(IO): Interest only

(MTN): Medium-term note

(PIK): Payment in kind

(PO): Principal only

(STEP): Step coupon bond

(WI): When issued

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 101

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 87.56%
BANK LOANS — 75.65%*
Automotive — 1.55%
Chrysler Group LLC, Term Loan B
0.35%	05/24/17	[2]	$490,462	$492,800
Goodyear Tire & Rubber Co., Term Loan, 2nd Lien
0.48%	04/30/19	[2]	500,000	503,673
Henniges Automotive Holdings, Inc., Term Loan B, 1st Lien
0.00%	06/03/21	[2]	1,000,000	1,012,500

				2,008,973

Communications — 4.48%
Cincinnati Bell, Term Loan, 1st Lien
0.40%	09/10/20	[2]	496,250	497,104
Consolidated Communications, Inc., Term Loan B, 1st Lien
0.42%	12/23/20	[2]	497,500	501,169
eResearchTechnology, Inc., Term Loan B, 1st Lien
0.60%	05/02/18	[2]	640,188	642,589
Intelsat Jackson Holdings SA, Term Loan B1, 1st Lien (Luxembourg)
0.38%	06/30/19	[2,3]	481,872	483,327
Level 3 Financing, Inc., Term Loan B, 1st Lien
0.40%	01/15/20	[2]	1,000,000	1,002,295
Numericable U.S. LLC, Term Loan B1, 1st Lien
0.45%	05/21/20	[2]	536,154	540,218
Numericable U.S. LLC, Term Loan B2, 1st Lien
0.45%	05/21/20	[2]	463,846	467,362
Univision Communications, Inc., Converted Extended Term Loan, 1st Lien
0.40%	03/01/20	[2]	272,782	272,876
Univision Communications, Inc., Incremental Term Loan 2013
0.40%	03/01/20	[2]	177,750	177,961
WideOpenWest Finance LLC, Term Loan B, 1st Lien
0.48%	04/01/19	[2]	731,987	735,190
Windstream Corp., Term Loan B4, 1st Lien
0.35%	01/23/20	[2]	494,975	494,898

				5,814,989

Consumer Discretionary — 4.16%
Container Store, Facility Term Loan
0.42%	04/06/19	[2]	316,241	316,241
Hilton Worldwide Finance LLC, Term Loan B2, 1st Lien
0.35%	10/25/20	[2]	925,000	924,538

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Consumer Discretionary (continued)
La Quinta Intermediate Holdings LLC, Term Loan B, 1st Lien
0.40%	04/14/21	[2]	$480,952	$482,080
Laureate Education, Inc., Term Loan B, 1st Lien,
0.50%	06/15/18	[2]	989,851	970,054
Regent Seven Seas Cruises LLC, Term Loan B, 1st Lien
0.38%	12/21/18	[2]	717,241	717,690
Spectrum Brands Holding, Inc., Term Loan, 1st Lien
0.35%	09/04/19	[2]	992,500	994,257
Spin Holdco, Inc., Term Loan B, 1st Lien
0.42%	11/14/19	[2]	993,756	996,772

				5,401,632

Consumer Products — 2.65%
Arysta LifeScience SPC LLC, Term Loan, 1st Lien
0.45%	05/29/20	[2]	237,600	238,491
Britax USA Holdings, Inc., Term Loan B, 1st Lien
0.45%	10/15/20	[2]	496,250	472,678
Dell, Inc., Term Loan B, 1st Lien
0.45%	04/29/20	[2]	924,103	930,142
DS Waters of America, Inc., Term Loan, 1st Lien
0.52%	08/30/20	[2]	992,500	1,004,906
Reynolds Group Holdings, Inc., Incremental Term Loan
0.40%	12/01/18	[2]	792,502	794,694

				3,440,911

Electric — 7.54%
Calpine Corp., Term Loan B3, 1st Lien
0.40%	10/09/19	[2]	494,962	497,058
Calpine Corp., Term Loan, 1st Lien
0.40%	10/31/20	[2]	497,500	499,781
Dynegy, Inc., Term Loan B2, 1st Lien
0.40%	04/23/20	[2]	594,000	596,507
EFS Cogen Holdings I LLC, Term Loan B, 1st Lien
0.38%	12/17/20	[2]	918,622	922,453
Empire Generating Co. LLC, Term Loan B, 1st Lien
0.52%	03/13/21	[2]	932,446	942,936
Empire Generating Co. LLC, Term Loan C, 1st Lien
0.52%	03/14/21	[2]	65,217	65,951
Entegra Holdings LLC, Term Loan, 2nd Lien (PIK)
1.00%	03/27/17	2,4,5,†	1,025,556	1,020,424

See accompanying notes to Schedule of Portfolio Investments.

102 / N-Q Report June 2014

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Electric (continued)
Equipower Resources Holdings LLC, Term Loan C, 1st Lien
0.42%	12/31/19	[2]	$994,977	$1,002,753
Essential Power LLC, Term Loan B
0.48%	08/08/19	[2]	880,029	887,729
GIM Channelview Cogeneration LLC, Term Loan B, 1st Lien
0.42%	05/08/20	[2]	1,347,931	1,358,040
Topaz Power Holdings LLC, Term Loan, 1st Lien
0.62%	02/26/20	[2]	487,576	490,017
Utility Services Associates, Term Loan B, 1st Lien
0.68%	10/18/19	[2]	995,000	1,006,194
Viva Alamo LLC, Term Loan B, 1st Lien
0.48%	02/22/21	[2]	498,750	504,984

				9,794,827

Energy — 12.41%
Alinta Energy Finance Pty Ltd., Term Loan B, 1st Lien
0.64%	08/13/19	[2]	347,076	353,257
Alinta Energy Finance Pty Ltd., Term Loan DD, 1st Lien
0.05%	08/13/18	[2]	22,877	23,285
Atlas Energy LP, Term Loan, 1st Lien
0.65%	07/31/19	[2]	992,500	1,008,008
EMG Utica LLC, Term Loan B, 1st Lien
0.48%	03/27/20	[2]	1,100,000	1,104,125
EP Energy LLC, Term Loan B2, 1st Lien
0.45%	04/30/19	[2]	187,500	188,930
Foresight Energy LLC, Term Loan, 1st Lien
0.55%	08/21/20	[2]	649,850	654,727
FREIF North American Power I LLC, Term Loan B, 1st Lien
0.48%	03/29/19	[2]	404,086	409,137
FREIF North American Power I LLC, Term Loan C, 1st Lien
0.48%	03/29/19	[2]	65,930	66,754
Harvey Gulf International Marine, Term Loan B, 1st Lien
0.55%	06/18/20	[2]	1,488,750	1,482,549
MEG Energy Corp., Term Loan B, 1st Lien (Canada)
0.38%	03/31/20	[2,3]	494,926	496,319
Moxie Liberty (Panda), Term Loan, 1st Lien
0.75%	08/21/20	[2]	1,000,000	1,030,000
Murray Energy Corp., Term Loan B, 1st Lien
0.52%	12/05/19	[2]	997,500	1,011,126
Northeast Wind Capital II LLC, Term Loan B, 1st Lien
0.50%	11/07/20	[2]	946,893	961,096

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Energy (continued)
Offshore Group Investment Ltd., Term Loan B, 1st Lien
0.50%	10/25/17	[2]	$410,909	$410,190
Offshore Group Investment Ltd., Term Loan, 2nd Lien (Cayman Islands)
0.58%	03/28/19	[2,3]	325,875	324,449
Pacific Drilling SA, Term Loan B, 1st Lien
0.45%	06/03/18	[2]	990,000	994,950
Panda Power Funds, Term Loan B1, 1st Lien
0.68%	12/19/20	[2]	1,000,000	1,030,000
Panda Sherman Power LLC, Construction Term Loan Advance
0.90%	09/14/18	[2]	200,000	205,375
Panda Temple Power II LLC
0.72%	04/03/19	[2]	280,000	287,000
Peabody Energy Corp., Term Loan, 1st Lien
0.42%	09/24/20	[2]	992,500	1,002,013
Power Buyer LLC, Delayed-Draw Term Loan, 1st Lien
0.42%	05/06/20	[2]	55,686	54,572
Power Buyer LLC, Term Loan, 1st Lien
0.42%	05/06/20	[2]	1,048,180	1,027,216
Seadrill Operating LP, Term Loan B, 1st Lien (Bermuda)
0.40%	02/21/21	[2,3]	497,500	495,550
TGGT Holdings LLC, Term Loan B
0.65%	11/15/18	[2]	487,500	492,680
TPF II LC LLC, Term Loan, 1st Lien
0.65%	08/21/19	[2]	977,100	996,642

				16,109,950

Entertainment — 0.38%
AMC Entertainment, Inc., Term Loan B, 1st Lien
0.35%	04/30/20	[2]	494,987	495,708

Finance — 2.38%
Delos Finance SARL, Term Loan B, 1st Lien
0.35%	03/06/21	[2]	1,000,000	1,001,145
IG Investment Holdings LLC, Term Loan, Tranche B
0.52%	10/31/19	[2]	459,995	462,773
Nuveen Investments, Inc., Term Loan B, 1st Lien
0.41%	05/13/17	[2]	880,000	882,688
Patriot Merger Corp./National Financial Partners Corp., Term Loan B, 1st Lien
0.52%	07/01/20	[2]	743,123	748,511

				3,095,117

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 103

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Food — 2.72%
Del Monte Foods Inc., Term Loan, 1st Lien
0.42%	02/18/21	[2]	$498,750	$496,984
Diamond Foods, Inc., Term Loan, 1st Lien
0.42%	08/20/18	[2]	498,750	499,216
New Hostess Brands Acquisition LLC, Term Loan, 1st Lien
0.68%	04/09/20	[2]	997,500	1,036,153
Pinnacle Foods LLC, Term Loan H, 1st Lien
0.32%	04/29/20	[2]	496,250	494,349
Post Holdings, Inc., Term Loan B, 1st Lien
3.75%	06/02/21	[2]	1,000,000	1,008,930

				3,535,632

Gaming — 3.40%
American Casino & Entertainment Properties LLC, Term Loan B, 1st Lien
0.45%	07/03/19	[2]	495,000	500,259
Bally Technologies, Inc., Term Loan
0.42%	11/25/20	[2]	104,673	105,245
Boyd Gaming Corp., Term Loan B, 1st Lien
0.40%	08/14/20	[2]	764,544	767,794
Golden Nugget, Inc., Delayed-Draw Term Loan, 1st Lien
0.55%	11/21/19	[2]	298,500	304,843
Golden Nugget, Inc., Term Loan B, 1st Lien
0.55%	11/06/19	[2]	696,500	711,301
Las Vegas Sands LLC, Term Loan B, 1st Lien
0.32%	12/19/20	[2]	995,000	995,806
Penn National Gaming, Inc., Term Loan B
0.32%	10/30/20	[2]	29,850	29,825
Tropicana Entertainment, Inc., Term Loan, 1st Lien
0.40%	11/18/20	[2]	992,500	995,393

				4,410,466

Health Care — 6.56%
Accellent, Inc., Term Loan, 1st Lien
0.45%	03/12/21	[2]	498,750	497,817
Biomet, Inc., Term Loan B, 1st Lien
0.37%	07/25/17	[2]	467,334	468,479
Carestream Health (Onex) LLC, Term Loan, 1st Lien
0.50%	06/07/19	[2]	331,727	332,764
CHS/Community Health Systems, Inc., Term Loan D, 1st Lien
0.42%	01/27/21	[2]	995,000	1,001,841
Davita Healthcare Partners, Inc., Term Loan B, 1st Lien
0.00%	06/24/21	[2]	1,000,000	1,005,740

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Health Care (continued)
DJO Finance LLC/DJO Finance Corp., Term Loan B
0.42%	09/15/17	[2]	$283,517	$285,068
Healogics, Inc., Term Loan, 1st Lien
0.52%	02/05/19	[2]	781,362	784,902
Jazz Pharmaceuticals, Inc., Term Loan B, 1st Lien
0.32%	06/12/18	[2]	995,000	996,766
Pharmaceutical Product Development, Inc., 2013 Term Loan
0.40%	12/05/18	[2]	197,000	197,785
RegionalCare Hospital Partners, Inc., Term Loan, 1st Lien
0.60%	04/21/19	[2]	500,000	500,315
Salix Pharmaceuticals Ltd., Term Loan B, 1st Lien
0.42%	01/02/20	[2]	975,000	983,760
Surgery Center Holdings, Inc., Term Loan, 1st Lien
0.60%	04/11/19	[2]	136,500	136,500
Surgical Care Affiliates, Inc., Term Loan C
0.40%	06/30/18	[2]	495,000	495,000
Valeant Pharmaceuticals International, Inc., Term Loan (Canada)
0.38%	08/05/20	[2,3]	830,294	830,709

				8,517,446

Industrials — 13.63%
Ardagh Holdings USA, Inc., Dollar Term Loan
0.42%	12/17/19	[2]	995,000	999,975
Ardagh Holdings USA, Inc., Term Loan B, 1st Lien
0.40%	12/17/19	[2]	500,000	501,563
BWAY Holding Co., Term Loan B, 1st Lien
0.45%	08/06/17	[2]	494,975	497,450
Clondalkin Acquisition BV, Term Loan, 1st Lien (Netherlands)
0.45%	05/31/20	[2,3]	495,000	496,958
Consolidated Container Co. LLC, Term Loan B, 1st Lien
0.50%	07/03/19	[2]	494,962	497,128
Consolidated Container Co. LLC, Term Loan B, 2nd Lien
0.98%	01/03/20	[2]	1,000,000	990,000
Excelitas Technologies Corp., Term Loan, 1st Lien
0.60%	11/02/20	[2]	490,987	495,690
Filtration Group, Inc., Term Loan B, 1st Lien
0.45%	11/20/20	[2]	497,500	502,164
Husky Injection Molding Systems, Ltd., Term Loan B, 1st Lien
0.42%	06/30/21	[2]	1,000,000	1,006,250

See accompanying notes to Schedule of Portfolio Investments.

104 / N-Q Report June 2014

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Industrials (continued)
Intelligrated, Inc., Term Loan, 1st Lien
0.45%	07/30/18	[2]	$991,186	$994,903
Interline Brands, Inc., Term Loan, 1st Lien
0.40%	03/21/21	[2]	997,500	996,672
Jazz Acquisition, Inc., Term Loan, 1st Lien
0.00%	06/19/21	[2]	500,000	502,970
Jazz Acquisition, Inc., Term Loan, 2nd Lien
0.00%	06/26/22	[2]	1,500,000	1,516,875
Mauser Holding Gmbh, Term Loan, 1st Lien
0.00%	06/30/21	[2]	1,000,000	995,000
Maxim Crane Works LP, Term Loan B, 2nd Lien
1.02%	11/26/18	[2]	1,000,000	1,024,165
Patheon, Inc., Term Loan B, 1st Lien
0.42%	03/11/21	[2]	500,000	496,875
Ply Gem Industries, Inc., Term Loan, 1st Lien
0.40%	02/01/21	[2]	498,750	496,381
Polarpack, Inc./WNA Holdings, Inc., Term Loan B, 1st Lien
0.45%	06/07/20	[2]	162,445	162,953
Polarpack, Inc./WNA Holdings, Inc., Term Loan, 1st Lien
0.45%	06/07/20	[2]	312,409	313,385
Polymer Group, Inc., Delayed-Draw Term Loan B, 1st Lien
0.00%	12/19/19	[2]	148,041	148,966
Polymer Group, Inc., Term Loan B, 1st Lien
0.00%	12/19/19	[2]	851,959	861,543
Sensus USA, Inc., Term Loan, 1st Lien
0.48%	05/09/17	[2]	209,236	210,500
Sequa Corp., Initial Term Loan
0.52%	06/19/17	[2]	246,250	244,427
Synagro Infrastructure, Term Loan, 1st Lien
0.62%	08/22/20	[2]	992,500	987,538
TNT Crane & Rigging, Inc., Term Loan, 1st Lien
0.55%	11/27/20	[2]	995,000	1,008,059
WTG Holdings III Corp., Term Loan, 1st Lien
0.48%	01/15/21	[2]	497,500	499,157
WTG Holdings III Corp., Term Loan, 2nd Lien
0.85%	12/12/21	[2]	250,000	248,783

				17,696,330

Information Technology — 2.35%
Activision Blizzard, Inc., Term Loan, 1st Lien
0.32%	10/12/20	[2]	627,150	629,536
First Data Corp., Extended Term Loan 2021
0.42%	03/24/21	[2]	230,043	230,733

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Information Technology (continued)
First Data Corp., Extended Term Loan, 1st Lien
0.42%	03/23/18	[2]	$500,000	$501,438
First Data Corp., New Term Loan 2018B
0.42%	09/24/18	[2]	300,000	300,696
Freescale Semiconductor, Inc., Term Loan B5, 1st Lien
0.50%	01/15/21	[2]	496,250	499,312
Freescale Semiconductor, Inc., Term Loan, Tranche B4
0.42%	02/28/20	[2]	286,386	286,804
Magic Newco LLC, Term Loan, 1st Lien
0.50%	12/12/18	[2]	598,592	604,428

				3,052,947

Insurance — 1.56%
AssuredPartners, Inc., Term Loan, 1st Lien
0.45%	04/02/21	[2]	500,000	501,798
AssuredPartners, Inc., Term Loan, 2nd Lien
0.78%	04/02/22	[2]	500,000	502,188
Asurion LLC, Incremental Tranche, Term Loan B1
0.50%	05/24/19	[2]	769,965	775,821
Cunningham Lindsey U.S., Inc., Initial Term Loan, 1st Lien
0.50%	12/10/19	[2]	246,250	245,839

				2,025,646

Materials — 2.30%
Chromaflo Technologies Corp., Term Loan B, 1st Lien
0.45%	12/02/19	[2]	995,000	999,353
Hoffmaster Group, Inc., Term Loan, 2nd Lien
1.00%	05/06/21	[2]	500,000	502,500
Royal Adhesives and Sealants LLC, Term Loan B, 1st Lien
0.55%	07/26/18	[2]	486,335	492,414
Tata Chemicals North America, Inc., Term Loan B, 1st Lien
0.38%	08/07/20	[2]	990,000	990,000

				2,984,267

Real Estate Investment Trust (REIT) — 0.74%
Realogy Group LLC
0.01%	10/10/16	[2]	21,179	21,166
Realogy Group LLC, Term Loan B, 1st Lien
0.38%	03/05/20	[2]	940,017	941,192

				962,358

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 105

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Retail — 1.67%
Hudson’s Bay Co., Term Loan B, 1st Lien
0.48%	11/04/20	[2]	$1,165,500	$1,181,526
JC Penney Corp., Inc., Term Loan, 1st Lien
0.60%	05/22/18	[2]	495,000	501,425
Serta Simmons Holdings LLC, Term Loan B, 1st Lien
0.42%	10/01/19	[2]	487,236	489,002

				2,171,953

Services — 2.53%
Bright Horizons Family Solutions, Inc., Term Loan, 1st Lien
0.38%	01/30/20	[2]	494,975	495,698
Ceridian Corp., Replacement, Term Loan
0.44%	08/14/15	[2]	484,322	486,024
ESH Hospitality, Inc., Term Loan B, 1st Lien
0.00%	06/24/19	[2]	1,000,000	1,010,420
Multi Packaging Solutions, Inc., Term Loan B, 1st Lien
0.42%	09/30/20	[2]	498,750	500,309
Protection One, Term Loan, 1st Lien
0.42%	03/21/19	[2]	792,938	795,538

				3,287,989

Transportation — 2.64%
Air Canada, Term Loan B, 1st Lien (Canada)
0.55%	09/20/19	[2,3]	710,000	726,863
American Airlines, Inc., Term Loan B
0.38%	06/27/19	[2]	990,000	993,163
Delta Air Lines, Inc., Term Loan B, 1st Lien
0.35%	04/20/17	[2]	196,954	197,271
Navios Maritime Partners LP, Term Loan B, 1st Lien (Greece)
0.52%	06/27/18	[2,3]	1,486,269	1,508,563

				3,425,860

Total Bank Loans (Cost $97,434,474)				98,233,001

CORPORATES — 10.45%*
Banking — 0.38%
Bank of America N.A. (BKNT)
0.53%	06/15/17	[2]	500,000	494,588

Communications — 1.42%
Verizon Communications, Inc.
1.98%	09/14/18	[2]	1,750,000	1,845,817

Energy — 2.34%
Chesapeake Energy Corp.
3.48%	04/15/19	[2]	2,000,000	2,035,000

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Energy (continued)
Enbridge, Inc. (Canada)
0.88%	10/01/16	[2,3]	$1,000,000	$1,003,508

				3,038,508

Finance — 3.13%
Chase Capital II, Series B
0.72%	02/01/27	[2]	500,000	437,187
Citigroup, Inc.
0.78%	08/25/36	[2]	1,000,000	797,228
General Electric Capital Corp. (MTN)
0.70%	08/15/36	[2]	850,000	723,795
Goldman Sachs Group, Inc. (MTN)
1.83%	11/29/23	[2]	1,000,000	1,028,017
JPMorgan Chase Capital XXI, Series U
1.17%	02/02/37	[2]	1,000,000	835,000
JPMorgan Chase Capital XXIII
1.22%	05/15/47	[2]	300,000	242,250

				4,063,477

Food — 0.41%
Post Holdings, Inc.
6.75%	12/01/21	[6]	500,000	531,875

Health Care — 0.80%
LifePoint Hospitals, Inc.
5.50%	12/01/21	[6]	500,000	527,500
Valeant Pharmaceuticals International, Inc. (Canada)
5.62%	12/01/21	[3,6]	500,000	512,500

				1,040,000

Industrials — 0.77%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
3.24%	12/15/19	[2,3,6]	1,000,000	1,002,500

Real Estate Investment Trust (REIT) — 0.41%
DuPont Fabros Technology LP (WI)
5.88%	09/15/21		500,000	526,250

Transportation — 0.79%
American Airlines Pass-Through Trust, Series 2013-2, Class B
5.60%	07/15/20	[6]	974,444	1,030,474

Total Corporates (Cost $13,085,037)				13,573,489

See accompanying notes to Schedule of Portfolio Investments.

106 / N-Q Report June 2014

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MUNICIPAL BONDS — 0.50%*
Arizona — 0.50%
Arizona Health Facilities Authority, Banner Health, Series B
0.97%	01/01/37	[2]	$750,000	$650,850

Total Municipal Bonds (Cost $569,598)

U.S. AGENCY SECURITIES — 0.96%
U.S. Agency Securities — 0.96%

Federal Farm Credit Bank
0.17%	09/14/16	[2]	635,000	635,174
0.20%	04/17/17	[2]	605,000	605,759

Total U.S. Agency Securities (Cost $1,239,861)				1,240,933

Total Bonds – 87.56% (Cost $112,328,970)				113,698,273

Issues	Maturity Date		Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 13.46%
Money Market Funds — 2.00%
Dreyfus Cash Advantage Fund
0.06%[7]			1,298,000	1,298,000
DWS Money Market Series Institutional Funds
0.05%[7]			1,298,000	1,298,000

				2,596,000

U.S. Agency Discount Notes — 11.46%
Federal Home Loan Bank
0.04%[8]	07/21/14		3,118,000	3,117,926
0.06%[8]	08/01/14		8,500,000	8,499,780
0.06%[8]	08/22/14		2,335,000	2,334,899
0.07%[8]	07/23/14		925,000	924,991

				14,877,596

Total Short-Term Investments (Cost $17,473,266)				17,473,596

Value

Total Investments – 101.02% (Cost $129,802,236)[1]	$131,171,869

Liabilities in Excess of Other Assets – (1.02%)	(1,321,271)

Net Assets – 100.00%	$129,850,598

Notes:

[1]	Cost for federal income tax purposes is $129,802,282 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$1,504,688
Gross unrealized depreciation	(135,101)

Net unrealized appreciation	$1,369,587

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2014.
[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[4]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $1,020,424, which is 0.80% of total net assets.
[6]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[7]	Represents the current yield as of June 30, 2014.
[8]	Represents annualized yield at date of purchase.
†	Fair valued security. The aggregate value of fair valued securities is $1,020,424, which is 0.80% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(MTN): Medium-term note

(PIK): Payment in kind

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 107

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 87.48%
ASSET-BACKED SECURITIES — 20.44%**
Alm Loan Funding, Series 2012-7A, Class A1 (Cayman Islands)
1.65%	10/19/24	[2,3,4]	$500,000	$501,058
American Money Management Corp., Series 2014-14A, Class A1L
1.68%	07/27/26	3,4,†	490,000	488,991
AMURF, Series 2012, Class B
11.00%	12/17/17	3,4,5,†	718,739	718,736
ARES CLO Ltd., Series 2007-12A, Class A (Cayman Islands)
0.86%	11/25/20	[2,3,4]	428,192	425,653
ARES XXVI CLO Ltd., Series 2013-1A, Class A (Cayman Islands)
1.33%	04/15/25	[2,3,4]	500,000	494,773
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15		162,559	163,044
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16		225,000	226,062
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E2
7.00%	03/20/17	†	250,000	247,501
Babson CLO Ltd., Series 2013-IA, Class A (Cayman Islands)
1.33%	04/20/25	[2,3,4]	500,000	495,827
Babson CLO Ltd., Series 2014-IA, Class A1 (Cayman Islands)
1.72%	07/12/25	[2,3,4]	500,000	500,291
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.52%	01/25/35	[3,4]	413,551	384,701
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
0.38%	12/25/36	[3,4]	1,262,014	1,100,161
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.39%	07/25/37	[3,4]	561,437	488,353
BlueMountain CLO Ltd., Series 2013-1A, Class A1 (Cayman Islands)
1.42%	05/15/25	[2,3,4]	580,000	576,031
BlueMountain CLO Ltd., Series 2013-4A, Class C (Cayman Islands)
2.88%	04/15/25	[2,3,4]	140,000	136,483
Cent CLO LP, Series 2013-17A, Class A1 (Cayman Islands)
1.52%	01/30/25	[2,3,4]	580,000	576,481
Cent CLO LP, Series 2013-19A, Class A1A (Cayman Islands)
1.56%	10/29/25	[2,3,4]	500,000	498,413
CIFC Funding Ltd., Series 2012-2A, Class A1L (Cayman Islands)
1.63%	12/05/24	[2,3,4]	600,000	600,109

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
CIT Education Loan Trust, Series 2007-1, Class A
0.32%	03/25/42	[3,4]	$1,621,428	$1,518,416
Cronos Containers Program Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	05/18/27	[2,4]	217,708	218,064
Cronos Containers Program Ltd., Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27	[2,4]	330,000	334,217
Crystal River, Series 2005-1A, Class A (Cayman Islands)
0.59%	03/02/46	2,3,4,†	470,845	28,249
Dryden Senior Loan Fund, Series 2013-26A, Class C (Cayman Islands)
2.73%	07/15/25	[2,3,4]	525,000	503,648
Dryden Senior Loan Fund, Series 2014-33A, Class A (Cayman Islands)
1.70%	07/15/26	[2,3,4]	430,000	430,446
Dryden XXII Senior Loan Fund, Series 2013-30A, Class C (Cayman Islands)
3.07%	11/15/25	[2,3,4]	625,000	619,392
Education Loan Asset-Backed Trust, Series 2013-1A, Class A2
0.95%	04/26/32	[3,4]	645,000	646,773
EFS Volunteer LLC, Series 2010-1, Class A2
1.09%	10/25/35	[3,4]	800,000	796,279
Flatiron CLO Ltd.
1.61%	07/17/26	3,4,†	500,000	499,498
GE Business Loan Trust, Series 2004-1, Class A
0.44%	05/15/32	[3,4]	938,424	906,416
GE Business Loan Trust, Series 2004-2A, Class A
0.37%	12/15/32	[3,4]	345,445	331,909
GE Business Loan Trust, Series 2005-1A, Class A3
0.40%	06/15/33	[3,4]	922,825	883,439
GE Business Loan Trust, Series 2005-2A, Class A
0.39%	11/15/33	[3,4]	919,852	879,519
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A (Cayman Islands)
1.38%	04/25/25	[2,3,4]	600,000	594,371
GoldenTree Loan Opportunities VIII Ltd., Series 2014-8A, Class A (Cayman Islands)
1.68%	04/19/26	[2,3,4]	600,000	600,412
Higher Education Funding, Series 2014-1, Class A
1.28%	05/25/34	[3,4]	498,445	499,470
ING Investment Management CLO Ltd., Series 2013-2A, Class A1
1.38%	04/25/25	[3,4]	500,000	494,124

See accompanying notes to Schedule of Portfolio Investments.

108 / N-Q Report June 2014

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Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
ING Investment Management Ltd., Series 2012-4A, Class A1 (Cayman Islands)
1.62%	10/15/23	[2,3,4]	$500,000	$500,053
J.G. Wentworth XXX LLC, Series 2013-3A, Class B
5.54%	01/15/75	[4]	590,000	639,001
LCM XIV LP, Series 14A, Class C (Cayman Islands)
2.98%	07/15/25	[2,3,4]	550,000	535,131
Leaf II Receivables Funding LLC, Series 2013-1, Class E2
6.00%	09/15/21	[4]	520,000	495,248
Limerock CLO, Series 2014-2A, Class A (Cayman Islands)
1.74%	04/18/26	[2,3,4]	580,000	581,711
National Collegiate Student Loan Trust, Series 2006-1, Class A3
0.34%	05/25/26	[3]	453,331	450,035
National Collegiate Student Loan Trust, Series 2007-2, Class A2
0.28%	06/26/28	[3]	587,148	572,804
Nelnet Student Loan Trust, Series 2014-4A, Class A2
1.10%	11/25/43	[3,4]	500,000	502,110
Neuberger Berman CLO Ltd., Series 2014-16A, Class A1
1.74%	04/15/26	[3,4]	580,000	579,503
Nomad CLO Ltd., Series 2013-1A, Class A1 (Cayman Islands)
1.43%	01/15/25	[2,3,4]	580,000	575,788
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.65%	11/20/23	[2,3,4]	500,000	500,089
Pam Capital Funding LP, Series 1998-1A, Class B2 (Cayman Islands)
1.58%	11/01/14	2,3,4,6,†	142,761	28,552
Panthera Aviation, Series 2013-1
10.00%	01/25/22	3,4,5,†	500,000	499,998
Peach Finance Co., Series 2000, Class A
4.71%	04/15/48	[4]	378,854	395,080
Scholar Funding Trust, Series 2012-B, Class A2
1.25%	03/28/46	[3,4]	1,000,000	1,026,859
SLC Student Loan Trust, Series 2004-1, Class B
0.51%	08/15/31	[3]	590,652	533,997
SLC Student Loan Trust, Series 2005-2, Class B
0.51%	03/15/40	[3]	478,559	431,342
SLC Student Loan Trust, Series 2005-3, Class B
0.48%	06/15/40	[3]	258,122	235,585

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Series 2006-2, Class B
0.46%	12/15/39	[3]	$597,449	$534,973
SLC Student Loan Trust, Series 2008-2, Class B
1.98%	09/15/22	[3]	240,000	239,230
SLM Student Loan Trust, Series 2004-2, Class B
0.70%	07/25/39	[3]	598,331	558,669
SLM Student Loan Trust, Series 2005-4, Class B
0.41%	07/25/40	[3]	616,554	554,118
SLM Student Loan Trust, Series 2005-9, Class B
0.53%	01/25/41	[3]	680,106	622,608
SLM Student Loan Trust, Series 2006-2, Class A6
0.40%	01/25/41	[3]	1,200,000	1,111,916
SLM Student Loan Trust, Series 2007-6, Class B
1.08%	04/27/43	[3]	328,750	300,469
SLM Student Loan Trust, Series 2007-7, Class B
0.98%	10/25/28	[3]	215,000	199,189
SLM Student Loan Trust, Series 2007-8, Class B
1.23%	04/27/43	[3]	619,829	580,988
SLM Student Loan Trust, Series 2008-2, Class B
1.43%	01/25/29	[3]	340,000	312,210
SLM Student Loan Trust, Series 2008-3, Class B
1.43%	04/25/29	[3]	340,000	315,125
SLM Student Loan Trust, Series 2008-4, Class A4
1.88%	07/25/22	[3]	1,500,000	1,581,995
SLM Student Loan Trust, Series 2008-4, Class B
2.08%	04/25/29	[3]	340,000	340,128
SLM Student Loan Trust, Series 2008-5, Class B
2.08%	07/25/29	[3]	235,000	241,651
SLM Student Loan Trust, Series 2008-6, Class B
2.08%	07/25/29	[3]	340,000	340,060
SLM Student Loan Trust, Series 2008-7, Class B
2.08%	07/25/29	[3]	340,000	342,670
SLM Student Loan Trust, Series 2008-8, Class B
2.48%	10/25/29	[3]	340,000	354,611
Sound Point CLO Ltd., Series 2012-1A, Class C (Cayman Islands)
3.53%	10/20/23	[2,3,4]	625,000	625,052

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 109

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Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Sound Point CLO Ltd., Series 2013-2A, Class E (Cayman Islands)
4.83%	07/15/25	[2,3,4]	$235,000	$211,695
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	4,†	469,449	564,821
Structured Receivables Finance LLC, Series 2010-B, Class B
7.97%	08/15/36	4,†	450,000	559,587
Symphony CLO Ltd., Series 2012-9A, Class C (Cayman Islands)
3.48%	04/16/22	[2,3,4]	575,000	575,054
Symphony CLO XIV Ltd., Series 2014-14A, Class A2 (Cayman Islands)
1.48%	07/14/26	[2,3,4]	350,000	350,006
TAL Advantage LLC, Series 2006-1, Class NOTE
0.34%	04/20/21	[3,4]	110,000	108,902
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.29%	02/26/19	[3,4]	89,583	89,389

Total Asset-Backed Securities (Cost $39,690,951)				40,105,312

BANK LOANS — 0.54%*
Electric — 0.00%
Boston Generating LLC, Term Loan, 1st Lien[7]
0.00%	12/31/14	3,6,8,9,†	107,166	—

Health Care — 0.35%
Valeant Pharmaceuticals International, Inc., Term Loan (Canada)
0.38%	08/05/20	[2,3]	687,949	688,293

Services — 0.19%
AABS Ltd. Loan, Series 2013-1, Class A (STEP) (Bermuda)
0.47%	01/15/38	2,3,†	367,085	379,009

Total Bank Loans (Cost $1,156,699)				1,067,302

CORPORATES — 9.73%*
Banking — 0.84%
Bank of America Corp. (MTN)
5.00%	05/13/21		1,090,000	1,218,431
First Chicago NBD Institutional Capital I
0.79%	02/01/27	[3]	500,000	438,437

				1,656,868

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Electric — 0.16%
Dynegy Escrow Holdings
0.00%	01/01/50	6,8,†	$1,175,000	$—
GenOn Americas Generation LLC
8.50%	10/01/21		300,000	314,250

				314,250

Energy — 0.66%
Energy Transfer Partners LP
3.24%	11/01/66	[3]	1,400,000	1,300,600

Finance — 4.63%
Astoria Depositor Corp.
8.14%	05/01/21	[4]	950,000	1,007,000
Chase Capital II, Series B
0.72%	02/01/27	[3]	1,500,000	1,311,563
Chase Capital VI
0.85%	08/01/28	[3]	500,000	437,500
Citigroup, Inc.
0.78%	08/25/36	[3]	3,350,000	2,670,714
General Electric Capital Corp. (MTN)
0.60%	05/05/26	[3]	819,000	758,350
0.70%	08/15/36	[3]	2,500,000	2,128,809
JPMorgan Chase Capital XIII, Series M
1.18%	09/30/34	[3]	700,000	598,500
JPMorgan Chase Capital XXIII
1.22%	05/15/47	[3]	200,000	161,500

				9,073,936

Insurance — 0.52%
Farmers Exchange Capital II
6.15%	11/01/53	[3,4]	900,000	1,018,101

Real Estate Investment Trust (REIT) — 0.27%
HCP, Inc.
7.07%	06/08/15		500,000	530,685

Transportation — 2.65%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23	[4]	873,360	949,779
AWAS Aviation Capital Ltd. (Ireland)
7.00%	10/15/16	[2,4]	431,600	446,706
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		2,419,436	2,625,088
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		613,919	723,657

See accompanying notes to Schedule of Portfolio Investments.

110 / N-Q Report June 2014

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Transportation (continued)
JetBlue Airways Pass-Through Trust, Series 2004, Class G1
0.60%	08/15/16	[3]	$464,524	$454,305

				5,199,535

Total Corporates (Cost $16,803,750)				19,093,975

MORTGAGE-BACKED — 53.33%**
Commercial Mortgage-Backed — 3.83%
Bayview Commercial Asset Trust, Series 2008-4, Class A3
2.90%	07/25/38	[3,4]	665,000	648,817
Bayview Commercial Mortgage Pass-Through Trust, Series 2006-SP1, Class M1
0.60%	04/25/36	[3,4]	1,275,000	1,115,161
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3
5.47%	06/11/41	[3]	70,504	70,501
Commercial Mortgage Trust, Series 2006-C8, Class AAB
5.29%	12/10/46		206,067	208,705
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4
6.02%	07/10/38	[3]	932,281	1,004,207
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4
4.74%	02/15/30		589,919	597,041
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45		1,040,000	1,028,415
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		1,055,000	1,055,378
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2
3.79%	02/15/44	[4]	900,000	933,899
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		810,000	852,555

				7,514,679

Non-Agency Mortgage-Backed — 43.11%
ACE Securities Corp., Series 2003-MH1, Class B1
6.50%	08/15/30	[3,4]	113,160	115,724
ACE Securities Corp., Series 2006-HE3, Class A2C
0.30%	06/25/36	[3]	2,116,365	1,424,428
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A12
3.12%	02/25/36	[3]	190,015	186,474

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A41
3.12%	02/25/36	[3]	$570,790	$554,928
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
0.38%	09/25/35	[3]	719,440	691,816
Ameriquest Mortgage Securities, Inc., Series 2005-R2, Class M2
0.63%	04/25/35	[3]	1,200,000	1,167,242
Banc of America Alternative Loan Trust, Series 2003-3, Class A4
5.75%	05/25/33		1,518,019	1,567,101
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20		433,538	442,369
Banc of America Funding Corp., Series 2006-3, Class 5A3
5.50%	03/25/36		1,190,742	1,147,465
Banco de Credito Y Securitizacion SA, Series 2001-1, Class AF (Argentina)
8.00%	06/30/20	[2,4,6]	5,000	400
BCAP LLC Trust, Series 2011-RR3, Class 1A5
2.70%	05/27/37	[3,4]	1,392,661	1,393,904
BCAP LLC Trust, Series 2007-AA1, Class 1A2
0.31%	02/25/47	[3]	762,327	696,032
BCAP LLC Trust, Series 2009-RR4, Class 1A1
9.50%	06/26/37	[4]	688,308	724,581
BCAP LLC Trust, Series 2010-RR11, Class 3A2
2.40%	06/27/36	[3,4]	1,162,467	1,166,567
BCAP LLC Trust, Series 2011-RR3, Class 5A3
2.90%	11/27/37	[3,4]	2,126,281	2,062,461
BCAP LLC Trust, Series 2011-RR4, Class 1A3
3.09%	03/26/36	[3,4]	1,004,411	978,526
Bear Stearns ALT-A Trust, Series 2005-1, Class A1
0.71%	01/25/35	[3]	879,135	856,585
Bear Stearns ARM Trust, Series 2005-2, Class A1
2.58%	03/25/35	[3]	424,091	431,558
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/202	,4,6,8,†	110	–
Centex Home Equity Loan Trust, Series 2006-A, Class AV4
0.40%	06/25/36	[3]	2,150,000	1,928,825

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 111

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Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chase Mortgage Finance Corp., Series 2007-A1, Class 8A1
2.65%	02/25/37	[3]	$358,065	$364,868
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A5 (STEP)
6.05%	03/25/37		1,750,000	1,615,514
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT3, Class M2
0.60%	05/25/35	[3]	1,100,000	1,071,459
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A3
0.30%	11/25/36	[3]	726,354	723,255
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.33%	03/25/37	[3]	2,468,910	2,402,213
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		630,094	705,585
Conseco Finance Securitizations Corp., Series 2002-1, Class A
6.68%	12/01/33	[3]	11,094	11,185
Conseco Finance, Series 2002-C, Class BF1
8.00%	06/15/32	[3]	2,373,363	2,591,612
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[3,4]	878,409	970,273
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[3]	877,327	945,914
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[3]	311,412	336,244
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30	[3]	683,848	728,696
Conseco Financial Corp., Series 1998-4, Class A6
6.53%	04/01/30	[3]	826,072	864,669
Conseco Financial Corp., Series 1998-4, Class A7
6.87%	04/01/30	[3]	409,045	436,224
Conseco Financial Corp., Series 1999-5, Class A5
7.86%	03/01/30	[3]	110,548	99,293
Credit Suisse Mortgage Trust, Series 2014-4R, Class 16A1
0.38%	02/27/36	[3,4]	1,074,163	1,054,534
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
4.73%	02/25/37		1,682,614	1,248,584

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.73%	02/25/37		$555,612	$412,260
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A3 (STEP)
4.21%	03/25/37		1,360,962	834,874
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF18, Class A2B
0.26%	12/25/37	[3]	1,165,116	711,477
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF1, Class A2D
0.37%	01/25/38	[3]	3,326,065	2,101,614
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF2, Class A2B
0.25%	03/25/37	[3]	1,184,386	748,683
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
2.94%	04/19/36	[3]	973,402	882,941
Green Tree Home Improvement Loan Trust, Series 1995-D, Class B2
7.45%	09/15/25		19,696	19,709
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21		2,838	2,839
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[3,4]	638,387	692,498
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[3,4]	938,900	1,009,365
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
0.33%	01/25/47	[3]	1,043,834	986,514
GSAMP Trust, Series 2005-HE5, Class M1
0.78%	11/25/35	[3]	1,285,000	1,222,202
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.66%	09/25/35	[3]	440,126	445,203
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
5.20%	05/25/47	[3]	1,308,386	1,248,265
Harborview Mortgage Loan Trust, Series 2006-8, Class 2A1A
0.34%	07/21/36	[3]	509,120	416,304
Home Equity Loan Trust, Series 2007-3, Class A4
1.65%	11/20/36	[3]	1,040,000	1,046,114
Home Equity Loan Trust, Series 2007-3, Class APT
1.35%	11/20/36	[3]	751,231	753,746
HSI Asset Loan Obligation Trust, Series 2007-2, Class 2A12
6.00%	09/25/37		924,792	895,194

See accompanying notes to Schedule of Portfolio Investments.

112 / N-Q Report June 2014

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Impac CMB Trust, Series 2004-4, Class 1A2
0.77%	09/25/34	[3]	$913,214	$829,355
IndyMac Index Mortgage Loan Trust, Series 2005-AR25, Class 2A1
4.65%	12/25/35	[3]	1,033,510	959,931
IndyMac Index Mortgage Loan Trust, Series 2007-FLX2, Class A1C
0.34%	04/25/37	[3]	2,642,440	1,957,369
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		428,606	426,340
IndyMac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		180,429	179,474
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		165,879	172,554
IndyMac Manufactured Housing Contract, Series 1998-1, Class A5
6.96%	09/25/28	[3]	399,823	423,214
IndyMac Manufactured Housing Contract, Series 1998-2, Class A2
6.17%	08/25/29		51,226	51,929
IndyMac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29	[3]	507,161	506,096
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF6 (STEP)
4.50%	03/25/47		1,464,427	1,172,123
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		942,604	942,595
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		757,733	758,211
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[3]	634,329	681,308
Lehman XS Trust, Series 2006-13, Class 1A2
0.32%	09/25/36	[3]	1,219,257	1,021,090
Lehman XS Trust, Series 2006-19, Class A2
0.32%	12/25/36	[3]	1,133,780	930,264
Lehman XS Trust, Series 2006-9, Class A1B
0.31%	05/25/46	[3]	1,214,827	1,003,537
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4
0.43%	05/25/37	[3]	1,810,500	1,178,226
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D
0.48%	04/25/37	[3]	1,696,107	263,707

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage Investors, Inc., Series 2004-HE2, Class A2C
1.31%	08/25/35	[3]	$709,726	$701,326
Mid-State Trust, Series 11, Class B
8.22%	07/15/38		14,616	15,640
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		1,051,165	1,265,927
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		726,993	794,093
Mid-State Trust, Series 2005-1, Class A
5.74%	01/15/40		281,936	303,203
Mid-State Trust, Series 6, Class A3
7.54%	07/01/35		426,799	459,147
Mid-State Trust, Series 6, Class A4
7.79%	07/01/35		34,776	37,446
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.06%	09/25/34	[3]	946,775	916,808
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[3]	3,175,962	1,856,426
Oakwood Mortgage Investors, Inc., Series 1998-A, Class M
6.82%	05/15/28	[3]	781,124	852,650
Oakwood Mortgage Investors, Inc., Series 1998-D, Class A
6.40%	01/15/29		383,610	391,616
Oakwood Mortgage Investors, Inc., Series 1999-A, Class A2
5.89%	04/15/29		84,841	85,593
Oakwood Mortgage Investors, Inc., Series 1999-B, Class A4
6.99%	12/15/26		839,555	900,213
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3
5.90%	09/15/22	[3]	1,333,792	1,176,082
Oakwood Mortgage Investors, Inc., Series 2002-A, Class A3
6.03%	05/15/24	[3]	763,441	761,098
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 2A1B
5.64%	12/25/35	[3]	85,519	86,218
Origen Manufactured Housing, Series 2005-A, Class M1
5.46%	06/15/36	[3]	727,143	764,752
Park Place Securities, Inc., Series 2004-WWF1, Class M2
1.17%	12/25/34	[3]	453,322	448,834
Park Place Securities, Inc., Series 2005-WCH1, Class M2
0.67%	01/25/36	[3]	589,467	587,018

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 113

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB1
2.97%	03/25/35	[3]	$1,272,897	$946,274
Residential Asset Securities Corp., Series 2005-KS12, Class A3
0.47%	01/25/36	[3]	1,100,000	1,055,705
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
0.39%	12/25/36	[3,4]	2,224,507	1,374,209
Specialty Underwriting & Residential Finance, Series 2006-AB3, Class A2B
0.30%	09/25/37	[3]	811,722	470,981
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
2.41%	09/25/34	[3]	1,164,609	1,173,784
Structured Asset Investment Loan Trust, Series 2005-4, Class M2
0.81%	05/25/35	[3]	1,200,000	1,160,133
Terwin Mortgage Trust, Series 2004-7HE, Class A1
1.25%	07/25/34	[3,4]	116,646	111,764
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.96%	04/15/30	[3]	585	85
UCFC Manufactured Housing Contract, Series 1997-4, Class A4
7.00%	04/15/29	[3]	250,056	247,962
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4
6.57%	05/07/27	[3]	436,884	456,871
Vanderbilt Mortgage Finance, Series 2002-C, Class A5
7.60%	12/07/32		1,100,000	1,161,608
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-OA2, Class 2A
0.82%	01/25/47	[3]	1,775,497	1,297,233
WaMu Mortgage Pass-Through Certificates, Series 2003-MS9, Class 1A
7.00%	04/25/33		1,090	1,122
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
0.44%	07/25/45	[3]	188,341	176,786
Wells Fargo Home Equity Trust, Series 2007-1, Class A3
0.47%	03/25/37	[3]	1,500,000	946,641

				84,579,481

U.S. Agency Mortgage-Backed — 6.39%
Fannie Mae Pool 467225
3.63%	01/01/18		910,000	971,002
Fannie Mae Pool AB3866
3.50%	11/01/41		415,399	428,515

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AD0660
4.53%	12/01/19		$909,479	$1,020,009
Fannie Mae Pool FN0003
4.30%	01/01/21		463,684	517,148
Fannie Mae REMICS, Series 2003-64, Class KS
9.45%	07/25/18	[3]	278,610	308,473
Fannie Mae, Series 1993-80, Class S
10.69%	05/25/23	[3]	6,256	7,062
Fannie Mae, Series 2000-45, Class SA (IO)
7.80%	12/18/30	[3]	1,025,355	159,415
Fannie Mae, Series 2001-42, Class SB
8.50%	09/25/31	[3]	1,129	1,235
Fannie Mae, Series 2003-124, Class TS
9.80%	01/25/34	[3]	14,008	16,807
Fannie Mae, Series 2005-92, Class US (IO)
5.95%	10/25/25	[3]	3,674,980	496,681
Fannie Mae, Series 2006-125, Class SM (IO)
7.05%	01/25/37	[3]	3,330,137	579,377
Fannie Mae, Series 2008-50, Class SA (IO)
5.90%	11/25/36	[3]	3,539,334	569,023
Fannie Mae, Series 2010-43, Class KS (IO)
6.27%	05/25/40	[3]	2,960,642	522,885
Freddie Mac REMICS, Series 2990, Class ND
16.51%	12/15/34	[3]	338,256	420,377
Freddie Mac, Series 1602, Class SN
10.09%	10/15/23	[3]	14,590	19,919
Freddie Mac, Series 1673, Class SD
13.85%	02/15/24	[3]	298,512	379,518
Freddie Mac, Series 1760, Class ZD
2.07%	02/15/24	[3]	641,578	649,996
Freddie Mac, Series 2642, Class BW (IO)
5.00%	06/15/23		20,177	1,858
Freddie Mac, Series 2657, Class LX (IO)
6.00%	05/15/18		17,642	80
Freddie Mac, Series 3242, Class SA (IO)
6.20%	11/15/36	[3]	11,166,546	1,834,270
Freddie Mac, Series 3247, Class SI (IO)
0.15%	08/15/36	[3]	38,574,656	172,730
Freddie Mac, Series 3260, Class AS (IO)
6.23%	01/15/37	[3]	9,577,086	1,288,550
Freddie Mac, Series 3289, Class SD (IO)
5.97%	03/15/37	[3]	1,910,301	230,739
Ginnie Mae II Pool (TBA)
3.00%	07/20/43		1,665,000	1,681,130
Ginnie Mae, Series 2001-31, Class SJ
27.46%	02/20/31	[3]	36,901	65,860

See accompanying notes to Schedule of Portfolio Investments.

114 / N-Q Report June 2014

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2004-8, Class SE
14.00%	11/26/23	[3]	$163,091	$203,318

				12,545,977

Total Mortgage-Backed
(Cost $96,841,611)				104,640,137

MUTUAL FUNDS — 0.02%
Blackrock Build America Bond Fund
0.01%[10]			1,886	40,926

Total Mutual Funds
(Cost $34,403)

U.S. AGENCY SECURITIES — 0.55%

U.S. Agency Securities — 0.55%
Federal Home Loan Bank (STEP)
0.75%	05/26/28		1,080,000	1,074,594

Total U.S. Agency Securities
(Cost $1,078,592)

U.S. TREASURY SECURITIES — 2.87%

U.S. Treasury Notes - 2.87%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.50%	04/15/15	[11]	1,185,000	1,315,581
2.00%	07/15/14	[11]	3,415,000	4,304,634

Total U.S. Treasury Securities
(Cost $5,615,949)				5,620,215

Total Bonds – 87.48%
(Cost $161,221,955)				171,642,461

Issues	Shares	Value

COMMON STOCK — 0.38%
Electric — 0.05%
Dynegy, Inc.[7]	2,920	101,616

Energy — 0.33%
Mach Gen, LLC Common
Units[6]	11,293	654,994

Total Common Stock
(Cost $1,257,575)		756,610

Issues	Maturity Date		Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 12.14%
Commercial Paper — 2.86%
Macquarie Bank Ltd. (Australia)
0.21%[12]	08/27/14	[2,4]	$1,890,000	$1,889,462
National Rural Utilities Cooperative Finance Corp.
0.09%[12]	07/25/14		1,855,000	1,854,889
RBS Holdings USA, Inc.
0.20%[12]	08/27/14		1,875,000	1,874,466

				5,618,817

Money Market Funds — 2.01%
Dreyfus Cash Advantage Fund
0.06%[10]			1,972,000	1,972,000
DWS Money Market Series Institutional Funds
0.05%[10]			1,972,000	1,972,000

				3,944,000

U.S. Agency Discount Notes — 7.26%
Fannie Mae
0.05%[12]	07/16/14		1,305,000	1,304,984
0.08%[12]	07/16/14		1,052,000	1,051,980
Federal Home Loan Bank
0.06%[12]	07/25/14		3,335,000	3,334,966
0.06%[12]	08/06/14		2,550,000	2,549,899
0.08%[12]	08/20/14		1,735,000	1,734,819
0.08%[12]	07/11/14		2,325,000	2,324,987
0.08%[12]	09/12/14		1,940,000	1,939,882

				14,241,517

U.S. Treasury Bills — 0.01%
U.S. Treasury Bills
0.02%[12]	08/14/14		11,000	11,000

Total Short-Term Investments
(Cost $23,814,794)				23,815,334

Total Investments – 100.00%
(Cost $186,294,324)[1]				196,214,405

Liabilities in Excess of Other Assets – (0.00)%				(5,415)

Net Assets – 100.00%				$196,208,990

Notes:

[1]	Cost for federal income tax purposes is $186,299,365 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$20,337,609
Gross unrealized depreciation	(10,422,569)

Net unrealized appreciation	$9,915,040

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 115

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[3]	Floating rate security. The rate disclosed was in effect at June 30, 2014.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Private placements under procedures approved by the Fund’s Board of Trustees.
[6]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $683,946, which is 0.35% of total net assets.
[7]	Non-income producing security.
[8]	Worthless due to company bankruptcy filing.
[9]	Security is currently in default with regard to scheduled interest or principal payments.
[10]	Represents the current yield as of June 30, 2014.
[11]	Inflation protected security. Principal amount reflects original security face amount.
[12]	Represents annualized yield at date of purchase.
†	Fair valued security. The aggregate value of fair valued securities is $2,807,215, which is 1.43% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.
*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(IO): Interest only

(MTN): Medium-term note

(STEP): Step coupon bond

(TBA): To be announced

See accompanying notes to Schedule of Portfolio Investments.

116 / N-Q Report June 2014

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 69.06%
ASSET-BACKED SECURITIES — 13.66%**
Access Group, Inc., Series 2005-2, Class A3
0.41%	11/22/24	[2]	$35,021	$34,816
Ally Auto Receivables Trust, Series 2012-5, Class A3
0.62%	03/15/17		21,388	21,424
Bank of America Credit Card Trust, Series 2007-A1, Class A1
5.17%	06/15/19		20,000	22,090
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.52%	01/25/35	[2,3]	35,961	33,452
Brazos Higher Education Authority, Inc., Series 2004-I, Class A2
0.43%	06/27/22	[2]	2,241	2,239
Brazos Higher Education Authority, Inc., Series 2005-2, Class A10
0.35%	12/26/19	[2]	20,188	20,135
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.43%	02/25/35	[2]	15,000	15,505
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.23%	10/27/36	[2]	15,000	15,271
College Loan Corp. Trust, Series 2007-1, Class A3
0.33%	04/25/29	[2]	20,000	18,704
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3
0.44%	09/28/26	[2]	12,089	12,045
Educational Funding of the South, Inc., Series 2011-1, Class A2
0.88%	04/25/35	[2]	10,000	10,037
Educational Funding of the South, Inc., Series 2012-1, Class A
1.20%	03/25/36	[2]	12,920	13,186
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L
0.30%	05/25/23	[2,3]	21,010	20,848
Goal Capital Funding Trust, Series 2006-1, Class A3
0.35%	11/25/26	[2]	18,484	18,332
Iowa Student Loan Liquidity Corp., Series 2011-1, Class A
1.48%	06/25/42	[2]	16,043	16,426
Nelnet Student Loan Trust, Series 2007-1, Class A1
0.24%	11/27/18	[2]	4,504	4,498
Nelnet Student Loan Trust, Series 2008-4, Class A4
1.71%	04/25/24	[2]	10,000	10,255
Nelnet Student Loan Trust, Series 2012-5A, Class A
0.75%	10/27/36	[2,3]	24,814	24,923

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
North Carolina State Education Authority,
Series 2011-1, Class A3
1.14%	10/25/41	[2]	$15,000	$15,045
Northstar Education Finance, Inc.
0.98%	01/29/46	[2]	10,000	9,976
Scholar Funding Trust, Series 2011-A, Class A
1.13%	10/28/43	[2,3]	9,364	9,417
SLC Student Loan Trust, Series 2006-2, Class A5
0.33%	09/15/26	[2]	15,000	14,736
SLM Student Loan Trust, Series 2003-12, Class A5
0.51%	09/15/22	[2,3]	14,730	14,736
SLM Student Loan Trust, Series 2004-5A, Class A5
0.83%	10/25/23	[2,3]	15,000	15,089
SLM Student Loan Trust, Series 2004-7, Class A5
0.40%	01/27/20	[2]	14,526	14,511
SLM Student Loan Trust, Series 2005-10, Class A4
0.34%	10/25/19	[2]	11,023	11,009
SLM Student Loan Trust, Series 2005-2, Class A5
0.32%	04/27/20	[2]	12,832	12,797
SLM Student Loan Trust, Series 2006-2, Class A4
0.32%	10/25/22	[2]	14,953	14,946
SLM Student Loan Trust, Series 2006-4, Class A4
0.31%	04/25/23	[2]	129	129
SLM Student Loan Trust, Series 2007-7, Class A3
0.47%	04/25/17	[2]	15,000	14,990
SLM Student Loan Trust, Series 2008-5, Class A4
1.93%	07/25/23	[2]	15,000	15,752
SLM Student Loan Trust, Series 2008-6, Class A3
0.98%	01/25/19	[2]	15,000	15,142
SLM Student Loan Trust, Series 2008-8, Class A4
1.73%	04/25/23	[2]	15,000	15,668
SLM Student Loan Trust, Series 2008-9, Class A
1.73%	04/25/23	[2]	16,171	16,739
SLM Student Loan Trust, Series 2010-1, Class A
0.55%	03/25/25	[2]	17,412	17,437
SLM Student Loan Trust, Series 2012-1, Class A2
0.60%	11/25/20	[2]	17,670	17,696

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 117

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2012-2, Class A
0.85%	01/25/29	[2]	$33,260	$33,560
SLM Student Loan Trust, Series 2013-3,
Class A2
0.45%	05/26/20	[2]	20,000	20,016
SLM Student Loan Trust, Series 2013-4,
Class A
0.70%	06/25/27	[2]	18,256	18,305
SLM Student Loan Trust, Series 2013-6,
Class A2
0.65%	02/25/21	[2]	15,000	15,091
SLM Student Loan Trust, Series 2014-1, Class A3
0.75%	02/26/29	[2]	20,000	20,040
South Carolina Student Loan Corp., Series A2
0.35%	12/01/20	[2]	9,941	9,841

Total Asset-Backed Securities (Cost $670,522)				676,854

CORPORATES — 17.38%*

Banking — 1.21%
Credit Suisse/New York (YCD) (Switzerland)
0.55%	08/24/15	[2,4]	25,000	24,993
Macquarie Bank Ltd. (Australia)
7.30%	08/01/14	[3,4]	35,000	35,183

				60,176

Communications — 2.27%
AT&T, Inc.
2.50%	08/15/15		30,000	30,660
Qwest Corp.
7.50%	10/01/14		30,000	30,451
Verizon Communications, Inc.
1.76%	09/15/16	[2]	50,000	51,428

				112,539

Electric — 1.54%
NextEra Energy Capital Holdings, Inc.
1.34%	09/01/15		35,000	35,267
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		15,000	17,907
W3A Funding Corp.
8.09%	01/02/17		23,230	23,237

				76,411

Energy — 1.25%
Florida Gas Transmission Co. LLC
4.00%	07/15/15	[3]	60,000	62,001

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Finance — 4.50%
Chase Capital II, Series B
0.72%	02/01/27	[2]	$100,000	$87,437
General Electric Capital Corp. (MTN)
0.60%	05/05/26	[2]	30,000	27,778
0.70%	08/15/36	[2]	75,000	63,864
Woodbourne Capital Trust I
2.65%	04/29/49	[2,3,5]	80,000	44,000

				223,079

Health Care — 0.50%
Providence Health & Services Obligated Group
1.18%	10/01/17	[2]	25,000	24,960

Industrials — 0.72%
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15	[3,4]	35,000	35,592

Real Estate Investment Trust (REIT) — 3.54%
Brandywine Operating Partnership LP
7.50%	05/15/15		30,000	31,690
HCP, Inc.
6.00%	01/30/17		30,000	33,603
Mack-Cali Realty LP
2.50%	12/15/17		25,000	25,339
Nationwide Health Properties, Inc.
6.00%	05/20/15		30,000	31,390
Realty Income Corp.
5.50%	11/15/15		25,000	26,560
UDR, Inc. (MTN)
5.25%	01/15/16		25,000	26,659

				175,241

Transportation — 1.85%
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		84,929	91,723

Total Corporates (Cost $857,707)				861,722

MORTGAGE-BACKED — 35.79%**

Commercial Mortgage-Backed — 4.23%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2
5.32%	09/10/47		19,874	19,947
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3
5.47%	06/11/41	[2]	2,409	2,409
Commercial Mortgage Pass-Through Certificates, Series 2005-C6, Class A5A
5.12%	06/10/44	[2]	31,826	32,930

See accompanying notes to Schedule of Portfolio Investments.

118 / N-Q Report June 2014

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Credit Suisse First Boston Commercial Mortgage Trust, Series 2005-C1, Class A4
5.01%	02/15/38	[2]	$28,871	$29,295
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class AAB
5.31%	12/15/39		1,702	1,710
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A3A
4.68%	07/15/42		11,302	11,368
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LPD4, Class A4
4.92%	10/15/42	[2]	23,397	24,298
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class ASB
5.99%	06/15/49	[2]	42,358	44,877
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class ASB
5.83%	02/15/51	[2]	19,922	21,109
Merrill Lynch Mortgage Investors, Inc., Series 2005-MCP1, Class ASB
4.67%	06/12/43	[2]	458	458
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2FX
5.61%	04/15/49		21,240	21,390

				209,791

Non-Agency Mortgage-Backed — 20.06%
Argent Securities, Inc., Series 2005-W2, Class A2B1
0.35%	10/25/35	[2]	12,317	12,198
Asset-Backed Securities Corp. Home Equity, Series 2005-HE6, Class M2
0.66%	07/25/35	[2]	25,260	25,037
Banc of America Alternative Loan Trust, Series 2003-4, Class 1A5
5.50%	06/25/33		36,742	38,079
Banc of America Alternative Loan Trust, Series 2003-9, Class 1CB5
5.50%	11/25/33		35,912	36,982
Banc of America Mortgage Securities, Inc., Series 2003-A, Class 2A2
3.02%	02/25/33	[2]	5,178	5,175
BCAP LLC Trust, Series 2011-RR3, Class 1A5
2.70%	05/27/37	[2,3]	37,495	37,528
Bear Stearns Asset-Backed Securities Trust, Series 2005-3, Class A1
0.60%	09/25/35	[2]	7,844	7,865

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Centex Home Equity Loan Trust, Series 2002-C, Class AF4 (STEP)
4.98%	06/25/31		$29,932	$30,190
Commercial Mortgage Trust, Series 2005-GG5, Class AAB
5.19%	04/10/37	[2]	15,152	15,175
Conseco Finance Securitizations Corp., Series 2000-E, Class M1
8.13%	08/15/31	[2]	4,088	4,108
Conseco Financial Corp., Series 1997-4, Class A5
6.88%	02/15/29		18,016	18,738
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
1.22%	08/25/35	[2]	53,899	37,316
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
0.45%	05/25/35	[2]	41,359	36,508
Credit Suisse First Boston Mortgage Securities Corp., Series 1997-2, Class A
7.50%	06/25/20	[3]	3,798	3,821
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
1.17%	11/25/33	[2]	30,390	26,566
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR1, Class A2A
0.98%	09/19/44	[2]	36,415	34,764
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
0.52%	07/19/44	[2]	10,323	10,047
Downey Savings & Loan Association Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
0.36%	10/19/36	[2]	41,618	35,298
Fremont Home Loan Trust, Series 2005-2, Class M1
0.61%	06/25/35	[2]	950	952
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21		12,435	12,442
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3
4.57%	08/10/42		2,915	2,916
GSAMP Trust, Series 2005-HE4, Class M1
0.60%	07/25/45	[2]	24,360	24,278
Harborview Mortgage Loan Trust, Series 2005-4, Class 2A
2.73%	07/19/35	[2]	33,395	31,345

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 119

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Home Equity Loan Trust, Series 2006-1, Class A1
0.31%	01/20/36	[2]	$11,853	$11,804
Home Equity Loan Trust, Series 2007-3, Class APT
1.35%	11/20/36	[2]	23,161	23,238
IndyMac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1A
1.01%	08/25/34	[2]	18,561	16,658
IndyMac Index Mortgage Loan Trust, Series 2007-FLX1, Class A2
0.33%	02/25/37	[2]	35,336	34,184
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M1
0.60%	06/25/35	[2]	27,385	27,197
Lehman XS Trust, Series 2005-5N, Class 3A1A
0.45%	11/25/35	[2]	41,967	37,496
MASTR Asset-Backed Securities Trust, Series 2005-HE1, Class M2
0.83%	05/25/35	[2]	17,354	17,376
Morgan Stanley Capital I Trust, Series 2005-NC2, Class M2
0.78%	03/25/35	[2]	31,024	30,764
Morgan Stanley Capital, Inc., Series 2005-HE6, Class A2C
0.47%	11/25/35	[2]	24,217	23,657
New Century Home Equity Loan Trust, Series 2005-3, Class M2
0.64%	07/25/35	[2]	40,000	38,353
Park Place Securities, Inc., Series 2004-MCW1, Class M1
1.09%	10/25/34	[2]	24,071	23,978
Park Place Securities, Inc., Series 2005-WHQ2, Class A1B
0.42%	05/25/35	[2]	22,758	22,615
Residential Asset Mortgage Products, Inc., Series 2003-RZ3, Class A6 (STEP)
3.90%	03/25/33		22,094	22,268
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A2
8.50%	11/25/31	†	7,996	3,198
Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2
0.35%	02/25/36	[2]	6,058	6,060
Residential Asset Securities Corp., Series 2005-KS12, Class A2
0.40%	01/25/36	[2]	3,045	3,037
Structured Asset Securities Corp., Series 2005-WF4, Class A4
0.51%	11/25/35	[2]	17,544	17,532

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX (IO)
0.34%	08/25/34	[3,5]	$7,109,191	$103,705
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
1.52%	06/25/42	[2]	9,816	9,423
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1
2.62%	10/25/36	[2]	36,406	34,290

				994,161

U.S. Agency Mortgage-Backed — 11.50%
Fannie Mae Pool 646884
1.79%	05/01/32	[2]	66,355	66,587
Fannie Mae Pool 802665
2.11%	12/01/34	[2]	3,874	3,890
Fannie Mae Pool AL0851
6.00%	10/01/40		15,519	17,468
Fannie Mae REMICS, Series 2003-11, Class FA
1.15%	09/25/32	[2]	22,747	23,385
Fannie Mae Whole Loan, Series 2003-W6, Class F
0.50%	09/25/42	[2]	85,193	84,463
Fannie Mae, Series 1997-91, Class SL (IO)
7.50%	11/25/23	[2]	118,165	23,456
Fannie Mae, Series 2004-33, Class MW
4.50%	01/25/30		17,253	17,514
Fannie Mae, Series 2008-47, Class PF
0.65%	06/25/38	[2]	19,487	19,609
Fannie Mae, Series 2010-109, Class PF
0.55%	10/25/40	[2]	22,611	22,760
Fannie Mae, Series G-36, Class ZB
7.00%	11/25/21		1,538	1,743
Freddie Mac REMICS, Series 2581, Class F
0.60%	12/15/32	[2]	7,504	7,510
Freddie Mac REMICS, Series 2591, Class EF
0.65%	03/15/32	[2]	33,709	33,839
Freddie Mac REMICS, Series 2684, Class F
1.05%	01/15/33	[2]	24,392	24,952
Freddie Mac REMICS, Series 2835, Class LE
0.50%	11/15/30	[2]	32,742	32,801
Freddie Mac REMICS, Series 3831, Class PV
5.00%	05/15/25		58,786	63,895
Freddie Mac Strips, Series 263, Class F5
0.65%	06/15/42	[2]	49,796	49,950

See accompanying notes to Schedule of Portfolio Investments.

120 / N-Q Report June 2014

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Freddie Mac, Series 3501, Class JA
4.00%	04/15/37		$34,852	$36,226
Freddie Mac-Ginnie Mae, Series 2, Class L
8.00%	11/25/22		5,740	6,151
NCUA Guaranteed Notes, Series 2011-R5,
Class 1A
0.53%	04/06/20	[2]	33,876	33,937

				570,136

Total Mortgage-Backed (Cost $1,761,048)				1,774,088

MUNICIPAL BONDS — 1.02%*

California — 1.02%
State of California, Taxable, Various Purpose
4.85%	10/01/14		50,000	50,564

Total Municipal Bonds (Cost $50,119)

U.S. AGENCY SECURITIES — 1.21%
Federal Farm Credit Bank
0.17%	09/14/16	[2]	25,000	25,007
0.20%	04/17/17	[2]	35,000	35,044

Total U.S. Agency Securities (Cost $59,995)				60,051

Total Bonds – 69.06% (Cost $3,399,391)				3,423,279

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 27.22%
Money Market Funds — 1.86%
Dreyfus Cash Advantage Fund
0.06%[6]			46,000	46,000
DWS Money Market Series Institutional Funds
0.05%[6]			46,000	46,000

				92,000

U.S. Agency Discount Notes — 23.60%
Fannie Mae
0.04%[7]	07/14/14		35,000	35,000
0.05%[7]	07/29/14		125,000	124,998
0.06%[7]	07/23/14		45,000	45,000
0.06%[7]	08/18/14		60,000	59,998
0.07%[7]	08/13/14		65,000	64,998
0.08%[7]	09/08/14		85,000	84,995
0.08%[7]	09/22/14		90,000	89,994

Issues	Maturity Date		Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS (continued)

U.S. Agency Discount Notes (continued)
0.08%[7]	10/01/14		$110,000	$109,989
0.08%[7]	10/14/14		35,000	34,995
Federal Home Loan Bank
0.06%[7]	07/02/14		165,000	165,000
Freddie Mac
0.05%[7]	08/13/14		75,000	74,997
0.06%[7]	08/11/14		45,000	44,998
0.06%[7]	09/08/14		135,000	134,992
0.08%[7]	09/18/14		55,000	54,996
0.08%[7]	09/18/14		45,000	44,997

				1,169,947

U.S. Treasury Bills — 1.76%
U.S. Treasury Bills
0.02%[7]	08/14/14	[8]	87,000	86,998

Total Short-Term Investments (Cost $1,348,879)				1,348,945

Total Investments – 96.28% (Cost $4,748,270)[1]				4,772,224

Cash and Other Assets, Less Liabilities – 3.72%				184,605

Net Assets – 100.00%				$4,956,829

Contracts	Unrealized Appreciation

FUTURES CONTRACTS: LONG POSITIONS
14	S&P 500 E Mini Index, Expiration September 2014	$7,029

	Net unrealized appreciation	$7,029

Expiration Date	Notional Amount (000’s)	Appreciation	Value

SWAPS: TOTAL RETURN
The Fund pays a floating rate based on 1-month USD LIBOR plus 34 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: Barclays, Inc.

07/03/14	$2,000	$71,892	$71,892

	$2,000	$71,892	$71,892

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2014 / 121

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Notes:

[1]	Cost for federal income tax purposes is $4,749,026 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$1,295,189
Gross unrealized depreciation	(1,271,991)

Net unrealized appreciation	$23,198

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2014.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $147,705, which is 2.98% of total net assets.
[6]	Represents the current yield as of June 30, 2014.
[7]	Represents annualized yield at date of purchase.
[8]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $86,997.

†	Fair valued security. The aggregate value of fair valued securities is $3,198, which is 0.06% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

122 / N-Q Report June 2014

Notes to Financial Statements (Unaudited)

June 30, 2014

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Net Asset Value:

The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Class/Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes.The Funds receive pricing information from independent pricing vendors approved by the Board ofTrustees (the “Board”). Securities with a demand feature exercisable within one to seven days are valued at par.The Funds also use a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S.Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark.The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. Debt securities which mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board determines that this method does not represent fair value). S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported net asset value of such investments.

Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by MetropolitanWest (“MetWest”). When the Funds use these fair valuation methods applied by MetWest that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

Foreign Currency Translation:

The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the statements of operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are reclassified to ordinary income for federal income tax purposes.

N-Q Report June 2014 / 123

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes:

The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Securities and Derivatives Transactions and Investment Income:

Securities transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Cost is determined and gains and losses are based on the first-in, first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts, including original issue discount, and premiums on securities are amortized using the interest method.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. The Funds (except the AlphaTrak 500 Fund) expect to declare distributions daily and pay them monthly to shareholders.TheAlphaTrak 500 Fund expects to declare and pay distributions to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board may determine to declare and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders.Therefore, no federal income tax provision is required.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are subject to examination by U.S. federal and state tax authorities for returns files for the prior three and four fiscal years, respectively.

As of and during the period ended June 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Recent Accounting Pronouncements:

In June 2014, the Financial Accounting Standards Board (the “FASB”) issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings.The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

Cash and cash equivalents:

The Trust has defined cash and cash equivalents as cash which can be in interest-bearing accounts. The Funds also maintain cash in bank account deposits that, at times, may exceed federally insured limits. The Funds have not experienced any losses in any such accounts.

Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

124 / N-Q Report June 2014

Notes to Financial Statements (Unaudited) (Continued)

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Money market funds. Money market funds are open-ended mutual funds that invest in short-term debt securities To the extent that these funds are valued based upon the reported net asset value, they are categorized in Level 1 of the fair value hierarchy.

Short-term investments. Short-term investments (commercial paper and repurchase agreements) having a maturity of 60 days or less generally are valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. and Foreign government and agency securities. U.S. and Foreign government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers,

N-Q Report June 2014 / 125

Notes to Financial Statements (Unaudited) (Continued)

quoted market prices, and reference data. Some government securities are actively traded and transparent in the market place. As such, they can be level 1. Other government and agencies securities are quoted based in similar securities and yields and therefore, would be in level 2.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as indices and exchange rates. Foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options and Swaptions contracts. Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over the counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

As of June 30, 2014, Level 3 securities consist of certain asset-backed securities, bank loans, collateralized mortgage obligations and corporate bonds.

126 / N-Q Report June 2014

Notes to Financial Statements (Unaudited) (Continued)

The summary of inputs used to value each Fund’s investments and other financial instruments carried at fair value June 30, 2014 is as follows:

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$4,164,282	$–	$4,164,282
Money Market Funds	4,172,000	–	–	4,172,000
U.S. Agency Discount Notes	–	24,529,038	–	24,529,038
Long-Term Investments:
Asset-Backed Securities	–	7,772,586	–	7,772,586
Bank Loans	–	637,524	–	637,524
Corporates	–	23,534,271	–	23,534,271
Foreign Government Obligations	–	645,027	–	645,027
Mortgage-Backed	–	130,363,326	71,921	130,435,247
Municipal Bonds	–	519,135	–	519,135
U.S. Agency Securities	–	4,664,745	–	4,664,745
U.S. Treasury Securities	4,734,154	—	–	4,734,154

Total	$8,906,154	$196,829,934	$71,921	$205,808,009

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$59,345,680	$–	$59,345,680
Money Market Funds	69,896,000	–	–	69,896,000
U.S. Agency Discount Notes	–	248,991,534	–	248,991,534
Long-Term Investments:
Asset-Backed Securities	–	475,786,639	–	475,786,639
Bank Loans	–	21,048,061	–	21,048,061
Corporates	–	650,747,924	877,250	651,625,174
Foreign Government Obligations	–	18,069,900	–	18,069,900
Mortgage-Backed	–	1,727,803,548	4,844,728	1,732,648,276
Municipal Bonds	–	38,435,589	–	38,435,589
Purchased Swaptions	–	487,764	–	487,764
U.S. Agency Securities	–	122,627,736	–	122,627,736
U.S. Treasury Securities	92,060,274	–	–	92,060,274
Other Financial Instruments *
Liabilities:
Interest rate contracts	–	(283,266)	–	(283,266)

Total	$161,956,274	$3,363,061,109	$5,721,978	$3,530,739,361

*Other financial instruments include written swaptions and swaptions. Interest rate contracts include written swaptions and swaptions.

N-Q Report June 2014 / 127

Notes to Financial Statements (Unaudited) (Continued)

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$10,598,179	$–	$10,598,179
Money Market Funds	11,264,000	–	–	11,264,000
U.S. Agency Discount Notes	–	50,233,738	–	50,233,738
U.S. Treasury Bills	11,000	–	–	11,000
Long-Term Investments:
Asset-Backed Securities	–	52,033,778	–	52,033,778
Bank Loans	–	737,176	–	737,176
Corporates	–	100,671,286	–	100,671,286
Mortgage-Backed	–	191,049,767	–	191,049,767
Municipal Bonds	–	6,822,850	–	6,822,850
U.S. Agency Securities	–	17,247,078	–	17,247,078
U.S. Treasury Securities	142,785,650	–	–	142,785,650
Other Financial Instruments *
Assets:
Interest rate contracts	–	57,158	–	57,158
Liabilities:
Interest rate contracts	–	(833)	–	(833)

Total	$154,060,650	$429,450,177	$–	$583,510,827

*Other financial instruments include swap contracts and swaptions. Interest rate contracts include interest rate swaps and swaptions.

128 / N-Q Report June 2014

Notes to Financial Statements (Unaudited) (Continued)

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$605,112,943	$–	$605,112,943
Money Market Funds	533,674,000	–	–	533,674,000
Repurchase Agreements	–	426,000,000	–	426,000,000
U.S. Agency Discount Notes	–	3,246,997,715	–	3,246,997,715
U.S. Treasury Bills	9,428,779	–	–	9,428,779
Long-Term Investments:
Asset-Backed Securities	–	1,793,208,939	65,759,344	1,858,968,283
Bank Loans	–	96,204,362	–	96,204,362
Common Stock	15,278,829	–	–	15,278,829
Corporates	–	4,346,172,433	1,842,500	4,348,014,933
Foreign Government Obligations	–	80,733,914	–	80,733,914
Mortgage-Backed	–	13,295,758,312	34,035,202	13,329,793,514
Municipal Bonds	–	551,333,156	–	551,333,156
Purchased Swaptions	–	33,918,409	–	33,918,409
Put Options Purchased	531,250	–	–	531,250
U.S. Agency Securities	–	334,917,094	–	334,917,094
U.S. Treasury Securities	8,565,616,467	–	–	8,565,616,467
Other Financial Instruments *
Assets:
Interest rate contracts	531,210	129,500,432	–	130,031,642
Liabilities:
Credit contracts	–	(501,328)	–	(501,328)
Interest rate contracts	(5,603,072)	(122,214,218)	–	(127,817,290)

Total	$9,119,457,463	$24,817,142,163	$101,637,046	$34,038,236,672

*Other financial instruments include futures, swap contracts, written options, written swaptions and swaptions. Credit contracts include credit default swaps. Interest rate contracts include futures, interest rate swaps, written options, written swaptions and swaptions.

N-Q Report June 2014 / 129

Notes to Financial Statements (Unaudited) (Continued)

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$44,074,000	$–	$–	$44,074,000
Repurchase Agreements	–	65,000,000	–	65,000,000
U.S. Agency Discount Notes	–	67,396,203	–	67,396,203
U.S. Treasury Bills	11,000	–	–	11,000
Long-Term Investments:
Asset-Backed Securities	–	76,495,820	–	76,495,820
Bank Loans	–	178,293,838	5,102,121*	183,395,959
Common Stock	5,391,517	–	20,154,188	25,545,705
Corporates	–	1,768,026,299	–	1,768,026,299
Mortgage-Backed	–	413,108	1	413,109
U.S. Treasury Securities	5,149,174	–	–	5,149,174
Other Financial Instruments **
Assets:
Credit contracts	–	355,264	–	355,264
Liabilities:
Credit contracts	–	(29,216)	–	(29,216)

Total	$54,625,691	$2,155,951,316	$25,256,310	$2,235,833,317

*As of June 30, 2014, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

**Other financial instruments include swap contracts. Credit contracts include credit default swaps.

UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$11,538,401	$ –	$11,538,401
Money Market Funds	15,848,000	–	–	15,848,000
U.S. Agency Discount Notes	–	63,442,186	–	63,442,186
U.S. Treasury Bills	655,983	–	–	655,983
Long-Term Investments:
Asset-Backed Securities	–	154,827,965	–	154,827,965
Bank Loans	–	6,830,171	–	6,830,171
Corporates	–	155,969,797	–	155,969,797
Foreign Government Obligations	–	4,731,708	–	4,731,708
Mortgage-Backed	–	343,799,352	63,154	343,862,506
Municipal Bonds	–	16,021,553	–	16,021,553
Mutual Funds	91,574	–	–	91,574
U.S. Agency Securities	–	15,948,850	–	15,948,850
U.S. Treasury Securities	5,547,946	–	–	5,547,946
Other Financial Instruments *
Assets:
Credit contracts	–	52,082	–	52,082
Interest rate contracts	184,507	–	–	184,507
Liabilities:
Interest rate contracts	(6,182)	–	–	(6,182)

Total	$22,321,828	$773,162,065	$ 63,154	$795,547,047

*Other financial instruments include swap contracts and futures. Credit contracts include credit default swaps. Interest rate contracts include futures.

130 / N-Q Report June 2014

Notes to Financial Statements (Unaudited) (Continued)

FLOATING RATE INCOME FUND*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$2,596,000	$–	$–	$2,596,000
U.S. Agency Discount Notes	–	14,877,596	–	14,877,596
Long-Term Investments:
Bank Loans	–	97,212,577	1,020,424	98,233,001
Corporates	–	13,573,489	–	13,573,489
Municipal Bonds	–	650,850	–	650,850
U.S. Agency Securities	–	1,240,933	–	1,240,933

Total	$2,596,000	$127,555,445	$1,020,424	$131,171,869

*The Floating Rate Income Fund commenced operations on June 28, 2013.

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$5,618,817	$–		$5,618,817
Money Market Funds	3,944,000	–	–		3,944,000
U.S. Agency Discount Notes	–	14,241,517	–		14,241,517
U.S. Treasury Bills	11,000	–	–		11,000
Long-Term Investments:
Asset-Backed Securities	–	38,858,026	1,247,286		40,105,312
Bank Loans	–	1,067,302	–	*	1,067,302
Common Stock	101,616	–	654,994		756,610
Corporates	–	19,093,975	–		19,093,975
Mortgage-Backed	–	104,639,737	400		104,640,137
Mutual Funds	40,926	–	–		40,926
U.S. Agency Securities	–	1,074,594	–		1,074,594
U.S. Treasury Securities	5,620,215	–	–		5,620,215

Total	$9,717,757	$184,593,968	$1,902,680		$196,214,405

*As of June 30, 2014, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

N-Q Report June 2014 / 131

Notes to Financial Statements (Unaudited) (Continued)

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$92,000	$—	$—	$92,000
U.S. Agency Discount Notes	—	1,169,947	—	1,169,947
U.S. Treasury Bills	86,998	—	—	86,998
Long-Term Investments:
Asset-Backed Securities	—	676,854	—	676,854
Corporates	—	817,722	44,000	861,722
Mortgage-Backed	—	1,670,383	103,705	1,774,088
Municipal Bonds	—	50,564	—	50,564
U.S. Agency Securities	—	60,051	—	60,051
Other Financial Instruments *
Assets:
Equity contracts	7,029	71,892	—	78,921

Total	$186,027	$4,517,413	$147,705	$4,851,145

*Other financial instruments include total return swap contracts and futures. Equity contracts include total return swaps and futures.

132 / N-Q Report June 2014

Notes to Financial Statements (Unaudited) (Continued)

Certain of the Funds’ investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no financial assets and/or liabilities transferred between levels 1 and 2 for the period ended June 30, 2014.

For the period ended June 30, 2014, a reconciliation of level 3 investments is presented when the Fund had a significant amount of level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of level 3 investments for which significant unobservable inputs were used in determining fair value:

ULTRA SHORT BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2014	$75,655
Realized (loss)	(2,706)
Change in unrealized (depreciation)*	(1,028)
Purchases	–
Sales	–
Transfers into Level 3**	–
Transfers out of Level 3**	–

Balance as of June 30, 2014	$71,921

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2014 was $(1,028) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2014.

LOW DURATION BOND FUND	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2014	$877,250	$5,060,781
Accrued discounts/premiums	23	–
Realized (loss)	–	(55,823)
Change in unrealized (depreciation)*	(23)	(160,230)
Purchases	–	–
Sales	–	–
Transfers into Level 3**	–
Transfers out of Level 3**	–	–

Balance as of June 30, 2014	$877,250	$4,844,728

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2014 was $(160,253) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2014.

N-Q Report June 2014 / 133

Notes to Financial Statements (Unaudited) (Continued)

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2014	$66,695,628	$1,842,500	$34,813,444
Accrued discounts/premiums	–	1,707	–
Realized (loss)	(940,540)	–	(1,499,211)
Change in unrealized appreciation/ (depreciation)*	4,256	(1,707)	720,969
Purchases	–	–	–
Sales	–	–	–
Transfers into Level 3**	–	–	–
Transfers out of Level 3**	–	–	–

Balance as of June 30, 2014	$65,759,344	$1,842,500	$34,035,202

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2014 was $723,518 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2014.

HIGH YIELD BOND FUND	BANK LOANS		COMMON STOCK	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2014	$4,975,000	***	$–	$1
Accrued discounts/premiums	8,303		–	–
Change in unrealized (depreciation)*	(8,960)		(16,054,097)	–
Purchases	127,778		–	–
Sales	–		–	–
Transfers into Level 3**	–		36,208,285	–
Transfers out of Level 3**	–		–	–

Balance as of June 30, 2014	$5,102,121	***	$20,154,188	$1

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2014 was $(8,960) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of June 30, 2014, the Fund used unobservable inputs in determining the value of certain investments. As of June 30, 2014, the Fund used significant observable inputs in determining the value of the same investments. As a result, investments with a end of period value of $36,208,285 transferred from level 2 to level 3 in the disclosure hierarchy.

*** As of June 30, 2014 and March 31, 2014, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

134 / N-Q Report June 2014

Notes to Financial Statements (Unaudited) (Continued)

UNCONSTRAINED BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2014	$65,416
Realized (loss)	(3,840)
Change in unrealized appreciation*	1,578
Purchases	–
Sales	–
Transfers into Level 3**	–
Transfers out of Level 3**	–

Balance as of June 30, 2014	$63,154

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2014 was $1,578 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2014.

FLOATING RATE INCOME FUND*	BANK LOANS

Balance as of April 1, 2014	$995,000
Accrued discounts/premiums	1,633
Change in unrealized (depreciation)**	(1,765)
Purchases	25,556
Sales	–
Transfers into Level 3***	–
Transfers out of Level 3***	–

Balance as of June 30, 2014	$1,020,424

* The Floating Rate Income Fund commenced operations on June 28, 2013.

** The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2014 was $(1,765) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

*** There were no transfers between level 2 and 3 for the period ended June 30, 2014.

N-Q Report June 2014 / 135

Notes to Financial Statements (Unaudited) (Continued)

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	BANK LOANS		COMMON STOCK	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2014	$1,910,625	$–	***	$–	$400
Realized (loss)	(52,580)	–		–	–
Change in unrealized appreciation/ (depreciation)*	2,082	–		(546,429)	–
Purchases	–	–		–	–
Sales	(612,841)	–		–	–
Transfers into Level 3**	–	–		1,201,423	–
Transfers out of Level 3**	–	–		–	–

Balance as of June 30, 2014	$1,247,286	$–	***	$654,994	$400

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2014 was $2,021 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of June 30, 2014, the Fund used unobservable inputs in determining the value of certain investments. As of June 30, 2014, the Fund used significant observable inputs in determining the value of the same investments. As a result, investments with a end of period value of $1,201,423 transferred from level 2 to level 3 in the disclosure hierarchy.

*** As of June 30, 2014 and March 31, 2014, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

ALPHATRAK 500 FUND	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2014	$44,000	$109,090
Realized (loss)	–	(3,938)
Change in unrealized (depreciation)*	–	(1,447)
Purchases	–	–
Sales	–	–
Transfers into Level 3**	–	–
Transfers out of Level 3**	–	–

Balance as of June 30, 2014	$44,000	$103,705

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2014 was $(1,447) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2014.

136 / N-Q Report June 2014

Notes to Financial Statements (Unaudited) (Continued)

Significant unobservable valuations inputs for Level 3 investments as of June 30, 2014, are as follows:

ULTRA SHORT BOND FUND	FAIR VALUE AT 6/30/14	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities-Non- Agency	$71,921	Methods of Comparables/Consensus Pricing	Offered Quote	1.46	1.46

LOW DURATION BOND FUND	FAIR VALUE AT 6/30/14	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Corporate Securities	$877,250	Methods of Comparables/Consensus Pricing	Offered Quote	55.00	55.00
Mortgage-Backed Securities-Non- Agency	$4,844,728	Methods of Comparables/Consensus Pricing	Offered Quote	0.03 - 8.00	7.96

TOTAL RETURN BOND FUND	FAIR VALUE AT 6/30/14	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$65,759,344	Methods of Comparables/Consensus Pricing	Offered Quote	20.00 - 100.00	99.93
Corporate Securities	$1,842,500	Methods of Comparables/Consensus Pricing	Offered Quote	55.00	55.00
Mortgage-Backed Securities-Non- Agency	$34,035,202	Methods of Comparables/Consensus Pricing	Offered Quote	0.03 - 8.00	2.27

HIGH YIELD BOND FUND	FAIR VALUE AT 6/30/14	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$5,102,121	Methods of Comparables/Consensus Pricing	Offered Quote	0.00 - 00.00	0.00 - 00.00
Common Stocks	$20,154,188	Methods of Comparables/Consensus Pricing	Offered Quote	58.00 - 99.50	66.38
Mortgage-Backed Securities-Non- Agency	$1	Methods of Comparables/Consensus Pricing	Offered Quote	0.03	0.03

UNCONSTRAINED BOND FUND	FAIR VALUE AT 6/30/14	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities-Non- Agency	$63,154	Methods of Comparables/Consensus Pricing	Offered Quote	0.79 - 8.90	2.05

FLOATING RATE INCOME FUND**	FAIR VALUE AT 6/30/14	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$1,020,424	Methods of Comparables/Consensus Pricing	Offered Quote	0.00 - 0.00	0.00 - 0.00

STRATEGIC INCOME FUND	FAIR VALUE AT 6/30/14	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$1,247,286	Methods of Comparables/Consensus Pricing	Offered Quote	20.00 - 100.00	98.17
Common Stocks	$654,994	Methods of Comparables/Consensus Pricing	Offered Quote	58.00	58.00
Mortgage-Backed Securities-Non- Agency	$400	Methods of Comparables/Consensus Pricing	Offered Quote	0.03 - 8.00	8.00

N-Q Report June 2014 / 137

Notes to Financial Statements (Unaudited) (Continued)

ALPHATRAK 500 FUND	FAIR VALUE AT 6/30/14	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Corporate Securities	$44,000	Methods of Comparables/Consensus Pricing	Offered Quote	55.00	55.00
Mortgage-Backed Securities-Non Agency	$103,705	Methods of Comparables/Consensus Pricing	Offered Quote	1.46	1.46

* The Methods of Comparables/Consensus Pricing valuation technique for Level 3 securities involves gathering observable and unobservable data related to securities that exhibit characteristics that are comparable to that of the Level 3 security, and using such information as an input into the valuation of the Level 3 security. Such observable and unobservable data may include offered quotes (prices offered to the Fund by potential buyers in the market), broker quotes, and vendor prices for the comparable securities.

** The Floating Rate Income Fund commenced operations on June 28, 2013.

Level 3 Valuation Process:

Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Funds’ Pricing Committee in accordance with procedures approved by the Board of Trustees, and under the general oversight of the Board of Trustees. The Funds’ Pricing Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Pricing Committee reports to the Board of Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Chief Risk Officer, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team as well as alternate members as the Board of Trustees may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Derivative Instruments Categorized by Risk Exposure:

The following is a summary of the location of derivative instruments on the Funds’ statements of assets and liabilities as of June 30, 2014:

LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES

DERIVATIVE TYPE	ASSET DERIVATIVES	LIABILITY DERIVATIVES

Interest rate contracts	Unrealized appreciation on	Unrealized depreciation on swap
	swap contracts	contracts
	Premiums paid for swap	Premiums received on swap
	contracts	contracts

	Receivable for daily variation	Payable for daily variation margin
margin

Credit contracts	Unrealized appreciation on	Unrealized depreciation on swap
	swap contracts	contracts
	Premiums paid for swap	Premiums received for swap
	contracts	contracts

Equity contracts	Unrealized appreciation on	Unrealized depreciation on swap
	swap contracts	contracts
	Premiums paid for swap	Premiums received for swap
	contracts	contracts

	Receivable for daily variation	Payable for daily variation margin
margin

Foreign currency exchange	Unrealized appreciation on	Unrealized depreciation on foreign
contracts	foreign currency exchange	currency exchange contracts
contracts

138 / N-Q Report June 2014

Notes to Financial Statements (Unaudited) (Continued)

The following is a summary of the Funds’ derivative instrument holdings categorized by primary risk exposure as of June 30, 2014:

		ASSET DERIVATIVE INVESTMENTS

	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND
Interest contracts:
Futures[1]	$–	$–	$–	$531,210
Swaps	–	–	57,158	129,500,432

Total	$–	$–	$57,158	$130,031,642

		ASSET DERIVATIVE INVESTMENTS

	HIGH YIELD BOND FUND	UNCONSTRAINED BOND FUND	FLOATING RATE INCOME FUND*	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Credit contracts:
Swaps	$355,264	$52,082	$–	$–	$–
Equity contracts:
Swaps	–	–	–	–	71,892
Interest contracts:
Futures[1]	–	184,507	–	–	7,029

Total	$355,264	$236,589	$–	$–	$78,921

1Includes cumulative appreciation/(depreciation) of financial futures contracts as reported in the Schedule of Portfolio Investments.

*The Floating Rate Income Fund commenced operations on June 28, 2013.

		LIABILITY DERIVATIVE INVESTMENTS

	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND
Credit contracts:
Swaps	$–	$–	$–	$(501,328)
Interest contracts:
Futures[1]	–	–	–	(5,228,072)
Swaps	–	–	–	(114,627,549)
Swaptions	–	(283,266)	(833)	(7,586,669)
Written options	–	–	–	(375,000)

Total	$–	$(283,266)	$(833)	$(128,318,618)

		LIABILITY DERIVATIVE INVESTMENTS

	HIGH YIELD BOND FUND	UNCONSTRAINED BOND FUND	FLOATING RATE INCOME FUND*	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Credit contracts:
Swaps	$(29,216)	$–	$–	$–	$–
Interest contracts:
Futures[1]	–	(6,182)	–	–	–

Total	$(29,216)	$(6,182)	$–	$–	$–

1Includes cumulative appreciation/(depreciation) of financial futures contracts as reported in the Schedule of Portfolio Investments.

*The Floating Rate Income Fund commenced operations on June 28, 2013.

N-Q Report June 2014 / 139

Notes to Financial Statements (Unaudited) (Continued)

2.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 2 under “Security Valuation”.

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the period ended June 30, 2014, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

140 / N-Q Report June 2014

Notes to Financial Statements (Unaudited) (Continued)

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund will not make total short sales exceeding 25% of the value of each respective Fund’s assets. The High Yield Bond Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of each respective Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.) At June 30, 2014, the Funds did not hold any short debt or equity.

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Funds might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Funds. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the period ended June 30, 2014, the Funds did not receive in-kind payments with respect to PIK securities.

The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Master Repurchase Agreements (MRA) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of June 30, 2014, the Total Return Bond Fund and High Yield Bond Fund held repurchase agreements.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings.

Reverse repurchase transactions and treasury roll transactions are entered into by a Fund under Master Repurchase Agreements (MRA), which permit a Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment

N-Q Report June 2014 / 141

Notes to Financial Statements (Unaudited) (Continued)

due to or from a Fund. With reverse repurchase transactions and treasury roll transactions, typically the Funds and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. There were no reverse repurchase agreements for the period ended June 30, 2014.

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they must result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

Derivatives:

The Funds engaged in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, foreign currency exchange contracts, swap agreements and swaptions as a means of managing interest rate risk and yield curve positioning consistent with the advisor’s current market perspectives. Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and credits. The market value of these instruments, realized and changes in unrealized gains and losses, the types of contracts are included in the Schedule of Portfolio Investments and the Notes to Financial Statements.

Options - The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may write a call or put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it maybe required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty

142 / N-Q Report June 2014

Notes to Financial Statements (Unaudited) (Continued)

to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). As of June 30, 2014, the Low Duration Bond Fund and the Total Return Bond Fund held written swaptions.

Futures - The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency - The Funds may hold foreign currency as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk).

Foreign Currency Exchange Contracts - The Funds entered into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Swaps - The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2014, for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

N-Q Report June 2014 / 143

Notes to Financial Statements (Unaudited) (Continued)

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At June 30, 2014, the Low Duration Bond Fund, the Intermediate Bond Fund, and the Total Return Bond Fund held swaptions.

In addition to the securities listed above, the AlphaTrak 500 Fund invested in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cash flows. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability in the statements of assets and liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in both the statements of assets and liabilities and the statements of operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At June 30, 2014, the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments. Swap transactions present risk of loss in excess of the related amounts in the statements of assets and liabilities.

144 / N-Q Report June 2014

Notes to Financial Statements (Unaudited) (Concluded)

3.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

   At March 31, 2014, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2015	EXPIRING IN 2016	EXPIRING IN 2017	EXPIRING IN 2018	EXPIRING IN 2019	SHORT TERM NON-EXPIRING AMOUNTS*	LONG TERM NON-EXPIRING AMOUNTS*
Ultra Short Bond Fund	$171,312	$1,489,245	$17,068,161	$14,894,875	$10,083,524	$186,878	$ 4,662,406
Low Duration Bond Fund	–	–	99,373,584	21,029,490	42,081,240	755,176	52,093,396
Total Return Bond Fund	–	–	–	–	–	153,433,812	–
Unconstrained Bond Fund	–	–	–	–	–	828,570	–
Strategic Income Fund	–	6,589,872	47,852,416	18,413,032	41,345,040	–	3,985,704
AlphaTrak 500 Fund	–	–	64,047,338	15,892,244	12,617,196	–	–

*

Under the Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the years preceding enactment.

For additional information regarding the accounting policies of the Metropolitan West Funds, refer to the most recent financial statements in the CRS filing at www.sec.gov.

N-Q Report June 2014 / 145

Metropolitan West Funds

Privacy Policy

Our Privacy Policy

We, The TCW Group, Inc. and its subsidiaries, the TCW Funds, Inc., TCW Strategic Income Fund, Inc. and the Metropolitan West Funds (collectively, “TCW”) are committed to protecting the nonpublic personal and financial information of our customers and consumers who obtain or seek to obtain financial products or services primarily for personal, family or household purposes. We fulfill our commitment by establishing and implementing policies and systems to protect the security and confidentiality of this information.

In our offices, we limit access to nonpublic personal and financial information about you to those TCW personnel who need to know the information in order to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal and financial information.

What You Should Know

At TCW, we recognize the importance of keeping information about you secure and confidential. We do not sell or share your nonpublic personal and financial information with marketers or others outside our affiliated group of companies.

We carefully manage information among our affiliated group of companies to safeguard your privacy and to provide you with consistently excellent service.

We are providing this notice to you to comply with the requirements of Regulation S-P, “Privacy of Consumer Financial Information,” issued by the U.S. Securities and Exchange Commission.

Categories of Information We Collect

We may collect the following types of nonpublic personal and financial information about you from the following sources:

• Your name, address and identifying numbers, and other personal and financial information, from you and from identification cards and papers you submit to us, on applications, subscription agreements or other forms or communications.

• Information about your account balances and financial transactions with us, our affiliated entities, or nonaffiliated third parties, from our internal sources, from affiliated entities and from nonaffiliated third parties.

• Information about your account balances and financial transactions and other personal and financial information, from consumer credit reporting agencies or other nonaffiliated third parties, to verify information received from you or others.

Categories of Information We Disclose to Nonaffiliated Third Parties

• We may disclose your name, address and account and other identifying numbers, as well as information about your pending or past transactions and other personal financial information, to nonaffiliated third parties, for our everyday business purposes such as necessary to execute, process, service and confirm your securities transactions and mutual fund transactions, to administer and service your account and commingled investment vehicles in which you are invested, to market our products and services through joint marketing arrangements or to respond to court orders and legal investigations.

• We may disclose nonpublic personal and financial information concerning you to law enforcement agencies, federal regulatory agencies, self-regulatory organizations or other nonaffiliated third parties, if required or requested to do so by a court order, judicial subpoena or regulatory inquiry.

We do not otherwise disclose your nonpublic personal and financial information to nonaffiliated third parties, except where we believe in good faith that disclosure is required or permitted by law. Because we do not disclose your nonpublic personal and financial information to nonaffiliated third parties, our Customer Privacy Policy does not contain opt-out provisions.

Categories of Information We Disclose to Our Affiliated Entities

•

We may disclose your name, address and account and other identifying numbers, account balances, information about your pending or past transactions and other personal financial information to our affiliated entities for any purpose.

146 / Annual Report March 2014

Metropolitan West Funds

Privacy Policy (Concluded)

•	We regularly disclose your name, address and account and other identifying numbers, account balances and information about your pending or past transactions to our affiliates to execute, process and confirm securities transactions or mutual fund transactions for you, to administer and service your account and commingled investment vehicles in which you are invested, or to market our products and services to you.

Information About Former Customers

We do not disclose nonpublic personal and financial information about former customers to nonaffiliated third parties unless required or requested to do so by a court order, judicial subpoena or regulatory inquiry, or otherwise where we believe in good faith that disclosure is required or permitted by law.

Questions

Should you have any questions about our Customer Privacy Policy, please contact us by email or by regular mail at the address at the end of this policy.

Reminder About TCW’s Financial Products

Financial products offered by The TCW Group, Inc. and its subsidiaries, the TCW Funds, Inc., TCW Strategic Income Fund, Inc. and the Metropolitan West Funds:

•	Are not guaranteed by a bank;

•	Are not obligations of The TCW Group, Inc. or of its subsidiaries;

•	Are not insured by the Federal Deposit Insurance Corporation; and

•	Are subject to investment risks, including possible loss of the principal amount committed or invested, and earnings thereon.

THE TCW GROUP, INC.

TCW FUNDS, INC.

TCW STRATEGIC INCOME FUND, INC.

METROPOLITAN WEST FUNDS

Attention: Privacy Officer | 865 South Figueroa St. Suite 1800 | Los Angeles, CA 90017 | email: privacy@tcw.com

Annual Report March 2014 / 147

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Metropolitan West Funds

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	August 22, 2014

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, Treasurer
(principal financial officer)

Date	August 22, 2014

* Print the name and title of each signing officer under his or her signature.